UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116-5021
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.54%

AIRLINES—1.50%
Air China Ltd. Class H	121,200,000	$122,641,743

		122,641,743
BANKS—39.91%
Agricultural Bank of China Ltd. Class H(a)(b)	547,824,000	323,718,028
Bank of China Ltd. Class H	881,124,000	486,639,626
Bank of Communications Co. Ltd. Class H	283,608,000	300,490,993
China CITIC Bank Class H	330,876,000	236,838,993
China Construction Bank Corp. Class H	853,248,320	806,277,701
China Merchants Bank Co. Ltd. Class H(b)	116,958,075	301,143,403
China Minsheng Banking Corp. Ltd. Class H(b)	146,652,000	140,655,724
Industrial and Commercial Bank of China Ltd. Class H	787,800,995	666,338,707

		3,262,103,175
COAL—9.83%
China Coal Energy Co. Class H	146,652,000	204,281,199
China Shenhua Energy Co. Ltd. Class H	69,690,000	325,230,766
Yanzhou Coal Mining Co. Ltd. Class H	70,296,000	274,211,957

		803,723,922
ENGINEERING & CONSTRUCTION—0.99%
China Railway Group Ltd. Class H	150,288,000	80,487,935

		80,487,935
INSURANCE—11.12%
China Life Insurance Co. Ltd. Class H	82,416,000	292,842,268
China Pacific Insurance (Group) Co. Ltd. Class H	61,812,000	266,979,839
Ping An Insurance (Group) Co. of China Ltd. Class H(b)	32,118,000	349,189,595

		909,011,702
MINING—2.99%
Aluminum Corp. of China Ltd. Class H(b)	140,592,000	131,947,536
Zijin Mining Group Co. Ltd. Class H	143,016,000	112,496,493

		244,444,029
OIL & GAS—15.00%
China Petroleum & Chemical Corp. Class H	307,848,000	309,924,734
CNOOC Ltd.	239,976,000	591,938,328
PetroChina Co. Ltd. Class H	225,432,000	323,886,544

		1,225,749,606
TELECOMMUNICATIONS—17.12%
China Mobile Ltd.(b)	76,962,000	707,436,892
China Telecom Corp. Ltd. Class H	533,280,000	307,571,759
China Unicom (Hong Kong) Ltd.	189,072,000	384,589,526

		1,399,598,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA 25 INDEX FUND

April 30, 2011

TRANSPORTATION—1.08%
China COSCO Holdings Co. Ltd. Class H(a)(b)	92,112,000	88,464,329

		88,464,329

TOTAL COMMON STOCKS
(Cost: $7,528,074,458)		8,136,224,618

SHORT-TERM INVESTMENTS—2.37%

MONEY MARKET FUNDS—2.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	174,643,321	174,643,321
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	18,038,006	18,038,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,462,193	1,462,193

		194,143,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,143,520)		194,143,520

TOTAL INVESTMENTS IN SECURITIES—101.91%
(Cost: $7,722,217,978)		8,330,368,138
Other Assets, Less Liabilities—(1.91)%		(156,160,855)

NET ASSETS—100.00%		$8,174,207,283

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.62%

AGRICULTURE—0.28%
China Agri-Industries Holdings Ltd.(a)	143,000	$163,111

		163,111
AIRLINES—0.83%
Air China Ltd. Class H	308,000	311,664
China Eastern Airlines Corp. Ltd. Class H(a)(b)	154,000	67,408
China Southern Airlines Co. Ltd. Class H(b)	199,000	104,014

		483,086
AUTO MANUFACTURERS—1.85%
Brilliance China Automotive Holdings Ltd.(a)(b)	220,000	214,120
Dongfeng Motor Group Co. Ltd. Class H	242,000	377,599
Great Wall Motor Co. Ltd. Class H	99,000	177,414
Guangzhou Automobile Group Co. Ltd. Class H	220,415	248,859
Sinotruk (Hong Kong) Ltd.	77,000	63,840

		1,081,832
AUTO PARTS & EQUIPMENT—0.39%
Weichai Power Co. Ltd. Class H	33,400	227,895

		227,895
BANKS—30.93%
Agricultural Bank of China Ltd. Class H(b)	1,397,000	825,510
Bank of China Ltd. Class H	5,720,000	3,159,123
Bank of Communications Co. Ltd. Class H	726,000	769,218
China CITIC Bank Class H	847,000	606,277
China Construction Bank Corp. Class H	6,578,680	6,216,529
China Merchants Bank Co. Ltd. Class H	357,648	920,871
China Minsheng Banking Corp. Ltd. Class H	368,500	353,433
Chongqing Rural Commercial Bank Class H(b)	253,000	175,559
Industrial and Commercial Bank of China Ltd. Class H	5,940,795	5,024,850

		18,051,370
BEVERAGES—0.40%
Tsingtao Brewery Co. Ltd. Class H	44,000	233,663

		233,663
BUILDING MATERIALS—2.62%
Anhui Conch Cement Co. Ltd. Class H	132,000	622,818
BBMG Corp. Class H	104,500	171,933
China National Building Material Co. Ltd. Class H	264,000	556,033
China Resources Cement Holdings Ltd.	176,000	179,000

		1,529,784
CHEMICALS—0.67%
China BlueChemical Ltd. Class H	176,000	143,200
Sinofert Holdings Ltd.(a)(b)	198,000	82,589
Sinopec Shanghai Petrochemical Co. Ltd. Class H	220,000	106,494

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2011

Sinopec Yizheng Chemical Fibre Co. Ltd. Class H(b)	132,000	56,419

		388,702
COAL—4.53%
China Coal Energy Co. Class H	374,000	520,969
China Shenhua Energy Co. Ltd. Class H	308,000	1,437,381
Yanzhou Coal Mining Co. Ltd. Class H	176,000	686,544

		2,644,894
COMMERCIAL SERVICES—1.37%
Anhui Expressway Co. Ltd. Class H	44,000	36,820
CITIC Resources Holdings Ltd.(b)	176,000	43,504
COSCO Pacific Ltd.(a)	132,000	273,258
Jiangsu Expressway Co. Ltd. Class H	110,000	116,548
Shenzhen Expressway Co. Ltd. Class H	66,000	44,014
Shenzhen International Holdings Ltd.	1,127,500	104,511
Sichuan Expressway Co. Ltd. Class H	88,000	53,247
Zhejiang Expressway Co. Ltd. Class H	154,000	127,084

		798,986
COMPUTERS—0.68%
Lenovo Group Ltd.	682,000	396,859

		396,859
DIVERSIFIED FINANCIAL SERVICES—0.33%
China Everbright Ltd.(a)	88,000	194,181

		194,181
ELECTRIC—1.11%
China Resources Power Holdings Co. Ltd.(a)	177,600	326,958
Datang International Power Generation Co. Ltd. Class H	286,000	107,882
Huadian Power International Corp. Ltd. Class H(a)	132,000	28,379
Huaneng Power International Inc. Class H	330,000	181,832

		645,051
ELECTRICAL COMPONENTS & EQUIPMENT—0.92%
BYD Co. Ltd. Class H(a)(b)	60,500	218,864
Dongfang Electric Corp. Ltd. Class H	30,800	101,311
Harbin Power Equipment Co. Ltd. Class H	44,000	42,427
Zhuzhou CSR Times Electric Co. Ltd. Class H	44,000	174,185

		536,787
ENERGY - ALTERNATE SOURCES—0.23%
China Longyuan Power Group Corp. Ltd. Class H	132,000	135,610

		135,610
ENGINEERING & CONSTRUCTION—1.60%
Beijing Capital International Airport Co. Ltd. Class H	154,000	75,933
China Communications Construction Co. Ltd. Class H	407,000	375,688
China Railway Construction Corp. Ltd. Class H	187,000	165,150
China Railway Group Ltd. Class H	385,000	206,190
Metallurgical Corp. of China Ltd. Class H(b)	264,000	111,818

		934,779

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2011

ENVIRONMENTAL CONTROL—0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H(a)	22,000	7,307

		7,307
FOOD—0.29%
China Foods Ltd.	110,000	76,896
Lianhua Supermarket Holdings Co. Ltd. Class H	22,000	89,500

		166,396
HEALTH CARE - PRODUCTS—0.41%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H(b)	88,000	241,310

		241,310
HOLDING COMPANIES - DIVERSIFIED—3.04%
Beijing Enterprises Holdings Ltd.(a)	49,500	262,871
China Merchants Holdings (International) Co. Ltd.(a)	110,000	506,270
China Resources Enterprise Ltd.	110,000	443,251
CITIC Pacific Ltd.(a)	99,000	295,690
Guangdong Investment Ltd.	176,000	91,086
Shanghai Industrial Holdings Ltd.(a)	44,000	173,618

		1,772,786
INSURANCE—10.04%
China Life Insurance Co. Ltd. Class H	682,000	2,423,297
China Pacific Insurance (Group) Co. Ltd. Class H	156,200	674,663
China Taiping Insurance Holdings Co. Ltd.(b)	77,000	211,642
PICC Property and Casualty Co. Ltd. Class H(a)(b)	308,000	395,726
Ping An Insurance (Group) Co. of China Ltd. Class H	198,000	2,152,672

		5,858,000
IRON & STEEL—0.38%
Angang New Steel Co. Ltd. Class H	110,000	141,189
Maanshan Iron & Steel Co. Ltd. Class H	154,000	81,088

		222,277
MACHINERY—0.68%
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(b)	101,200	268,387
Shanghai Electric Group Co. Ltd. Class H	264,000	131,191

		399,578
MACHINERY - CONSTRUCTION & MINING—0.22%
China National Materials Co. Ltd. Class H	132,000	130,002

		130,002
MANUFACTURING—0.08%
Xinjiang Goldwind Science & Technology Co. Ltd. Class H(b)	35,200	48,670

		48,670
METAL FABRICATE & HARDWARE—0.77%
Jiangxi Copper Co. Ltd. Class H	132,000	447,783

		447,783

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2011

MINING—1.51%
Aluminum Corp. of China Ltd. Class H(a)	352,000	330,357
China Molybdenum Co. Ltd. Class H	88,000	78,850
Zhaojin Mining Industry Co. Ltd. Class H	38,500	178,186
Zijin Mining Group Co. Ltd. Class H	374,000	294,189

		881,582
OIL & GAS—14.97%
China Petroleum & Chemical Corp. Class H	1,540,000	1,550,389
CNOOC Ltd.	1,628,000	4,015,717
Kunlun Energy Co. Ltd.(b)	220,000	389,721
PetroChina Co. Ltd. Class H	1,936,000	2,781,523

		8,737,350
OIL & GAS SERVICES—0.45%
China Oilfield Services Ltd. Class H	132,000	261,023

		261,023
PHARMACEUTICALS—0.41%
Guangzhou Pharmaceutical Co. Ltd. Class H	22,000	24,839
Sinopharm Group Co. Ltd. Class H	61,600	213,327

		238,166
REAL ESTATE—3.18%
Beijing North Star Co. Ltd. Class H(a)	44,000	10,763
China Overseas Land & Investment Ltd.	375,040	721,342
China Resources Land Ltd.(a)	198,000	341,573
Franshion Properties (China) Ltd.(a)	330,000	102,812
Guangzhou R&F Properties Co. Ltd. Class H	88,000	119,862
Poly (Hong Kong) Investments Ltd.(a)	165,000	131,913
Shenzhen Investment Ltd.(a)	242,000	75,707
Sino-Ocean Land Holdings Ltd.(a)	385,000	218,581
Yuexiu Property Co. Ltd.(a)(b)	639,800	134,259

		1,856,812
SHIPBUILDING—0.07%
Guangzhou Shipyard International Co. Ltd. Class H	22,000	40,841

		40,841
SOFTWARE—0.11%
Travelsky Technology Ltd. Class H	66,000	66,615

		66,615
TELECOMMUNICATIONS—12.86%
China Communications Services Corp. Ltd. Class H	154,000	93,975
China Mobile Ltd.	550,000	5,055,616
China Telecom Corp. Ltd. Class H	1,474,000	850,136
China Unicom (Hong Kong) Ltd.	638,128	1,298,010
ZTE Corp. Class H	58,232	209,535

		7,507,272

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2011

TEXTILES—0.08%
Weiqiao Textile Co. Ltd. Class H	55,000	49,565

		49,565
TRANSPORTATION—1.32%
China COSCO Holdings Co. Ltd. Class H(b)	231,000	221,852
China Shipping Container Lines Co. Ltd. Class H(b)	341,000	136,091
China Shipping Development Co. Ltd. Class H	110,000	115,699
CSR Corp Ltd. Class H	187,000	206,317
Guangshen Railway Co. Ltd. Class H(a)	132,000	52,341
Sinotrans Ltd. Class H	154,000	37,669

		769,969

TOTAL COMMON STOCKS
(Cost: $48,093,657)		58,149,894

SHORT-TERM INVESTMENTS—4.57%

MONEY MARKET FUNDS—4.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	2,410,597	2,410,597
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	248,978	248,978
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	8,590	8,590

		2,668,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,668,165)		2,668,165

TOTAL INVESTMENTS IN SECURITIES—104.19%
(Cost: $50,761,822)		60,818,059
Other Assets, Less Liabilities—(4.19)%		(2,447,695)

NET ASSETS—100.00%		$58,370,364

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.33%

AUSTRALIA—8.22%
Acrux Ltd.(a)	5,172	$19,753
Adamus Resources Ltd.(a)	13,926	10,363
AED Oil Ltd.(a)(b)	13,674	3,517
AJ Lucas Group Ltd.(a)	4,872	9,064
Alesco Corp. Ltd.	8,064	28,769
Alliance Resources Ltd.(a)	14,106	3,782
Ampella Mining Ltd.(a)	6,264	14,738
APA Group	22,050	102,554
Arafura Resources Ltd.(a)	11,400	14,596
ARB Corp. Ltd.	2,256	20,368
Ardent Leisure Group	44,916	68,078
Aston Resources Ltd.(a)	1,908	19,836
Astro Japan Property Trust	10,324	35,250
Atlas Iron Ltd.(a)	14,694	56,281
Aurora Oil and Gas Ltd.(a)	11,826	34,296
Austal Ltd.	13,068	44,333
Austin Engineering Ltd.	2,220	11,807
Australian Agricultural Co. Ltd.(a)	17,184	29,806
Australian Pharmaceutical Industries Ltd.	36,792	12,683
AWE Ltd.(a)	22,146	37,807
Bathurst Resources Ltd.(a)	18,948	24,261
Beach Energy Ltd.	59,418	62,423
Beadell Resources Ltd.(a)	15,984	14,431
Biota Holdings Ltd.(a)	19,578	25,603
Boart Longyear Group	14,796	73,998
Bradken Ltd.	7,170	62,458
Brockman Resources Ltd.(a)	3,378	18,890
Bunnings Warehouse Property Trust	7,164	13,916
Campbell Brothers Ltd.	2,100	104,014
Catalpa Resources Ltd.(a)	5,538	8,788
Centro Retail Group(a)	110,748	44,237
Charter Hall Retail REIT	10,792	37,793
Coal of Africa Ltd.(a)	16,572	22,125
Coalspur Mines Ltd.(a)	11,304	21,587
Cockatoo Coal Ltd.(a)	23,724	12,851
Coffey International Ltd.	9,180	6,831
ConnectEast Group	91,110	46,862
Conquest Mining Ltd.(a)	25,644	15,575
Crane Group Ltd.(c)	8,340	93,831
Dart Energy Ltd.(a)	13,826	11,499
Dart Energy Ltd. New(a)(c)	3,142	2,613
David Jones Ltd.	24,432	124,595
Discovery Metals Ltd.(a)	13,590	18,888
Emeco Holdings Ltd.	41,262	49,445
Energy World Corp. Ltd.(a)	37,662	20,402
Equatorial Resources Ltd.(a)	2,682	7,044
FKP Property Group	26,422	22,554
FlexiGroup Ltd.	6,432	15,626
Flinders Mines Ltd.(a)	56,640	9,917
G.U.D Holdings Ltd.	5,796	59,496
Geodynamics Ltd.(a)	27,192	8,481
Gindalbie Metals Ltd.(a)	20,562	22,615
GrainCorp Ltd.	4,788	40,975
Gryphon Minerals Ltd.(a)	9,102	15,688
Hastie Group Ltd.	28,494	5,925
Hills Industries Ltd.	19,668	33,792

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Imdex Ltd.	6,132	14,025
Independence Group NL	8,094	59,435
Infigen Energy	53,442	26,026
ING Office Fund	119,226	82,199
Integra Mining Ltd.(a)	23,586	12,260
Intrepid Mines Ltd.(a)	15,684	31,324
Invocare Ltd.	7,398	55,539
Ivanhoe Australia Ltd.(a)	5,202	18,274
Jabiru Metals Ltd.(a)	12,900	11,435
JB Hi-Fi Ltd.(b)	8,190	169,485
Karoon Gas Australia Ltd.(a)	4,266	30,859
Kingsgate Consolidated Ltd.	6,329	53,747
Linc Energy Ltd.(a)	15,768	46,936
Macmahon Holdings Ltd.	41,388	23,779
Mantra Resources Ltd.(a)	498	3,673
McMillan Shakespeare Ltd.	1,578	16,405
Medusa Mining Ltd.	4,986	43,815
Mesoblast Ltd.(a)	3,690	32,911
Miclyn Express Offshore Ltd.	6,342	11,452
Minara Resources Ltd.	51,516	43,410
Mineral Deposits Ltd.(a)	1,620	11,878
Mineral Resources Ltd.	4,038	51,437
Mirabela Nickel Ltd.(a)	14,196	30,605
Monadelphous Group Ltd.	5,202	109,302
Mount Gibson Iron Ltd.(a)	26,010	53,512
Murchison Metals Ltd.(a)	7,200	8,273
Myer Holdings Ltd.	18,102	62,599
Navitas Ltd.	8,610	38,349
Northern Iron Ltd.(a)	7,842	15,104
OM Holdings Ltd.(b)	16,428	21,304
Pacific Brands Ltd.	37,077	29,620
PanAust Ltd.(a)	85,405	71,967
Panoramic Resources Ltd.	7,818	17,625
PaperlinX Ltd.(a)	45,480	14,434
Peet Ltd.	4,710	8,917
Perseus Mining Ltd.(a)	15,678	50,271
Pharmaxis Ltd.(a)	12,162	39,795
Platinum Australia Ltd.(a)	11,370	6,346
Premier Investments Ltd.	8,244	54,131
Primary Health Care Ltd.	19,488	74,004
Ramelius Resources Ltd.(a)	11,376	16,620
REA Group Ltd.	1,596	24,016
Regis Resources Ltd.(a)	13,752	36,119
Resolute Mining Ltd.(a)	10,854	13,897
Rex Minerals Ltd.(a)	4,674	13,657
Roc Oil Co. Ltd.(a)	31,110	14,639
Sandfire Resources NL(a)	3,456	27,042
Saracen Mineral Holdings Ltd.(a)	15,312	11,730
Seek Ltd.	11,310	86,021
Sigma Pharmaceuticals Ltd.(a)	36,690	14,856
Silex Systems Ltd.(a)	8,868	39,304
Silver Lake Resources Ltd.(a)	5,568	12,735
Skilled Group Ltd.(a)	15,186	34,900
Spark Infrastructure Group(d)	41,304	53,563
Spotless Group Ltd.	8,064	17,297
St Barbara Ltd.(a)	9,901	24,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Straits Resources Ltd.(a)	11,670	11,302
Sundance Resources Ltd.(a)	79,854	34,955
Sunland Group Ltd.(a)	18,810	14,204
Tiger Resources Ltd.(a)	18,564	12,596
Transfield Services Ltd.	12,330	47,901
Transpacific Industries Group Ltd.(a)	22,428	27,244
Troy Resources NL(a)	2,718	10,678
UGL Ltd.	6,936	114,463
Virgin Blue Holdings Ltd.(a)	114,930	35,846
Watpac Ltd.	5,706	9,772
Western Areas NL	7,296	53,575
White Energy Co. Ltd.(a)	27	80
White Energy Co. Ltd. (2011 Performance Contingent)(a)(c)	155	—

		4,127,238
AUSTRIA—1.25%
Andritz AG	1,482	153,271
Atrium European Real Estate Ltd.	8,928	61,194
BWT AG	1,158	35,013
Intercell AG(a)	2,280	20,668
Oesterreichische Post AG	936	33,939
Palfinger AG	1,446	60,068
RHI AG(a)	1,662	59,474
Schoeller-Bleckmann Oilfield Equipment AG	642	65,130
Semperit AG Holding	432	25,300
Wienerberger AG(a)	4,512	96,628
Zumtobel AG	498	18,101

		628,786
BELGIUM—2.79%
Ackermans & van Haaren NV	1,398	146,513
Agfa-Gevaert NV(a)	10,315	46,063
Banque Nationale Belgique	6	31,155
Barco NV(a)	420	36,757
Befimmo SCA	876	81,422
Bekaert NV	1,998	250,448
Cofinimmo SA	708	109,135
Compagnie Maritime Belge SA	918	28,778
EVS Broadcast Equipment SA	624	42,817
Ion Beam Applications SA(a)	1,932	22,845
Nyrstar NV	4,158	57,493
Omega Pharma SA	1,434	73,611
RHJ International SA(a)	7,843	65,277
SA D’Ieteren NV	1,398	101,816
Sofina SA	582	60,589
Telenet Group Holding NV(a)	3,636	181,062
ThromboGenics NV(a)	1,740	54,237
Van de Velde NV	228	13,801

		1,403,819
DENMARK—1.63%
A/S Dampskibsselskabet TORM(a)	2,274	14,852
ALK-Abello A/S	480	29,220
Alm. Brand A/S(a)	3,246	7,297
Bang & Olufsen A/S Class B(a)	1,392	21,877
DSV A/S	7,782	203,736
Genmab A/S(a)	1,782	19,285
GN Store Nord A/S	10,662	105,949
Jyske Bank A/S Registered(a)	2,034	101,282
SimCorp A/S	264	48,056

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Sydbank A/S	3,144	91,318
Topdanmark A/S(a)	960	176,659

		819,531
FINLAND—2.34%
Amer Sports OYJ Class A	4,470	73,413
Cargotec Corp. Class B	1,542	86,613
Citycon OYJ	6,498	30,849
Elisa OYJ	4,710	113,551
Huhtamaki OYJ	4,386	61,427
Konecranes OYJ	2,232	107,521
M-real OYJ Class B(a)	9,228	43,673
Orion OYJ Class B	3,138	78,120
Outotec OYJ	1,554	98,653
Pohjola Bank PLC	2,958	43,973
Ramirent OYJ	4,140	70,634
Ruukki Group OYJ(a)	8,022	20,232
Talvivaara Mining Co. PLC(a)	2,982	26,436
Tieto OYJ	2,484	45,881
Uponor OYJ	3,312	64,713
Vacon OYJ	918	63,603
YIT OYJ	4,902	147,198

		1,176,490
FRANCE—5.92%
Altran Technologies SA(a)	5,430	42,938
Arkema	1,716	179,101
BOURBON SA	2,089	99,098
CFAO SA	1,512	60,903
Compagnie Plastic Omnium SA	642	61,625
Derichebourg(a)	6,642	63,017
Etablissements Maurel et Prom	3,816	81,468
Faurecia(a)	1,254	51,813
Fimalac SA	744	33,611
Gemalto NV	3,432	176,199
Groupe Eurotunnel SA	15,438	167,999
Guerbet	120	12,355
Havas SA	16,512	94,314
IMS International Metal Service(a)	1,680	43,954
Ingenico SA	246	12,228
Ipsos SA	1,260	65,614
Laurent-Perrier Group	192	24,554
M6-Metropole Television	3,444	91,588
Medica SA(a)	462	9,548
Mercialys	1,374	59,523
Mersen	186	11,325
Neopost SA	1,416	135,332
Nexans SA	990	105,105
Nexity	1,140	62,071
NicOx SA(a)(b)	3,159	8,356
Remy Cointreau SA	624	51,510
Rhodia SA	3,840	179,314
Rubis SA	474	58,368
SA des Ciments Vicat	432	39,500
Saft Groupe SA	1,664	76,530
SEB SA	816	89,852
Sechilienne-Sidec	1,626	47,644
Societe de la Tour Eiffel	462	46,417
Societe Immobiliere de Location pour l’Industrie et le Commerce	684	102,747
Soitec SA(a)(b)	3,486	56,709
Technicolor SA Registered(a)	1,851	14,176
Teleperformance SA	2,460	94,033
Ubisoft Entertainment SA(a)	3,276	32,943
Valeo SA(a)	2,509	160,043

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Virbac SA	150	27,706
Zodiac Aerospace	1,830	143,894

		2,975,025
GERMANY—7.73%
Aareal Bank AG(a)	2,704	82,119
AIXTRON AG(b)	4,002	170,996
Aurubis AG	1,512	89,504
Axel Springer AG	540	88,607
Bauer AG	852	45,928
BayWa AG Registered	1,482	70,028
Bilfinger Berger SE(a)	1,604	154,752
Brenntag AG(a)	480	59,107
centrotherm photovoltaics AG(a)	480	29,108
Conergy AG(a)(b)	21,264	12,303
Demag Cranes AG	1,326	71,401
Deutsche EuroShop AG	1,692	68,480
Deutsche Wohnen AG Bearer(a)	3,758	59,294
DEUTZ AG(a)	7,086	64,958
DIC Asset AG	3,115	42,055
Douglas Holding AG	1,926	113,096
ElringKlinger AG	2,082	73,160
Freenet AG	3,480	44,401
FUCHS PETROLUB AG	906	131,350
GAGFAH SA	3,708	33,722
Gildemeister AG	3,088	78,456
Grenkeleasing AG	744	44,582
Heidelberger Druckmaschinen AG(a)	7,260	32,453
IVG Immobilien AG(a)	4,428	37,426
Jenoptik AG(a)	5,214	42,878
Kabel Deutschland Holding AG(a)	2,922	182,919
Kloeckner & Co. SE(a)	1,650	59,436
Kontron AG	4,746	58,604
LEONI AG(a)	1,614	88,849
Manz Automation AG(a)	390	27,322
MLP AG	3,768	37,454
MTU Aero Engines Holding AG(a)	1,980	152,017
Nordex SE(a)	1,848	18,611
Phoenix Solar AG	270	8,742
Praktiker Bau-und Heimwerkermaerkte Holding AG	3,204	37,947
Rheinmetall AG	1,080	97,035
Rhoen Klinikum AG	3,528	80,841
Roth & Rau AG(a)	966	33,192
SGL Carbon SE(a)(b)	2,556	136,515
Singulus Technologies AG(a)	3,066	21,543
Sky Deutschland AG(a)	13,698	60,479
Software AG	966	183,086
Stada Arzneimittel AG	2,274	100,789
Symrise AG	4,914	162,357
Takkt AG	1,608	27,721
Tognum AG	4,098	157,467
United Internet AG Registered	4,938	96,923
Vossloh AG	564	81,215
Wincor Nixdorf AG	1,650	136,595
Wirecard AG	4,374	83,647

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

ZhongDe Waste Technology AG	792	10,599

		3,882,069
GREECE—0.30%
Ellaktor SA	1,080	4,903
Folli Follie Group(a)	360	6,810
Jumbo SA	780	6,307
Marfin Investment Group SA(a)	4,644	4,892
Mytilineos Holdings SA(a)	2,730	21,790
Piraeus Bank SA(a)	35,550	58,016
Titan Cement Co. SA	1,740	46,466

		149,184
HONG KONG—5.85%
Ajisen (China) Holdings Ltd.(b)	18,000	35,918
AMVIG Holdings Ltd.	72,000	52,001
Anxin-China Holdings Ltd.(a)	48,000	12,112
APAC Resources Ltd.(a)	240,000	13,904
Apollo Solar Energy Technology Holdings Ltd.(a)	120,000	8,497
BaWang International (Group) Holding Ltd.	24,000	6,705
Boshiwa International Holding Ltd.(a)	18,000	11,679
BYD Electronic International Co. Ltd.	21,000	11,247
Chigo Holding Ltd.	96,000	9,269
Chiho-Tiande Group Ltd.	12,000	9,223
China Automation Group Ltd.	30,000	26,263
China Energy Ltd.(a)	198,000	20,250
China Gas Holdings Ltd.	120,000	46,964
China Grand Forestry Green Resources Group Ltd.(a)	624,000	19,039
China Green Holdings Ltd.(b)	72,000	61,548
China High Precision Automation Group Ltd.	24,000	19,496
China ITS Holdings Co. Ltd.(a)	18,000	8,852
China Liansu Group Holdings Ltd.(a)	24,000	22,339
China Lilang Ltd.	6,000	8,528
China Medical System Holdings Ltd.	9,600	10,196
China Mining Resources Group Ltd.(a)(b)	360,000	6,906
China Oil and Gas Group Ltd.(a)	120,000	12,977
China Precious Metal Resources Holdings Co. Ltd.(a)	72,000	15,294
China Rare Earth Holdings Ltd.(a)	36,000	15,526
China SCE Property Holdings Ltd.	42,000	11,247
China Shanshui Cement Group Ltd.	78,000	87,363
China Shineway Pharmaceutical Group Ltd.	6,000	14,537
China South City Holdings Ltd.	132,000	21,412
China Tontine Wines Group Ltd.(b)	36,000	7,508
China Vanadium Titano-Magnetite Mining Co. Ltd.	30,000	14,097
China Wireless Technologies Ltd.	72,000	27,808
Chow Sang Sang Holdings International Ltd.	18,000	49,359
CITIC 21CN Co. Ltd.(a)	84,000	11,030
Citic Telecom International Holdings Ltd.	24,000	6,828
Coastal Greenland Ltd.(a)	156,000	9,138
CP Pokphand Co. Ltd.	264,000	35,347
CST Mining Group Ltd.(a)	624,000	16,549
Daphne International Holdings Ltd.	36,000	28,828
Dejin Resources Group Co. Ltd.(a)	180,000	5,005
Dickson Concepts International Ltd.	36,000	28,410
Digital China Holdings Ltd.	60,000	116,638
Dongyue Group Ltd.	30,000	31,631
Emperor Watch & Jewellery Ltd.	60,000	8,651
eSun Holdings Ltd.(a)	60,000	21,551
EVA Precision Industrial Holdings Ltd.	12,000	10,273
Fantasia Holdings Group Co. Ltd.	54,000	9,038
Far East Consortium International Ltd.	24,000	5,901
Fook Woo Group Holdings Ltd.(a)	48,000	14,893
FU JI Food and Catering Services Holdings Ltd.(a)(c)	16,000	—

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Fubon Bank (Hong Kong) Ltd.(c)	12,000	7,925
Fufeng Group Ltd.	36,000	26,510
G-Resources Group Ltd.(a)	387,000	29,893
Global Bio-Chem Technology Group Co. Ltd.(a)	72,000	17,519
Glorious Property Holdings Ltd.	96,000	27,437
Golden Meditech Holdings Ltd.(a)	96,000	16,808
GZI Real Estate Investment Trust	90,000	47,737
Haier Electronics Group Co. Ltd.(a)	12,000	14,862
Haitian International Holdings Ltd.	24,000	35,532
Henderson Investment Ltd.(b)	336,000	32,443
Heng Tai Consumables Group Ltd.	90,000	11,239
Hengdeli Holdings Ltd.	24,000	14,367
Hi Sun Technology (China) Ltd.(a)(b)	72,000	22,617
HKC (Holdings) Ltd.(a)(b)	190,500	9,687
HKR International Ltd.	100,800	58,786
I.T Ltd.	12,000	9,656
Inspur International Ltd.	155,000	11,374
Interchina Holdings Co. Ltd.(a)(b)	90,000	17,148
International Mining Machinery Holdings Ltd.(a)	15,000	15,449
Intime Department Store Group Co. Ltd.	12,000	18,724
Jinchuan Group International Resources Co. Ltd.(a)	24,000	11,648
Ju Teng International Holdings Ltd.(b)	36,000	11,865
Kaisa Group Holdings Ltd.(a)	60,000	24,332
King Stone Energy Group Ltd.(a)	600,000	14,367
Kingdee International Software Group Co. Ltd.	57,600	36,929
Kingsoft Corp. Ltd.(b)	36,045	23,481
Lai Fung Holdings Ltd.	390,000	17,071
Lai Sun Development Co. Ltd.(a)	330,000	11,258
Lijun International Pharmaceutical Holding Co. Ltd.	30,000	7,454
Luk Fook Holdings International Ltd.	12,000	44,415
Lumena Resources Corp.(b)	60,000	31,129
Man Wah Holdings Ltd.	7,200	8,926
Midland Holdings Ltd.	48,000	37,015
Mingyuan Medicare Development Co. Ltd.	120,000	10,660
Minth Group Ltd.(b)	36,000	55,338
Nan Hai Corp. Ltd.(a)	740,425	4,480
Neo-Neon Holdings Ltd.(b)	21,000	7,705
New Times Energy Corp. Ltd.(a)	288,000	5,895
North Asia Resources Holdings Ltd.(a)	36,000	4,959
North Mining Shares Co. Ltd.(a)	240,000	8,806
NVC Lighting Holdings Ltd.	36,000	19,141
O-Net Communications Group Ltd.(a)	18,000	10,173
Oriental Press Group Ltd.(a)	60,000	8,033
Pacific Basin Shipping Ltd.	66,000	40,870
PCD Stores Ltd.	96,000	25,707
Peace Mark Holdings Ltd.(a)(c)	30,000	—
Ports Design Ltd.(b)	27,000	74,386
Pou Sheng International Holdings Ltd.(a)	48,000	7,415
Powerlong Real Estate Holdings Ltd.	48,000	14,954
Prosperity REIT	48,000	11,556
Real Gold Mining Ltd.(b)	27,000	38,375
Regal Hotels International Holdings Ltd.	52,000	23,364
REXLot Holdings Ltd.	300,000	30,511
Road King Infrastructure Ltd.	24,000	21,567
Ruinian International Ltd.	12,000	8,188
Samling Global Ltd.	276,000	38,020
Shenguan Holdings Group Ltd.(b)	12,000	15,943
Silver Base Group Holdings Ltd.	12,000	9,872
Sino Biopharmaceutical Ltd.(b)	120,000	43,720
Sino Oil And Gas Holdings Ltd.(a)	270,000	14,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Sino Prosper State Gold Resources Holdings Ltd.(a)	180,000	9,965
Sino Union Energy Investment Group Ltd.(a)(c)	120,000	10,196
Sinolink Worldwide Holdings Ltd.	216,000	22,802
Skyworth Digital Holdings Ltd.	60,000	38,236
Sparkle Roll Group Ltd.	48,000	9,022
SRE Group Ltd.(b)	180,000	16,221
Stella International Holdings Ltd.	15,000	34,065
Sunlight Real Estate Investment Trust	78,000	25,305
Synear Food Holdings Ltd.(a)	54,000	7,290
TCC International Holdings Ltd.	48,000	28,982
TCL Communication Technology Holdings Ltd.	12,000	11,618
Titan Petrochemicals Group Ltd.(a)(b)	360,000	29,662
Tomson Group Ltd.(b)	36,000	13,672
Trinity Ltd.	36,000	38,931
Truly International Holdings Ltd.	65,000	12,803
Uni-President China Holdings Ltd.	42,000	24,116
United Energy Group Ltd.(a)(b)	125,000	18,989
United Laboratories International Holdings Ltd. (The)	12,000	20,207
Value Partners Group Ltd.	24,000	21,597
Varitronix International Ltd.	36,000	24,564
Vinda International Holdings Ltd.	18,000	19,072
Vitar International Holdings Ltd.(a)	60,000	12,668
Vitasoy International Holdings Ltd.	24,000	20,609
VODone Ltd.	72,000	21,597
Welling Holding Ltd.	168,000	8,327
West China Cement Ltd.	96,000	39,549
Xingda International Holdings Ltd.	18,000	20,763
Yingde Gases Group Co. Ltd.(a)	27,000	24,610
Yip’s Chemical Holdings Ltd.	12,000	14,367

		2,937,073
IRELAND—0.76%
C&C Group PLC	13,596	69,792
DCC PLC	3,270	109,156
Grafton Group PLC	8,934	47,053
Greencore Group PLC	12,636	20,621
Irish Life & Permanent Group Holdings PLC(a)	5,628	1,253
Kingspan Group PLC	5,754	56,342
Smurfit Kappa Group PLC(a)	5,724	78,119

		382,336
ISRAEL—0.43%
012 Smile.Communications Ltd.(a)	954	31,375
Hadera Paper Ltd.(a)	1,056	85,508
Internet Gold-Golden Lines Ltd.(a)	624	17,653
Mellanox Technologies Ltd.(a)	1,062	29,761
Retalix Ltd.(a)	3,624	52,634

		216,931
ITALY—3.78%
ACEA SpA(a)	2,580	33,358
Amplifon SpA	2,256	13,877
Ansaldo STS SpA	2,778	42,987
Autostrada Torino-Milano SpA	1,368	23,056
Azimut Holding SpA	6,130	78,485
Banca Generali SpA	1,380	23,197
Banca Piccolo Credito Valtellinese Scrl	10,308	49,213
Banca Popolare dell’Emilia Romagna Scrl	6,960	85,188
Banca Popolare dell’Etruria e del Lazio Scrl(a)	5,058	21,327
Banca Popolare di Sondrio Scrl	8,088	70,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Banco di Desio e della Brianza SpA	3,456	19,494
Benetton Group SpA	2,208	17,951
Beni Stabili SpA(a)	21,558	24,435
CIR SpA(a)	12,234	32,126
COFIDE SpA(a)	52,842	61,463
Credito Artigiano SpA	5,412	10,791
Credito Emiliano SpA	3,084	21,285
Danieli SpA RNC	3,030	54,348
Davide Campari-Milano SpA	9,504	68,555
DiaSorin SpA	1,248	60,342
ERG SpA	1,854	27,437
Fondiaria-Sai SpA	2,550	23,740
Geox SpA	3,762	26,634
Gruppo Coin SpA(a)	3,360	34,196
Gruppo Editoriale L’Espresso SpA(a)	10,968	34,106
Hera SpA	24,444	61,905
Impregilo SpA(a)	15,462	53,174
Indesit Co. SpA	2,238	29,534
Industria Macchine Automatiche SpA	690	14,895
Interpump Group SpA(a)	6,288	56,906
Iren SpA	18,365	37,981
Juventus Football Club SpA(a)	22,614	27,914
KME Group SpA(a)	28,980	15,530
Maire Tecnimont SpA	4,014	16,853
Piaggio & C. SpA	11,490	45,003
Prelios SpA(a)	22,515	17,687
Premafin Finanziaria SpA(a)(b)	39,732	35,957
Prysmian SpA	5,124	121,099
Recordati SpA	3,228	34,218
SAES Getters SpA	4,446	42,853
Safilo Group SpA(a)	1,320	25,243
Seat Pagine Gialle SpA(a)	43,350	5,210
Societa Cattolica di Assicurazioni Scrl	2,670	75,223
Societa Iniziative Autostradali e Servizi SpA	2,730	35,217
Sorin SpA(a)	26,490	76,243
Tiscali SpA(a)(b)	86,055	10,099
Tod’s SpA	378	51,397
Zignago Vetro SpA	6,318	52,022

		1,900,010
JAPAN—15.74%
Adeka Corp.	10,800	106,350
Advan Co. Ltd.	1,200	10,101
Aeon Delight Co. Ltd.	600	11,469
Aigan Co. Ltd.	1,200	6,492
Akebono Brake Industry Co. Ltd.	10,200	53,426
Amano Corp.	8,400	77,437
Ando Corp.	18,000	22,628
AS ONE Corp.	1,200	24,254
Asahi Organic Chemicals Industry Co. Ltd.	12,000	33,276
Asunaro Aoki Construction Co. Ltd.	3,000	15,418
Bank of Okinawa Ltd. (The)	1,800	71,654
Best Denki Co. Ltd.(a)	6,000	16,120
Chuetsu Pulp & Paper Co. Ltd.	12,000	21,001
CMK Corp.(a)	3,600	14,730
Colowide Co. Ltd.	6,000	33,276
CSK Holdings Corp.(a)	4,800	15,203
Dai Nippon Toryo Co. Ltd.	18,000	24,180
Daibiru Corp.	5,400	42,726
Daiei Inc. (The)(a)	3,000	10,426

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Daifuku Co. Ltd.	6,000	40,375
Daihen Corp.	12,000	47,917
Daikokutenbussan Co. Ltd.	600	19,448
Daio Paper Corp.	6,000	43,111
Daiseki Co. Ltd.	1,800	38,068
Daisyo Corp.	1,800	19,855
Daiwabo Holdings Co. Ltd.	6,000	12,127
Denyo Co. Ltd.	1,800	24,602
Doutor Nichires Holdings Co. Ltd.	5,400	64,222
Duskin Co. Ltd.	5,400	108,812
eAccess Ltd.	114	53,389
EDION Corp.	4,800	41,292
Eighteenth Bank Ltd. (The)	12,000	32,388
Eiken Chemical Co. Ltd.	600	7,543
ESPEC Corp.	4,800	36,263
Foster Electric Co. Ltd.	1,800	41,329
FP Corp.	1,200	68,918
Fuji Kyuko Co. Ltd.	6,000	30,983
Fuji Soft Inc.	3,000	45,699
Fujita Kanko Inc.	6,000	21,740
Fujitsu Frontech Ltd.	1,200	8,903
Furukawa Co. Ltd.(a)	30,000	33,276
Furuno Electric Co. Ltd.	5,400	30,946
Futaba Industrial Co. Ltd.(a)	4,800	27,390
Fuyo General Lease Co. Ltd.	2,400	74,242
Gecoss Corp.	1,800	8,696
GEO Corp.	42	48,450
GMO Internet Inc.	4,200	18,117
Goldcrest Co. Ltd.	1,740	28,757
Gourmet Kineya Co. Ltd.(a)	6,000	34,607
Gun-Ei Chemical Industry Co. Ltd.	6,000	15,824
Hanwa Co. Ltd.	18,000	76,313
Heiwa Real Estate Co. Ltd.	21,000	46,845
Hioki E.E. Corp.	1,200	23,633
Hitachi Kokusai Electric Inc.	6,000	49,692
Hitachi Tool Engineering Ltd.	1,800	18,257
Hitachi Zosen Corp.	39,000	56,717
Hogy Medical Co. Ltd.	1,200	49,322
Hokkan Holdings Ltd.	6,000	18,708
Honeys Co. Ltd.	2,640	27,656
HORIBA Ltd.	2,400	71,905
Hoshizaki Electric Co. Ltd.	2,400	46,261
Hosiden Corp.	5,400	53,707
Ichibanya Co. Ltd.	1,200	35,864
Inaba Denki Sangyo Co. Ltd.	3,600	94,947
Inaba Seisakusho Co. Ltd.	1,800	18,834
Iseki & Co. Ltd.(a)	6,000	13,532
Ishihara Sangyo Kaisha Ltd.(a)	6,000	7,099
Japan Airport Terminal Co. Ltd.	4,800	61,701
Japan Digital Laboratory Co. Ltd.	5,400	62,093
Japan Securities Finance Co. Ltd.	7,800	48,257
Japan Transcity Corp.	12,000	38,008
JBCC Holdings Inc.	2,400	15,233
Joshin Denki Co. Ltd.	6,000	57,604
Juki Corp.(a)	12,000	29,578
JVC KENWOOD Holdings Inc.(a)	5,400	27,752
K’s Holdings Corp.	3,000	92,950
Kadokawa Group Holdings Inc.	2,400	62,470
Kakaku.com Inc.	6	34,200
Kanematsu Corp.(a)	42,000	41,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Kayaba Industry Co. Ltd.	12,000	99,236
Keiyo Co. Ltd.(b)	6,000	30,392
Kenedix Inc.(a)	78	14,112
Kisoji Co. Ltd.	4,200	83,234
Kiyo Holdings Inc.	54,000	76,534
Komori Corp.	4,200	39,702
Kourakuen Corp.	2,400	31,383
Kureha Corp.	24,000	119,201
Kyoei Steel Ltd.	1,200	21,045
Kyoritsu Maintenance Co. Ltd.	1,800	25,933
Kyowa Exeo Corp.	6,000	62,854
Maezawa Kasei Industries Co. Ltd.	1,200	12,083
Makino Milling Machine Co. Ltd.	6,000	55,829
Mars Engineering Corp.	1,200	19,492
Marusan Securities Co. Ltd.	9,000	37,491
Matsuya Co. Ltd.(a)	2,400	12,453
Matsuya Foods Co. Ltd.	3,000	55,275
Megachips Corp.(a)	1,800	30,636
Meitec Corp.	3,600	69,214
Mikuni Coca-Cola Bottling Co. Ltd.	9,600	86,369
Mitsubishi Paper Mills Ltd.(a)	48,000	48,509
Mitsubishi Steel Manufacturing Co. Ltd.	12,000	40,227
Mitsuuroko Co. Ltd.	3,600	24,092
Mr Max Corp.	3,000	10,648
Nachi-Fujikoshi Corp.	18,000	99,827
Nagaileben Co. Ltd.	1,200	32,004
Net One Systems Co. Ltd.	18	32,255
Nice Holdings Inc.	6,000	14,272
Nichi-Iko Pharmaceutical Co. Ltd.	1,800	46,542
Nifco Inc.	3,600	90,865
Nihon Dempa Kogyo Co. Ltd.	1,800	27,308
Nihon Kohden Corp.	3,600	76,268
Nihon Unisys Ltd.	5,400	33,209
Nippon Carbon Co. Ltd.	12,000	27,656
Nippon Chemiphar Co. Ltd.	6,000	18,930
Nippon Coke & Engineering Co. Ltd.	18,000	34,163
Nippon Denko Co. Ltd.	6,000	38,970
Nippon Gas Co. Ltd.	1,800	25,090
Nippon Parking Development Co. Ltd.	564	24,398
Nippon Yakin Kogyo Co. Ltd.(a)	6,000	14,050
Nishio Rent All Co. Ltd.	1,200	10,057
Nissin Kogyo Co. Ltd.	3,600	60,518
Nitto Seiko Co. Ltd.	6,000	17,082
NOF Corp.	24,000	104,708
Noritsu Koki Co. Ltd.(a)	4,800	27,626
Noritz Corp.	4,200	72,726
Oenon Holdings Inc.	6,000	14,124
Ohashi Technica Inc.	1,200	8,637
Oita Bank Ltd. (The)	12,000	38,008
Okumura Corp.	24,000	93,172
Olympic Corp.	1,200	8,356
Onoken Co. Ltd.	4,200	38,615
Optex Co. Ltd.	1,800	24,358
Orient Corp.(a)	15,000	18,117
Osaki Electric Co. Ltd.	6,000	53,907
OSG Corp.	6,000	80,084
Panasonic Electric Works SUNX Co. Ltd.	4,800	26,857
Parco Co. Ltd.	6,000	51,097
Pasona Group Inc.	24	21,622
Pioneer Corp.(a)	13,200	55,312
Right On Co. Ltd.(a)	2,400	11,329

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Riken Technos Corp.	6,000	19,374
Ringer Hut Co. Ltd.(b)	4,200	53,108
Round One Corp.	3,600	21,740
Royal Holdings Co. Ltd.	6,000	61,745
Ryosan Co. Ltd.	3,600	83,234
S.T. Corp.	1,200	12,364
Sagami Chain Co. Ltd.(a)	6,000	34,681
Saibu Gas Co. Ltd.	12,000	28,839
Saizeriya Co. Ltd.	4,200	71,639
San-Ai Oil Co. Ltd.	6,000	32,167
Sanken Electric Co. Ltd.	12,000	63,742
Sankyu Inc.	18,000	82,302
Sanshin Electronics Co. Ltd.	2,400	20,025
Sanyo Special Steel Co. Ltd.	12,000	66,404
Seiko Holdings Corp.	6,000	19,596
Senshukai Co. Ltd.	1,800	10,981
Shibaura Mechatronics Corp.(a)	6,000	17,451
Shibuya Kogyo Co. Ltd.	1,200	13,162
Shikoku Chemicals Corp.	6,000	36,086
Shimojima Co. Ltd.	1,200	13,931
Shin Nippon Biomedical Laboratories Ltd.	2,400	9,554
Shinwa Co. Ltd.	600	6,507
Ship Healthcare Holdings Inc.	600	7,735
Shoei Co. Ltd.	3,000	27,582
Showa Corp.(a)	6,600	42,704
Sinfonia Technology Co. Ltd.	6,000	18,561
Star Micronics Co. Ltd.	3,000	33,683
Sumitomo Warehouse Co. Ltd. (The)	18,000	82,302
T-Gaia Corp.	24	41,351
Tadano Ltd.	12,000	63,446
Taisei Lamick Co. Ltd.	600	17,185
Takiron Co. Ltd.	6,000	23,293
Tamura Corp.	12,000	36,086
Teikoku Tsushin Kogyo Co. Ltd.	12,000	22,480
Tenma Corp.	3,600	38,866
Toa Oil Co. Ltd.	12,000	16,564
Toagosei Co. Ltd.	24,000	128,962
TOC Co. Ltd.	12,000	48,952
Toho Bank Ltd. (The)	24,000	58,861
Toho Holdings Co. Ltd.	3,600	37,003
Toho Zinc Co. Ltd.	12,000	64,777
Tokai Tokyo Financial Holdings Inc.	18,000	53,463
Tokyo Dome Corp.(a)	12,000	25,881
Tokyo Ohka Kogyo Co. Ltd.	4,800	101,099
Tokyo Tomin Bank Ltd. (The)(a)	2,400	31,826
TOLI Corp.	12,000	27,656
Topcon Corp.	7,200	40,818
Tosho Printing Co. Ltd.	6,000	10,279
Toyo Electric Manufacturing Co. Ltd.	6,000	28,395
Toyo Tanso Co. Ltd.	1,200	66,256
Toyo Wharf & Warehouse Co. Ltd.	6,000	9,983
Trans Cosmos Inc.	4,200	39,236
Wacom Co. Ltd.	18	22,982
Wood One Co. Ltd.	6,000	28,026
Yachiyo Bank Ltd. (The)	1,800	54,683
Yamanashi Chuo Bank Ltd. (The)	12,000	53,093
Yodogawa Steel Works Ltd.	12,000	50,431
Yomiuri Land Co. Ltd.	6,000	19,374
Zensho Co. Ltd.	5,400	56,835

		7,905,408

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

NETHERLANDS—2.72%
Aalberts Industries NV	4,632	117,374
ASM International NV(a)	3,054	132,869
BinckBank NV	3,570	64,643
CSM NV CVA	3,242	124,406
Delta Lloyd NV	4,836	127,494
Draka Holding NV(a)(c)	1,674	47,450
Eurocommercial Properties NV	1,320	67,955
Imtech NV	3,786	144,018
KAS Bank NV CVA	2,640	46,766
Koninklijke BAM Groep NV	6,448	51,620
Koninklijke Wessanen NV	7,662	34,159
Mediq NV	4,473	96,556
Nutreco NV	1,434	111,799
TomTom NV(a)(b)	2,622	23,764
USG People NV(a)	2,450	48,579
Wavin NV(a)	1,170	20,969
Wereldhave NV	1,032	108,017

		1,368,438
NEW ZEALAND—0.94%
Fisher & Paykel Appliances Holdings Ltd.(a)	40,974	19,851
Freightways Ltd.	35,958	99,878
Goodman Property Trust	134,112	98,543
Infratil Ltd.	56,562	86,775
Mainfreight Ltd.	7,530	56,423
New Zealand Oil & Gas Ltd.	28,470	22,298
Nuplex Industries Ltd.	9,108	23,975
Tower Ltd.	43,044	65,341

		473,084
NORWAY—3.25%
Aker ASA Class A	1,200	36,648
Algeta ASA(a)	2,400	69,402
Atea ASA	6,436	71,251
BW Offshore Ltd.(a)	17,240	44,753
DNO International ASA(a)	41,136	61,794
EDB Business Partner ASA(a)	9,978	27,616
Fred Olsen Energy ASA	1,272	58,756
Frontline Ltd.	2,868	63,392
Golar LNG Ltd.	600	18,954
Marine Harvest ASA	97,746	129,294
Norske Skogindustrier ASA(a)(b)	18,714	53,223
Norwegian Energy Co. ASA(a)	9,000	24,737
Norwegian Property ASA(a)	25,932	52,467
Petroleum Geo-Services ASA(a)	7,284	115,189
Pronova Biopharma ASA(a)	15,000	24,623
Prosafe SE	12,906	104,942
Schibsted ASA	3,102	93,373
Seawell Ltd.(a)	5,262	34,952
Sevan Marine ASA(a)	30,000	21,233
Songa Offshore SE(a)	1,200	7,353
Subsea 7 SA	9,806	258,296
TGS-NOPEC Geophysical Co. ASA	4,452	117,354
Tomra Systems ASA	10,224	87,817
Veidekke ASA	5,334	53,961

		1,631,380
PORTUGAL—0.77%
Banif SGPS SA Registered(a)	12,582	13,067
Impresa SGPS SA(a)	9,546	13,596
Martifer SGPS SA	2,904	6,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Mota-Engil SGPS SA(a)	15,630	41,508
Portucel Empresa Produtore de Pasta e Papel SA	25,788	96,719
Semapa - Sociedade de Investimento e Gestao SGPS SA	5,772	72,788
Sonae Industria SGPS SA(a)	11,694	25,850
Sonae SGPS SA	44,316	53,321
Teixeira Duarte SA	8,526	6,957
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	9,600	54,492

		384,459
SINGAPORE—2.92%
AIMS AMP Capital Industrial REIT	66,000	11,070
ARA Asset Management Ltd.(d)	6,000	8,640
Ascott Residence Trust	31,000	30,182
Biosensors International Group Ltd.(a)	78,000	86,153
Cache Logistics Trust	12,000	9,376
Cambridge Industrial Trust	68,200	27,899
CapitaRetail China Trust	54,000	55,668
CDL Hospitality Trusts	48,000	79,329
CH Offshore Ltd.	108,000	39,321
China Fishery Group Ltd.	51,200	77,077
China Hongxing Sports Ltd.(c)	198,000	18,630
China Sky Chemical Fibre Co. Ltd.(a)	120,000	15,218
China XLX Fertiliser Ltd.	42,000	14,776
CitySpring Infrastructure Trust	114,000	50,832
Ezion Holdings Ltd.	12,000	6,774
First Ship Lease Trust	30,000	9,941
Fortune REIT	72,000	35,872
Frasers Commercial Trust	49,200	32,203
Gallant Venture Ltd.(a)	30,000	10,677
GMG Global Ltd.	84,000	19,243
Goodpack Ltd.	18,000	29,159
GuocoLeisure Ltd.	18,000	10,824
Hi-P International Ltd.	18,000	17,967
Hyflux Ltd.	26,500	46,615
Jurong Technologies Industrial Corp. Ltd.(a)(c)	60,000	5
k1 Ventures Ltd.	528,000	64,798
KS Energy Services Ltd.(a)	36,000	29,159
Lippo-Mapletree Indonesia Retail Trust	102,000	46,733
Mapletree Logistics Trust	57,600	42,649
Midas Holdings Ltd.(b)	60,000	35,836
Oceanus Group Ltd.(a)(c)	60,000	13,500
OSIM International Ltd.	12,000	16,691
Pacific Andes Resources Development Ltd.	30,000	8,100
Parkway Life REIT	24,000	33,970
Raffles Education Corp. Ltd.(a)(b)	58,000	31,557
Raffles Medical Group Ltd.	6,000	11,143
SATS Ltd.	12,000	25,330
Sound Global Ltd.(a)	30,000	18,409
Starhill Global REIT	18,000	9,352
Straits Asia Resources Ltd.(b)	30,000	72,407
Suntec REIT	126,000	156,695
Super Group Ltd.	12,000	13,549
Swiber Holdings Ltd.(a)(b)	6,000	3,903
Tat Hong Holdings Ltd.	72,000	49,188
Tiger Airways Holdings Ltd.(a)	6,000	7,363
United Engineers Ltd.	6,000	12,469
UOB-Kay Hian Holdings Ltd.	6,000	9,229

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Ying Li International Real Estate Ltd.(a)	30,000	9,695

		1,465,176
SPAIN—2.21%
Abengoa SA(b)	2,136	71,302
Almirall SA	1,872	21,385
Banco Pastor SA	2,134	10,321
Bolsas y Mercados Espanoles	2,718	92,202
Caja de Ahorros del Mediterraneo	1,812	13,011
Codere SA(a)	2,130	34,571
Construcciones y Auxiliar de Ferrocarriles SA	120	73,260
Ebro Puleva SA	4,100	101,369
FAES FARMA SA	9,151	36,860
Grupo Catalana Occidente SA	2,778	73,032
Grupo Empresarial ENCE SA(a)	8,118	34,084
Miquel y Costas & Miquel SA	1,356	45,426
Natraceutical SA(a)	20,874	10,653
NH Hoteles SA(a)	3,189	26,944
Obrascon Huarte Lain SA	2,636	108,172
Papeles y Cartones de Europa SA	5,016	30,809
Prosegur Compania de Seguridad SA	1,062	64,993
Sacyr Vallehermoso SA(a)	5,088	64,412
Sol Melia SA	942	12,299
Tecnicas Reunidas SA	552	34,707
Tubacex SA(a)	4,848	20,786
Tubos Reunidos SA(a)	468	1,548
Viscofan SA	1,878	82,945
Zeltia SA(a)	10,344	43,200

		1,108,291
SWEDEN—4.35%
Active Biotech AB(a)	3,216	53,090
Avanza Bank Holding AB	2,496	91,518
Axis Communications AB	2,400	61,320
Billerud AB	6,780	82,677
Castellum AB	9,270	144,108
D. Carnegie & Co. AB(a)(c)	3,396	—
Elekta AB Class B	3,174	145,024
Eniro AB(a)	352	1,337
Fabege AB	7,422	85,458
Hakon Invest AB	3,690	65,261
Hexagon AB Class B	10,368	270,063
Hoganas AB Class B(a)	1,332	55,469
Hufvudstaden AB Class A	4,860	62,490
Husqvarna AB Class A(a)	3,504	27,591
JM AB	3,600	103,030
Kungsleden AB	7,812	82,625
Lindab International AB(a)	4,800	64,187
Lundin Petroleum AB(a)(b)	9,348	142,452
Meda AB Class A	9,000	95,489
NCC AB Class B	2,400	64,306
Nibe Industrier AB Class B	2,352	40,192
Niscayah Group AB	18,816	38,710
Peab AB	8,580	79,502
SAS AB(a)	11,955	39,867
SkiStar AB	3,060	52,799
TradeDoubler AB(a)	1,800	14,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Trelleborg AB Class B	10,800	130,892
Wihlborgs Fastigheter AB	3,066	92,579

		2,186,520
SWITZERLAND—5.54%
Aryzta AG	2,910	161,508
Bank Sarasin & Compagnie AG Class B Registered	1,194	52,245
Banque Cantonale Vaudoise Registered	96	58,753
Barry Callebaut AG Registered(a)	66	62,812
Basler Kantonalbank Participation Certificates	96	15,697
BB BIOTECH AG Registered	1,740	131,033
Bucher Industries AG Registered	492	119,537
Clariant AG Registered(a)	7,495	154,914
Dufry AG Registered(a)	553	72,018
EMS-Chemie Holding AG Registered	576	118,324
Flughafen Zurich AG Registered	98	42,994
Forbo Holding AG Registered(a)	114	92,938
Galenica Holding AG Registered(b)	210	138,315
Georg Fischer AG Registered(a)	144	93,684
Helvetia Holding AG(a)	306	142,967
Kaba Holding AG Class B Registered	192	85,449
Kudelski SA Bearer	2,826	51,577
Kuoni Reisen Holding AG Class B Registered(a)	120	54,995
Logitech International SA Registered(a)	6,744	93,031
Meyer Burger Technology AG(a)	1,464	72,909
Mobimo Holding AG Registered(a)	216	52,082
OC Oerlikon Corp. AG Registered(a)	5,520	48,307
Panalpina Welttransport Holding AG Registered(a)	654	88,109
Partners Group Holding AG	396	83,764
Petroplus Holdings AG(a)	1,872	27,915
PSP Swiss Property AG Registered(a)	1,605	145,447
Rieter Holding AG Registered(a)	54	23,193
Schmolz + Bickenbach AG Registered(a)	1,020	12,039
Sulzer AG Registered	1,194	214,341
Swiss Prime Site AG Registered(a)	1,332	110,661
Temenos Group AG Registered(a)	1,554	51,445
Valiant Holding Registered	156	22,077
Valora Holding AG Registered	132	44,915
Vontobel Holding AG Registered(a)	1,110	45,054

		2,785,049
UNITED KINGDOM—19.89%
Aberdeen Asset Management PLC	27,114	103,565
Afren PLC(a)	31,680	84,492
Amlin PLC	17,922	124,953
Aquarius Platinum Ltd.	15,882	91,180
Ashmore Group PLC	8,106	50,445
Ashtead Group PLC	27,744	93,569
AVEVA Group PLC	3,036	81,073
Babcock International Group PLC	10,020	107,046
Balfour Beatty PLC	23,485	128,405
Barratt Developments PLC(a)	35,244	65,722
BBA Aviation PLC	14,772	53,467
Bellway PLC	4,644	54,764
Berkeley Group Holdings PLC (The) Units(a)	4,590	81,152
Bodycote PLC	8,707	56,349
Bovis Homes Group PLC	7,464	54,778
Britvic PLC	11,376	77,701
BTG PLC(a)	11,082	45,915
Capital & Counties Properties PLC	19,314	54,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Carillion PLC	18,840	123,057
Carpetright PLC	2,970	34,355
Catlin Group Ltd.	13,602	89,729
Centamin Egypt Ltd.(a)	26,772	58,051
Charter International PLC	5,652	77,398
Chemring Group PLC	9,150	102,254
Close Brothers Group PLC	7,440	100,579
Collins Stewart Hawkpoint PLC	19,812	28,006
COLT Group SA(a)(b)	8,964	22,517
Cookson Group PLC(a)	9,972	119,008
Croda International PLC	6,414	201,234
CSR PLC(a)	7,266	45,266
Dairy Crest Group PLC	7,326	49,122
De La Rue PLC	4,130	54,592
Debenhams PLC(a)	38,958	44,251
Derwent London PLC	4,158	124,212
DS Smith PLC	21,156	76,538
DSG International PLC(a)	133,045	31,978
Dunelm Group PLC	4,608	35,078
easyJet PLC(a)	12,726	73,868
Electrocomponents PLC	14,202	65,901
Enterprise Inns PLC(a)	18,102	28,774
Ferrexpo PLC	5,679	47,267
Fidessa Group PLC	1,908	56,298
FirstGroup PLC	17,250	93,423
Galiform PLC(a)	31,836	58,730
Galliford Try PLC	6,116	42,335
GAME Group PLC (The)	19,698	17,331
Gem Diamonds Ltd.(a)	4,416	21,169
GKN PLC	51,606	191,950
Go-Ahead Group PLC (The)	2,346	55,330
Great Portland Estates PLC	10,230	71,853
Greene King PLC	9,954	81,287
Halfords Group PLC	9,054	59,636
Halma PLC	12,318	76,739
Hargreaves Lansdown PLC	3,252	34,905
Henderson Group PLC	32,826	88,863
Heritage Oil PLC(a)	8,166	34,133
Hikma Pharmaceuticals PLC	6,804	89,144
Hiscox Ltd.	18,972	130,470
HMV Group PLC	34,470	6,181
Hochschild Mining PLC	5,022	51,096
Homeserve PLC	13,422	109,406
Hunting PLC	7,014	94,411
IG Group Holdings PLC	14,232	110,858
Imagination Technologies Group PLC(a)	10,086	84,115
IMI PLC	10,524	191,684
Inchcape PLC(a)	17,430	105,940
Informa PLC	16,434	114,222
Intermediate Capital Group PLC	17,190	94,618
International Personal Finance PLC	9,510	58,294
Interserve PLC	7,584	35,546
Intertek Group PLC	5,538	196,289
Investec PLC	17,622	141,467
Jardine Lloyd Thompson Group PLC	5,184	60,829
JD Wetherspoon PLC	9,102	69,046
JKX Oil & Gas PLC	5,736	29,467
John Wood Group PLC	13,062	151,854
Keller Group PLC	3,954	43,429

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Kier Group PLC	2,382	52,842
Laird PLC	11,430	26,805
London Stock Exchange Group PLC	7,386	107,364
Marston’s PLC	36,589	66,155
Meggitt PLC	25,806	154,525
Melrose PLC	17,852	105,438
Michael Page International PLC	13,932	128,273
Micro Focus International PLC	6,894	42,718
Misys PLC(a)	16,694	87,878
Mitchells & Butlers PLC(a)	15,048	82,577
Mondi PLC	13,548	133,777
Morgan Crucible Co. PLC (The)	12,624	65,274
N Brown Group PLC	9,834	49,766
National Express Group PLC	17,922	78,589
Northumbrian Water Group PLC	14,082	82,420
Pace PLC	10,848	29,149
PartyGaming PLC(a)	27,468	69,868
Pennon Group PLC	10,230	112,531
Persimmon PLC	11,304	91,086
Petropavlovsk PLC	5,556	82,755
Premier Farnell PLC	20,850	99,288
Premier Foods PLC(a)	75,505	40,514
Premier Oil PLC(a)	4,200	140,108
Punch Taverns PLC(a)	21,540	28,149
QinetiQ Group PLC(a)	21,426	43,207
Rathbone Brothers PLC	3,564	69,254
Redrow PLC(a)	14,388	31,534
Regus PLC	27,912	52,236
Rightmove PLC	3,966	70,120
Rotork PLC	2,826	80,839
RPS Group PLC	12,540	47,793
Savills PLC	6,696	44,842
SDL PLC(a)	4,908	53,047
Shaftesbury PLC	11,204	95,868
Shanks Group PLC	15,888	31,906
SIG PLC(a)	15,627	36,439
SOCO International PLC(a)	11,208	72,889
Spectris PLC	5,508	136,244
Spirax-Sarco Engineering PLC	2,514	84,242
Spirent Communications PLC	27,048	65,867
Stagecoach Group PLC	27,024	111,289
Taylor Wimpey PLC(a)	101,442	65,836
Travis Perkins PLC	9,682	173,603
Trinity Mirror PLC(a)	12,816	10,368
Tullett Prebon PLC	10,818	75,875
Ultra Electronics Holdings PLC	2,226	64,158
UNITE Group PLC(a)	9,804	35,109
Victrex PLC	4,530	111,297
W.S. Atkins PLC	4,518	58,779
Weir Group PLC (The)	7,872	252,623
WH Smith PLC	6,817	53,441
Xchanging PLC(a)	7,734	10,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2011

Yell Group PLC(a)(b)	22,866	2,719

		9,993,737

TOTAL COMMON STOCKS
(Cost: $45,218,596)		49,900,034

PREFERRED STOCKS—0.17%

GERMANY—0.17%
ProSiebenSat.1 Media AG	3,006	86,228

		86,228

TOTAL PREFERRED STOCKS
(Cost: $22,251)		86,228

RIGHTS—0.00%

SPAIN—0.00%
Banco Pastor SA(a)	2,134	225

		225

TOTAL RIGHTS
(Cost: $261)		225

SHORT-TERM INVESTMENTS—2.68%

MONEY MARKET FUNDS—2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	1,219,224	1,219,224
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	125,928	125,928
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	1,041	1,041

		1,346,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,346,193)		1,346,193

TOTAL INVESTMENTS IN SECURITIES—102.18%
(Cost: $46,587,301)		51,332,680
Other Assets, Less Liabilities—(2.18)%		(1,096,566)

NET ASSETS—100.00%		$50,236,114

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—98.12%

AUSTRALIA—3.50%
Alumina Ltd.	137,264	$339,486
Amcor Ltd.	36,554	280,020
AMP Ltd.	280,869	1,684,383
Asciano Group	123,836	223,608
ASX Ltd.	46,625	1,637,873
Australia and New Zealand Banking Group Ltd.	145,097	3,847,408
Bendigo and Adelaide Bank Ltd.	19,769	202,064
BHP Billiton Ltd.	195,837	9,822,025
BlueScope Steel Ltd.	295,789	559,996
Boral Ltd.	37,766	203,340
Brambles Ltd.	215,967	1,590,592
Coca-Cola Amatil Ltd.	15,666	204,700
Commonwealth Bank of Australia	71,243	4,187,490
CSL Ltd.	55,577	2,089,192
Fortescue Metals Group Ltd.	148,827	1,001,644
Foster’s Group Ltd.	426,339	2,622,091
Goodman Group	338,311	262,864
GPT Group	64,529	223,151
Incitec Pivot Ltd.	87,282	359,144
James Hardie Industries SE(a)	32,824	211,934
Macquarie Group Ltd.	36,927	1,420,854
Mirvac Group	136,145	189,218
National Australia Bank Ltd.	96,607	2,862,950
Newcrest Mining Ltd.	56,088	2,544,198
Orica Ltd.	72,005	2,094,470
Origin Energy Ltd.	65,353	1,169,337
OZ Minerals Ltd.	207,388	326,815
Paladin Energy Ltd.(a)	53,339	192,626
QBE Insurance Group Ltd.	77,957	1,596,193
Rio Tinto Ltd.	38,854	3,495,561
Santos Ltd.	98,472	1,629,375
SP AusNet	189,111	181,085
Stockland Corp. Ltd.	68,259	282,363
Suncorp Group Ltd.	171,227	1,559,021
Telstra Corp. Ltd.	377,849	1,203,283
Transurban Group	42,895	248,793
Wesfarmers Ltd.	82,806	3,017,606
Westfield Group	120,852	1,192,935
Westfield Retail Trust	120,852	350,474
Westpac Banking Corp.	136,145	3,700,920
Woodside Petroleum Ltd.	48,880	2,503,419
Woolworths Ltd.	83,925	2,434,768
WorleyParsons Ltd.	7,087	235,384

		65,984,653
AUSTRIA—0.20%
Erste Group Bank AG	24,245	1,227,292
IMMOFINANZ AG(a)	46,625	222,045
OMV AG	16,440	750,980
Telekom Austria AG	26,164	405,249
voestalpine AG	23,499	1,158,327

		3,763,893

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

BELGIUM—0.35%
Ageas	176,056	535,192
Anheuser-Busch InBev NV	63,113	4,030,964
Groupe Bruxelles Lambert SA(b)	16,163	1,605,423
KBC Groep NV(a)	11,563	472,102

		6,643,681
BRAZIL—0.77%
BRF - Brasil Foods SA SP ADR	36,984	765,939
Companhia Siderurgica Nacional SA SP ADR	70,968	1,130,520
Embraer SA SP ADR	18,277	593,637
Gafisa SA SP ADR(a)	37,673	465,638
Itau Unibanco Holding SA SP ADR	216,433	5,140,284
OGX Petroleo e Gas Participacoes SA SP ADR(a)	74,600	800,458
Petroleo Brasileiro SA SP ADR	93,040	3,473,183
Vale SA SP ADR	65,652	2,192,777

		14,562,436
CANADA—4.58%
Agnico-Eagle Mines Ltd.	3,357	233,223
Agrium Inc.	7,460	674,258
Bank of Montreal	41,030	2,687,047
Bank of Nova Scotia	55,950	3,401,755
Barrick Gold Corp.	63,037	3,210,147
Bombardier Inc. Class B	42,895	318,712
Brookfield Asset Management Inc. Class A	60,799	2,041,478
Brookfield Properties Corp.	11,190	220,769
Cameco Corp.	46,998	1,383,416
Canadian Imperial Bank of Commerce	30,586	2,640,353
Canadian National Railway Co.	44,387	3,433,168
Canadian Natural Resources Ltd.	74,600	3,499,442
Canadian Pacific Railway Ltd.	26,856	1,776,059
Canadian Tire Corp. Ltd. Class A	2,984	189,635
Cenovus Energy Inc.	37,780	1,448,529
Centerra Gold Inc.	1,865	34,593
Eldorado Gold Corp.	32,078	595,345
Enbridge Inc.	47,371	3,070,366
EnCana Corp.	38,050	1,274,816
First Quantum Minerals Ltd.	4,103	583,029
Fortis Inc.	5,968	204,353
Gildan Activewear Inc.	5,968	221,650
Goldcorp Inc.	54,831	3,056,344
Husky Energy Inc.	35,808	1,117,054
IAMGOLD Corp.	68,632	1,422,766
Imperial Oil Ltd.	30,959	1,631,396
Inmet Mining Corp.	3,357	234,921
Ivanhoe Mines Ltd.(a)	45,197	1,181,786
Kinross Gold Corp.	94,913	1,500,443
Magna International Inc. Class A	8,952	458,709
Manulife Financial Corp.	84,298	1,509,430
National Bank of Canada	5,968	492,737
Nexen Inc.	56,696	1,495,601
Niko Resources Ltd.	1,865	157,145
Osisko Mining Corp.(a)	8,206	119,780
Pacific Rubiales Energy Corp.	23,126	700,714
Penn West Petroleum Ltd.	70,497	1,803,939
Potash Corp. of Saskatchewan Inc.	55,950	3,151,739
Power Corp. of Canada	56,323	1,689,957
Research In Motion Ltd.(a)	33,570	1,630,649
Rogers Communications Inc. Class B	44,784	1,690,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Royal Bank of Canada	67,513	4,240,686
Shaw Communications Inc. Class B	89,147	1,877,175
Sherritt International Corp.	24,678	208,067
Silver Wheaton Corp.	27,229	1,104,828
Sino-Forest Corp. Class A(a)	10,817	268,017
SNC-Lavalin Group Inc.	38,419	2,317,651
Sun Life Financial Inc.	39,911	1,302,675
Suncor Energy Inc.	104,813	4,817,300
Talisman Energy Inc.	101,083	2,434,259
Teck Resources Ltd. Class B	48,863	2,648,495
Thomson Reuters Corp.	21,339	862,691
Toronto-Dominion Bank (The)	44,760	3,864,403
TransCanada Corp.	48,117	2,064,439

		86,198,106
CHILE—0.22%
Banco Santander (Chile) SA SP ADR	4,499	412,063
Corpbanca SA SP ADR(b)	6,590	152,559
LAN Airlines SA SP ADR(b)	108,329	3,026,712
Sociedad Quimica y Minera de Chile SA Series B SP ADR	8,223	501,850

		4,093,184
CHINA—2.27%
Bank of China Ltd. Class H	4,476,000	2,472,069
Belle International Holdings Ltd.(b)	373,000	727,983
Bosideng International Holdings Ltd.	746,000	236,258
Brilliance China Automotive Holdings Ltd.(a)	746,000	726,062
China Communications Construction Co. Ltd. Class H	746,000	688,606
China Construction Bank Corp. Class H	3,547,260	3,351,986
China COSCO Holdings Co. Ltd. Class H(a)(b)	746,000	716,458
China Dongxiang (Group) Co. Ltd.(b)	373,000	130,134
China Gas Holdings Ltd.(b)	632,000	247,345
China Life Insurance Co. Ltd. Class H	746,000	2,650,703
China Mengniu Dairy Co. Ltd.(b)	373,000	1,145,277
China Merchants Bank Co. Ltd. Class H	186,500	480,200
China Mobile Ltd.	373,000	3,428,627
China Petroleum & Chemical Corp. Class H	1,492,000	1,502,065
China Shenhua Energy Co. Ltd. Class H	373,000	1,740,724
China Shipping Container Lines Co. Ltd. Class H(a)	2,238,000	893,172
China Travel International Investment Hong Kong Ltd.(a)(b)	2,984,000	610,814
CNOOC Ltd.	1,492,000	3,680,251
Dongfang Electric Corp. Ltd. Class H	74,600	245,382
Fosun International Ltd.(b)	932,500	735,906
Fushan International Energy Group Ltd.(b)	746,000	523,418
GCL Poly Energy Holdings Ltd.(a)(b)	373,000	266,511
GOME Electrical Appliances Holdings Ltd.(a)	746,000	267,951
Guangdong Investment Ltd.	746,000	386,081
Industrial and Commercial Bank of China Ltd. Class H	4,550,260	3,848,706
Kunlun Energy Co. Ltd.(a)	746,000	1,321,510
KWG Property Holdings Ltd.(b)	186,500	134,696
Lee & Man Paper Manufacturing Ltd.(b)	746,000	535,903
Lonking Holdings Ltd.	746,000	550,309
Parkson Retail Group Ltd.(b)	186,500	286,199
PetroChina Co. Ltd. Class H	1,492,000	2,143,612
Ping An Insurance (Group) Co. of China Ltd. Class H	213,000	2,315,754
Shimao Property Holdings Ltd.	373,000	507,091
Sino-Ocean Land Holdings Ltd.(b)	373,000	211,768
Tencent Holdings Ltd.	74,600	2,122,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Want Want China Holdings Ltd.(b)	1,119,000	1,004,098

		42,836,112
COLOMBIA—0.09%
Bancolombia SA SP ADR	24,245	1,606,231

		1,606,231
CZECH REPUBLIC—0.18%
CEZ AS	26,190	1,502,778
Komercni Banka AS	6,936	1,830,483

		3,333,261
DENMARK—0.38%
Carlsberg A/S Class B	8,206	976,234
Danske Bank A/S(a)	70,527	1,697,705
DSV A/S	16,039	419,909
Novo Nordisk A/S Class B	28,721	3,636,799
Novozymes A/S Class B	2,984	516,463

		7,247,110
EGYPT—0.07%
Orascom Construction Industries Co. SP GDR(b)	18,756	768,996
Orascom Telecom Holding SAE SP GDR(a)(c)	164,545	567,680

		1,336,676
FINLAND—0.46%
Fortum OYJ	45,133	1,557,474
Metso OYJ	33,943	2,084,815
Nokia OYJ	151,065	1,394,027
Sampo OYJ Class A	52,966	1,785,346
UPM-Kymmene OYJ	89,520	1,838,116

		8,659,778
FRANCE—4.18%
Accor SA	25,364	1,128,901
Alcatel-Lucent(a)	311,828	2,013,820
ALSTOM	16,412	1,093,141
ArcelorMittal	46,115	1,699,459
AXA	76,838	1,727,053
BNP Paribas	51,847	4,109,848
Bouygues SA	26,110	1,302,138
Cap Gemini SA	27,229	1,652,841
Carrefour SA	32,824	1,558,813
Compagnie de Saint-Gobain	32,089	2,220,164
Compagnie Generale de Geophysique-Veritas(a)	30,959	1,096,597
Compagnie Generale des Etablissements Michelin Class B	23,749	2,384,286
Credit Agricole SA	83,552	1,393,285
Danone SA	34,733	2,548,411
Edenred SA(a)	25,152	781,387
Essilor International SA	24,991	2,095,572
France Telecom SA	101,456	2,383,487
GDF Suez	53,349	2,186,480
Groupe Eurotunnel SA	9,374	102,010
L’Air Liquide SA	15,459	2,290,745
L’Oreal SA	14,920	1,895,004
Lafarge SA	13,494	956,441
LVMH Moet Hennessy Louis Vuitton SA	17,531	3,153,591
Pernod Ricard SA	20,563	2,070,223
PPR SA	10,071	1,804,167
PSA Peugeot Citroen SA(a)	24,991	1,136,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Renault SA(a)	23,126	1,411,503
Sanofi-Aventis	55,950	4,432,597
Schneider Electric SA	16,412	2,904,818
SES SA Class A FDR	72,730	1,913,107
Societe Generale	29,467	1,974,271
Suez Environnement SA	20,905	482,588
Technip SA	20,142	2,275,865
Total SA	122,717	7,868,762
Unibail-Rodamco SE	7,460	1,748,137
Vallourec SA	17,158	2,143,108
Veolia Environnement	23,499	786,338
Vinci SA	27,602	1,846,860
Vivendi SA	66,767	2,098,492

		78,671,080
GERMANY—3.45%
Adidas AG	32,078	2,391,920
Allianz SE Registered	26,483	4,176,547
BASF SE	41,776	4,301,335
Bayer AG	43,641	3,842,663
Bayerische Motoren Werke AG	34,316	3,241,518
Commerzbank AG(a)(b)	90,266	575,850
Daimler AG Registered	59,680	4,620,969
Deutsche Bank AG Registered	48,643	3,182,555
Deutsche Boerse AG	13,801	1,148,657
Deutsche Post AG Registered(a)	65,275	1,293,809
Deutsche Telekom AG Registered	143,232	2,383,177
E.ON AG	92,877	3,180,247
Fresenius Medical Care AG & Co. KGaA	31,705	2,495,812
HeidelbergCement AG	10,817	828,564
Infineon Technologies AG	65,648	746,438
K+S AG	22,380	1,813,879
LANXESS AG	5,222	479,794
Linde AG	14,920	2,691,654
MAN SE(a)	14,174	1,978,576
Merck KGaA	11,936	1,266,494
METRO AG	20,515	1,508,259
Muenchener Rueckversicherungs-Gesellschaft AG Registered	12,682	2,096,934
RWE AG	25,364	1,657,791
SAP AG	56,696	3,658,968
Siemens AG Registered	51,847	7,555,104
ThyssenKrupp AG	39,165	1,805,038

		64,922,552
GREECE—0.02%
National Bank of Greece SA SP ADR	212,610	338,050

		338,050
HONG KONG—1.27%
AIA Group Ltd.(a)	447,600	1,506,867
Bank of East Asia Ltd. (The)	74,600	308,288
Cheung Kong (Holdings) Ltd.	373,000	5,868,042
China Shanshui Cement Group Ltd.	746,000	835,548
Esprit Holdings Ltd.	151,116	628,386
Hang Lung Properties Ltd.	373,000	1,661,491
Hang Seng Bank Ltd.	74,600	1,165,925
Henderson Land Development Co. Ltd.	373,000	2,552,262
Hong Kong and China Gas Co. Ltd. (The)	799,040	1,983,301
Hong Kong Exchanges and Clearing Ltd.	37,300	850,914

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

New World Development Co. Ltd.	373,000	654,032
Swire Pacific Ltd. Class A	186,500	2,847,585
Wharf (Holdings) Ltd. (The)	412,200	3,014,182

		23,876,823
HUNGARY—0.12%
OTP Bank Nyrt(a)	33,702	1,194,375
Richter Gedeon Nyrt	5,260	1,100,177

		2,294,552
INDIA—0.93%
Axis Bank Ltd. SP GDR(c)	26,860	797,473
Dr. Reddy’s Laboratories Ltd. SP ADR	16,553	649,540
HDFC Bank Ltd. SP ADR	17,282	2,974,232
ICICI Bank Ltd. SP ADR	56,959	2,870,734
Infosys Technologies Ltd. SP ADR	51,901	3,382,907
Larsen & Toubro Ltd. SP GDR(c)	16,794	626,584
Reliance Industries Ltd. SP GDR(d)	57,448	2,527,138
Satyam Computer Services Ltd. ADR(a)	62,864	217,509
Sterlite Industries (India) Ltd. SP ADR	56,323	920,881
Tata Motors Ltd. SP ADR	33,943	931,396
Wipro Ltd. SP ADR	122,453	1,686,178

		17,584,572
INDONESIA—0.50%
PT Aneka Tambang Tbk	1,305,500	346,802
PT Astra International Tbk	373,000	2,445,580
PT Bank Central Asia Tbk	2,611,000	2,256,119
PT Bank Danamon Indonesia Tbk	373,000	270,037
PT Bank Mandiri Tbk	413,957	345,609
PT Bank Negara Indonesia (Persero) Tbk	659,588	311,926
PT Bank Rakyat Indonesia Tbk	373,000	280,926
PT Bumi Resources Tbk	1,865,000	745,869
PT Charoen Pokphand Indonesia Tbk	896,945	202,137
PT Indocement Tunggal Prakarsa Tbk	186,500	370,213
PT Indofood Sukses Makmur Tbk	559,500	362,591
PT International Nickel Indonesia Tbk	373,000	216,683
PT Kalbe Farma Tbk	186,500	77,854
PT Perusahaan Gas Negara Tbk	559,500	261,326
PT Semen Gresik (Persero) Tbk	186,500	206,883
PT Telekomunikasi Indonesia Tbk	186,500	167,685
PT United Tractors Tbk	186,500	506,320

		9,374,560
IRELAND—0.09%
Bank of Ireland(a)	458,790	190,585
CRH PLC	29,094	722,995
Elan Corp. PLC(a)	75,346	600,276
Kerry Group PLC Class A	5,595	232,421

		1,746,277
ISRAEL—0.25%
Israel Chemicals Ltd.	82,509	1,459,643
Teva Pharmaceutical Industries Ltd.	71,616	3,339,529

		4,799,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

ITALY—1.21%
Assicurazioni Generali SpA	43,445	1,042,882
Atlantia SpA	48,632	1,198,419
Banco Popolare SpA	121,390	360,549
Enel SpA	313,385	2,238,212
Eni SpA	159,271	4,265,116
Fiat Industrial SpA(a)	18,410	273,950
Fiat SpA	19,396	207,330
Finmeccanica SpA	102,400	1,385,517
Intesa Sanpaolo SpA	207,601	690,529
Mediobanca SpA	140,248	1,600,073
Saipem SpA	44,874	2,551,823
Snam Rete Gas SpA	502,431	3,130,708
Telecom Italia SpA	727,450	1,097,592
UniCredit SpA	666,960	1,719,755
Unione di Banche Italiane ScpA	104,651	939,325

		22,701,780
JAPAN—7.68%
AEON Co. Ltd.	111,900	1,343,241
AEON Credit Service Co. Ltd.	111,900	1,511,491
Aisin Seiki Co. Ltd.	37,300	1,309,683
Asahi Breweries Ltd.	74,600	1,391,050
Astellas Pharma Inc.	37,300	1,420,471
Bank of Yokohama Ltd. (The)	373,000	1,838,797
Bridgestone Corp.	76,800	1,675,327
Canon Inc.	74,600	3,493,715
Casio Computer Co. Ltd.	37,300	295,127
Chubu Electric Power Co. Inc.	74,600	1,630,094
Chugoku Electric Power Co. Inc. (The)	37,300	659,209
Chuo Mitsui Trust Holdings Inc.	565,080	1,922,136
Dai-ichi Life Insurance Co. Ltd. (The)	373	612,319
Daiichi Sankyo Co. Ltd.	74,600	1,457,247
Daikin Industries Ltd.	37,300	1,179,588
Denso Corp.	74,600	2,487,893
Dowa Holdings Co. Ltd.	373,000	2,427,212
East Japan Railway Co.	37,300	2,057,154
Eisai Co. Ltd.	37,300	1,351,516
FUJIFILM Holdings Corp.	37,300	1,153,845
Fujitsu Ltd.	373,000	2,119,214
Hitachi Ltd.	375,000	2,024,279
Honda Motor Co. Ltd.	74,600	2,932,881
Hoya Corp.	74,600	1,593,318
ITOCHU Corp.	37,300	385,688
Japan Prime Realty Investment Corp.	373	1,056,389
Japan Tobacco Inc.	373	1,443,456
JFE Holdings Inc.	37,300	1,014,097
JX Holdings Inc.	223,880	1,550,660
Kansai Electric Power Co. Inc. (The)	111,900	2,347,225
Kao Corp.	37,300	930,431
Kobe Steel Ltd.	746,000	1,829,603
Komatsu Ltd.	111,900	3,916,638
Kyocera Corp.	37,300	4,086,727
Marubeni Corp.	373,000	2,693,838
Mitsubishi Chemical Holdings Corp.	373,000	2,514,555
Mitsubishi Corp.	74,600	2,003,369
Mitsubishi Heavy Industries Ltd.	373,000	1,769,842
Mitsubishi Motors Corp.(a)(b)	746,000	910,205
Mitsubishi UFJ Financial Group Inc.	783,300	3,735,976
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,840	1,186,024
Mitsui & Co. Ltd.	74,600	1,316,579

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Mitsui Mining & Smelting Co. Ltd.	373,000	1,323,934
Mizuho Financial Group Inc.	1,044,600	1,647,878
Murata Manufacturing Co. Ltd.	37,300	2,689,241
NEC Corp.(a)	394,000	820,631
Nippon Steel Corp.	373,000	1,158,442
Nippon Telegraph and Telephone Corp.	38,400	1,772,344
Nishi-Nippon City Bank Ltd. (The)	373,000	1,048,114
Nissan Motor Co. Ltd.	223,800	2,134,843
Nitto Denko Corp.	37,300	1,979,005
Nomura Holdings Inc.	261,100	1,325,773
NTT DoCoMo Inc.	1,119	2,058,993
ORIX Corp.	14,920	1,454,489
Panasonic Corp.	74,600	917,560
Rakuten Inc.	373	342,936
Resona Holdings Inc.	111,900	526,815
Sapporo Hokuyo Holdings Inc.	149,200	658,289
SBI Holdings Inc.	5,222	558,627
Secom Co. Ltd.	37,300	1,845,693
Senshu Ikeda Holdings Inc.	111,900	165,492
Seven & I Holdings Co. Ltd.	74,600	1,859,943
Shin-Etsu Chemical Co. Ltd.	37,300	1,930,737
SoftBank Corp.	74,600	3,116,761
Sojitz Corp.	111,900	212,381
Sony Corp.	74,600	2,077,841
Sumitomo Chemical Co. Ltd.	373,000	1,976,707
Sumitomo Corp.	149,200	2,035,548
Sumitomo Electric Industries Ltd.	149,200	2,061,292
Sumitomo Metal Industries Ltd.	746,000	1,562,978
Sumitomo Mitsui Financial Group Inc.	74,600	2,293,899
Suzuki Motor Corp.	74,600	1,763,406
T&D Holdings Inc.	37,300	915,261
Takeda Pharmaceutical Co. Ltd.	37,300	1,802,021
TDK Corp.	37,300	1,912,349
Terumo Corp.	37,300	2,068,647
Tokio Marine Holdings Inc.	74,600	2,067,727
Tokyo Electric Power Co. Inc. (The)	74,600	390,744
Tokyo Electron Ltd.	37,300	2,144,497
Toray Industries Inc.	373,000	2,735,211
Toshiba Corp.	373,000	1,962,916
Toyota Motor Corp.	186,500	7,424,143
USS Co. Ltd.	3,730	285,473
Yamada Denki Co. Ltd.	14,920	1,033,404

		144,641,094
MEXICO—0.62%
America Movil SAB de CV Series L	932,500	2,667,636
Cemex SAB de CV CPO(a)	1,166,425	1,009,445
Fomento Economico Mexicano SAB de CV BD Units	298,400	1,874,703
Grupo Mexico SAB de CV Series B	186,500	644,632
Grupo Televisa SA CPO(a)	410,300	1,939,425
Telefonos de Mexico SAB de CV Series L	1,156,300	1,083,906
Wal-Mart de Mexico SAB de CV Series V	783,300	2,449,341

		11,669,088
NETHERLANDS—1.17%
AEGON NV(a)	120,852	961,206
Akzo Nobel NV	24,618	1,915,280
ASML Holding NV	26,856	1,113,827
Heineken NV	26,856	1,610,278
ING Groep NV CVA(a)	214,224	2,828,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Koninklijke Ahold NV	79,076	1,112,049
Koninklijke DSM NV	26,856	1,854,718
Koninklijke KPN NV	95,861	1,523,881
Koninklijke Philips Electronics NV	71,243	2,116,037
Reed Elsevier NV	108,916	1,429,567
TNT NV	53,742	1,325,539
Unilever NV CVA	79,654	2,625,842
Wolters Kluwer NV	68,632	1,601,667

		22,018,514
NORWAY—0.37%
DnB NOR ASA	122,568	1,995,601
Orkla ASA	177,344	1,799,149
Statoil ASA	40,286	1,180,348
Subsea 7 SA	18,650	491,253
Telenor ASA	86,284	1,492,951

		6,959,302
PERU—0.14%
Compania de Minas Buenaventura SA SP ADR	34,316	1,429,948
Credicorp Ltd.	6,341	612,033
Southern Copper Corp.	13,801	516,985

		2,558,966
PHILIPPINE ISLANDS—0.17%
Aboitiz Power Corp.	484,900	357,360
Alliance Global Group Inc.	261,100	72,335
Ayala Land Inc.	261,100	100,268
Banco de Oro Unibank Inc.	333,680	423,238
Bank of the Philippine Islands	239,922	329,536
Jollibee Foods Corp.	149,200	329,348
Manila Electric Co.	78,330	448,280
Metropolitan Bank & Trust Co.(a)	322,503	517,165
Philippine Long Distance Telephone Co.	7,460	433,206
SM Prime Holdings Inc.	746,000	209,110

		3,219,846
POLAND—0.17%
Bank Handlowy w Warszawie SA	6,714	253,263
Bank Millennium SA(a)	157,406	323,006
Bank Pekao SA	2,984	195,857
BRE Bank SA(a)	373	48,683
Cyfrowy Polsat SA	32,078	196,389
Getin Holding SA(a)	48,569	273,166
Globe Trade Centre SA(a)	23,126	180,576
ING Bank Slaski SA(a)	746	246,509
Kernel Holding SA(a)	10,556	286,696
KGHM Polska Miedz SA	9,698	714,455
PBG SA	2,238	138,450
Powszechna Kasa Oszczednosci Bank Polski SA	12,309	212,192
TVN SA	28,348	187,989

		3,257,231
PORTUGAL—0.12%
BRISA - Auto-estradas de Portugal SA(a)	133,534	894,868
Energias de Portugal SA	323,613	1,325,110

		2,219,978

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

RUSSIA—1.02%
Gazprom OAO SP ADR	334,402	5,641,362
LUKOIL OAO SP ADR	34,170	2,381,649
Magnit OJSC SP GDR(c)	11,936	334,208
Mechel OAO SP ADR	13,055	372,981
MMC Norilsk Nickel OJSC SP ADR	41,071	1,133,560
Mobile TeleSystems OJSC SP ADR	58,188	1,230,676
NovaTek OAO SP GDR(c)	12,309	1,729,414
RusHydro OJSC SP ADR(a)	41,878	217,556
Sberbank of Russia GDR(b)(c)	4,106	1,640,180
Surgutneftegas OJSC SP ADR	138,393	1,457,278
Tatneft OAO SP ADR	26,498	1,194,795
Uralkali OJSC SP GDR(c)	27,975	1,174,111
Wimm-Bill-Dann Foods OJSC SP ADR(a)	19,023	671,322

		19,179,092
SINGAPORE—0.66%
CapitaLand Ltd.(a)(b)	746,000	2,075,189
Genting Singapore PLC(a)(b)	373,000	662,230
Hutchison Port Holdings Trust(a)	373,000	343,160
Keppel Corp. Ltd.(b)	411,100	4,002,528
Neptune Orient Lines Ltd.	746,000	1,147,458
Singapore Exchange Ltd.	373,000	2,380,364
Singapore Telecommunications Ltd.	746,000	1,904,291

		12,515,220
SOUTH AFRICA—1.00%
AngloGold Ashanti Ltd.	10,817	546,466
FirstRand Ltd.	606,871	1,903,381
Gold Fields Ltd.	83,552	1,487,579
Impala Platinum Holdings Ltd.	48,863	1,520,886
MMI Holdings Ltd.	95,164	245,596
MTN Group Ltd.	101,194	2,242,730
Naspers Ltd. Class N	47,371	2,840,592
Pretoria Portland Cement Co. Ltd.	9,698	36,806
Sanlam Ltd.	720,263	3,079,094
Sappi Ltd.(a)	42,149	229,071
Sasol Ltd.	37,673	2,167,547
Standard Bank Group Ltd.	157,779	2,467,812

		18,767,560
SOUTH KOREA—1.53%
KB Financial Group Inc. SP ADR	50,007	2,664,873
Korea Electric Power Corp. SP ADR(a)	210,883	2,551,684
KT Corp. SP ADR	128,198	2,602,419
LG Display Co. Ltd. SP ADR	131,296	2,339,695
POSCO SP ADR	41,030	4,525,609
Samsung Electronics Co. Ltd. SP GDR(c)	18,650	7,749,075
Shinhan Financial Group Co. Ltd. SP ADR	30,592	2,968,036
SK Telecom Co. Ltd. SP ADR	175,475	3,330,516

		28,731,907
SPAIN—1.46%
Acciona SA	7,833	912,717
Actividades de Construcciones y Servicios SA	44,760	2,255,478
Banco Bilbao Vizcaya Argentaria SA	286,474	3,680,612
Banco de Sabadell SA	239,309	1,062,631
Banco Popular Espanol SA	182,663	1,097,003

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Banco Santander SA	406,599	5,201,052
Ferrovial SA	7,833	108,227
Iberdrola SA	244,914	2,278,233
Industria de Diseno Textil SA	28,348	2,546,137
International Consolidated Airlines Group SA(a)	29,560	118,058
Repsol YPF SA	81,687	2,921,912
Telefonica SA	199,928	5,383,530

		27,565,590
SWEDEN—1.31%
Atlas Copco AB Class A	114,884	3,381,296
Boliden AB(a)	13,801	311,859
Hennes & Mauritz AB Class B	69,378	2,457,478
Hexagon AB Class B	1,865	48,579
Nordea Bank AB	207,402	2,372,560
Sandvik AB	119,360	2,538,732
Scania AB Class B	80,568	2,098,612
Skandinaviska Enskilda Banken AB Class A	46,998	453,028
Svenska Handelsbanken AB Class A	66,394	2,309,922
Swedbank AB Class A	30,213	574,445
Telefonaktiebolaget LM Ericsson Class B	218,583	3,327,304
TeliaSonera AB	255,132	2,088,498
Volvo AB Class B	138,010	2,715,596

		24,677,909
SWITZERLAND—3.11%
ABB Ltd. Registered(a)	137,006	3,767,290
Adecco SA Registered	28,026	1,992,752
Aryzta AG	4,476	248,423
Compagnie Financiere Richemont SA Class A Bearer	35,482	2,283,890
Credit Suisse Group AG Registered	65,898	2,982,843
GAM Holding AG(a)	27,620	542,255
Geberit AG Registered	1,119	260,922
Givaudan SA Registered(a)	373	413,180
Holcim Ltd. Registered	30,650	2,657,545
Julius Baer Group Ltd.(a)	22,341	1,039,810
Lindt & Spruengli AG Participation Certificates(a)	746	2,465,335
Lonza Group AG Registered(a)	3,465	296,447
Nestle SA Registered	210,520	13,017,357
Novartis AG Registered	122,953	7,270,006
Roche Holding AG Genusschein	42,513	6,868,068
Swatch Group AG (The) Bearer	1,119	548,258
Swiss Reinsurance Co. Registered(a)	25,853	1,534,599
Syngenta AG Registered	6,405	2,257,551
Transocean Ltd.(a)	20,515	1,497,669
UBS AG Registered(a)	217,459	4,329,399
Zurich Financial Services AG Registered(a)	8,323	2,328,849

		58,602,448
TAIWAN—1.25%
Advanced Semiconductor Engineering Inc. SP ADR(b)	305,114	1,800,172
AU Optronics Corp. SP ADR(a)(b)	202,928	1,643,717
Chunghwa Telecom Co. Ltd. SP ADR	166,462	5,251,876
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	396,956	3,032,744
Siliconware Precision Industries Co. Ltd. SP ADR	314,892	2,134,968
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	570,798	7,705,773
United Microelectronics Corp. SP ADR	674,038	1,914,268

		23,483,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

THAILAND—0.28%
Bangkok Bank PCL NVDR	337,180	1,920,288
BEC World PCL NVDR	298,400	344,884
Charoen Pokphand Foods PCL NVDR	559,500	552,940
Glow Energy PCL NVDR	186,500	285,842
Indorama Ventures PCL NVDR	243,933	435,157
Kasikornbank PCL NVDR	413,623	1,752,875
Thai Airways International PCL NVDR	30,199	38,697

		5,330,683
TURKEY—0.19%
Akbank TAS	43,268	225,005
Anadolu Efes Biracilik ve Malt Sanayii AS	25,737	396,436
Arcelik AS	37,300	212,140
Asya Katilim Bankasi AS	467,203	925,702
BIM Birlesik Magazalar AS	7,833	273,277
Coca-Cola Icecek AS	15,666	236,153
Turk Hava Yollari Anonim Ortakligi(a)	105,049	310,483
Turkiye Garanti Bankasi AS	104,813	543,677
Turkiye Halk Bankasi AS	20,422	176,776
Turkiye Is Bankasi AS	46,252	163,799
Turkiye Vakiflar Bankasi TAO	63,412	168,637

		3,632,085
UNITED KINGDOM—8.38%
3i Group PLC	185,381	866,087
Anglo American PLC	65,065	3,386,530
AstraZeneca PLC	91,385	4,557,528
Aviva PLC	174,191	1,298,142
BAE Systems PLC	250,656	1,370,891
Barclays PLC	725,485	3,416,037
BG Group PLC	191,722	4,903,871
BHP Billiton PLC	128,325	5,403,435
BP PLC	1,113,405	8,590,039
British American Tobacco PLC	93,257	4,061,361
British Land Co. PLC	158,898	1,591,530
British Sky Broadcasting Group PLC	171,953	2,414,933
BT Group PLC	477,440	1,559,246
Carnival PLC	31,332	1,262,085
Centrica PLC	446,108	2,387,773
Compass Group PLC	209,626	2,043,680
Diageo PLC	127,566	2,591,585
Experian PLC	199,555	2,684,419
GlaxoSmithKline PLC	290,567	6,327,125
HSBC Holdings PLC	1,008,616	11,025,939
Imperial Tobacco Group PLC	56,696	1,992,509
International Power PLC	245,253	1,352,385
J Sainsbury PLC	203,658	1,183,146
Johnson Matthey PLC	47,744	1,595,082
Land Securities Group PLC	104,096	1,362,972
Legal & General Group PLC	666,551	1,365,259
Lloyds Banking Group PLC(a)	2,261,126	2,234,583
Lonmin PLC	23,950	651,942
Man Group PLC	174,937	728,590
Marks & Spencer Group PLC	215,221	1,392,835
National Grid PLC	230,915	2,364,851
Old Mutual PLC	719,144	1,667,301
Pearson PLC	124,209	2,384,579
Prudential PLC	162,255	2,091,996
Reckitt Benckiser Group PLC	34,316	1,902,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Reed Elsevier PLC	170,461	1,506,899
Rio Tinto PLC	95,176	6,921,452
Rolls-Royce Group PLC(a)	221,935	2,374,684
Rolls-Royce Group PLC Class C(e)	21,705,600	36,204
Royal Bank of Scotland Group PLC(a)	655,361	453,313
Royal Dutch Shell PLC Class A	207,137	8,024,107
Royal Dutch Shell PLC Class B	147,335	5,718,546
SABMiller PLC	79,822	2,974,995
Scottish & Southern Energy PLC	76,838	1,740,440
Shire PLC	87,282	2,693,269
Smith & Nephew PLC	101,083	1,108,555
Standard Chartered PLC	131,079	3,627,127
Standard Life PLC	352,485	1,329,305
Tesco PLC	455,433	3,065,527
Tullow Oil PLC	9,698	231,799
Unilever PLC	83,552	2,706,384
Vodafone Group PLC	3,190,642	9,132,268
Wm Morrison Supermarkets PLC	272,290	1,338,882
Wolseley PLC	35,114	1,269,764
WPP PLC	165,612	2,158,758
Xstrata PLC	131,076	3,326,430

		157,751,545
UNITED STATES—42.40%
3M Co.	42,149	4,097,304
Abbott Laboratories	86,163	4,483,923
Accenture PLC Class A	55,204	3,153,805
ACE Ltd.	32,451	2,182,330
Adobe Systems Inc.(a)	52,220	1,751,981
Advanced Micro Devices Inc.(a)	18,650	169,715
AES Corp. (The)(a)	99,964	1,323,523
Aetna Inc.	35,808	1,481,735
Aflac Inc.	30,213	1,697,668
Air Products and Chemicals Inc.	20,142	1,923,964
Akamai Technologies Inc.(a)	14,174	488,153
Alcoa Inc.	61,918	1,052,606
Allergan Inc.	29,094	2,314,719
Allstate Corp. (The)	41,030	1,388,455
Alpha Natural Resources Inc.(a)	3,730	211,118
Altria Group Inc.	133,534	3,584,053
Amazon.com Inc.(a)	25,364	4,984,026
American Electric Power Co. Inc.	44,387	1,619,238
American Express Co.	53,712	2,636,185
American International Group Inc.(a)(b)	6,290	195,933
American Tower Corp. Class A(a)	48,490	2,536,512
Ameriprise Financial Inc.	31,705	1,967,612
Amgen Inc.(a)	62,664	3,562,448
Anadarko Petroleum Corp.	32,451	2,561,682
Apache Corp.	22,007	2,935,074
Apollo Group Inc. Class A(a)	16,412	656,972
Apple Inc.(a)	57,069	19,873,138
Applied Materials Inc.	105,932	1,662,073
Archer-Daniels-Midland Co.	42,895	1,587,973
AT&T Inc.	349,128	10,864,863
Automatic Data Processing Inc.	47,371	2,574,614
AvalonBay Communities Inc.	1,865	236,128
Avon Products Inc.	48,117	1,413,677
Baker Hughes Inc.	27,602	2,136,671
Bank of America Corp.	604,260	7,420,313
Bank of New York Mellon Corp. (The)	64,902	1,879,562
Baxter International Inc.	34,689	1,973,804

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

BB&T Corp.	57,442	1,546,339
Becton, Dickinson and Co.	15,666	1,346,336
Bed Bath & Beyond Inc.(a)	38,792	2,177,007
Berkshire Hathaway Inc. Class B(a)	42,522	3,542,083
Best Buy Co. Inc.	36,564	1,141,528
Biogen Idec Inc.(a)(b)	29,467	2,868,612
BlackRock Inc.(f)	5,595	1,096,284
Boeing Co. (The)	45,133	3,600,711
Boston Properties Inc.	12,040	1,258,541
Boston Scientific Corp.(a)	123,463	924,738
Bristol-Myers Squibb Co.	115,051	3,232,933
Broadcom Corp. Class A(a)	7,833	275,565
Bucyrus International Inc.	2,238	204,665
Bunge Ltd.	2,984	225,113
C.H. Robinson Worldwide Inc.	34,316	2,751,457
C.R. Bard Inc.	14,174	1,513,074
CA Inc.	70,497	1,733,521
Cablevision NY Group Class A	6,341	223,393
Calpine Corp.(a)	14,920	249,910
Capital One Financial Corp.	32,451	1,776,043
Cardinal Health Inc.	30,959	1,352,599
CareFusion Corp.(a)	15,365	451,270
CarMax Inc.(a)	6,714	232,976
Carnival Corp.	45,133	1,718,213
Caterpillar Inc.	33,197	3,831,266
CB Richard Ellis Group Inc. Class A(a)	8,952	239,108
CBS Corp. Class B NVS	74,227	1,872,005
Celanese Corp. Series A	1,492	74,481
Celgene Corp.(a)(b)	33,570	1,976,602
CenturyLink Inc.	36,914	1,505,353
CF Industries Holdings Inc.	2,238	316,789
Charles Schwab Corp. (The)	94,369	1,727,896
Chesapeake Energy Corp.	44,387	1,494,510
Chevron Corp.	118,987	13,021,937
Chipotle Mexican Grill Inc.(a)(b)	1,492	398,051
Chubb Corp. (The)	35,808	2,334,324
Church & Dwight Co. Inc.	5,968	492,241
CIGNA Corp.	26,483	1,240,199
Cisco Systems Inc.	356,215	6,255,135
Citigroup Inc.(a)	1,793,757	8,233,345
Citrix Systems Inc.(a)	4,103	346,047
Cliffs Natural Resources Inc.	6,714	629,236
Clorox Co. (The)	6,341	441,714
CME Group Inc.	3,730	1,103,222
Coach Inc.	36,554	2,186,295
Coca-Cola Co. (The)	115,257	7,775,237
Coca-Cola Enterprises Inc.	7,460	211,939
Cognizant Technology Solutions Corp. Class A(a)	35,808	2,968,483
Colgate-Palmolive Co.	33,570	2,831,629
Comcast Corp. Class A	72,362	1,898,779
Comcast Corp. Class A Special	45,133	1,108,015
Comerica Inc.	7,580	287,509
ConAgra Foods Inc.	71,616	1,751,011
ConocoPhillips	83,925	6,624,200
CONSOL Energy Inc.	19,478	1,053,565
Consolidated Edison Inc.	14,547	758,190
Constellation Energy Group Inc.	22,753	828,664
Cooper Industries PLC(b)	25,464	1,679,351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Corning Inc.	107,051	2,241,648
Costco Wholesale Corp.	29,094	2,354,286
Coventry Health Care Inc.(a)	25,364	818,496
Covidien PLC	35,808	1,994,148
Cree Inc.(a)(b)	2,984	121,568
Crown Castle International Corp.(a)	13,055	559,537
CSX Corp.	38,419	3,023,191
Cummins Inc.	10,817	1,299,987
CVS Caremark Corp.	82,806	3,000,889
D.R. Horton Inc.	11,936	148,484
Danaher Corp.	49,236	2,719,797
Deere & Co.	23,126	2,254,785
Dell Inc.(a)	127,566	1,978,549
Delta Air Lines Inc.(a)	34,316	356,200
Devon Energy Corp.	27,229	2,477,839
DIRECTV Class A(a)	75,719	3,679,186
Discover Financial Services	10,817	268,694
Dollar Tree Inc.(a)	5,595	321,712
Dominion Resources Inc.	44,760	2,077,759
Dover Corp.	36,927	2,512,513
Dow Chemical Co. (The)	60,053	2,461,572
Dr Pepper Snapple Group Inc.	24,618	965,026
Duke Energy Corp.	107,051	1,996,501
Duke Realty Corp.	6,714	102,389
E.I. du Pont de Nemours and Co.	51,847	2,944,391
Eaton Corp.	46,998	2,515,803
eBay Inc.(a)	70,497	2,425,097
Edison International	35,808	1,406,180
El Paso Corp.	117,495	2,280,578
Electronic Arts Inc.(a)(b)	38,419	775,295
Eli Lilly and Co.	60,053	2,222,562
EMC Corp.(a)	146,216	4,143,761
Emerson Electric Co.	35,435	2,153,031
Entergy Corp.	17,158	1,196,256
EOG Resources Inc.	19,023	2,147,887
Equity Residential(b)	42,291	2,525,619
Exelon Corp.	32,451	1,367,810
Expedia Inc.	9,698	242,741
Expeditors International of Washington Inc.	44,387	2,408,882
Express Scripts Inc.(a)	38,792	2,201,058
Exxon Mobil Corp.	307,725	27,079,801
F5 Networks Inc.(a)	6,714	680,531
Family Dollar Stores Inc.	5,222	283,085
FedEx Corp.	21,261	2,034,040
Fifth Third Bancorp	69,378	920,646
FirstEnergy Corp.	26,110	1,043,356
Fluor Corp.	24,618	1,721,783
FMC Technologies Inc.(a)(b)	5,222	242,719
Ford Motor Co.(a)	189,484	2,931,317
Fortune Brands Inc.	3,357	218,474
Foster Wheeler AG(a)	6,714	233,647
Franklin Resources Inc.	17,158	2,215,441
Freeport-McMoRan Copper & Gold Inc.	54,458	2,996,824
Frontier Communications Corp.	56,323	465,791
Gap Inc. (The)(b)	55,950	1,300,278
General Dynamics Corp.	22,007	1,602,550
General Electric Co.	611,720	12,509,674
General Growth Properties Inc.	22,349	373,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

General Mills Inc.	61,545	2,374,406
General Motors Co.(a)	32,451	1,041,353
Genworth Financial Inc. Class A(a)	27,229	331,922
Gilead Sciences Inc.(a)	57,442	2,231,047
Goldman Sachs Group Inc. (The)	29,878	4,511,877
Goodyear Tire & Rubber Co. (The)(a)	28,348	514,516
Google Inc. Class A(a)	14,920	8,117,972
H.J. Heinz Co.	46,252	2,369,490
Halliburton Co.	60,799	3,069,134
Harley-Davidson Inc.	10,817	403,041
Harris Corp.	3,357	178,357
Hartford Financial Services Group Inc. (The)	25,460	737,576
HCP Inc.	5,595	221,674
Hess Corp.	20,515	1,763,469
Hewlett-Packard Co.	132,788	5,360,652
Home Depot Inc. (The)	107,424	3,989,727
Honeywell International Inc.	39,165	2,398,073
Host Hotels & Resorts Inc.	25,737	457,861
Human Genome Sciences Inc.(a)	8,952	263,815
Humana Inc.(a)	19,943	1,518,061
Illinois Tool Works Inc.	38,419	2,244,054
Illumina Inc.(a)	4,849	344,182
Ingersoll-Rand PLC	43,280	2,185,640
Intel Corp.	329,359	7,637,835
International Business Machines Corp.	75,719	12,916,147
International Game Technology	47,509	840,434
International Paper Co.	52,593	1,624,072
Intuit Inc.(a)	46,252	2,569,761
Intuitive Surgical Inc.(a)	746	260,876
ITT Corp.	32,451	1,875,343
J.C. Penney Co. Inc.	29,094	1,118,664
J.M. Smucker Co. (The)	6,341	476,019
Jacobs Engineering Group Inc.(a)(b)	24,245	1,202,794
Johnson & Johnson	153,303	10,075,073
Johnson Controls Inc.	55,577	2,278,657
Joy Global Inc.	1,492	150,617
JPMorgan Chase & Co.	229,395	10,467,294
Juniper Networks Inc.(a)(b)	49,609	1,901,513
Kellogg Co.	35,808	2,050,724
KeyCorp	38,419	333,093
Kimberly-Clark Corp.	30,213	1,995,871
Kimco Realty Corp.	11,563	225,941
Kohl’s Corp.	32,824	1,730,153
Kraft Foods Inc. Class A	88,782	2,981,300
Kroger Co. (The)	59,680	1,450,821
L-3 Communications Holdings Inc.	17,158	1,375,900
Laboratory Corp. of America Holdings(a)	16,039	1,547,282
Las Vegas Sands Corp.(a)	20,515	964,410
Legg Mason Inc.	26,856	997,700
Liberty Media Corp. - Liberty Interactive Group Series A(a)	24,618	430,323
Limited Brands Inc.	9,698	399,170
Lincoln National Corp.	26,856	838,713
Lockheed Martin Corp.	20,515	1,625,814
Lorillard Inc.	9,325	993,112
Lowe’s Companies Inc.	98,845	2,594,681
LyondellBasell Industries NV Class A(a)	16,785	746,932
M&T Bank Corp.	1,865	164,810
Macerich Co. (The)	5,968	315,230
Macy’s Inc.	53,712	1,284,254

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Marathon Oil Corp.	49,609	2,680,870
Marriott International Inc. Class A	43,268	1,527,360
Marsh & McLennan Companies Inc.	74,600	2,258,888
Marshall & Ilsley Corp.	33,197	271,219
Masco Corp.	10,444	140,158
MasterCard Inc. Class A	3,861	1,065,211
Mattel Inc.	6,714	179,398
McDonald’s Corp.	63,037	4,936,427
McGraw-Hill Companies Inc. (The)	39,911	1,615,198
McKesson Corp.	22,753	1,888,727
Mead Johnson Nutrition Co. Class A	22,461	1,502,192
Medco Health Solutions Inc.(a)	30,959	1,836,797
Medtronic Inc.	64,529	2,694,086
MEMC Electronic Materials Inc.(a)	40,284	476,560
Merck & Co. Inc.	184,635	6,637,628
MetLife Inc.	41,030	1,919,794
MGM Resorts International(a)(b)	30,959	391,941
Micron Technology Inc.(a)	27,229	307,415
Microsoft Corp.	480,424	12,500,632
Monsanto Co.	30,586	2,081,071
Moody’s Corp.	41,776	1,635,113
Morgan Stanley	71,060	1,858,219
Mosaic Co. (The)	3,730	279,228
Motorola Mobility Holdings Inc.(a)	24,991	651,265
Motorola Solutions Inc.(a)	28,534	1,309,140
Murphy Oil Corp.	24,245	1,878,503
National Oilwell Varco Inc.	31,332	2,402,851
NetApp Inc.(a)	11,563	601,045
Netflix Inc.(a)(b)	3,357	781,073
New York Community Bancorp Inc.	10,444	173,370
Newell Rubbermaid Inc.	8,952	170,625
Newmont Mining Corp.	42,895	2,514,076
News Corp. Class A NVS	99,218	1,768,065
NextEra Energy Inc.	28,721	1,624,747
NII Holdings Inc.(a)	7,460	310,187
Nike Inc. Class B	30,213	2,487,134
Noble Corp.(b)	35,435	1,524,059
Noble Energy Inc.	22,007	2,118,614
Nordstrom Inc.	4,849	230,570
Norfolk Southern Corp.	34,316	2,562,719
Northern Trust Corp.	25,839	1,291,692
Northrop Grumman Corp.	23,126	1,471,045
NRG Energy Inc.(a)	46,678	1,129,608
NSTAR	10,444	483,557
Nucor Corp.	30,213	1,418,802
NVIDIA Corp.(a)	66,049	1,320,980
O’Reilly Automotive Inc.(a)	4,103	242,323
Occidental Petroleum Corp.	49,982	5,712,443
Omnicom Group Inc.	40,657	1,999,918
Oracle Corp.	242,077	8,726,876
Owens-Illinois Inc.(a)	34,316	1,018,156
PACCAR Inc.	43,641	2,317,774
Parker Hannifin Corp.	25,737	2,427,514
Paychex Inc.	54,831	1,793,522
Peabody Energy Corp.	30,213	2,018,833
PepsiCo Inc.	88,774	6,115,641
Pfizer Inc.	482,289	10,108,777
PG&E Corp.	49,236	2,268,795

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

Philip Morris International Inc.	123,090	8,547,370
Pioneer Natural Resources Co.	2,611	266,923
PNC Financial Services Group Inc. (The)(f)	36,952	2,303,588
PPL Corp.	38,792	1,064,065
Praxair Inc.	22,753	2,421,374
Precision Castparts Corp.	15,666	2,420,710
Priceline.com Inc.(a)	2,611	1,428,243
Principal Financial Group Inc.	33,197	1,120,399
Procter & Gamble Co. (The)	169,715	11,014,503
Progress Energy Inc.	18,277	867,244
Progressive Corp. (The)	103,694	2,275,046
ProLogis	17,158	279,504
Prudential Financial Inc.	25,737	1,632,241
Public Service Enterprise Group Inc.	39,911	1,283,937
Public Storage	23,872	2,800,424
Pulte Group Inc.(a)	20,142	163,754
QEP Resources Inc.	25,364	1,083,804
QUALCOMM Inc.	106,305	6,042,376
Quest Diagnostics Inc.	19,023	1,072,517
Raytheon Co.	29,094	1,412,514
Red Hat Inc.(a)(b)	5,968	283,301
Regions Financial Corp.	58,934	432,576
Republic Services Inc.	5,595	176,914
Reynolds American Inc.	57,442	2,131,673
Royal Caribbean Cruises Ltd.(a)	2,984	118,823
Safeway Inc.	52,593	1,278,536
Salesforce.com Inc.(a)	7,833	1,085,654
SanDisk Corp.(a)(b)	21,634	1,063,095
Sara Lee Corp.	13,055	250,656
SBA Communications Corp. Class A(a)(b)	11,190	432,270
Schlumberger Ltd.	92,754	8,324,671
Seagate Technology PLC	49,236	867,538
Sempra Energy	33,943	1,870,259
Simon Property Group Inc.	22,755	2,606,358
SLM Corp.(a)	63,494	1,053,365
Southern Co.	53,339	2,082,355
Southwestern Energy Co.(a)(b)	34,689	1,521,460
Spectra Energy Corp.	83,552	2,426,350
Sprint Nextel Corp.(a)	215,967	1,118,709
St. Jude Medical Inc.	31,705	1,694,315
Staples Inc.	74,978	1,585,035
Starbucks Corp.	75,346	2,726,772
Starwood Hotels & Resorts Worldwide Inc.	24,618	1,466,494
State Street Corp.	27,229	1,267,510
Stryker Corp.	24,245	1,430,455
SunTrust Banks Inc.	41,403	1,167,151
Symantec Corp.(a)	91,758	1,803,045
Sysco Corp.	36,554	1,056,776
T. Rowe Price Group Inc.	31,705	2,037,046
Target Corp.	48,863	2,399,173
TE Connectivity Ltd.	41,403	1,484,298
Texas Instruments Inc.	92,504	3,286,667
Textron Inc.	31,332	817,765
Thermo Fisher Scientific Inc.(a)	32,824	1,969,112
Tiffany & Co.	3,357	233,110
Time Warner Cable Inc.	17,925	1,400,480
Time Warner Inc.	71,655	2,712,858
TJX Companies Inc. (The)	48,117	2,580,034
Toll Brothers Inc.(a)	1,119	23,510
Travelers Companies Inc. (The)	38,419	2,431,154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

TRW Automotive Holdings Corp.(a)	4,476	255,401
Tyco International Ltd.	46,998	2,290,683
Tyson Foods Inc. Class A	8,579	170,722
U.S. Bancorp	104,440	2,696,641
Ultra Petroleum Corp.(a)	22,753	1,155,625
Union Pacific Corp.	33,570	3,473,488
United Parcel Service Inc. Class B	33,570	2,516,743
United States Steel Corp.	17,531	836,404
United Technologies Corp.	40,657	3,642,054
UnitedHealth Group Inc.	73,913	3,638,737
Valero Energy Corp.	45,506	1,287,820
Varian Medical Systems Inc.(a)	19,769	1,387,784
VeriSign Inc.	45,506	1,681,902
Verizon Communications Inc.	162,628	6,144,086
Vertex Pharmaceuticals Inc.(a)	746	41,045
Viacom Inc. Class B NVS	46,625	2,385,335
Virgin Media Inc.	18,650	564,349
Visa Inc. Class A	16,378	1,279,449
Vornado Realty Trust(b)	20,535	1,985,324
Vulcan Materials Co.(b)	2,984	134,877
Wal-Mart Stores Inc.	113,765	6,254,800
Walgreen Co.	64,529	2,756,679
Walt Disney Co. (The)	102,575	4,420,982
Waste Management Inc.	57,069	2,251,943
Weatherford International Ltd.(a)	56,696	1,223,500
WellPoint Inc.	22,465	1,725,087
Wells Fargo & Co.	308,471	8,979,591
Western Union Co.	89,893	1,910,226
Whirlpool Corp.	10,817	932,209
Whole Foods Market Inc.	3,730	234,095
Williams Companies Inc. (The)	55,950	1,855,861
Wynn Resorts Ltd.	2,611	384,209
Xcel Energy Inc.	17,158	417,454
Xerox Corp.	130,177	1,313,486
XL Group PLC	13,801	337,020
Yahoo! Inc.(a)	91,758	1,628,704
Yum! Brands Inc.	54,085	2,901,119
Zimmer Holdings Inc.(a)(b)	20,142	1,314,265

		798,402,902

TOTAL COMMON STOCKS
(Cost: $1,581,907,409)		1,847,759,017

PREFERRED STOCKS—1.46%

BRAZIL—1.23%
Banco Bradesco SA SP ADR	140,753	2,847,433
Brasil Telecom SA SP ADR	12,495	352,359
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	43,506	1,977,783
Companhia de Bebidas das Americas SP ADR	188,365	6,136,932
Companhia Energetica de Minas Gerais SP ADR	131,443	2,743,215
Gerdau SA SP ADR	115,257	1,392,304
Petroleo Brasileiro SA SP ADR	143,475	4,787,761
Vale SA Class A SP ADR	95,154	2,845,105

		23,082,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2011

GERMANY—0.16%
ProSiebenSat.1 Media AG	4,849	139,095
Volkswagen AG	15,045	2,968,662

		3,107,757
ITALY—0.07%
Telecom Italia SpA RNC	979,871	1,267,659

		1,267,659

TOTAL PREFERRED STOCKS
(Cost: $21,416,449)		27,458,308

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(f)(g)(h)	25,504,320	25,504,320
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(f)(g)(h)	2,634,210	2,634,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(f)(g)	266,096	266,096

		28,404,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,404,626)		28,404,626

TOTAL INVESTMENTS IN SECURITIES—101.09%
(Cost: $1,631,728,484)		1,903,621,951
Other Assets, Less Liabilities—(1.09)%		(20,449,512)

NET ASSETS—100.00%		$1,883,172,439

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
GDR	- Global Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—97.07%

AUSTRALIA—6.27%
AMP Ltd.	210,795	$1,264,146
Asciano Group	198,186	357,860
ASX Ltd.	18,972	666,461
Australia and New Zealand Banking Group Ltd.	137,700	3,651,269
BHP Billiton Ltd.	209,893	10,526,991
BlueScope Steel Ltd.	125,562	237,717
Boral Ltd.	117,504	632,666
Brambles Ltd.	114,954	846,634
Commonwealth Bank of Australia	95,370	5,605,617
Computershare Ltd.	73,848	782,295
Crown Ltd.	49,878	460,143
CSL Ltd.	47,022	1,767,601
Fortescue Metals Group Ltd.	88,638	596,556
Foster’s Group Ltd.	104,346	641,754
Goodman Group	627,096	487,247
Insurance Australia Group Ltd.	218,790	854,776
Macquarie Group Ltd.	26,418	1,016,495
Mirvac Group	271,728	377,654
National Australia Bank Ltd.	115,158	3,412,709
Newcrest Mining Ltd.	28,298	1,283,621
OneSteel Ltd.	99,042	230,864
Orica Ltd.	43,149	1,255,111
Origin Energy Ltd.	116,760	2,089,144
Paladin Energy Ltd.(a)	33,762	121,927
Qantas Airways Ltd.(a)	210,324	485,655
QBE Insurance Group Ltd.	75,888	1,553,829
QR National Ltd.(a)	118,218	443,746
Rio Tinto Ltd.	25,932	2,333,013
Santos Ltd.	66,504	1,100,414
Sonic Healthcare Ltd.	40,906	560,464
Suncorp Group Ltd.	149,543	1,361,588
Tabcorp Holdings Ltd.	46,782	390,625
Telstra Corp. Ltd.	180,132	573,641
Transurban Group	19,278	111,813
Wesfarmers Ltd.	73,977	2,695,860
Wesfarmers Ltd. Partially Protected	15,912	585,609
Westfield Group	92,412	912,203
Westfield Retail Trust	92,412	267,997
Westpac Banking Corp.	133,926	3,640,600
Woodside Petroleum Ltd.	36,108	1,849,293
Woolworths Ltd.	89,862	2,607,007

		60,640,615
AUSTRIA—0.26%
IMMOEAST AG Escrow(a)(b)	54,189	8
IMMOFINANZ AG(a)	102,346	487,408
OMV AG	13,057	596,444
Raiffeisen International Bank Holding AG	3,672	202,794
Vienna Insurance Group AG	6,426	384,205
voestalpine AG	16,218	799,428

		2,470,287
BELGIUM—0.57%
Ageas	186,068	565,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Anheuser-Busch InBev NV	24,297	1,551,825
Delhaize Group SA	5,827	505,383
Groupe Bruxelles Lambert SA(c)	12,954	1,286,682
KBC Groep NV(a)	11,832	483,085
Solvay SA	4,999	722,295
UCB SA	8,782	424,810

		5,539,707
BRAZIL—1.60%
Banco Santander (Brasil) SA SP ADR	19,924	231,318
BRF - Brasil Foods SA SP ADR	60,747	1,258,070
Centrais Eletricas Brasileiras SA SP ADR	10,404	154,187
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	5,202	304,421
Companhia Siderurgica Nacional SA SP ADR	20,012	318,791
CPFL Energia SA SP ADR	13,514	1,195,178
Embraer SA SP ADR	30,201	980,928
Fibria Celulose SA SP ADR	16,659	269,043
Gafisa SA SP ADR(a)	25,232	311,868
Gol Linhas Aereas Inteligentes SA SP ADR(a)	10,054	143,270
Itau Unibanco Holding SA SP ADR	188,125	4,467,969
Petroleo Brasileiro SA SP ADR	55,336	2,065,693
TAM SA SP ADR	9,816	204,958
Vale SA SP ADR	105,672	3,529,445

		15,435,139
CANADA—8.17%
Agnico-Eagle Mines Ltd.	7,049	489,719
Agrium Inc.	9,588	866,593
ARC Resources Ltd.	36,924	993,876
Bank of Montreal	27,744	1,816,949
Bank of Nova Scotia	64,260	3,907,003
Barrick Gold Corp.	53,652	2,732,218
Baytex Energy Corp.	1,836	113,061
BCE Inc.	1,945	72,688
Bombardier Inc. Class B	111,792	830,620
Brookfield Asset Management Inc. Class A	33,150	1,113,094
Brookfield Properties Corp.	15,402	303,868
Cameco Corp.	24,684	726,589
Canadian Imperial Bank of Commerce	20,400	1,761,041
Canadian National Railway Co.	23,766	1,838,211
Canadian Natural Resources Ltd.	72,114	3,382,826
Canadian Oil Sands Ltd.	26,316	905,258
Canadian Pacific Railway Ltd.	8,160	539,643
Canadian Tire Corp. Ltd. Class A	7,650	486,162
Canadian Utilities Ltd. Class A	2,448	138,363
Cenovus Energy Inc.	13,770	527,958
Eldorado Gold Corp.	58,140	1,079,038
Empire Co. Ltd. Class A	2,142	121,226
Enbridge Inc.	26,112	1,692,457
EnCana Corp.	11,634	389,782
Enerplus Corp.	23,052	744,146
Fairfax Financial Holdings Ltd.	715	287,929
Finning International Inc.	19,584	572,752
First Quantum Minerals Ltd.	6,528	927,618
Fortis Inc.	12,852	440,071
Franco-Nevada Corp.	3,468	137,134
George Weston Ltd.	3,468	247,769
Gildan Activewear Inc.	5,406	200,777
Goldcorp Inc.	41,106	2,291,296
Great-West Lifeco Inc.	28,899	829,950

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Husky Energy Inc.	24,786	773,216
IAMGOLD Corp.	14,688	304,487
Imperial Oil Ltd.	23,664	1,246,983
Ivanhoe Mines Ltd.(a)	24,436	638,939
Kinross Gold Corp.	75,698	1,196,680
Magna International Inc. Class A	14,076	721,268
Manulife Financial Corp.	97,410	1,744,212
Metro Inc. Class A	1,530	74,658
National Bank of Canada	5,304	437,915
Nexen Inc.	35,598	939,050
Niko Resources Ltd.	5,712	481,292
Osisko Mining Corp.(a)	21,318	311,171
Pacific Rubiales Energy Corp.	21,012	636,660
Penn West Petroleum Ltd.	43,452	1,111,888
Potash Corp. of Saskatchewan Inc.	58,140	3,275,105
Power Corp. of Canada	27,744	832,452
Power Financial Corp.	22,134	734,106
Research In Motion Ltd.(a)	29,682	1,441,791
RioCan Real Estate Investment Trust	29,070	776,650
Ritchie Bros. Auctioneers Inc.	17,748	554,783
Rogers Communications Inc. Class B	25,500	962,381
Royal Bank of Canada	80,376	5,048,648
Saputo Inc.	6,018	285,662
Shaw Communications Inc. Class B	30,396	640,051
Shoppers Drug Mart Corp.	10,302	447,323
Silver Wheaton Corp.	31,824	1,291,273
Sino-Forest Corp. Class A(a)	3,876	96,037
SNC-Lavalin Group Inc.	11,730	707,620
Sun Life Financial Inc.	52,020	1,697,907
Suncor Energy Inc.	98,226	4,514,555
Talisman Energy Inc.	89,964	2,166,494
Teck Resources Ltd. Class B	26,010	1,409,806
TELUS Corp. NVS	11,934	598,807
Thomson Reuters Corp.	16,550	669,081
Tim Hortons Inc.	12,954	628,416
Toronto-Dominion Bank (The)	34,272	2,958,910
TransAlta Corp.	8,976	199,414
TransCanada Corp.	44,880	1,925,557
Valeant Pharmaceuticals International Inc.	6,936	364,764
Viterra Inc.	8,364	100,225
Yamana Gold Inc.	35,528	451,565
Yellow Media Inc.	17,748	89,035

		78,994,522
CHILE—0.33%
Banco Santander (Chile) SA SP ADR	3,020	276,602
Corpbanca SA SP ADR(c)	5,101	118,088
Empresa Nacional de Electricidad SA SP ADR(c)	3,317	187,013
Enersis SA SP ADR	53,040	1,132,934
LAN Airlines SA SP ADR(c)	48,864	1,365,260
Sociedad Quimica y Minera de Chile SA Series B SP ADR	2,346	143,176

		3,223,073
CHINA—4.08%
Air China Ltd. Class H	612,000	619,280
Angang New Steel Co. Ltd. Class H(c)	204,000	261,842
Anta Sports Products Ltd.(c)	204,000	329,863
Bank of China Ltd. Class H	2,550,000	1,408,350
Bank of Communications Co. Ltd. Class H	408,000	432,288
Beijing Capital International Airport Co. Ltd. Class H	204,000	100,587
Belle International Holdings Ltd.	408,000	796,292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Bosideng International Holdings Ltd.	408,000	129,214
Brilliance China Automotive Holdings Ltd.(a)	204,000	198,548
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(a)	61,200	162,305
China Construction Bank Corp. Class H	2,316,050	2,188,553
China COSCO Holdings Co. Ltd. Class H(a)	102,000	97,961
China Dongxiang (Group) Co. Ltd.(c)	306,000	106,759
China Gas Holdings Ltd.	364,000	142,459
China High Speed Transmission Equipment Group Co. Ltd.	204,000	269,983
China Life Insurance Co. Ltd. Class H	510,000	1,812,143
China Merchants Bank Co. Ltd. Class H	102,000	262,629
China Merchants Holdings (International) Co. Ltd.(c)	204,000	938,900
China Mobile Ltd.	357,000	3,281,554
China Overseas Land & Investment Ltd.	204,000	392,368
China Resources Enterprise Ltd.(c)	204,000	822,030
China Resources Land Ltd.(c)	204,000	351,923
China Shenhua Energy Co. Ltd. Class H	357,000	1,666,055
China Shipping Development Co. Ltd. Class H	408,000	429,137
China Travel International Investment Hong Kong Ltd.(a)(c)	408,000	83,516
CITIC Pacific Ltd.	102,000	304,650
CNOOC Ltd.	1,224,000	3,019,187
Country Garden Holdings Co. Ltd.	306,000	124,092
Dongfang Electric Corp. Ltd. Class H	20,400	67,102
Dongfeng Motor Group Co. Ltd. Class H	408,000	636,614
Evergrande Real Estate Group Ltd.	204,000	145,234
Fosun International Ltd.	663,000	523,223
Franshion Properties (China) Ltd.(c)	612,000	190,669
GCL Poly Energy Holdings Ltd.(a)	204,000	145,759
Geely Automobile Holdings Ltd.(c)	510,000	204,194
Golden Eagle Retail Group Ltd.	102,000	267,225
GOME Electrical Appliances Holdings Ltd.(a)(c)	719,320	258,369
Great Wall Motor Co. Ltd. Class H	124,500	223,111
Greentown China Holdings Ltd.	102,000	102,163
Guangzhou Automobile Group Co. Ltd. Class H	269,449	304,221
Guangzhou R&F Properties Co. Ltd. Class H	81,600	111,145
Hopson Development Holdings Ltd.(a)(c)	204,000	201,174
Huaneng Power International Inc. Class H	204,000	112,405
Industrial and Commercial Bank of China Ltd. Class H	3,094,285	2,617,212
Jiangxi Copper Co. Ltd. Class H	306,000	1,038,043
Kingboard Chemical Holdings Co. Ltd.	102,000	558,744
KWG Property Holdings Ltd.	51,000	36,834
Lenovo Group Ltd.(c)	816,000	474,834
Maanshan Iron & Steel Co. Ltd. Class H	816,000	429,662
Parkson Retail Group Ltd.(c)	153,000	234,791
PetroChina Co. Ltd. Class H	408,000	586,189
PICC Property and Casualty Co. Ltd. Class H(a)	204,000	262,104
Ping An Insurance (Group) Co. of China Ltd. Class H	156,000	1,696,045
Poly (Hong Kong) Investments Ltd.	209,226	167,271
Renhe Commercial Holdings Co. Ltd.	1,224,000	209,578
Shimao Property Holdings Ltd.	102,000	138,668
Shui On Land Ltd.	204,000	90,345
Sino-Ocean Land Holdings Ltd.(c)	306,000	173,729
Sinofert Holdings Ltd.(a)(c)	612,000	255,276
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,224,000	592,492
Soho China Ltd.(c)	204,000	176,224
Tencent Holdings Ltd.(c)	91,800	2,611,849
Want Want China Holdings Ltd.(c)	612,000	549,158
Yanzhou Coal Mining Co. Ltd. Class H	408,000	1,591,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Yuexiu Property Co. Ltd.(a)(c)	408,000	85,617
Zhuzhou CSR Times Electric Co. Ltd. Class H	102,000	403,793
Zijin Mining Group Co. Ltd. Class H	310,000	243,846

		39,448,914
COLOMBIA—0.11%
Bancolombia SA SP ADR	15,505	1,027,206

		1,027,206
CZECH REPUBLIC—0.33%
CEZ AS	29,682	1,703,148
Komercni Banka AS	5,610	1,480,538

		3,183,686
DENMARK—0.93%
Carlsberg A/S Class B	1,020	121,345
Coloplast A/S Class B	6,120	900,958
Danske Bank A/S(a)	36,924	888,823
Novo Nordisk A/S Class B	32,130	4,068,464
Novozymes A/S Class B	7,446	1,288,735
Pandora A/S	3,060	138,066
TrygVesta A/S	6,834	437,097
Vestas Wind Systems A/S(a)	11,016	391,844
William Demant Holding A/S(a)	7,548	704,849

		8,940,181
EGYPT—0.10%
Orascom Construction Industries Co. SP GDR(c)	12,704	520,864
Orascom Telecom Holding SAE SP GDR(a)(c)(d)	137,301	473,688

		994,552
FINLAND—0.66%
Fortum OYJ	19,482	672,295
Kone OYJ Class B	12,852	806,353
Metso OYJ	2,652	162,889
Neste Oil OYJ	25,500	483,490
Nokia OYJ	217,260	2,004,874
Nokian Renkaat OYJ	15,198	789,171
Rautaruukki OYJ	12,342	320,619
Sampo OYJ Class A	31,416	1,058,952
UPM-Kymmene OYJ	4,590	94,247

		6,392,890
FRANCE—6.91%
Accor SA	3,570	158,894
Aeroports de Paris	4,182	401,426
Alcatel-Lucent(a)	122,604	791,790
ALSTOM	4,284	285,341
ArcelorMittal	49,470	1,823,100
AXA	97,716	2,196,318
BNP Paribas	56,117	4,448,325
Bouygues SA	12,954	646,032
Cap Gemini SA	9,486	575,815
Carrefour SA	41,514	1,971,502
Casino Guichard-Perrachon SA	4,386	462,458
CNP Assurances SA	13,974	321,240
Compagnie de Saint-Gobain	32,753	2,266,105
Compagnie Generale de Geophysique-Veritas(a)	9,690	343,229
Compagnie Generale des Etablissements Michelin Class B	16,871	1,693,768
Credit Agricole SA	58,956	983,131
Danone SA	26,653	1,955,569

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Edenred SA(a)	5,202	161,608
Electricite de France	7,344	309,706
Essilor International SA	16,116	1,351,376
European Aeronautic Defence and Space Co. NV(a)	3,774	116,965
Eutelsat Communications	4,386	189,518
Fonciere des Regions	1,088	123,644
France Telecom SA	121,992	2,865,935
GDF Suez	78,744	3,227,280
Gecina SA	3,570	515,610
Groupe Eurotunnel SA	18,054	196,467
L’Air Liquide SA	16,019	2,373,727
L’Oreal SA	18,870	2,396,698
Legrand SA	26,316	1,203,678
LVMH Moet Hennessy Louis Vuitton SA	7,956	1,431,177
Neopost SA	4,896	467,928
Pernod Ricard SA	6,054	609,499
PPR SA	6,324	1,132,911
PSA Peugeot Citroen SA(a)	3,672	167,029
Publicis Groupe SA	14,076	798,990
Renault SA(a)	17,646	1,077,029
Sanofi-Aventis	59,058	4,678,826
Schneider Electric SA	7,242	1,281,787
SCOR SE	25,194	770,918
SES SA Class A FDR	9,888	260,096
Societe Generale	36,144	2,421,626
Sodexo	9,282	724,481
STMicroelectronics NV	24,174	285,948
Suez Environnement SA	10,914	251,948
Technip SA	7,650	864,381
Total SA	103,122	6,612,307
Unibail-Rodamco SE	1,836	430,238
Vallourec SA	10,200	1,274,024
Veolia Environnement	24,888	832,817
Vinci SA	29,784	1,992,859
Vivendi SA	64,566	2,029,314

		66,752,388
GERMANY—6.41%
Adidas AG	2,652	197,748
Allianz SE Registered	29,376	4,632,792
BASF SE	63,036	6,490,304
Bayer AG	31,562	2,779,087
Bayerische Motoren Werke AG	13,464	1,271,821
Celesio AG	10,200	247,723
Commerzbank AG(a)	60,588	386,520
Continental AG(a)	2,040	205,109
Daimler AG Registered	53,550	4,146,328
Deutsche Bank AG Registered	59,715	3,906,960
Deutsche Boerse AG	15,198	1,264,929
Deutsche Telekom AG Registered	218,484	3,635,263
E.ON AG	102,204	3,499,618
Fresenius Medical Care AG & Co. KGaA	17,850	1,405,149
Fresenius SE	5,814	611,214
GEA Group AG	35,292	1,292,749
HeidelbergCement AG	1,224	93,756
Hochtief AG	8,568	812,645
Infineon Technologies AG	11,424	129,894
K+S AG	15,944	1,292,247
Kabel Deutschland Holding AG(a)	8,262	517,206
Linde AG	15,708	2,833,814
MAN SE(a)	2,040	284,768
Merck KGaA	6,018	638,553

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

METRO AG	16,830	1,237,338
Muenchener Rueckversicherungs-Gesellschaft AG Registered	13,872	2,293,697
RWE AG(c)	25,602	1,673,347
Salzgitter AG	3,876	304,831
SAP AG	66,810	4,311,691
Siemens AG Registered	45,900	6,688,512
ThyssenKrupp AG	34,170	1,574,828
Volkswagen AG(a)	3,570	637,693
Wacker Chemie AG	2,754	683,560

		61,981,694
GREECE—0.03%
National Bank of Greece SA SP ADR	169,885	270,117

		270,117
HONG KONG—2.01%
AIA Group Ltd.(a)	102,000	343,388
Bank of East Asia Ltd. (The)	126,600	523,181
BOC Hong Kong (Holdings) Ltd.	408,000	1,281,631
Cathay Pacific Airways Ltd.	306,000	763,464
Cheung Kong (Holdings) Ltd.	102,000	1,604,666
Cheung Kong Infrastructure Holdings Ltd.	102,000	497,026
CLP Holdings Ltd.	102,000	839,101
Esprit Holdings Ltd.	103,580	430,717
Hang Seng Bank Ltd.	61,200	956,496
Henderson Land Development Co. Ltd.	102,000	697,938
Hong Kong and China Gas Co. Ltd. (The)	330,630	820,658
Hong Kong Exchanges and Clearing Ltd.	51,000	1,163,448
Hutchison Whampoa Ltd.	102,000	1,164,761
Li & Fung Ltd.	204,000	1,042,639
Link REIT (The)	51,000	160,532
MTR Corp. Ltd.	153,000	557,431
New World Development Co. Ltd.	204,000	357,701
Orient Overseas International Ltd.	102,000	778,696
Power Assets Holdings Ltd.	153,000	1,070,543
Shangri-La Asia Ltd.	218,666	609,470
SJM Holdings Ltd.	204,000	439,642
Sun Hung Kai Properties Ltd.	102,000	1,592,847
Swire Pacific Ltd. Class A	51,000	778,696
Wharf (Holdings) Ltd. (The)	111,000	811,679
Wynn Macau Ltd.	40,800	145,234

		19,431,585
HUNGARY—0.17%
MOL Hungarian Oil and Gas Nyrt(a)	6,018	840,271
OTP Bank Nyrt(a)	11,934	422,933
Richter Gedeon Nyrt	2,040	426,685

		1,689,889
INDIA—1.65%
Axis Bank Ltd. SP GDR(d)	46,869	1,391,541
Dr. Reddy’s Laboratories Ltd. SP ADR	19,278	756,469
HDFC Bank Ltd. SP ADR	14,931	2,569,625
ICICI Bank Ltd. SP ADR	51,736	2,607,494
Infosys Technologies Ltd. SP ADR	44,205	2,881,282
Larsen & Toubro Ltd. SP GDR(d)	34,764	1,297,045
Mahindra & Mahindra Ltd. SP GDR	14,484	254,918
Ranbaxy Laboratories Ltd. SP GDR(d)	10,098	103,505
Reliance Industries Ltd. SP GDR(e)	38,577	1,697,002

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

State Bank of India SP GDR	1,632	223,584
Sterlite Industries (India) Ltd. SP ADR	18,870	308,525
Tata Motors Ltd. SP ADR	21,887	600,579
Wipro Ltd. SP ADR(c)	92,051	1,267,542

		15,959,111
INDONESIA—0.74%
PT Astra International Tbk	51,000	334,382
PT Bank Central Asia Tbk	1,530,000	1,322,046
PT Bank Mandiri Tbk	1,642,242	1,371,092
PT Bank Rakyat Indonesia Tbk	1,326,000	998,681
PT Bumi Resources Tbk	722,000	288,749
PT Charoen Pokphand Indonesia Tbk	204,000	45,974
PT Indosat Tbk	310,422	193,923
PT Kalbe Farma Tbk	357,000	149,028
PT Perusahaan Gas Negara Tbk	1,581,000	738,440
PT Semen Gresik (Persero) Tbk	459,000	509,166
PT Telekomunikasi Indonesia Tbk	918,000	825,385
PT United Tractors Tbk	153,000	415,373

		7,192,239
IRELAND—0.22%
Anglo Irish Bank Corp. Ltd.(a)(b)	64,486	10
CRH PLC	35,224	875,327
Elan Corp. PLC(a)	43,350	345,367
Kerry Group PLC Class A	20,910	868,618

		2,089,322
ISRAEL—0.48%
Delek Group Ltd. (The)	3,060	815,637
Elbit Systems Ltd.	15,096	856,739
Israel Chemicals Ltd.	7,038	124,507
Israel Corp. Ltd. (The)	102	126,705
Israel Discount Bank Ltd. Class A(a)(c)	265,727	561,584
Makhteshim-Agan Industries Ltd.(a)	20,502	110,695
NICE Systems Ltd.(a)	3,570	135,637
Teva Pharmaceutical Industries Ltd.	40,800	1,902,547

		4,634,051
ITALY—1.82%
Assicurazioni Generali SpA	77,727	1,865,810
Banco Popolare SpA	35,700	106,035
Enel SpA	234,523	1,674,975
Eni SpA	168,096	4,501,440
Exor SpA	26,322	950,900
Fiat Industrial SpA(a)	62,955	936,802
Fiat SpA	62,955	672,947
Intesa Sanpaolo SpA	470,140	1,563,795
Luxottica Group SpA	12,139	401,430
Mediobanca SpA	73,815	842,147
Saipem SpA	14,790	841,054
Telecom Italia SpA	633,996	956,587
Tenaris SA	21,360	539,676
UniCredit SpA	590,934	1,523,722
Unione di Banche Italiane ScpA	20,706	185,852

		17,563,172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

JAPAN—13.30%
77 Bank Ltd. (The)	204,000	937,787
Advantest Corp.	10,200	200,757
AEON Co. Ltd.	40,800	489,761
AEON Credit Service Co. Ltd.	10,200	137,777
AEON Mall Co. Ltd.	10,200	242,366
Aisin Seiki Co. Ltd.	20,400	716,288
All Nippon Airways Co. Ltd.	102,000	297,930
Amada Co. Ltd.	102,000	813,335
Asahi Breweries Ltd.	40,800	760,789
Asahi Glass Co. Ltd.	102,000	1,289,771
Asahi Kasei Corp.	102,000	696,426
Astellas Pharma Inc.	30,600	1,165,319
Bridgestone Corp.	51,000	1,112,522
Canon Inc.	40,800	1,910,772
Canon Marketing Japan Inc.	20,400	225,521
Casio Computer Co. Ltd.	53,600	424,097
Chubu Electric Power Co. Inc.	20,400	445,763
Chugai Pharmaceutical Co. Ltd.	40,800	671,284
Chugoku Electric Power Co. Inc. (The)	10,200	180,266
Citizen Holdings Co. Ltd.	51,000	306,729
Coca-Cola West Co. Ltd.	30,600	630,932
Cosmo Oil Co. Ltd.	204,000	666,256
Credit Saison Co. Ltd.	20,400	340,168
Dai-ichi Life Insurance Co. Ltd. (The)	204	334,888
Daido Steel Co. Ltd.	102,000	579,517
Daiichi Sankyo Co. Ltd.	51,000	996,241
Daikin Industries Ltd.	20,400	645,137
Dainippon Sumitomo Pharma Co. Ltd.	51,000	486,493
Daiwa Securities Group Inc.	102,000	437,466
Dena Co. Ltd.	10,200	380,269
Denso Corp.	51,000	1,700,838
East Japan Railway Co.	10,200	562,546
Eisai Co. Ltd.	20,400	739,167
Fanuc Ltd.	10,200	1,690,781
FUJIFILM Holdings Corp.	30,600	946,586
Fujitsu Ltd.	102,000	579,517
Gree Inc.	10,200	207,419
Gunma Bank Ltd. (The)	204,000	1,098,694
Hachijuni Bank Ltd. (The)	204,000	1,211,831
Hino Motors Ltd.	102,000	478,950
Hitachi Construction Machinery Co. Ltd.	20,400	494,286
Hitachi High-Technologies Corp.	10,200	212,573
Hitachi Ltd.	102,000	550,604
Honda Motor Co. Ltd.	81,600	3,208,085
Hoya Corp.	40,800	871,412
IBIDEN Co. Ltd.	10,200	342,808
Idemitsu Kosan Co. Ltd.	10,200	1,192,975
IHI Corp.	306,000	769,337
Isuzu Motors Ltd.	102,000	434,952
ITO EN Ltd.	40,800	719,556
ITOCHU Corp.	153,000	1,582,043
Japan Petroleum Exploration Co. Ltd.	10,200	496,549
Japan Prime Realty Investment Corp.	306	866,635
Japan Retail Fund Investment Corp.	408	658,211
Japan Tobacco Inc.	102	394,725
JFE Holdings Inc.	20,400	554,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

JSR Corp.	20,400	423,638
JTEKT Corp.	30,600	395,228
JX Holdings Inc.	102,000	706,483
Kansai Electric Power Co. Inc. (The)	40,800	855,825
Kawasaki Heavy Industries Ltd.	204,000	837,220
Kawasaki Kisen Kaisha Ltd.	102,000	339,413
Keio Corp.	204,000	1,141,435
Kobe Steel Ltd.	306,000	750,481
Komatsu Ltd.	20,600	721,025
Konica Minolta Holdings Inc.	51,000	446,894
Kubota Corp.	102,000	967,957
Kuraray Co. Ltd.	51,000	739,795
Kurita Water Industries Ltd.	20,400	593,345
Kyocera Corp.	10,200	1,117,550
Mabuchi Motor Co. Ltd.	10,200	502,206
Marubeni Corp.	204,000	1,473,305
Mazda Motor Corp.(a)	102,000	232,561
Meiji Holdings Co. Ltd.	10,795	460,324
Minebea Co. Ltd.	102,000	548,090
Mitsubishi Chemical Holdings Corp.	102,000	687,626
Mitsubishi Corp.	91,800	2,465,272
Mitsubishi Electric Corp.	102,000	1,120,064
Mitsubishi Estate Co. Ltd.	102,000	1,769,978
Mitsubishi Gas Chemical Co. Inc.	102,000	790,707
Mitsubishi Heavy Industries Ltd.	204,000	967,957
Mitsubishi Motors Corp.(a)	204,000	248,903
Mitsubishi UFJ Financial Group Inc.	714,000	3,405,447
Mitsui & Co. Ltd.	20,400	360,030
Mitsui Chemicals Inc.	102,000	373,355
Mitsui O.S.K. Lines Ltd.	102,000	565,689
Mitsumi Electric Co. Ltd.	20,400	260,217
Mizuho Financial Group Inc.	847,000	1,336,160
Murata Manufacturing Co. Ltd.	20,400	1,470,791
Namco Bandai Holdings Inc.	10,200	112,132
NEC Corp.(a)	170,000	354,079
Nidec Corp.	10,200	884,989
Nikon Corp.	10,200	212,573
Nintendo Co. Ltd.	10,200	2,409,835
Nippon Steel Corp.	204,000	633,572
Nippon Telegraph and Telephone Corp.	30,600	1,412,337
Nishi-Nippon City Bank Ltd. (The)	204,000	573,231
Nissan Motor Co. Ltd.	102,000	972,985
Nisshin Seifun Group Inc.	102,000	1,268,400
Nisshin Steel Co. Ltd.	204,000	402,268
Nitto Denko Corp.	10,200	541,176
Nomura Holdings Inc.	204,000	1,035,839
Nomura Real Estate Holdings Inc.	10,200	155,879
NSK Ltd.	102,000	900,074
NTN Corp.	102,000	486,493
NTT DoCoMo Inc.	714	1,313,781
NTT Urban Development Corp.	102	83,973
Omron Corp.	30,600	836,088
Ono Pharmaceutical Co. Ltd.	10,200	517,291
ORIX Corp.	8,160	795,484
Panasonic Corp.	102,000	1,254,572
Rakuten Inc.	204	187,557
Resona Holdings Inc.	91,800	432,186
Ricoh Co. Ltd.	102,000	1,118,807
Santen Pharmaceutical Co. Ltd.	30,600	1,178,519

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Secom Co. Ltd.	10,200	504,720
Seiko Epson Corp.	20,400	354,750
Seven & I Holdings Co. Ltd.	51,000	1,271,543
Sharp Corp.	102,000	931,501
Shin-Etsu Chemical Co. Ltd.	30,600	1,583,929
Showa Shell Sekiyu K.K.	51,000	553,118
SMC Corp.	10,200	1,854,203
SoftBank Corp.	61,200	2,556,914
Sony Corp.	61,200	1,704,609
Stanley Electric Co. Ltd.	20,400	341,173
Sumitomo Chemical Co. Ltd.	102,000	540,547
Sumitomo Corp.	112,200	1,530,754
Sumitomo Heavy Industries Ltd.	102,000	663,742
Sumitomo Metal Industries Ltd.	204,000	427,409
Sumitomo Mitsui Financial Group Inc.	71,400	2,195,502
Sumitomo Rubber Industries Inc.	10,200	113,766
Taiyo Nippon Sanso Corp.	102,000	819,620
Takeda Pharmaceutical Co. Ltd.	40,800	1,971,112
TDK Corp.	10,200	522,948
Terumo Corp.	10,200	565,689
THK Co. Ltd.	30,600	775,748
Tokio Marine Holdings Inc.	30,600	848,156
Tokyo Electric Power Co. Inc. (The)	61,200	320,557
Tokyo Electron Ltd.	10,200	586,431
Tokyo Tatemono Co. Ltd.	102,000	365,812
Tokyu Land Corp.	102,000	437,466
TonenGeneral Sekiyu K.K.	102,000	1,262,115
Toray Industries Inc.	102,000	747,967
Toshiba Corp.	204,000	1,073,552
Toyo Seikan Kaisha Ltd.	40,800	688,381
Toyota Industries Corp.	20,400	615,972
Toyota Motor Corp.	163,200	6,496,623
Toyota Tsusho Corp.	20,400	337,151
Ube Industries Ltd.	204,000	646,142
Ushio Inc.	20,400	412,827
USS Co. Ltd.	5,100	390,325
Yahoo! Japan Corp.	1,020	371,972
Yamada Denki Co. Ltd.	2,040	141,297
Yamaha Motor Co. Ltd.(a)	20,400	386,428
Yokogawa Electric Corp.(a)	51,000	411,067

		128,560,963
MEXICO—1.16%
America Movil SAB de CV Series L	1,142,400	3,268,104
Cemex SAB de CV CPO(a)	705,300	610,379
Compartamos SAB de CV(a)	77,800	144,846
Fomento Economico Mexicano SAB de CV BD Units	255,000	1,602,042
Grupo Financiero Banorte SAB de CV Series O	142,800	717,839
Grupo Mexico SAB de CV Series B	267,488	924,564
Grupo Modelo SAB de CV Series C	142,800	891,324
Grupo Televisa SA CPO(a)	30,600	144,642
Kimberly-Clark de Mexico SAB de CV Series A	132,600	819,034
Wal-Mart de Mexico SAB de CV Series V	683,400	2,136,958

		11,259,732
NETHERLANDS—1.68%
AEGON NV(a)	128,010	1,018,138
Akzo Nobel NV	22,848	1,777,574
ASML Holding NV	25,566	1,060,325
Heineken NV	12,240	733,907

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

ING Groep NV CVA(a)	230,152	3,038,937
Koninklijke Ahold NV	86,700	1,219,266
Koninklijke DSM NV	20,400	1,408,857
Koninklijke KPN NV	108,018	1,717,138
Koninklijke Philips Electronics NV	62,730	1,863,186
TNT NV	13,986	344,963
Unilever NV CVA	61,914	2,041,032

		16,223,323
NEW ZEALAND—0.06%
Auckland International Airport Ltd.	74,154	132,924
Fletcher Building Ltd.	34,782	258,099
Telecom Corp. of New Zealand Ltd.	107,814	189,343

		580,366
NORWAY—0.51%
Aker Solutions ASA(a)	13,668	330,283
DnB NOR ASA	40,596	660,967
Norsk Hydro ASA	15,606	138,513
Orkla ASA	8,772	88,992
Renewable Energy Corp. ASA(a)	20,557	72,669
Seadrill Ltd.	12,546	445,176
Statoil ASA	58,509	1,714,267
Subsea 7 SA	15,402	405,699
Telenor ASA	27,097	468,853
Yara International ASA	10,710	628,202

		4,953,621
PERU—0.13%
Compania de Minas Buenaventura SA SP ADR	15,402	641,802
Credicorp Ltd.	5,100	492,252
Southern Copper Corp.	2,244	84,060

		1,218,114
PHILIPPINE ISLANDS—0.31%
Bank of the Philippine Islands	979,228	1,344,980
Jollibee Foods Corp.	142,800	315,221
Metropolitan Bank & Trust Co.(a)	699,063	1,121,015
Philippine Long Distance Telephone Co.	3,060	177,696

		2,958,912
POLAND—0.28%
Bank Millennium SA(a)	54,876	112,609
Bank Pekao SA	1,938	127,202
BRE Bank SA(a)	918	119,814
Cyfrowy Polsat SA	51,868	317,547
Getin Holding SA(a)	22,335	125,619
Globe Trade Centre SA(a)	38,148	297,874
Kernel Holding SA(a)	9,690	263,176
PBG SA	1,428	88,341
Powszechna Kasa Oszczednosci Bank Polski SA	24,480	422,005
Tauron Polska Energia SA(a)	135,150	316,081
TVN SA	73,644	488,367

		2,678,635
PORTUGAL—0.24%
Banco Comercial Portugues SA Registered(a)(c)	1,134,954	907,578
Banco Espirito Santo SA Registered	16,626	70,151
BRISA - Auto-estradas de Portugal SA(a)	25,500	170,886
CIMPOR - Cimentos de Portugal SGPS SA	53,958	373,443
Galp Energia SGPS SA Class B	5,814	130,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Jeronimo Martins SGPS SA	21,012	345,401
Portugal Telecom SGPS SA Registered	29,886	365,441

		2,363,191
RUSSIA—1.72%
Gazprom OAO SP ADR	283,566	4,783,758
LUKOIL OAO SP ADR	43,094	3,003,652
Magnit OJSC SP GDR(d)	16,014	448,392
Mechel OAO SP ADR	9,078	259,359
MMC Norilsk Nickel OJSC SP ADR	36,462	1,006,351
Mobile TeleSystems OJSC SP ADR	16,830	355,955
NovaTek OAO SP GDR(d)	11,118	1,562,079
Novolipetsk Steel OJSC SP GDR(d)	6,324	241,324
Polymetal OJSC SP GDR(a)(d)	6,528	124,946
Polyus Gold OJSC SP ADR	4,849	176,746
Rosneft Oil Co. OJSC SP GDR(d)	20,196	180,249
RusHydro OJSC SP ADR(a)	54,540	283,335
Sberbank of Russia GDR(c)(d)	3,276	1,308,629
Sistema JSFC SP GDR(d)	15,504	437,058
Surgutneftegas OJSC SP ADR	137,603	1,448,960
Tatneft OAO SP ADR	5,202	234,558
TMK OAO SP GDR(a)(d)	18,156	372,016
Uralkali OJSC SP GDR(d)	6,426	269,699
Wimm-Bill-Dann Foods OJSC SP ADR(a)	2,958	104,388

		16,601,454
SINGAPORE—1.37%
CapitaLand Ltd.(a)	124,500	346,328
COSCO Corp. (Singapore) Ltd.(c)	204,000	370,530
DBS Group Holdings Ltd.	102,500	1,256,249
Genting Singapore PLC(a)	306,000	543,277
Hutchison Port Holdings Trust(a)	204,000	187,680
Keppel Corp. Ltd.	112,200	1,092,395
Neptune Orient Lines Ltd.	417,250	641,792
Noble Group Ltd.(c)	540,199	985,595
Oversea-Chinese Banking Corp. Ltd.	306,000	2,390,918
SembCorp Marine Ltd.	204,000	946,353
Singapore Airlines Ltd.	102,000	1,175,013
Singapore Exchange Ltd.	102,000	650,931
Singapore Telecommunications Ltd.	408,000	1,041,489
United Overseas Bank Ltd.	102,000	1,637,341

		13,265,891
SOUTH AFRICA—1.81%
African Bank Investments Ltd.	222,564	1,294,055
Anglo Platinum Ltd.	7,372	746,466
AngloGold Ashanti Ltd.	24,276	1,226,404
ArcelorMittal South Africa Ltd.	27,442	374,103
Aspen Pharmacare Holdings Ltd.(a)	43,146	530,548
FirstRand Ltd.	332,928	1,044,191
Foschini Group Ltd. (The)	9,792	134,679
Gold Fields Ltd.	63,444	1,129,571
Growthpoint Properties Ltd.	384,744	1,064,191
Harmony Gold Mining Co. Ltd.	52,122	784,536
Impala Platinum Holdings Ltd.	37,740	1,174,677
Imperial Holdings Ltd.	7,752	138,854
Kumba Iron Ore Ltd.	17,136	1,248,728
MMI Holdings Ltd.	54,270	140,058
MTN Group Ltd.	30,294	671,396
Naspers Ltd. Class N	13,668	819,599
Northam Platinum Ltd.(c)	77,622	510,237

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Pretoria Portland Cement Co. Ltd.	16,932	64,261
Redefine Properties Ltd.	859,656	1,021,846
RMB Holdings Ltd.	37,434	160,995
RMI Holdings	37,434	67,398
Sappi Ltd.(a)	22,338	121,402
Sasol Ltd.	47,634	2,740,662
Truworths International Ltd.	12,036	138,811
Woolworths Holdings Ltd.	29,784	135,419

		17,483,087
SOUTH KOREA—2.61%
KB Financial Group Inc. SP ADR	49,353	2,630,021
Korea Electric Power Corp. SP ADR(a)	162,488	1,966,105
KT Corp. SP ADR	85,633	1,738,350
LG Display Co. Ltd. SP ADR	96,238	1,714,961
POSCO SP ADR	27,055	2,984,167
Samsung Electronics Co. Ltd. SP GDR(c)(d)	20,000	8,310,000
Shinhan Financial Group Co. Ltd. SP ADR	38,933	3,777,280
SK Telecom Co. Ltd. SP ADR	110,986	2,106,514

		25,227,398
SPAIN—2.70%
Abertis Infraestructuras SA	19,456	461,694
Acciona SA	4,182	487,295
Acerinox SA	7,548	151,904
Actividades de Construcciones y Servicios SA	18,363	925,320
Banco Bilbao Vizcaya Argentaria SA	234,396	3,011,515
Banco Popular Espanol SA	51,949	311,986
Banco Santander SA	465,748	5,957,663
Banco Santander SA London	1,516	19,338
Ferrovial SA	39,388	544,215
Fomento de Construcciones y Contratas SA(c)	4,590	156,147
Gas Natural SDG SA	3,264	67,213
Iberdrola SA	222,258	2,067,483
Indra Sistemas SA(c)	20,196	459,030
Industria de Diseno Textil SA	22,542	2,024,658
Repsol YPF SA	53,652	1,919,111
Telefonica SA	251,940	6,784,075
Zardoya Otis SA	43,691	745,430

		26,094,077
SWEDEN—2.39%
Alfa Laval AB	57,120	1,282,201
Assa Abloy AB Class B(a)	31,620	951,632
Electrolux AB Class B	33,354	850,534
Getinge AB Class B	27,760	739,665
Hennes & Mauritz AB Class B	74,460	2,637,490
Hexagon AB Class B	6,018	154,658
Husqvarna AB Class B(a)	77,418	610,363
Investor AB Class B	81,498	2,034,949
Millicom International Cellular SA SDR	4,518	490,598
Modern Times Group MTG AB Class B	2,110	162,081
Nordea Bank AB	222,467	2,544,895
Sandvik AB	103,836	2,208,544
Scania AB Class B	64,362	1,676,483
Securitas AB Class B	41,515	521,400
Skandinaviska Enskilda Banken AB Class A	27,540	265,467
Skanska AB Class B	45,594	981,866
SSAB AB Class A	16,014	286,942
Svenska Handelsbanken AB Class A	19,074	663,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Swedbank AB Class A	7,956	151,269
Tele2 AB Class B	25,602	644,361
Telefonaktiebolaget LM Ericsson Class B	89,760	1,366,340
TeliaSonera AB	155,040	1,269,150
Volvo AB Class B	29,988	590,068

		23,084,562
SWITZERLAND—5.00%
ABB Ltd. Registered(a)	168,606	4,636,204
Actelion Ltd. Registered(a)	1,938	113,698
Adecco SA Registered	1,530	108,789
Compagnie Financiere Richemont SA Class A Bearer	26,864	1,729,170
Credit Suisse Group AG Registered	57,816	2,617,015
Geberit AG Registered	714	166,486
Givaudan SA Registered(a)	90	99,695
Holcim Ltd. Registered	5,100	442,202
Julius Baer Group Ltd.(a)	2,610	121,476
Kuehne & Nagel International AG Registered	8,670	1,379,693
Logitech International SA Registered(a)	16,932	233,572
Nestle SA Registered	191,916	11,866,992
Novartis AG Registered	125,460	7,418,240
Roche Holding AG Genusschein	39,168	6,327,676
SGS SA Registered	102	201,663
Swatch Group AG (The) Bearer	408	199,901
Swiss Life Holding AG Registered(a)	1,836	333,607
Swiss Reinsurance Co. Registered(a)	16,206	961,966
Syngenta AG Registered	6,018	2,121,147
Synthes Inc.(d)	3,162	542,504
Transocean Ltd.(a)	11,118	811,654
UBS AG Registered(a)	207,534	4,131,801
Zurich Financial Services AG Registered(a)	6,434	1,800,290

		48,365,441
TAIWAN—2.14%
Advanced Semiconductor Engineering Inc. SP ADR(c)	276,568	1,631,751
AU Optronics Corp. SP ADR(a)	175,009	1,417,573
Chunghwa Telecom Co. Ltd. SP ADR	169,970	5,362,554
Hon Hai Precision Industry Co. Ltd. SP GDR(d)	458,189	3,500,564
Siliconware Precision Industries Co. Ltd. SP ADR	220,830	1,497,227
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	425,369	5,742,481
United Microelectronics Corp. SP ADR(c)	553,263	1,571,267

		20,723,417
THAILAND—0.62%
Bangkok Bank PCL NVDR	136,040	774,767
Banpu PCL NVDR	10,200	254,915
BEC World PCL NVDR	591,600	683,759
Charoen Pokphand Foods PCL NVDR	795,600	786,271
CP All PCL NVDR	448,800	650,271
Glow Energy PCL NVDR	122,400	187,598
Indorama Ventures PCL NVDR	225,288	401,896
Kasikornbank PCL NVDR	194,840	825,704
PTT Aromatics & Refining PCL NVDR	153,000	211,432
PTT Chemical PCL NVDR	61,200	328,040
PTT Exploration & Production PCL NVDR	30,600	189,648
PTT PCL NVDR	20,400	256,281
Siam Cement PCL NVDR	10,200	128,141

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Siam Commercial Bank PCL NVDR	30,600	118,915
Thai Oil PCL NVDR	71,400	202,121

		5,999,759
TURKEY—0.46%
Akbank TAS	47,754	248,334
Anadolu Efes Biracilik ve Malt Sanayii AS	26,520	408,497
Arcelik AS	60,240	342,608
Asya Katilim Bankasi AS	27,918	55,316
BIM Birlesik Magazalar AS	10,200	355,857
Coca-Cola Icecek AS	19,992	301,364
Enka Insaat ve Sanayi AS	14,586	63,945
Haci Omer Sabanci Holding AS	15,300	81,981
KOC Holding AS	19,176	103,255
Turk Hava Yollari Anonim Ortakligi(a)	51,408	151,942
Turk Telekomunikasyon AS	43,860	228,662
Turkiye Garanti Bankasi AS	93,342	484,175
Turkiye Halk Bankasi AS	11,118	96,239
Turkiye Is Bankasi AS	40,420	143,146
Turkiye Petrol Rafinerileri AS	37,130	1,207,400
Turkiye Vakiflar Bankasi TAO	25,962	69,043
Yapi ve Kredi Bankasi AS(a)	41,830	131,893

		4,473,657
UNITED KINGDOM—14.73%
3i Group PLC	148,818	695,267
AMEC PLC	38,046	761,506
Anglo American PLC	87,414	4,549,760
AstraZeneca PLC	79,254	3,952,534
Aviva PLC	195,611	1,457,772
BAE Systems PLC	31,212	170,705
Barclays PLC	625,770	2,946,517
BG Group PLC	202,164	5,170,957
BHP Billiton PLC	138,312	5,823,962
BP PLC	999,294	7,709,660
British American Tobacco PLC	109,548	4,770,837
British Land Co. PLC	44,282	443,531
British Sky Broadcasting Group PLC	27,336	383,911
BT Group PLC	578,340	1,888,771
Bunzl PLC	84,456	1,048,061
Burberry Group PLC	16,014	345,902
Capita Group PLC	73,134	897,802
Carnival PLC	12,240	493,040
Centrica PLC	283,077	1,515,157
Compass Group PLC	149,532	1,457,813
Diageo PLC	191,658	3,893,656
Experian PLC	89,352	1,201,965
G4S PLC	120,462	554,954
GlaxoSmithKline PLC	290,802	6,332,243
Home Retail Group PLC	81,906	300,417
HSBC Holdings PLC	962,778	10,524,849
ICAP PLC	78,642	680,122
Imperial Tobacco Group PLC	76,603	2,692,115
InterContinental Hotels Group PLC	33,558	733,807
International Power PLC	91,800	506,208
Invensys PLC	117,198	665,807
ITV PLC(a)	78,336	99,367
J Sainsbury PLC	121,074	703,376
Johnson Matthey PLC	33,048	1,104,103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Kingfisher PLC	197,064	902,263
Land Securities Group PLC	41,926	548,955
Legal & General Group PLC	567,018	1,161,391
Lloyds Banking Group PLC(a)	1,940,550	1,917,770
London Stock Exchange Group PLC	43,554	633,109
Man Group PLC	136,374	567,980
Marks & Spencer Group PLC	131,070	848,239
National Grid PLC	252,802	2,589,001
Next PLC	18,360	685,050
Old Mutual PLC	373,116	865,052
Pearson PLC	11,322	217,361
Petrofac Ltd.	7,446	187,535
Prudential PLC	167,688	2,162,045
Reckitt Benckiser Group PLC	40,290	2,233,786
Reed Elsevier PLC	34,578	305,674
Rexam PLC	177,480	1,156,285
Rio Tinto PLC	89,250	6,490,498
Royal Bank of Scotland Group PLC(a)	1,007,046	696,573
Royal Dutch Shell PLC Class A	163,541	6,335,278
Royal Dutch Shell PLC Class B	111,690	4,335,049
SABMiller PLC	49,368	1,839,963
Sage Group PLC (The)	119,646	568,756
Scottish & Southern Energy PLC	57,732	1,307,675
Serco Group PLC	62,934	593,610
Shire PLC	32,946	1,016,618
Smith & Nephew PLC	73,440	805,400
Standard Chartered PLC	118,454	3,277,777
Standard Life PLC	141,984	535,455
Tesco PLC	475,626	3,201,446
Tullow Oil PLC	70,890	1,694,394
Unilever PLC	39,372	1,275,322
United Utilities Group PLC	28,152	296,528
Vodafone Group PLC	2,958,612	8,468,151
Wm Morrison Supermarkets PLC	130,050	639,471
Wolseley PLC	26,648	963,623
WPP PLC	80,784	1,053,022
Xstrata PLC	138,419	3,512,779

		142,365,338

TOTAL COMMON STOCKS
(Cost: $814,927,428)		938,335,278

PREFERRED STOCKS—2.36%

BRAZIL—1.87%
Banco Bradesco SA SP ADR	173,381	3,507,498
Brasil Telecom SA SP ADR	3,215	90,663
Centrais Eletricas Brasileiras SA Class B SP ADR	10,404	194,971
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	10,133	460,646
Companhia de Bebidas das Americas SP ADR	51,510	1,678,196
Companhia Energetica de Minas Gerais SP ADR	33,117	691,152
Companhia Paranaense de Energia Class B SP ADR	20,377	561,794
Gerdau SA SP ADR	10,200	123,216
Petroleo Brasileiro SA SP ADR	133,154	4,443,349
Tele Norte Leste Participacoes SA SP ADR	13,362	227,822
TIM Participacoes SA SP ADR	23,363	1,102,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

Vale SA Class A SP ADR	138,108	4,129,429
Vivo Participacoes SA SP ADR	20,221	845,440

		18,056,442
GERMANY – 0.40%
Henkel AG & Co. KGaA	17,340	1,182,864
Porsche Automobil Holding SE	10,888	790,388
ProSiebenSat.1 Media AG	10,098	289,665
RWE AG NVS	4,590	279,778
Volkswagen AG	6,834	1,348,477

		3,891,172
ITALY—0.09%
Intesa Sanpaolo SpA RNC	71,625	205,725
Telecom Italia SpA RNC	527,646	682,615

		888,340

TOTAL PREFERRED STOCKS
(Cost: $19,508,155)		22,835,954

RIGHTS—0.01%

PORTUGAL—0.01%
Banco Comercial Portugues SA(a)(c)	1,134,954	38,728

		38,728

TOTAL RIGHTS
(Cost: $57,355)		38,728

SHORT-TERM INVESTMENTS—1.29%

MONEY MARKET FUNDS—1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(f)(g)(h)	11,214,348	11,214,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(f)(g)(h)	1,158,272	1,158,272
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(f)(g)	115,214	115,214

		12,487,834

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,487,834)		12,487,834

TOTAL INVESTMENTS IN SECURITIES—100.73%
(Cost: $846,980,772)		973,697,794
Other Assets, Less Liabilities—(0.73)%		(7,063,540)

NET ASSETS—100.00%		$966,634,254

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
GDR	- Global Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2011

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—96.00%

AUSTRALIA—2.05%
Billabong International Ltd.	1,461	$10,792
Crown Ltd.	3,135	28,922
Fairfax Media Ltd.(a)	13,359	19,298
Harvey Norman Holdings Ltd.	3,732	10,945
Tabcorp Holdings Ltd.	5,181	43,261
Tatts Group Ltd.	10,695	27,153

		140,371
BRAZIL—1.36%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	6,000	64,740
Gafisa SA SP ADR(b)	1,821	22,508
Rossi Residencial SA SP GDR	1,200	5,580

		92,828
CANADA—3.46%
Canadian Tire Corp. Ltd. Class A	339	21,544
Gildan Activewear Inc.	510	18,941
Magna International Inc. Class A	1,011	51,804
Shaw Communications Inc. Class B	1,602	33,733
Thomson Reuters Corp.	1,470	59,429
Tim Hortons Inc.	864	41,914
Yellow Media Inc.	1,728	8,669

		236,034
CHINA—3.27%
Anta Sports Products Ltd.(a)	3,000	4,851
Belle International Holdings Ltd.(a)	21,000	40,986
Bosideng International Holdings Ltd.	12,000	3,800
Brilliance China Automotive Holdings Ltd.(b)	18,000	17,519
BYD Co. Ltd. Class H(b)	1,500	5,426
China Travel International Investment Hong Kong Ltd.(a)(b)	30,000	6,141
Dongfeng Motor Group Co. Ltd. Class H	18,000	28,086
Geely Automobile Holdings Ltd.	30,000	12,011
Golden Eagle Retail Group Ltd.	6,000	15,719
GOME Electrical Appliances Holdings Ltd.(b)	57,000	20,474
Great Wall Motor Co. Ltd. Class H	15,000	26,881
Guangzhou Automobile Group Co. Ltd. Class H	13,272	14,985
Hengdeli Holdings Ltd.	8,000	4,789
Parkson Retail Group Ltd.(a)	9,000	13,811
Skyworth Digital Holdings Ltd.	12,000	7,647

		223,126
DENMARK—0.11%
Pandora A/S	174	7,851

		7,851
FINLAND—0.43%
Nokian Renkaat OYJ	561	29,131

		29,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2011

FRANCE—11.96%
Accor SA	726	32,313
Christian Dior SA	279	44,849
Compagnie Generale des Etablissements Michelin Class B	798	80,115
Eutelsat Communications	459	19,833
JCDecaux SA(b)	240	8,400
Lagardere SCA	433	19,044
LVMH Moet Hennessy Louis Vuitton SA	1,071	192,658
M6-Metropole Television	126	3,351
PagesJaunes Groupe SA	279	2,914
PPR SA	330	59,118
PSA Peugeot Citroen SA(b)	750	34,115
Publicis Groupe SA	549	31,163
Renault SA(b)	882	53,833
SES SA Class A FDR	1,353	35,590
Societe Television Francaise 1	399	7,500
Sodexo	447	34,889
Vivendi SA	5,005	157,307

		816,992
GERMANY—9.34%
Adidas AG	1,002	74,715
Axel Springer AG	16	2,626
Bayerische Motoren Werke AG	1,587	149,909
Continental AG(b)	282	28,353
Daimler AG Registered	4,044	313,123
Kabel Deutschland Holding AG(b)	345	21,597
Puma AG	27	9,013
TUI AG(b)	903	11,532
Volkswagen AG(b)	150	26,794

		637,662
HONG KONG—3.42%
Esprit Holdings Ltd.	5,400	22,455
Li & Fung Ltd.	12,000	61,332
Lifestyle International Holdings Ltd.	4,500	12,861
Sands China Ltd.(b)	13,200	37,046
Shangri-La Asia Ltd.	12,666	35,303
SJM Holdings Ltd.	9,000	19,396
Wynn Macau Ltd.	8,400	29,901
Yue Yuen Industrial (Holdings) Ltd.(a)	4,500	15,555

		233,849
INDIA—1.16%
Mahindra & Mahindra Ltd. SP GDR	4,500	79,200

		79,200
INDONESIA—1.15%
PT Astra International Tbk	12,000	78,678

		78,678
ITALY—1.73%
Autogrill SpA(b)	996	14,296
Fiat SpA	4,359	46,595
Luxottica Group SpA	687	22,719
Mediaset SpA	2,763	18,430
Pirelli & C. SpA	1,557	16,227

		118,267

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2011

JAPAN—29.59%
Aisin Seiki Co. Ltd.	900	31,601
Benesse Holdings Inc.	300	12,460
Bridgestone Corp.	3,300	71,987
Canon Marketing Japan Inc.	300	3,317
Casio Computer Co. Ltd.	1,200	9,495
Daihatsu Motor Co. Ltd.	2,000	32,068
Dena Co. Ltd.	300	11,184
Denso Corp.	2,400	80,039
Dentsu Inc.	600	15,884
Fast Retailing Co. Ltd.	300	46,993
Fuji Heavy Industries Ltd.	3,000	22,258
Fuji Media Holdings Inc.	3	3,982
Hakuhodo DY Holdings Inc.	60	3,113
Honda Motor Co. Ltd.	7,200	283,066
Isetan Mitsukoshi Holdings Ltd.	1,800	17,303
Isuzu Motors Ltd.	6,000	25,585
J. Front Retailing Co. Ltd.	3,000	12,904
Jupiter Telecommunications Co. Ltd.	9	9,661
Marui Group Co. Ltd.	1,200	8,252
Mazda Motor Corp.(b)	10,000	22,800
McDonald’s Holdings Co. (Japan) Ltd.	600	15,337
Mitsubishi Motors Corp.(b)	21,000	25,622
Namco Bandai Holdings Inc.	900	9,894
Nikon Corp.	1,500	31,261
Nissan Motor Co. Ltd.	11,700	111,607
Nitori Holdings Co. Ltd.	150	12,922
NOK Corp.	600	10,242
Oriental Land Co. Ltd.	300	25,364
Panasonic Corp.	9,400	115,617
Rakuten Inc.(b)	36	33,098
Rinnai Corp.	300	19,707
Sankyo Co. Ltd.	300	15,492
Sega Sammy Holdings Inc.	900	15,529
Sekisui Chemical Co. Ltd.	3,000	24,920
Sekisui House Ltd.	3,000	28,728
Shimano Inc.	300	16,009
Sony Corp.	4,500	125,339
Stanley Electric Co. Ltd.	900	15,052
Sumitomo Rubber Industries Inc.	1,500	16,730
Suzuki Motor Corp.	1,800	42,549
Toho Co. Ltd.	300	4,503
Toyota Boshoku Corp.	600	9,302
Toyota Industries Corp.	900	27,175
Toyota Motor Corp.	12,000	477,693
USS Co. Ltd.	90	6,888
Yamada Denki Co. Ltd.	360	24,935
Yamaha Corp.	600	7,491
Yamaha Motor Co. Ltd.(b)	1,500	28,414

		2,021,372
MEXICO—1.69%
Desarrolladora Homex SAB de CV(b)	3,000	14,100
Grupo Elektra SA de CV	360	16,364

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2011

Grupo Televisa SA CPO(b)	14,700	69,485
Urbi Desarrollos Urbanos SAB de CV(b)	6,600	15,784

		115,733
NETHERLANDS—1.23%
Reed Elsevier NV	3,648	47,881
Wolters Kluwer NV	1,560	36,406

		84,287
NEW ZEALAND—0.42%
Sky City Entertainment Group Ltd.	10,042	28,866

		28,866
PHILIPPINE ISLANDS—0.37%
Jollibee Foods Corp.	11,310	24,966

		24,966
POLAND—0.22%
Cyfrowy Polsat SA	528	3,233
TVN SA	1,749	11,598

		14,831
SINGAPORE—1.30%
Genting Singapore PLC(b)	39,000	69,241
Singapore Press Holdings Ltd.(a)	6,000	19,538

		88,779
SOUTH AFRICA—2.94%
Foschini Group Ltd. (The)	1,134	15,597
Imperial Holdings Ltd.	921	16,497
Naspers Ltd. Class N	1,734	103,979
Steinhoff International Holdings Ltd.(b)	6,186	23,759
Truworths International Ltd.	2,112	24,358
Woolworths Holdings Ltd.	3,660	16,641

		200,831
SOUTH KOREA—0.50%
Hyundai Motor Co. SP GDR(c)	800	28,800
LG Electronics Inc. SP GDR(c)	300	5,037

		33,837
SPAIN—1.40%
Gestevision Telecinco SA(b)	596	6,709
Industria de Diseno Textil SA	993	89,188

		95,897
SWEDEN—3.80%
Electrolux AB Class B	1,497	38,174
Hennes & Mauritz AB Class B	4,770	168,961
Husqvarna AB Class B(b)	3,114	24,551
Modern Times Group MTG AB Class B	363	27,884

		259,570
SWITZERLAND—3.06%
Compagnie Financiere Richemont SA Class A Bearer	2,184	140,579
Swatch Group AG (The) Bearer	126	61,734
Swatch Group AG (The) Registered	72	6,363

		208,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2011

THAILAND—0.79%
BEC World PCL NVDR	23,700	27,392
Indorama Ventures PCL NVDR	14,965	26,696

		54,088
TURKEY—0.39%
Arcelik AS	4,716	26,822

		26,822
UNITED KINGDOM—8.86%
British Sky Broadcasting Group PLC	4,746	66,654
Burberry Group PLC	1,908	41,213
Carnival PLC	864	34,803
Compass Group PLC	8,097	78,939
Home Retail Group PLC	2,469	9,056
InterContinental Hotels Group PLC	1,425	31,160
ITV PLC(b)	16,254	20,618
Kingfisher PLC	9,462	43,322
Marks & Spencer Group PLC	6,522	42,208
Next PLC	780	29,103
Pearson PLC	3,087	59,265
Reed Elsevier PLC	4,830	42,698
Thomas Cook Group PLC	3,561	10,174
TUI Travel PLC	1,947	7,768
Whitbread PLC	765	21,436
WPP PLC	5,136	66,948

		605,365

TOTAL COMMON STOCKS
(Cost: $5,806,453)		6,557,909

PREFERRED STOCKS—3.45%

GERMANY—3.45%
Bayerische Motoren Werke AG	369	23,075
Porsche Automobil Holding SE	710	51,541
ProSiebenSat.1 Media AG	188	5,393
Volkswagen AG	789	155,684

		235,693

TOTAL PREFERRED STOCKS
(Cost: $169,531)		235,693

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	37,456	37,456
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	3,869	3,869

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	3,359	3,359

		44,684

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,684)		44,684

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $6,020,668)		6,838,286
Other Assets, Less Liabilities—(0.11)%		(7,373)

NET ASSETS—100.00%		$6,830,913

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—95.93%

AUSTRALIA—7.34%
Coca-Cola Amatil Ltd.	1,249	$16,320
Foster’s Group Ltd.	5,051	31,065
Goodman Fielder Ltd.	5,008	5,892
Metcash Ltd.	2,839	12,614
Wesfarmers Ltd.	2,196	80,026
Wesfarmers Ltd. Partially Protected	350	12,881
Woolworths Ltd.	2,866	83,146

		241,944
BELGIUM—3.77%
Anheuser-Busch InBev NV	1,580	100,913
Colruyt SA	380	21,967
Delhaize Group SA	15	1,301

		124,181
BRAZIL—1.07%
BRF - Brasil Foods SA SP ADR	1,700	35,207

		35,207
CANADA—2.87%
Alimentation Couche-Tard Inc. Class B	286	7,490
Empire Co. Ltd. Class A	51	2,887
George Weston Ltd.	113	8,073
Loblaw Companies Ltd.	240	10,087
Metro Inc. Class A	230	11,223
Saputo Inc.	316	15,000
Shoppers Drug Mart Corp.	587	25,488
Viterra Inc.	1,192	14,284

		94,532
CHILE—0.24%
Compania Cervecerias Unidas SA SP ADR	50	3,000
Vina Concha y Toro SA SP ADR	100	5,000

		8,000
CHINA—2.70%
Chaoda Modern Agriculture (Holdings) Ltd.	8,000	4,975
China Agri-Industries Holdings Ltd.	5,000	5,703
China Mengniu Dairy Co. Ltd.	3,000	9,211
China Resources Enterprise Ltd.	4,000	16,118
China Yurun Food Group Ltd.	3,000	10,988
Hengan International Group Co. Ltd.	2,000	15,603
Tingyi (Cayman Islands) Holding Corp.(a)	4,000	10,608
Want Want China Holdings Ltd.	15,000	13,460
Wumart Stores Inc.(b)	1,000	2,253

		88,919

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2011

DENMARK—0.83%
Carlsberg A/S Class B	231	27,481

		27,481
FINLAND—0.24%
Kesko OYJ Class B	150	7,800

		7,800
FRANCE—8.98%
Carrefour SA	1,377	65,394
Casino Guichard-Perrachon SA	148	15,605
Danone SA	1,375	100,886
L’Oreal SA	540	68,586
Pernod Ricard SA	453	45,606

		296,077
GERMANY—1.41%
Beiersdorf AG	18	1,174
Henkel AG & Co. KGaA	300	17,060
METRO AG	295	21,688
Suedzucker AG	216	6,674

		46,596
GREECE—0.42%
Coca-Cola Hellenic Bottling Co. SA SP ADR	500	13,955

		13,955
INDONESIA—1.17%
PT Astra Agro Lestari Tbk	2,500	6,758
PT Charoen Pokphand Indonesia Tbk	11,500	2,592
PT Gudang Garam Tbk	1,500	7,111
PT Indofood Sukses Makmur Tbk	16,000	10,369
PT Unilever Indonesia Tbk	6,500	11,612

		38,442
IRELAND—0.45%
Kerry Group PLC Class A	356	14,788

		14,788
ITALY—0.69%
Parmalat SpA(b)	5,956	22,586

		22,586
JAPAN—8.94%
AEON Co. Ltd.	1,300	15,605
Ajinomoto Co. Inc.	2,000	22,011
Asahi Breweries Ltd.	900	16,782
Coca-Cola West Co. Ltd.	300	6,186
FamilyMart Co. Ltd.	100	3,604
ITO EN Ltd.	200	3,527
Japan Tobacco Inc.	10	38,698
Kao Corp.	1,300	32,428
Kikkoman Corp.	1,000	9,884

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2011

Kirin Holdings Co. Ltd.	2,000	27,804
Lawson Inc.	100	4,887
Meiji Holdings Co. Ltd.	200	8,528
Nippon Meat Packers Inc.	1,000	13,779
Nisshin Seifun Group Inc.	500	6,218
Nissin Foods Holdings Co. Ltd.	100	3,535
Sapporo Holdings Ltd.	1,000	3,993
Seven & I Holdings Co. Ltd.	1,700	42,385
Shiseido Co. Ltd.	800	13,221
Unicharm Corp.	300	11,868
UNY Co. Ltd.	500	4,357
Yakult Honsha Co. Ltd.	200	5,526

		294,826
MEXICO—3.24%
Coca-Cola FEMSA SAB de CV Class L	700	5,568
Fomento Economico Mexicano SAB de CV BD Units	5,200	32,669
Grupo Bimbo SAB de CV Series A	3,200	7,048
Grupo Modelo SAB de CV Series C	1,500	9,363
Kimberly-Clark de Mexico SAB de CV Series A	1,500	9,265
Wal-Mart de Mexico SAB de CV Series V	13,700	42,839

		106,752
NETHERLANDS—6.40%
Heineken Holding NV	277	14,644
Heineken NV	583	34,957
Koninklijke Ahold NV	2,862	40,248
Unilever NV CVA	3,676	121,182

		211,031
PHILIPPINE ISLANDS—0.14%
Alliance Global Group Inc.	17,200	4,765

		4,765
POLAND—0.09%
Kernel Holding SA(b)	111	3,015

		3,015
PORTUGAL—0.30%
Jeronimo Martins SGPS SA	595	9,781

		9,781
RUSSIA—0.67%
Magnit OJSC SP GDR(b)(c)	492	13,776
Wimm-Bill-Dann Foods OJSC SP ADR(b)	232	8,187

		21,963
SINGAPORE—1.34%
Golden Agri-Resources Ltd.	20,000	10,881
Olam International Ltd.	5,000	11,741
Wilmar International Ltd.	5,000	21,559

		44,181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2011

SOUTH AFRICA—1.30%
Massmart Holdings Ltd.	454	9,925
Pick’n Pay Stores Ltd.	815	5,259
Shoprite Holdings Ltd.	969	15,225
Tiger Brands Ltd.	428	12,508

		42,917
SWEDEN—0.71%
Swedish Match AB(b)	658	23,406

		23,406
SWITZERLAND—14.90%
Aryzta AG	192	10,656
Lindt & Spruengli AG Participation Certificates(b)	3	9,914
Nestle SA Registered	7,608	470,436

		491,006
THAILAND—0.70%
Charoen Pokphand Foods PCL NVDR	10,000	9,883
CP All PCL NVDR	9,000	13,040

		22,923
TURKEY—0.76%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	11,599
BIM Birlesik Magazalar AS	210	7,326
Coca-Cola Icecek AS	416	6,271

		25,196
UNITED KINGDOM—24.26%
Associated British Foods PLC	750	12,597
British American Tobacco PLC	4,355	189,661
Diageo PLC	5,507	111,878
Imperial Tobacco Group PLC	2,303	80,936
J Sainsbury PLC	3,099	18,004
Reckitt Benckiser Group PLC	1,343	74,460
SABMiller PLC	2,080	77,523
Tesco PLC	17,630	118,668
Unilever PLC	2,812	91,085
Wm Morrison Supermarkets PLC	5,053	24,846

		799,658

TOTAL COMMON STOCKS
(Cost: $2,628,697)		3,161,928

PREFERRED STOCKS—3.21%

BRAZIL—2.39%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	300	13,638
Companhia de Bebidas das Americas SP ADR	2,000	65,160

		78,798

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2011

GERMANY—0.82%
Henkel AG & Co. KGaA	394	26,877

		26,877

TOTAL PREFERRED STOCKS
(Cost: $73,635)		105,675

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	5,058	5,058
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	522	522
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	431	431

		6,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,011)		6,011

TOTAL INVESTMENTS IN SECURITIES—99.32%
(Cost: $2,708,343)		3,273,614
Other Assets, Less Liabilities—0.68%		22,283

NET ASSETS—100.00%		$3,295,897

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—96.18%

AUSTRALIA—3.83%
Caltex Australia Ltd.	618	$9,597
Origin Energy Ltd.	4,034	72,179
Paladin Energy Ltd.(a)	2,750	9,931
Santos Ltd.	3,014	49,871
Woodside Petroleum Ltd.	1,970	100,895
WorleyParsons Ltd.	742	24,645

		267,118
AUSTRIA—0.37%
OMV AG	570	26,038

		26,038
BRAZIL—3.96%
OGX Petroleo e Gas Participacoes SA SP ADR(a)	4,600	49,358
Petroleo Brasileiro SA SP ADR	5,300	197,849
Ultrapar Participacoes SA SP ADR	1,600	28,784

		275,991
CANADA—17.85%
ARC Resources Ltd.	674	18,142
Athabasca Oil Sands Corp.(a)	200	3,248
Baytex Energy Corp.	120	7,390
Bonavista Energy Corp.	258	7,730
Cameco Corp.	1,412	41,563
Canadian Natural Resources Ltd.	3,798	178,162
Canadian Oil Sands Ltd.	1,078	37,083
Cenovus Energy Inc.	2,600	99,687
Crescent Point Energy Corp.	688	31,150
Enbridge Inc.	1,304	84,519
EnCana Corp.	2,008	67,276
Enerplus Corp.	664	21,435
Husky Energy Inc.	200	6,239
Imperial Oil Ltd.	1,044	55,014
Nexen Inc.	1,922	50,701
Pacific Rubiales Energy Corp.	972	29,451
Penn West Petroleum Ltd.	1,532	39,202
PetroBakken Energy Ltd. Class A	78	1,476
Suncor Energy Inc.	5,492	252,417
Talisman Energy Inc.	3,730	89,825
TransCanada Corp.	2,496	107,090
Vermilion Energy Inc.	292	15,633

		1,244,433
CHINA—6.88%
China Coal Energy Co. Class H	14,000	19,501
China Oilfield Services Ltd. Class H(b)	8,000	15,820
China Petroleum & Chemical Corp. Class H	60,000	60,405
China Shenhua Energy Co. Ltd. Class H	13,000	60,669
CNOOC Ltd.	66,000	162,799
Kunlun Energy Co. Ltd.(a)	8,000	14,172
PetroChina Co. Ltd. Class H	80,000	114,939

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2011

Yanzhou Coal Mining Co. Ltd. Class H	8,000	31,206

		479,511
COLOMBIA—0.50%
Ecopetrol SA SP ADR	800	35,096

		35,096
FRANCE—7.71%
Compagnie Generale de Geophysique-Veritas(a)	506	17,923
Technip SA	350	39,547
Total SA	7,488	480,139

		537,609
INDIA—1.46%
Reliance Industries Ltd. SP GDR(c)	2,310	101,617

		101,617
INDONESIA—0.78%
PT Adaro Energy Tbk	42,000	10,789
PT Bumi Resources Tbk	69,000	27,595
PT Indo Tambangraya Megah Tbk	1,000	5,465
PT Tambang Batubara Bukit Asam Tbk	4,000	10,416

		54,265
ITALY—5.08%
Eni SpA	9,424	252,365
Saipem SpA	1,008	57,321
Tenaris SA	1,772	44,771

		354,457
JAPAN—2.61%
Cosmo Oil Co. Ltd.	2,000	6,532
Idemitsu Kosan Co. Ltd.	200	23,392
INPEX Corp.	8	60,735
JX Holdings Inc.	8,400	58,181
Showa Shell Sekiyu K.K.	800	8,676
TonenGeneral Sekiyu K.K.	2,000	24,747

		182,263
NETHERLANDS—0.63%
Fugro NV CVA	262	24,072
SBM Offshore NV(a)	684	20,047

		44,119
NORWAY—2.81%
Aker Solutions ASA(a)	596	14,402
Seadrill Ltd.	1,028	36,477
Statoil ASA	4,156	121,768
Subsea 7 SA	870	22,916

		195,563
POLAND—0.54%
Grupa Lotos SA(a)	240	4,301

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2011

Polski Koncern Naftowy Orlen SA(a)	1,148	23,948
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	9,391

		37,640
PORTUGAL—0.31%
Galp Energia SGPS SA Class B	978	21,917

		21,917
RUSSIA—8.66%
Gazprom OAO SP ADR	19,200	323,904
LUKOIL OAO SP ADR	1,700	117,640
NovaTek OAO SP GDR(d)	304	42,712
Rosneft Oil Co. OJSC SP GDR(d)	5,800	51,765
Surgutneftegas OJSC SP ADR	2,600	27,742
Tatneft OAO SP ADR	800	36,072
TMK OAO SP GDR(a)(d)	198	4,057

		603,892
SOUTH AFRICA—1.76%
Sasol Ltd.	2,132	122,666

		122,666
SPAIN—1.44%
Repsol YPF SA	2,810	100,513

		100,513
SWITZERLAND—0.87%
Transocean Ltd.(a)	832	60,739

		60,739
THAILAND—1.44%
Banpu PCL NVDR	600	14,995
IRPC PCL NVDR	35,400	7,353
PTT Aromatics & Refining PCL NVDR	4,000	5,528
PTT Exploration & Production PCL NVDR	4,200	26,030
PTT PCL NVDR	3,000	37,688
Thai Oil PCL NVDR	3,000	8,492

		100,086
TURKEY—0.27%
Turkiye Petrol Rafinerileri AS	576	18,731

		18,731
UNITED KINGDOM—26.42%
AMEC PLC	1,196	23,938
BG Group PLC	12,216	312,461
BP PLC	67,076	517,499
Cairn Energy PLC(a)	1,000	7,537
Petrofac Ltd.	934	23,524
Royal Dutch Shell PLC Class A	12,958	501,969
Royal Dutch Shell PLC Class B	9,734	377,808
Tullow Oil PLC	3,228	77,155

		1,841,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2011

TOTAL COMMON STOCKS
(Cost: $4,944,037)		6,706,155

PREFERRED STOCKS—3.56%

BRAZIL—3.35%
Petroleo Brasileiro SA SP ADR	7,000	233,590

		233,590
RUSSIA—0.21%
Surgutneftegas SP ADR	2,600	14,924

		14,924

TOTAL PREFERRED STOCKS
(Cost: $229,977)		248,514

SHORT-TERM INVESTMENTS—0.21%

MONEY MARKET FUNDS—0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	11,420	11,420
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	1,180	1,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	1,837	1,837

		14,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,437)		14,437

TOTAL INVESTMENTS IN SECURITIES—99.95%
(Cost: $5,188,451)		6,969,106
Other Assets, Less Liabilities—0.05%		3,481

NET ASSETS—100.00%		$6,972,587

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—98.33%

AUSTRALIA—10.50%
AMP Ltd.	1,874	$11,238
ASX Ltd.	136	4,778
Australia and New Zealand Banking Group Ltd.	1,624	43,062
Bendigo and Adelaide Bank Ltd.	248	2,535
CFS Retail Property Trust	1,360	2,664
Commonwealth Bank of Australia	898	52,782
Dexus Property Group	4,048	3,898
Goodman Group	4,714	3,663
GPT Group	1,275	4,409
Insurance Australia Group Ltd.	1,352	5,282
Lend Lease Group	424	4,037
Macquarie Group Ltd.	172	6,618
Mirvac Group	2,106	2,927
National Australia Bank Ltd.	1,250	37,044
QBE Insurance Group Ltd.	650	13,309
Stockland Corp. Ltd.	1,780	7,363
Suncorp Group Ltd.	802	7,302
Westfield Group	1,414	13,958
Westfield Retail Trust	1,414	4,101
Westpac Banking Corp.	1,712	46,538

		277,508
AUSTRIA—0.55%
Erste Group Bank AG	136	6,884
IMMOEAST AG Escrow(a)(b)	372	—
IMMOFINANZ AG(b)	558	2,657
Raiffeisen International Bank Holding AG	46	2,541
Vienna Insurance Group AG	40	2,392

		14,474
BELGIUM—0.44%
Ageas	1,536	4,669
Dexia SA(b)	8	32
Groupe Bruxelles Lambert SA	46	4,569
KBC Groep NV(b)	58	2,368

		11,638
BRAZIL—1.87%
Banco Santander (Brasil) SA SP ADR	990	11,494
Itau Unibanco Holding SA SP ADR	1,593	37,834

		49,328
CANADA—10.61%
Bank of Montreal	354	23,183
Bank of Nova Scotia	616	37,453
Brookfield Asset Management Inc. Class A	352	11,819
Brookfield Properties Corp.	190	3,749
Canadian Imperial Bank of Commerce	250	21,581
CI Financial Corp.	134	3,271
Fairfax Financial Holdings Ltd.	14	5,638
Great-West Lifeco Inc.	154	4,423
IGM Financial Inc.	88	4,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

Industrial Alliance Insurance and Financial Services Inc.	64	2,742
Intact Financial Corp.	74	3,743
Manulife Financial Corp.	1,074	19,231
National Bank of Canada	104	8,587
Onex Corp.	108	4,041
Power Corp. of Canada	186	5,581
Power Financial Corp.	118	3,914
RioCan Real Estate Investment Trust	138	3,687
Royal Bank of Canada	830	52,135
Sun Life Financial Inc.	340	11,097
TMX Group Inc.	66	2,821
Toronto-Dominion Bank (The)	548	47,312

		280,522
CHILE—0.19%
Banco Santander (Chile) SA SP ADR	28	2,565
Corpbanca SA SP ADR	110	2,546

		5,111
CHINA—6.38%
Agricultural Bank of China Ltd. Class H(b)	8,000	4,727
Bank of China Ltd. Class H	36,000	19,883
Bank of Communications Co. Ltd. Class H	4,000	4,238
China CITIC Bank Class H	4,000	2,863
China Construction Bank Corp. Class H	32,100	30,333
China Life Insurance Co. Ltd. Class H	6,000	21,319
China Merchants Bank Co. Ltd. Class H	2,260	5,819
China Minsheng Banking Corp. Ltd. Class H	4,800	4,604
China Overseas Land & Investment Ltd.	4,000	7,694
China Pacific Insurance (Group) Co. Ltd. Class H	800	3,455
China Taiping Insurance Holdings Co. Ltd.(b)	800	2,199
Country Garden Holdings Co. Ltd.	4,000	1,622
Evergrande Real Estate Group Ltd.	4,000	2,848
Industrial and Commercial Bank of China Ltd. Class H	36,440	30,822
Longfor Properties Co. Ltd.	2,000	3,188
PICC Property and Casualty Co. Ltd. Class H(b)	4,000	5,139
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	10,872
Poly (Hong Kong) Investments Ltd.	2,000	1,599
Renhe Commercial Holdings Co. Ltd.	8,000	1,370
Shui On Land Ltd.	5,000	2,214
Sino-Ocean Land Holdings Ltd.	3,000	1,703

		168,511
COLOMBIA—0.37%
Bancolombia SA SP ADR	146	9,672

		9,672
CZECH REPUBLIC—0.16%
Komercni Banka AS	16	4,223

		4,223
DENMARK—0.33%
Danske Bank A/S(b)	362	8,714

		8,714

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

EGYPT—0.07%
Commercial International Bank SP ADR	400	1,920

		1,920
FINLAND—0.37%
Pohjola Bank PLC	178	2,646
Sampo OYJ Class A	214	7,213

		9,859
FRANCE—5.12%
AXA	964	21,667
BNP Paribas	552	43,756
CNP Assurances SA	104	2,391
Credit Agricole SA	492	8,204
Eurazeo	31	2,587
Fonciere des Regions	24	2,727
Gecina SA	20	2,889
Icade	22	2,827
Klepierre	84	3,457
Natixis(b)	294	1,693
SCOR SE	96	2,938
Societe Generale	376	25,192
Unibail-Rodamco SE	64	14,997

		135,325
GERMANY—4.68%
Allianz SE Registered	300	47,312
Commerzbank AG(b)	538	3,432
Deutsche Bank AG Registered	566	37,032
Deutsche Boerse AG	144	11,985
Hannover Rueckversicherung AG Registered	44	2,665
Muenchener Rueckversicherungs-Gesellschaft AG Registered	128	21,165

		123,591
GREECE—0.14%
National Bank of Greece SA SP ADR	2,258	3,590

		3,590
HONG KONG—5.43%
AIA Group Ltd.(b)	4,400	14,813
Bank of East Asia Ltd. (The)	1,200	4,959
BOC Hong Kong (Holdings) Ltd.	3,000	9,424
Cheung Kong (Holdings) Ltd.	2,000	31,464
Hang Lung Properties Ltd.	2,000	8,909
Hang Seng Bank Ltd.	600	9,377
Hong Kong Exchanges and Clearing Ltd.	1,000	22,813
Hopewell Holdings Ltd.(c)	1,000	3,019
Kerry Properties Ltd.	1,000	5,330
Link REIT (The)	2,000	6,295
New World Development Co. Ltd.	2,000	3,507
Swire Pacific Ltd. Class A	1,000	15,268
Wheelock and Co. Ltd.	2,000	8,239

		143,417

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

HUNGARY—0.16%
OTP Bank Nyrt(b)	120	4,253

		4,253
INDIA—1.67%
Axis Bank Ltd. SP GDR(d)	300	8,907
HDFC Bank Ltd. SP ADR	108	18,587
ICICI Bank Ltd. SP ADR	332	16,733

		44,227
INDONESIA—0.75%
PT Bank Central Asia Tbk	8,000	6,913
PT Bank Mandiri Tbk	5,556	4,639
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,364
PT Bank Rakyat Indonesia Tbk	8,000	6,025

		19,941
IRELAND—0.04%
Bank of Ireland(b)	2,488	1,033

		1,033
ISRAEL—0.44%
Bank Hapoalim Ltd.(b)	968	5,085
Bank Leumi le-Israel	870	4,522
Mizrahi Tefahot Bank Ltd.	186	2,061

		11,668
ITALY—2.51%
Assicurazioni Generali SpA	778	18,676
Banca Carige SpA	758	1,840
Banca Monte dei Paschi di Siena SpA(b)	1,686	2,289
Banco Popolare SpA	372	1,105
Intesa Sanpaolo SpA	4,412	14,675
Mediobanca SpA	444	5,065
UniCredit SpA	7,398	19,076
Unione di Banche Italiane ScpA	410	3,680

		66,406
JAPAN—9.05%
AEON Credit Service Co. Ltd.	200	2,701
AEON Mall Co. Ltd.	200	4,752
Aozora Bank Ltd.	2,000	4,314
Bank of Yokohama Ltd. (The)	2,000	9,859
Chuo Mitsui Trust Holdings Inc.	2,980	10,137
Credit Saison Co. Ltd.	200	3,335
Dai-ichi Life Insurance Co. Ltd. (The)	6	9,850
Daiwa Securities Group Inc.	2,000	8,578
Hokuhoku Financial Group Inc.	2,000	3,796
Japan Retail Fund Investment Corp.	2	3,227
Matsui Securities Co. Ltd.	400	1,957
Mitsubishi UFJ Financial Group Inc.	8,200	39,110
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,180
Mizuho Financial Group Inc.(b)	12,400	19,561
Mizuho Securities Co. Ltd.(b)	2,000	5,053
Mizuho Trust & Banking Co. Ltd.	2,000	1,676
MS&AD Insurance Group Holdings Inc.	400	9,312

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

Nishi-Nippon City Bank Ltd. (The)	2,000	5,620
Nomura Holdings Inc.	2,400	12,186
Nomura Real Estate Holdings Inc.	200	3,056
NTT Urban Development Corp.	4	3,293
ORIX Corp.	80	7,799
Resona Holdings Inc.	800	3,766
Sapporo Hokuyo Holdings Inc.	600	2,647
SBI Holdings Inc.	16	1,712
Senshu Ikeda Holdings Inc.	1,000	1,479
Seven Bank Ltd.	2	3,771
Sony Financial Holdings Inc.	400	7,390
Sumitomo Mitsui Financial Group Inc.	800	24,599
T&D Holdings Inc.	200	4,908
Tokio Marine Holdings Inc.	600	16,631

		239,255
MEXICO—0.35%
Grupo Financiero Banorte SAB de CV Series O	1,000	5,027
Grupo Financiero Inbursa SAB de CV Series O	800	4,259

		9,286
NETHERLANDS—1.59%
AEGON NV(b)	966	7,683
Corio NV	54	3,830
ING Groep NV CVA(b)	2,316	30,581

		42,094
NORWAY—0.41%
DnB NOR ASA	668	10,876

		10,876
PERU—0.16%
Credicorp Ltd.	44	4,247

		4,247
PHILIPPINE ISLANDS—0.46%
Ayala Corp.	320	2,923
Ayala Land Inc.	11,200	4,301
Bank of the Philippine Islands	1,532	2,104
SM Prime Holdings Inc.	10,000	2,803

		12,131
POLAND—0.97%
Bank Pekao SA	78	5,120
BRE Bank SA(b)	31	4,046
Getin Holding SA(b)	662	3,723
Globe Trade Centre SA(b)	228	1,780
Powszechna Kasa Oszczednosci Bank Polski SA	408	7,033
Powszechny Zaklad Ubezpieczen SA	28	3,940

		25,642
PORTUGAL—0.20%
Banco Comercial Portugues SA Registered(b)	3,450	2,759
Banco Espirito Santo SA Registered	578	2,439

		5,198

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

RUSSIA—0.85%
Sberbank of Russia GDR(d)	56	22,370

		22,370
SINGAPORE—2.62%
Ascendas Real Estate Investment Trust	4,000	6,643
CapitaLand Ltd.(b)	2,000	5,564
CapitaMall Trust Management Ltd.	4,000	6,185
CapitaMalls Asia Ltd.	2,000	2,896
DBS Group Holdings Ltd.	2,000	24,512
Oversea-Chinese Banking Corp. Ltd.	2,000	15,627
UOL Group Ltd.	2,000	7,920

		69,347
SOUTH AFRICA—1.77%
Absa Group Ltd.	176	3,632
African Bank Investments Ltd.	560	3,256
FirstRand Ltd.	1,840	5,771
Growthpoint Properties Ltd.	1,168	3,231
Investec Ltd.	262	2,112
MMI Holdings Ltd.	311	803
Nedbank Group Ltd.	120	2,664
Redefine Properties Ltd.	2,118	2,518
Remgro Ltd.	262	4,529
RMB Holdings Ltd.	492	2,116
RMI Holdings	492	886
Sanlam Ltd.	1,040	4,446
Standard Bank Group Ltd.	692	10,823

		46,787
SOUTH KOREA—1.71%
KB Financial Group Inc. SP ADR	237	12,630
Shinhan Financial Group Co. Ltd. SP ADR	258	25,031
Woori Finance Holdings Co. Ltd. SP ADR	183	7,417

		45,078
SPAIN—4.27%
Banco Bilbao Vizcaya Argentaria SA	2,547	32,724
Banco de Sabadell SA	588	2,611
Banco de Valencia SA(b)(c)	111	450
Banco Popular Espanol SA	572	3,435
Banco Santander SA	5,048	64,572
Bankinter SA(c)	232	1,735
Criteria CaixaCorp SA	726	5,369
Mapfre SA	474	1,983

		112,879
SWEDEN—2.28%
Investor AB Class B	280	6,991
Nordea Bank AB	2,060	23,565
Skandinaviska Enskilda Banken AB Class A	1,044	10,064
Svenska Handelsbanken AB Class A	320	11,133
Swedbank AB Class A	446	8,480

		60,233

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

SWITZERLAND—5.18%
Baloise Holding AG Registered(b)	30	3,304
Credit Suisse Group AG Registered	690	31,233
GAM Holding AG(b)	154	3,023
Julius Baer Group Ltd.(b)	152	7,075
Pargesa Holding SA Bearer	22	2,252
Swiss Life Holding AG Registered(b)	22	3,997
Swiss Reinsurance Co. Registered(b)	230	13,653
UBS AG Registered(b)	2,346	46,707
Zurich Financial Services AG Registered(b)	92	25,742

		136,986
THAILAND—0.78%
Bangkok Bank PCL NVDR	1,000	5,695
Kasikornbank PCL NVDR	1,400	5,933
Krung Thai Bank PCL NVDR	6,400	4,203
Siam Commercial Bank PCL NVDR	1,200	4,663

		20,494
TURKEY—0.85%
Akbank TAS	679	3,531
Asya Katilim Bankasi AS	738	1,462
Haci Omer Sabanci Holding AS	506	2,711
Turkiye Garanti Bankasi AS	1,320	6,847
Turkiye Halk Bankasi AS	258	2,233
Turkiye Is Bankasi AS	832	2,947
Yapi ve Kredi Bankasi AS(b)	848	2,674

		22,405
UNITED KINGDOM—12.05%
3i Group PLC	662	3,093
Admiral Group PLC	110	3,104
Aviva PLC	1,598	11,909
Barclays PLC	6,930	32,631
British Land Co. PLC	588	5,889
Capital Shopping Centres Group PLC	360	2,437
Hammerson PLC	496	3,889
HSBC Holdings PLC	10,654	116,467
Investec PLC	272	2,184
Land Securities Group PLC	508	6,651
Legal & General Group PLC	3,306	6,771
Lloyds Banking Group PLC(b)	24,640	24,351
London Stock Exchange Group PLC	178	2,587
Man Group PLC	1,106	4,606
Old Mutual PLC	3,088	7,159
Prudential PLC	1,576	20,320
Resolution Ltd.	838	4,231
Royal Bank of Scotland Group PLC(b)	11,136	7,703
RSA Insurance Group PLC	990	2,272
Schroders PLC	94	2,976
SEGRO PLC	534	2,896
Standard Chartered PLC	1,437	39,764
Standard Life PLC	1,216	4,586

		318,476

TOTAL COMMON STOCKS
(Cost: $2,356,452)		2,598,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

PREFERRED STOCKS—0.99%

BRAZIL—0.99%
Banco Bradesco SA SP ADR	1,290	26,097

		26,097
ITALY—0.00%
Intesa Sanpaolo SpA RNC	2	6

		6

TOTAL PREFERRED STOCKS
(Cost: $22,355)		26,103

RIGHTS—0.00%

PORTUGAL—0.00%
Banco Comercial Portugues SA(b)	3,450	117

		117
SPAIN—0.00%
Banco de Valencia SA(b)(c)	111	9

		9

TOTAL RIGHTS
(Cost: $186)		126

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	3,534	3,534
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	365	365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	793	793

		4,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,692)		4,692

TOTAL INVESTMENTS IN SECURITIES—99.50%
(Cost: $2,383,685)		2,629,636
Other Assets, Less Liabilities—0.50%		13,296

NET ASSETS—100.00%		$2,642,932

GDR	- Global Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2011

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US HEALTH CARE SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.01%

AUSTRALIA—3.60%
Cochlear Ltd.	215	$18,945
CSL Ltd.	1,791	67,326
Ramsay Health Care Ltd.	392	7,760
Sonic Healthcare Ltd.	1,248	17,099

		111,130
BELGIUM—0.82%
UCB SA	522	25,251

		25,251
CANADA—1.55%
Valeant Pharmaceuticals International Inc.	908	47,752

		47,752
CHINA—0.69%
China Shineway Pharmaceutical Group Ltd.	2,000	4,846
Shandong Weigao Group Medical Polymer Co. Ltd. Class H(a)	4,000	10,968
Sinopharm Group Co. Ltd. Class H	1,600	5,541

		21,355
DENMARK—5.88%
Coloplast A/S Class B	78	11,483
Novo Nordisk A/S Class B	1,303	164,992
William Demant Holding A/S(a)	57	5,323

		181,798
FINLAND—0.37%
Orion OYJ Class B	460	11,452

		11,452
FRANCE—9.95%
BioMerieux SA	52	5,666
Essilor International SA	737	61,800
Sanofi-Aventis	3,030	240,050

		307,516
GERMANY—10.41%
Bayer AG	1,803	158,757
Celesio AG	437	10,613
Fresenius Medical Care AG & Co. KGaA	731	57,544
Fresenius SE	426	44,785
Merck KGaA	310	32,893
QIAGEN NV(a)	792	16,979

		321,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US HEALTH CARE SECTOR INDEX FUND

April 30, 2011

HUNGARY—0.47%
Richter Gedeon Nyrt	69	14,432

		14,432
INDIA—0.97%
Dr. Reddy’s Laboratories Ltd. SP ADR	522	20,483
Ranbaxy Laboratories Ltd. SP GDR(b)	928	9,512

		29,995
INDONESIA—0.26%
PT Kalbe Farma Tbk	19,212	8,020

		8,020
IRELAND—0.47%
Elan Corp. PLC(a)	1,837	14,635

		14,635
ISRAEL—4.06%
Teva Pharmaceutical Industries Ltd.	2,693	125,577

		125,577
JAPAN—13.63%
Astellas Pharma Inc.	1,500	57,124
Chugai Pharmaceutical Co. Ltd.	100	1,645
Daiichi Sankyo Co. Ltd.	2,200	42,975
Dainippon Sumitomo Pharma Co. Ltd.	600	5,723
Eisai Co. Ltd.	900	32,610
Hisamitsu Pharmaceutical Co. Inc.	300	12,460
Kyowa Hakko Kirin Co. Ltd.	1,000	9,933
Miraca Holdings Inc.	100	3,784
Mitsubishi Tanabe Pharma Corp.	1,000	16,453
Olympus Corp.	600	16,875
Ono Pharmaceutical Co. Ltd.	300	15,214
Otsuka Holdings Co. Ltd.	700	18,738
Santen Pharmaceutical Co. Ltd.	300	11,554
Shionogi & Co. Ltd.	1,000	16,170
Sysmex Corp.	200	6,963
Takeda Pharmaceutical Co. Ltd.	2,400	115,948
Terumo Corp.	500	27,730
Tsumura & Co.	300	9,299

		421,198
SOUTH AFRICA—0.67%
Aspen Pharmacare Holdings Ltd.(a)	1,021	12,555
Netcare Ltd.	3,807	8,207

		20,762
SPAIN—0.36%
Grifols SA	560	11,108

		11,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US HEALTH CARE SECTOR INDEX FUND

April 30, 2011

SWEDEN—0.70%
Getinge AB Class B	809	21,556

		21,556
SWITZERLAND—25.27%
Actelion Ltd. Registered(a)	391	22,939
Lonza Group AG Registered(a)	195	16,683
Novartis AG Registered	6,125	362,161
Roche Holding AG Genusschein	2,018	326,012
Straumann Holding AG Registered	36	9,373
Synthes Inc.(b)	253	43,407

		780,575
UNITED KINGDOM—18.88%
AstraZeneca PLC	2,907	144,977
GlaxoSmithKline PLC	15,260	332,288
Shire PLC	2,199	67,855
Smith & Nephew PLC	3,487	38,241

		583,361

TOTAL COMMON STOCKS
(Cost: $2,551,288)		3,059,044

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	524	524

		524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $524)		524

TOTAL INVESTMENTS IN SECURITIES—99.03%
(Cost: $2,551,812)		3,059,568
Other Assets, Less Liabilities—0.97%		30,041

NET ASSETS—100.00%		$3,089,609

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.15%

AUSTRALIA—2.62%
Asciano Group	12,150	$21,939
Brambles Ltd.	6,092	44,867
CSR Ltd.	1	3
Leighton Holdings Ltd.	849	22,559
MAp Group	162	523
Qantas Airways Ltd.(a)	5,714	13,194
QR National Ltd.(a)	4,388	16,471
Toll Holdings Ltd.	3,254	20,049
Transurban Group	5,776	33,501

		173,106
BELGIUM—0.05%
Bekaert NV	26	3,259

		3,259
BRAZIL—0.90%
Embraer SA SP ADR	996	32,350
Gol Linhas Aereas Inteligentes SA SP ADR(a)	776	11,058
TAM SA SP ADR	784	16,370

		59,778
CANADA—4.27%
Bombardier Inc. Class B	5,496	40,836
CAE Inc.	1,118	15,023
Canadian National Railway Co.	1,560	120,660
Canadian Pacific Railway Ltd.	588	38,886
Finning International Inc.	700	20,472
Ritchie Bros. Auctioneers Inc.	356	11,128
SNC-Lavalin Group Inc.	594	35,833

		282,838
CHILE—0.65%
LAN Airlines SA SP ADR	1,550	43,307

		43,307
CHINA—3.43%
Air China Ltd. Class H	8,000	8,095
Beijing Capital International Airport Co. Ltd. Class H	12,000	5,917
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(a)	6,000	15,912
China COSCO Holdings Co. Ltd. Class H(a)	17,000	16,327
China Merchants Holdings (International) Co. Ltd.	4,000	18,410
China National Materials Co. Ltd. Class H	8,000	7,879
China Railway Group Ltd. Class H	22,000	11,782
China Rongsheng Heavy Industry Group Co. Ltd.	12,000	10,119
China Shipping Container Lines Co. Ltd. Class H(a)	22,000	8,780
China Shipping Development Co. Ltd. Class H	8,000	8,414
China Southern Airlines Co. Ltd. Class H(a)	4,000	2,091
CITIC Pacific Ltd.	6,000	17,921
COSCO Pacific Ltd.	8,000	16,561
CSR Corp Ltd. Class H	8,000	8,826

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

Jiangsu Expressway Co. Ltd. Class H	4,000	4,238
Lonking Holdings Ltd.	10,000	7,377
Metallurgical Corp. of China Ltd. Class H(a)	24,000	10,165
Shanghai Electric Group Co. Ltd. Class H	16,000	7,951
Shanghai Industrial Holdings Ltd.	2,000	7,892
Sinotruk (Hong Kong) Ltd.	5,000	4,145
Weichai Power Co. Ltd. Class H	2,000	13,646
Zhejiang Expressway Co. Ltd. Class H	8,000	6,602
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	7,918

		226,968
DENMARK—1.61%
A.P. Moller - Maersk A/S Class A	2	19,687
A.P. Moller - Maersk A/S Class B	4	40,584
DSV A/S	870	22,777
Vestas Wind Systems A/S(a)	654	23,263

		106,311
EGYPT—0.41%
Orascom Construction Industries Co. SP GDR	667	27,347

		27,347
FINLAND—1.08%
Kone OYJ Class B	390	24,469
Metso OYJ	490	30,096
Wartsila OYJ Class B	432	17,010

		71,575
FRANCE—10.36%
Aeroports de Paris	66	6,335
Air France-KLM(a)	658	11,631
ALSTOM	810	53,951
Bouygues SA	830	41,393
Bureau Veritas SA	150	12,963
Compagnie de Saint-Gobain	1,464	101,291
Edenred SA(a)	266	8,264
Eiffage SA	180	12,467
European Aeronautic Defence and Space Co. NV(a)	1,508	46,736
Groupe Eurotunnel SA	1,952	21,242
Legrand SA	396	18,113
Safran SA	542	21,068
Schneider Electric SA	836	147,967
Societe BIC SA	26	2,532
Thales SA	450	19,912
Vallourec SA	428	53,459
Vinci SA	1,586	106,120

		685,444
GERMANY—9.51%
Deutsche Lufthansa AG Registered(a)	944	21,456
Deutsche Post AG Registered(a)	3,138	62,198
Fraport AG	178	14,268
GEA Group AG	730	26,740
Hochtief AG	222	21,056
MAN SE(a)	424	59,187
Siemens AG Registered	2,914	424,626

		629,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

HONG KONG—1.94%
Cathay Pacific Airways Ltd.(b)	4,000	9,980
Hutchison Whampoa Ltd.	8,000	91,354
MTR Corp. Ltd.	5,000	18,216
NWS Holdings Ltd.(b)	6,000	8,837

		128,387
INDIA—1.48%
Larsen & Toubro Ltd. SP GDR(c)	1,420	52,980
Tata Motors Ltd. SP ADR	1,648	45,221

		98,201
INDONESIA—0.49%
PT United Tractors Tbk	12,000	32,578

		32,578
IRELAND—0.04%
Ryanair Holdings PLC SP ADR	90	2,743

		2,743
ISRAEL—0.12%
Delek Group Ltd. (The)	10	2,666
Elbit Systems Ltd.	96	5,448

		8,114
ITALY—1.63%
Atlantia SpA	1,026	25,283
Fiat Industrial SpA(a)	2,621	39,002
Finmeccanica SpA	1,790	24,219
Prysmian SpA	828	19,569

		108,073
JAPAN—26.12%
All Nippon Airways Co. Ltd.	4,000	11,684
Amada Co. Ltd.	2,000	15,948
Asahi Glass Co. Ltd.	4,000	50,579
Central Japan Railway Co.	6	45,181
Dai Nippon Printing Co. Ltd.	2,000	23,811
Daikin Industries Ltd.	1,000	31,624
East Japan Railway Co.	1,200	66,182
Fanuc Ltd.	600	99,458
Fuji Electric Holdings Co. Ltd.	4,000	12,423
Furukawa Electric Co. Ltd.	2,000	7,888
GS Yuasa Corp.	2,000	13,606
Hankyu Hanshin Holdings Inc.	4,000	17,649
Hino Motors Ltd.	2,000	9,391
Hitachi Construction Machinery Co. Ltd.	400	9,692
IHI Corp.	6,000	15,085
ITOCHU Corp.	5,200	53,769
JS Group Corp.	800	19,167
JTEKT Corp.	1,000	12,916
Kajima Corp.	4,000	11,388
Kawasaki Heavy Industries Ltd.	6,000	24,624
Kawasaki Kisen Kaisha Ltd.	4,000	13,310
Keihin Electric Express Railway Co. Ltd.	2,000	13,853
Keio Corp.	2,000	11,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

Keisei Electric Railway Co. Ltd.	2,000	11,511
Kintetsu Corp.	6,000	17,969
Komatsu Ltd.	3,600	126,004
Kubota Corp.	4,000	37,959
Kurita Water Industries Ltd.	400	11,634
Mabuchi Motor Co. Ltd.	200	9,847
Makita Corp.	400	18,265
Marubeni Corp.	6,000	43,332
Minebea Co. Ltd.	2,000	10,747
Mitsubishi Corp.	4,800	128,903
Mitsubishi Electric Corp.	6,000	65,886
Mitsubishi Heavy Industries Ltd.	12,000	56,939
Mitsui & Co. Ltd.	6,200	109,421
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	9,859
Mitsui O.S.K. Lines Ltd.	4,000	22,184
Nidec Corp.	400	34,705
Nippon Express Co. Ltd.	2,000	7,912
Nippon Sheet Glass Co. Ltd.	4,000	11,733
Nippon Yusen K.K.	6,000	22,036
NSK Ltd.	2,000	17,649
NTN Corp.	2,000	9,539
Obayashi Corp.	2,000	8,405
Odakyu Electric Railway Co. Ltd.	2,000	16,120
Secom Co. Ltd.	600	29,689
Shimizu Corp.	4,000	16,860
SMC Corp.	200	36,357
Sojitz Corp.	7,200	13,665
Sumitomo Corp.	3,800	51,844
Sumitomo Electric Industries Ltd.	2,800	38,684
Sumitomo Heavy Industries Ltd.	2,000	13,015
Taisei Corp.	4,000	9,317
THK Co. Ltd.	400	10,140
Tokyu Corp.	4,000	16,465
Toppan Printing Co. Ltd.	2,000	15,627
TOTO Ltd.	2,000	15,553
Toyota Tsusho Corp.	800	13,222
Ushio Inc.	600	12,142
West Japan Railway Co.	4	14,469
Yamato Holdings Co. Ltd.	1,400	22,223

		1,728,250
MEXICO—1.02%
Alfa SAB de CV Series A	2,200	32,890
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,600	14,947
Grupo Carso SAB de CV Series A1	5,000	19,411

		67,248
NETHERLANDS—2.85%
Koninklijke Philips Electronics NV	3,478	103,302
Randstad Holding NV	456	25,694
Royal Boskalis Westminster NV CVA	292	15,555
Royal Vopak NV	216	10,370
TNT NV	1,358	33,495

		188,416
NEW ZEALAND—0.53%
Auckland International Airport Ltd.	19,712	35,335

		35,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

NORWAY—0.55%
Orkla ASA	3,574	36,258

		36,258
PHILIPPINE ISLANDS—0.55%
Aboitiz Equity Ventures Inc.	8,000	7,409
SM Investments Corp.	2,120	28,673

		36,082
PORTUGAL—0.18%
BRISA - Auto-estradas de Portugal SA(a)	1,740	11,661

		11,661
SINGAPORE—4.26%
ComfortDelGro Corp. Ltd.	12,000	15,021
COSCO Corp. (Singapore) Ltd.	10,000	18,163
Fraser and Neave Ltd.	4,000	20,520
Hutchison Port Holdings Trust(a)	18,000	16,560
Keppel Corp. Ltd.	6,600	64,259
Neptune Orient Lines Ltd.	8,000	12,305
Noble Group Ltd.	16,000	29,192
SembCorp Industries Ltd.	6,000	26,509
SembCorp Marine Ltd.	4,000	18,556
Singapore Airlines Ltd.	2,000	23,039
Singapore Technologies Engineering Ltd.	10,000	25,772
Yangzijiang Shipbuilding (Holdings) Ltd.	8,000	11,847

		281,743
SOUTH AFRICA—0.68%
Aveng Ltd.	1,874	9,920
Bidvest Group Ltd.	1,172	26,952
Reunert Ltd.	828	7,831

		44,703
SPAIN—1.74%
Abertis Infraestructuras SA	1,084	25,724
Actividades de Construcciones y Servicios SA	506	25,498
Ferrovial SA	2,168	29,955
Fomento de Construcciones y Contratas SA(b)	238	8,096
International Consolidated Airlines Group SA(a)	3,726	14,881
Zardoya Otis SA	640	10,919

		115,073
SWEDEN—8.04%
Alfa Laval AB	1,478	33,177
Assa Abloy AB Class B(a)	1,224	36,837
Atlas Copco AB Class A	2,658	78,231
Atlas Copco AB Class B	1,546	41,065
Hexagon AB Class B	1,032	26,881
Sandvik AB	3,958	84,185
Scania AB Class B	1,334	34,748
Securitas AB Class B	1,502	18,864
Skanska AB Class B	1,652	35,576
SKF AB Class B	1,618	51,192
Volvo AB Class B	4,648	91,458

		532,214

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

SWITZERLAND—5.19%
ABB Ltd. Registered(a)	7,858	216,074
Adecco SA Registered	370	26,308
Geberit AG Registered	126	29,380
Kuehne & Nagel International AG Registered	148	23,552
Schindler Holding AG Participation Certificates	126	16,235
SGS SA Registered	16	31,633

		343,182
TURKEY—0.59%
Enka Insaat ve Sanayi AS	2,892	12,679
KOC Holding AS	3,790	20,407
Turk Hava Yollari Anonim Ortakligi(a)	2,078	6,142

		39,228
UNITED KINGDOM—6.26%
Aggreko PLC	706	21,043
Babcock International Group PLC	914	9,764
BAE Systems PLC	11,604	63,465
Balfour Beatty PLC	2,542	13,899
Bunzl PLC	1,050	13,030
Capita Group PLC	1,754	21,532
Cobham PLC	3,446	13,111
Experian PLC	3,356	45,145
FirstGroup PLC	1,720	9,315
G4S PLC	2,534	11,674
Intertek Group PLC	320	11,342
Invensys PLC	3,406	19,350
Rolls-Royce Group PLC(a)	6,110	65,376
Rolls-Royce Group PLC Class C(a)(d)	586,560	978
Serco Group PLC	1,112	10,489
Smiths Group PLC	1,236	27,460
Weir Group PLC (The)	456	14,634
Wolseley PLC	1,184	42,815

		414,422

TOTAL COMMON STOCKS
(Cost: $5,064,945)		6,561,375

SHORT-TERM INVESTMENTS—0.27%

MONEY MARKET FUNDS—0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	13,920	13,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	1,438	1,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	2,546	2,546

		17,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,904)		17,904

TOTAL INVESTMENTS IN SECURITIES—99.42%
(Cost: $5,082,849)		6,579,279
Other Assets, Less Liabilities—0.58%		38,185

NET ASSETS—100.00%		$6,617,464

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.63%

AUSTRALIA—0.61%
Computershare Ltd.	3,538	$37,479

		37,479
BRAZIL—0.78%
Cielo SA SP ADR	5,006	47,657

		47,657
CANADA—3.24%
CGI Group Inc. Class A(a)	1,562	34,076
Open Text Corp.(a)	432	26,389
Research In Motion Ltd.(a)	2,830	137,466

		197,931
CHINA—4.92%
Alibaba.com Ltd.	9,000	15,966
GCL Poly Energy Holdings Ltd.(b)	36,000	25,722
Kingboard Chemical Holdings Co. Ltd.	5,000	27,390
Lenovo Group Ltd.	40,000	23,276
Semiconductor Manufacturing International Corp.(a)	150,000	13,518
Tencent Holdings Ltd.	6,200	176,399
ZTE Corp. Class H	5,280	18,999

		301,270
FINLAND—3.19%
Nokia OYJ	21,140	195,080

		195,080
FRANCE—4.63%
Alcatel-Lucent(a)	15,258	98,538
Atos Origin SA(a)	396	24,443
Cap Gemini SA	998	60,580
Dassault Systemes SA	430	35,036
Neopost SA	206	19,688
STMicroelectronics NV	3,796	44,902

		283,187
GERMANY—6.87%
Infineon Technologies AG	7,524	85,550
SAP AG	4,832	311,841
United Internet AG Registered	1,180	23,161

		420,552
HONG KONG—0.67%
ASM Pacific Technology Ltd.	2,000	26,881
Foxconn International Holdings Ltd.(a)	24,000	14,151

		41,032

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

INDIA—4.15%
Infosys Technologies Ltd. SP ADR	3,070	200,103
Wipro Ltd. SP ADR	3,896	53,648

		253,751
ISRAEL—0.31%
NICE Systems Ltd.(a)	500	18,997

		18,997
JAPAN—28.57%
Advantest Corp.	800	15,746
Brother Industries Ltd.	1,400	21,326
Canon Inc.	6,400	299,729
Citizen Holdings Co. Ltd.	1,600	9,623
FUJIFILM Holdings Corp.	2,600	80,429
Fujitsu Ltd.	10,000	56,815
Hirose Electric Co. Ltd.	200	20,705
Hitachi High-Technologies Corp.	400	8,336
Hitachi Ltd.	26,000	140,350
Hoya Corp.	2,400	51,260
IBIDEN Co. Ltd.	800	26,887
Itochu Techno-Solutions Corp.	200	7,000
Keyence Corp.	200	52,157
Konami Corp.	600	11,802
Konica Minolta Holdings Inc.	3,000	26,288
Kyocera Corp.	1,000	109,564
Mitsumi Electric Co. Ltd.	800	10,205
Murata Manufacturing Co. Ltd.	1,200	86,517
NEC Corp.(a)	16,000	33,325
Nintendo Co. Ltd.	600	141,755
Nippon Electric Glass Co. Ltd.	2,000	30,145
Nomura Research Institute Ltd.	600	12,852
NTT Data Corp.	6	19,684
OBIC Co. Ltd.	40	7,419
Omron Corp.	1,200	32,788
Oracle Corp. Japan	200	8,639
Ricoh Co. Ltd.	4,000	43,875
Rohm Co. Ltd.	600	36,086
Seiko Epson Corp.	800	13,912
Shimadzu Corp.	2,000	17,229
Square Enix Holdings Co. Ltd.	400	6,616
TDK Corp.	800	41,016
Tokyo Electron Ltd.	1,000	57,493
Toshiba Corp.	24,000	126,300
Trend Micro Inc.	600	17,015
Yahoo! Japan Corp.	80	29,174
Yaskawa Electric Corp.	2,000	23,244
Yokogawa Electric Corp.(a)	1,800	14,508

		1,747,814
NETHERLANDS—1.82%
ASML Holding NV	2,688	111,482

		111,482
NORWAY—0.16%
Renewable Energy Corp. ASA(a)	2,820	9,969

		9,969

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

POLAND—0.25%
Asseco Poland SA	766	15,343

		15,343
SOUTH KOREA—12.18%
LG Display Co. Ltd. SP ADR	6,620	117,968
Samsung Electronics Co. Ltd. SP GDR(c)	1,510	627,405

		745,373
SPAIN—0.33%
Amadeus IT Holding SA Class A(a)	158	3,314
Indra Sistemas SA	750	17,047

		20,361
SWEDEN—4.31%
Telefonaktiebolaget LM Ericsson Class B	17,312	263,526

		263,526
SWITZERLAND—0.31%
Logitech International SA Registered(a)	1,368	18,871

		18,871
TAIWAN—19.75%
Advanced Semiconductor Engineering Inc. SP ADR	24,068	142,001
AU Optronics Corp. SP ADR(a)	12,776	103,486
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	37,520	286,653
Siliconware Precision Industries Co. Ltd. SP ADR	14,348	97,279
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	36,306	490,131
United Microelectronics Corp. SP ADR	31,178	88,546

		1,208,096
UNITED KINGDOM—2.58%
ARM Holdings PLC	8,480	87,765
Autonomy Corp. PLC(a)	1,326	35,608
Sage Group PLC (The)	7,250	34,464

		157,837

TOTAL COMMON STOCKS
(Cost: $5,155,808)		6,095,608

SHORT-TERM INVESTMENTS—0.24%

MONEY MARKET FUNDS—0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	8,701	8,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	899	899

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	5,317	5,317

		14,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,917)		14,917

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $5,170,725)		6,110,525
Other Assets, Less Liabilities—0.13%		7,744

NET ASSETS—100.00%		$6,118,269

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—95.78%

AUSTRALIA—13.40%
Alumina Ltd.	7,234	$17,891
Amcor Ltd.	4,472	34,258
BHP Billiton Ltd.	10,396	521,402
BlueScope Steel Ltd.	5,564	10,534
Boral Ltd.	2,516	13,547
Fortescue Metals Group Ltd.	3,750	25,238
Incitec Pivot Ltd.	5,890	24,236
James Hardie Industries SE(a)	1,662	10,731
Macarthur Coal Ltd.	380	4,824
Newcrest Mining Ltd.	2,490	112,948
OneSteel Ltd.	3,962	9,235
Orica Ltd.	1,296	37,698
OZ Minerals Ltd.	8,698	13,707
Rio Tinto Ltd.	1,406	126,493
Sims Metal Management Ltd.	466	8,904

		971,646
AUSTRIA—0.30%
voestalpine AG	436	21,492

		21,492
BELGIUM—0.86%
Solvay SA	248	35,833
Umicore	458	26,313

		62,146
BRAZIL—3.00%
Companhia Siderurgica Nacional SA SP ADR	3,100	49,383
Fibria Celulose SA SP ADR	854	13,792
Vale SA SP ADR	4,618	154,241

		217,416
CANADA—12.94%
Agnico-Eagle Mines Ltd.	506	35,154
Agrium Inc.	518	46,818
Barrick Gold Corp.	3,226	164,283
Centerra Gold Inc.	92	1,707
Eldorado Gold Corp.	1,938	35,968
First Quantum Minerals Ltd.	226	32,114
Franco-Nevada Corp.	382	15,105
Goldcorp Inc.	2,406	134,113
IAMGOLD Corp.	1,218	25,250
Inmet Mining Corp.	124	8,678
Ivanhoe Mines Ltd.(a)	826	21,598
Kinross Gold Corp.	3,827	60,500
Osisko Mining Corp.(a)	218	3,182
Pan American Silver Corp.	284	10,215
Potash Corp. of Saskatchewan Inc.	2,904	163,586
Sherritt International Corp.	814	6,863
Silver Wheaton Corp.	1,092	44,308
Sino-Forest Corp. Class A(a)	738	18,286
Teck Resources Ltd. Class B	1,506	81,629

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

Yamana Gold Inc.	2,248	28,572

		937,929
CHILE—0.77%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	914	55,781

		55,781
CHINA—2.86%
Aluminum Corp. of China Ltd. Class H	16,000	15,016
Angang New Steel Co. Ltd. Class H	4,000	5,134
Anhui Conch Cement Co. Ltd. Class H	6,000	28,310
BBMG Corp. Class H	4,000	6,581
China BlueChemical Ltd. Class H	16,000	13,018
China National Building Material Co. Ltd. Class H	8,000	16,850
China Resources Cement Holdings Ltd.	4,000	4,068
Fosun International Ltd.	10,000	7,892
Fushan International Energy Group Ltd.(b)	12,000	8,420
Hidili Industry International Development Ltd.	6,000	6,064
Huabao International Holdings Ltd.(b)	10,000	14,831
Jiangxi Copper Co. Ltd. Class H	8,000	27,138
Lee & Man Paper Manufacturing Ltd.	10,000	7,184
Maanshan Iron & Steel Co. Ltd. Class H	12,000	6,319
Nine Dragons Paper (Holdings) Ltd.	6,000	6,852
Sinofert Holdings Ltd.(a)(b)	12,000	5,005
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,000	9,681
Zhaojin Mining Industry Co. Ltd. Class H	2,000	9,256
Zijin Mining Group Co. Ltd. Class H	12,000	9,439

		207,058
DENMARK—0.45%
Novozymes A/S Class B	188	32,539

		32,539
FINLAND—0.97%
Outokumpu OYJ	309	5,153
Rautaruukki OYJ	220	5,715
Stora Enso OYJ Class R	1,968	23,752
UPM-Kymmene OYJ	1,746	35,851

		70,471
FRANCE—4.26%
ArcelorMittal	2,668	98,323
Eramet	8	3,155
Imerys SA	144	11,175
L’Air Liquide SA	1,002	148,478
Lafarge SA	672	47,631

		308,762
GERMANY—8.29%
BASF SE	3,110	320,212
HeidelbergCement AG	472	36,155
K+S AG	536	43,442
LANXESS AG	58	5,329
Linde AG	644	116,181
Salzgitter AG	135	10,617
ThyssenKrupp AG	1,138	52,448

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

Wacker Chemie AG	68	16,878

		601,262
HONG KONG—0.09%
China Shanshui Cement Group Ltd.	6,000	6,720

		6,720
INDIA—0.86%
Sterlite Industries (India) Ltd. SP ADR	3,826	62,555

		62,555
INDONESIA—0.60%
PT Aneka Tambang Tbk	22,000	5,844
PT Indocement Tunggal Prakarsa Tbk	8,000	15,880
PT International Nickel Indonesia Tbk	13,000	7,552
PT Semen Gresik (Persero) Tbk	13,000	14,421

		43,697
IRELAND—0.48%
CRH PLC	1,412	35,089

		35,089
ISRAEL—0.80%
Israel Chemicals Ltd.	1,922	34,002
Israel Corp. Ltd. (The)	12	14,906
Makhteshim-Agan Industries Ltd.(a)	1,718	9,276

		58,184
JAPAN—8.82%
Asahi Kasei Corp.	4,000	27,311
Daicel Chemical Industries Ltd.	2,000	12,817
Denki Kagaku Kogyo K.K.	2,000	10,229
Hitachi Chemical Co. Ltd.	400	8,193
JFE Holdings Inc.	1,400	38,063
JSR Corp.	600	12,460
Kaneka Corp.	2,000	14,567
Kansai Paint Co. Ltd.	2,000	17,895
Kobe Steel Ltd.	8,000	19,621
Kuraray Co. Ltd.	1,400	20,308
Maruichi Steel Tube Ltd.	200	4,967
Mitsubishi Chemical Holdings Corp.	4,000	26,966
Mitsubishi Gas Chemical Co. Inc.	2,000	15,504
Mitsubishi Materials Corp.	4,000	13,754
Mitsui Chemicals Inc.	4,000	14,641
Mitsui Mining & Smelting Co. Ltd.	2,000	7,099
Nippon Paper Group Inc.	400	7,971
Nippon Steel Corp.	16,000	49,692
Nissan Chemical Industries Ltd.	400	4,141
Nisshin Steel Co. Ltd.	2,000	3,944
Nitto Denko Corp.	600	31,834
Oji Paper Co. Ltd.	2,000	8,948
Shin-Etsu Chemical Co. Ltd.	1,400	72,467
Showa Denko K.K.	6,000	11,905
Sumitomo Chemical Co. Ltd.	6,000	31,797
Sumitomo Metal Industries Ltd.	10,000	20,952
Sumitomo Metal Mining Co. Ltd.	2,000	35,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

Teijin Ltd.	4,000	19,029
Tokuyama Corp.	2,000	10,328
Toray Industries Inc.	4,000	29,332
Tosoh Corp.	2,000	7,690
Toyo Seikan Kaisha Ltd.	600	10,123
Ube Industries Ltd.	4,000	12,670
Yamato Kogyo Co. Ltd.	200	6,576

		639,214
MEXICO—1.63%
Cemex SAB de CV CPO(a)	33,904	29,341
Grupo Mexico SAB de CV Series B	14,600	50,465
Industrias Penoles SAB de CV	400	15,548
Mexichem SAB de CV	4,800	18,210
Minera Frisco SAB de CV(a)	1,000	4,304

		117,868
NETHERLANDS—1.60%
Akzo Nobel NV	884	68,775
Koninklijke DSM NV	678	46,824

		115,599
NEW ZEALAND—0.47%
Fletcher Building Ltd.	4,588	34,045

		34,045
NORWAY—0.94%
Norsk Hydro ASA	2,988	26,521
Yara International ASA	714	41,880

		68,401
PERU—0.78%
Compania de Minas Buenaventura SA SP ADR	692	28,835
Southern Copper Corp.	734	27,496

		56,331
POLAND—0.39%
KGHM Polska Miedz SA	384	28,289

		28,289
PORTUGAL—0.21%
CIMPOR—Cimentos de Portugal SGPS SA	2,166	14,991

		14,991
RUSSIA—2.31%
Mechel OAO SP ADR	552	15,771
MMC Norilsk Nickel OJSC SP ADR	2,648	73,085
Novolipetsk Steel OJSC SP GDR(c)	338	12,898
Polymetal OJSC SP GDR(a)(c)	566	10,833
Polyus Gold OJSC SP ADR	374	13,632
Severstal SP GDR(c)	884	15,912
Uralkali OJSC SP GDR(c)	606	25,434

		167,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

SOUTH AFRICA—3.67%
African Rainbow Minerals Ltd.	282	9,144
Anglo Platinum Ltd.	212	21,467
AngloGold Ashanti Ltd.	1,256	63,452
ArcelorMittal South Africa Ltd.	416	5,671
Exxaro Resources Ltd.	406	10,934
Gold Fields Ltd.	2,320	41,306
Harmony Gold Mining Co. Ltd.	1,228	18,484
Impala Platinum Holdings Ltd.	1,628	50,672
Kumba Iron Ore Ltd.	280	20,404
Northam Platinum Ltd.(b)	402	2,643
Pretoria Portland Cement Co. Ltd.	2,372	9,002
Sappi Ltd.(a)	2,330	12,663

		265,842
SOUTH KOREA—2.16%
POSCO SP ADR	1,422	156,847

		156,847
SPAIN—0.24%
Acerinox SA	868	17,468

		17,468
SWEDEN—1.07%
Boliden AB(a)	1,024	23,139
Holmen AB Class B	290	10,729
SSAB AB Class A	694	12,435
Svenska Cellulosa AB Class B	2,026	31,126

		77,429
SWITZERLAND—3.30%
Givaudan SA Registered(a)	32	35,447
Holcim Ltd. Registered	816	70,752
Sika AG Bearer	8	20,340
Syngenta AG Registered	320	112,789

		239,328
THAILAND—0.76%
PTT Chemical PCL NVDR	4,200	22,513
Siam Cement PCL NVDR	2,600	32,663

		55,176
TURKEY—0.26%
Eregli Demir ve Celik Fabrikalari TAS(a)	4,672	14,239
Eregli Demir ve Celik Fabrikalari TAS New(a)	1,606	4,588

		18,827
UNITED KINGDOM—16.24%
Anglo American PLC	4,188	217,979
Antofagasta PLC	1,152	26,267
BHP Billiton PLC	7,042	296,520
Eurasian Natural Resources Corp.	648	9,852
Fresnillo PLC	496	13,576
Johnson Matthey PLC	730	24,389
Kazakhmys PLC	546	12,558

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

Lonmin PLC	474	12,903
Randgold Resources Ltd.(a)	314	27,339
Rexam PLC	2,815	18,340
Rio Tinto PLC	4,664	339,178
Vedanta Resources PLC	349	13,534
Xstrata PLC	6,489	164,677

		1,177,112

TOTAL COMMON STOCKS
(Cost: $4,994,461)		6,943,079
PREFERRED STOCKS—3.84%
BRAZIL—3.84%
Bradespar SA	240	6,157
Braskem SA Class A SP ADR(a)	740	22,074
Gerdau SA SP ADR	2,628	31,746
Vale SA Class A SP ADR	7,308	218,509

		278,486

TOTAL PREFERRED STOCKS
(Cost: $212,950)		278,486

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	14,170	14,170
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	1,464	1,464
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	1,278	1,278

		16,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,912)		16,912

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $5,224,323)		7,238,477
Other Assets, Less Liabilities—0.15%		10,807

NET ASSETS—100.00%		$7,249,284

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2011

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—97.23%

AUSTRALIA—1.32%
Telstra Corp. Ltd.	26,188	$83,397

		83,397
AUSTRIA—0.57%
Telekom Austria AG	2,332	36,120

		36,120
BELGIUM—0.70%
Belgacom SA(a)	774	30,493
Mobistar SA	182	13,525

		44,018
CANADA—3.75%
BCE Inc.	1,914	71,529
Rogers Communications Inc. Class B	2,600	98,125
TELUS Corp.	200	10,510
TELUS Corp. NVS	1,130	56,699

		236,863
CHINA—7.62%
China Communications Services Corp. Ltd. Class H	16,000	9,764
China Mobile Ltd.	37,000	340,105
China Telecom Corp. Ltd. Class H	88,000	50,754
China Unicom (Hong Kong) Ltd.	40,000	81,364

		481,987
CZECH REPUBLIC—0.25%
Telefonica O2 Czech Republic AS	628	16,131

		16,131
EGYPT—0.23%
Orascom Telecom Holding SAE SP GDR(b)(c)	4,248	14,656

		14,656
FINLAND—0.34%
Elisa OYJ	898	21,649

		21,649
FRANCE—4.73%
France Telecom SA	11,852	278,437
Iliad SA	160	20,602

		299,039
GERMANY—4.82%
Deutsche Telekom AG Registered	18,318	304,786

		304,786

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2011

GREECE—0.29%
Hellenic Telecommunications Organization SA SP ADR	3,154	18,388

		18,388
HONG KONG—0.28%
PCCW Ltd.	44,000	17,447

		17,447
HUNGARY—0.04%
Magyar Telekom Telecommunications PLC(b)	724	2,468

		2,468
INDONESIA—1.11%
PT Indosat Tbk	13,000	8,121
PT Telekomunikasi Indonesia Tbk	69,000	62,039

		70,160
ISRAEL—1.08%
Bezeq The Israel Telecommunication Corp. Ltd.	13,244	39,351
Cellcom Israel Ltd.	462	14,824
Partner Communications Co. Ltd.	768	14,247

		68,422
ITALY—1.42%
Telecom Italia SpA	59,738	90,134

		90,134
JAPAN—10.57%
KDDI Corp.	18	119,349
Nippon Telegraph and Telephone Corp.	3,200	147,696
NTT DoCoMo Inc.	100	184,003
SoftBank Corp.	5,200	217,254

		668,302
MEXICO—6.11%
America Movil SAB de CV Series L	123,200	352,442
Telefonos de Mexico SAB de CV Series L	35,800	33,559

		386,001
NETHERLANDS—2.58%
Koninklijke KPN NV	10,270	163,260

		163,260
NEW ZEALAND—0.36%
Telecom Corp. of New Zealand Ltd.	12,926	22,701

		22,701
NORWAY—1.42%
Telenor ASA	5,192	89,836

		89,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2011

PHILIPPINE ISLANDS—0.50%
Globe Telecom Inc.	500	10,512
Philippine Long Distance Telephone Co.	360	20,905

		31,417
POLAND—0.46%
Telekomunikacja Polska SA	4,388	29,049

		29,049
PORTUGAL—0.76%
Portugal Telecom SGPS SA Registered	3,908	47,786

		47,786
RUSSIA—1.37%
Mobile TeleSystems OJSC SP ADR	3,274	69,245
Sistema JSFC SP GDR(c)	612	17,252

		86,497
SINGAPORE—2.56%
Singapore Telecommunications Ltd.(a)	56,000	142,950
StarHub Ltd.	8,000	18,785

		161,735
SOUTH AFRICA—4.20%
MTN Group Ltd.	10,344	229,251
Telkom South Africa Ltd.	1,380	8,013
Vodacom Group Ltd.	2,328	28,379

		265,643
SOUTH KOREA—1.30%
KT Corp. SP ADR	1,658	33,657
SK Telecom Co. Ltd. SP ADR	2,552	48,437

		82,094
SPAIN—10.94%
Telefonica SA	25,686	691,656

		691,656
SWEDEN—3.46%
Millicom International Cellular SA SDR	470	51,036
Tele2 AB Class B	2,028	51,042
TeliaSonera AB	14,220	116,404

		218,482
SWITZERLAND—1.30%
Swisscom AG Registered	180	82,264

		82,264
TAIWAN—1.75%
Chunghwa Telecom Co. Ltd. SP ADR	3,499	110,393

		110,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2011

THAILAND—0.36%
Advanced Information Service PCL NVDR	7,400	22,931

		22,931
TURKEY—0.88%
Turk Telekomunikasyon AS	4,388	22,877
Turkcell Iletisim Hizmetleri AS	5,514	32,594

		55,471
UNITED KINGDOM—17.80%
BT Group PLC	47,730	155,879
Cable & Wireless Worldwide PLC	16,796	13,472
Inmarsat PLC	2,824	28,686
Vodafone Group PLC	324,056	927,514

		1,125,551

TOTAL COMMON STOCKS
(Cost: $5,041,015)		6,146,734

PREFERRED STOCKS—2.36%

BRAZIL—1.60%
Brasil Telecom SA SP ADR	468	13,198
Tele Norte Leste Participacoes SA SP ADR	1,608	27,416
TIM Participacoes SA SP ADR	394	18,589
Vivo Participacoes SA SP ADR	998	41,726

		100,929
ITALY—0.76%
Telecom Italia SpA RNC	37,332	48,297

		48,297

TOTAL PREFERRED STOCKS
(Cost: $109,089)		149,226

SHORT-TERM INVESTMENTS—1.11%

MONEY MARKET FUNDS—1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	60,542	60,542
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	6,253	6,253

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	3,164	3,164

		69,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,959)		69,959

TOTAL INVESTMENTS IN SECURITIES—100.70%
(Cost: $5,220,063)		6,365,919
Other Assets, Less Liabilities—(0.70)%		(44,182)

NET ASSETS—100.00%		$6,321,737

NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex US UTILITIES SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—96.70%

AUSTRALIA—1.51%
AGL Energy Ltd.	4,108	$65,366
SP AusNet	21,482	20,570

		85,936
AUSTRIA—0.57%
Verbund AG(a)	714	32,335

		32,335
BRAZIL—1.80%
Centrais Eletricas Brasileiras SA SP ADR	2,212	32,782
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	602	35,229
CPFL Energia SA SP ADR	392	34,668

		102,679
CANADA—2.83%
Canadian Utilities Ltd. Class A	908	51,321
Fortis Inc.	1,826	62,525
TransAlta Corp.	2,136	47,454

		161,300
CHILE—2.01%
Empresa Nacional de Electricidad SA SP ADR	1,080	60,890
Enersis SA SP ADR	2,504	53,486

		114,376
CHINA—1.85%
China Gas Holdings Ltd.	28,000	10,958
China Longyuan Power Group Corp. Ltd. Class H	22,000	22,602
Datang International Power Generation Co. Ltd. Class H(a)	44,000	16,597
Guangdong Investment Ltd.	24,000	12,421
Huaneng Power International Inc. Class H	28,000	15,428
XinAo Gas Holdings Ltd.(a)	8,000	27,396

		105,402
CZECH REPUBLIC—1.19%
CEZ AS	1,184	67,938

		67,938
FINLAND—2.06%
Fortum OYJ	3,404	117,467

		117,467
FRANCE—11.45%
Electricite de France	2,200	92,777
GDF Suez	9,892	405,418
Suez Environnement SA	2,404	55,496

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US UTILITIES SECTOR INDEX FUND

April 30, 2011

Veolia Environnement	2,958	98,983

		652,674
GERMANY—12.11%
E.ON AG	14,074	481,915
RWE AG	3,186	208,237

		690,152
HONG KONG—6.13%
Cheung Kong Infrastructure Holdings Ltd.	6,000	29,237
CLP Holdings Ltd.	17,000	139,850
Hong Kong and China Gas Co. Ltd. (The)	36,000	89,356
Power Assets Holdings Ltd.	13,000	90,961

		349,404
INDIA—1.43%
GAIL (India) Ltd. SP GDR(b)	1,236	81,576

		81,576
INDONESIA—0.98%
PT Perusahaan Gas Negara Tbk	119,000	55,582

		55,582
ITALY—9.77%
A2A SpA	7,660	13,853
Enel Green Power SpA(c)	11,650	34,602
Enel SpA	52,674	376,200
Snam Rete Gas SpA	11,936	74,375
Terna SpA	11,566	57,999

		557,029
JAPAN—12.29%
Chubu Electric Power Co. Inc.	5,000	109,256
Chugoku Electric Power Co. Inc. (The)	2,400	42,416
Electric Power Development Co. Ltd.	800	20,961
Hokkaido Electric Power Co. Inc.	1,400	25,346
Hokuriku Electric Power Co.	1,400	28,297
Kansai Electric Power Co. Inc. (The)	6,000	125,857
Kyushu Electric Power Co. Inc.	2,800	51,624
Osaka Gas Co. Ltd.	14,000	51,417
Shikoku Electric Power Co. Inc.	1,400	35,440
Toho Gas Co. Ltd.	4,000	18,634
Tohoku Electric Power Co. Inc.	3,200	46,971
Tokyo Electric Power Co. Inc. (The)	10,600	55,521
Tokyo Gas Co. Ltd.	20,000	88,489

		700,229
NEW ZEALAND—0.27%
Contact Energy Ltd.(c)	3,186	15,307

		15,307
PHILIPPINE ISLANDS—0.83%
Aboitiz Power Corp.	14,000	10,318
Energy Development Corp.	98,000	15,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US UTILITIES SECTOR INDEX FUND

April 30, 2011

Manila Electric Co.	3,760	21,518

		47,288
POLAND—1.11%
Polska Grupa Energetyczna SA	4,890	44,178
Tauron Polska Energia SA(c)	8,084	18,906

		63,084
PORTUGAL—1.39%
EDP Renovaveis SA(c)	2,060	15,892
Energias de Portugal SA	15,522	63,559

		79,451
RUSSIA—1.28%
RusHydro OJSC SP ADR(c)	14,019	72,829

		72,829
SOUTH KOREA—0.93%
Korea Electric Power Corp. SP ADR(c)	4,362	52,780

		52,780
SPAIN—8.66%
Acciona SA	230	26,800
Enagas SA	1,484	36,779
Gas Natural SDG SA	2,180	44,891
Iberdrola Renovables SA	7,264	33,311
Iberdrola SA	31,560	293,577
Red Electrica Corporacion SA	910	58,161

		493,519
THAILAND—0.30%
Glow Energy PCL NVDR	11,000	16,859

		16,859
UNITED KINGDOM—13.95%
Centrica PLC	38,850	207,943
International Power PLC	11,542	63,645
National Grid PLC	26,518	271,577
Scottish & Southern Energy PLC	6,860	155,384
Severn Trent PLC	1,732	43,362
United Utilities Group PLC	5,038	53,066

		794,977

TOTAL COMMON STOCKS
(Cost: $4,948,662)		5,510,173

PREFERRED STOCKS—2.86%

BRAZIL—2.54%
Centrais Eletricas Brasileiras SA Class B SP ADR	2,024	37,930
Companhia Energetica de Minas Gerais SP ADR	3,534	73,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US UTILITIES SECTOR INDEX FUND

April 30, 2011

Companhia Paranaense de Energia Class B SP ADR	1,202	33,139

		144,823
GERMANY—0.32%
RWE AG NVS	300	18,286

		18,286

TOTAL PREFERRED STOCKS
(Cost: $128,005)		163,109

SHORT-TERM INVESTMENTS—0.60%

MONEY MARKET FUNDS—0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	29,869	29,869
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	3,085	3,085
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	936	936

		33,890

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,890)		33,890

TOTAL INVESTMENTS IN SECURITIES—100.16%		5,707,172
(Cost: $5,110,557)
Other Assets, Less Liabilities—(0.16)%		(8,890)

NET ASSETS—100.00%		$5,698,282

NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—94.75%

CHINA—23.78%
Agile Property Holdings Ltd.(a)	3,068,000	$4,984,572
Agricultural Bank of China Ltd. Class H(b)	11,184,000	6,608,806
Air China Ltd. Class H	2,850,000	2,883,902
Alibaba.com Ltd.(a)	688,000	1,220,537
Aluminum Corp. of China Ltd. Class H(a)	2,544,000	2,387,579
Angang New Steel Co. Ltd. Class H	80,000	102,683
Anhui Conch Cement Co. Ltd. Class H	1,812,000	8,549,591
Anta Sports Products Ltd.	40,000	64,679
Bank of China Ltd. Class H	37,326,000	20,614,931
Bank of Communications Co. Ltd. Class H	5,040,000	5,340,028
BBMG Corp. Class H	997,000	1,640,360
Beijing Capital International Airport Co. Ltd. Class H	80,000	39,446
Beijing Enterprises Holdings Ltd.(a)	349,000	1,853,372
Belle International Holdings Ltd.(a)	3,006,000	5,866,801
Bosideng International Holdings Ltd.	80,000	25,336
Brilliance China Automotive Holdings Ltd.(b)	2,672,000	2,600,587
BYD Co. Ltd. Class H(a)(b)	708,500	2,563,063
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(b)	81,000	214,815
Chaoda Modern Agriculture (Holdings) Ltd.	242,000	150,479
China Agri-Industries Holdings Ltd.(a)	3,036,000	3,462,969
China BlueChemical Ltd. Class H	3,777,500	3,073,511
China CITIC Bank Class H	5,436,000	3,891,055
China Coal Energy Co. Class H	2,413,000	3,361,226
China Communications Construction Co. Ltd. Class H	3,021,000	2,788,580
China Communications Services Corp. Ltd. Class H	80,000	48,818
China Construction Bank Corp. Class H	32,258,390	30,482,592
China COSCO Holdings Co. Ltd. Class H(a)(b)	1,912,000	1,836,284
China Dongxiang (Group) Co. Ltd.	243,000	84,779
China Everbright Ltd.(a)	2,072,000	4,572,079
China Gas Holdings Ltd.	162,000	63,402
China High Speed Transmission Equipment Group Co. Ltd.	81,000	107,199
China Life Insurance Co. Ltd. Class H	5,678,000	20,175,189
China Longyuan Power Group Corp. Ltd. Class H	1,042,000	1,070,493
China Mengniu Dairy Co. Ltd.(a)	1,292,000	3,967,017
China Merchants Bank Co. Ltd. Class H	3,378,493	8,698,937
China Merchants Holdings (International) Co. Ltd.	80,000	368,196
China Minsheng Banking Corp. Ltd. Class H(a)	3,598,500	3,451,365
China Mobile Ltd.	4,509,000	41,446,856
China National Building Material Co. Ltd. Class H	1,336,000	2,813,863
China National Materials Co. Ltd. Class H	40,000	39,394
China Oilfield Services Ltd. Class H(a)	3,054,000	6,039,116
China Overseas Land & Investment Ltd.	3,785,760	7,281,432
China Pacific Insurance (Group) Co. Ltd. Class H	121,400	524,354
China Petroleum & Chemical Corp. Class H	16,700,000	16,812,658
China Railway Construction Corp. Ltd. Class H	162,000	143,071
China Railway Group Ltd. Class H	2,732,000	1,463,144
China Resources Cement Holdings Ltd.	80,000	81,364
China Resources Enterprise Ltd.	1,336,000	5,383,490
China Resources Land Ltd.	162,000	279,469
China Resources Power Holdings Co. Ltd.	162,000	298,239
China Rongsheng Heavy Industry Group Co. Ltd.	162,000	136,606
China Shenhua Energy Co. Ltd. Class H	2,771,000	12,931,761
China Shineway Pharmaceutical Group Ltd.	40,000	96,915
China Shipping Container Lines Co. Ltd. Class H(b)	11,136,000	4,444,307
China Shipping Development Co. Ltd. Class H	80,000	84,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

China Southern Airlines Co. Ltd. Class H(a)(b)	1,426,000	745,347
China Taiping Insurance Holdings Co. Ltd.(a)(b)	570,400	1,567,800
China Telecom Corp. Ltd. Class H	1,214,000	700,180
China Travel International Investment Hong Kong Ltd.(b)	4,872,000	997,281
China Unicom (Hong Kong) Ltd.	1,660,000	3,376,590
China Yurun Food Group Ltd.	1,002,000	3,669,975
China Zhongwang Holdings Ltd.	97,200	49,929
CITIC Pacific Ltd.	374,000	1,117,050
CNOOC Ltd.	14,362,000	35,426,119
COSCO Pacific Ltd.(a)	748,000	1,548,463
CSR Corp Ltd. Class H	121,000	133,499
Datang International Power Generation Co. Ltd. Class H	242,000	91,284
Dongfang Electric Corp. Ltd. Class H	1,127,600	3,709,020
Dongfeng Motor Group Co. Ltd. Class H	4,702,000	7,336,660
Evergrande Real Estate Group Ltd.	1,660,000	1,181,807
Fosun International Ltd.	4,669,000	3,684,661
Franshion Properties (China) Ltd.	2,090,000	651,141
Fushan International Energy Group Ltd.	162,000	113,664
GCL Poly Energy Holdings Ltd.(b)	607,000	433,705
Geely Automobile Holdings Ltd.	200,000	80,076
Golden Eagle Retail Group Ltd.	40,000	104,794
GOME Electrical Appliances Holdings Ltd.(a)(b)	5,293,160	1,901,220
Great Wall Motor Co. Ltd. Class H(a)	1,238,000	2,218,569
Greentown China Holdings Ltd.	40,500	40,565
Guangdong Investment Ltd.(a)	1,336,000	691,426
Guangzhou Automobile Group Co. Ltd. Class H	4,866,855	5,494,917
Guangzhou R&F Properties Co. Ltd. Class H	64,800	88,262
Hengan International Group Co. Ltd.(a)	648,000	5,055,461
Hengdeli Holdings Ltd.	160,000	95,782
Hidili Industry International Development Ltd.	40,000	40,424
Huabao International Holdings Ltd.(a)	1,670,000	2,476,750
Huaneng Power International Inc. Class H	1,416,000	780,226
Industrial and Commercial Bank of China Ltd. Class H	38,895,350	32,898,508
Jiangsu Expressway Co. Ltd. Class H	668,000	707,766
Jiangxi Copper Co. Ltd. Class H	2,385,000	8,090,626
Kingboard Chemical Holdings Co. Ltd.(a)	501,000	2,744,419
Kunlun Energy Co. Ltd.(b)	4,686,000	8,301,066
KWG Property Holdings Ltd.	101,000	72,945
Lee & Man Paper Manufacturing Ltd.	81,000	58,188
Lenovo Group Ltd.(a)	5,200,000	3,025,902
Li Ning Co. Ltd.	60,500	103,591
Longfor Properties Co. Ltd.	1,833,500	2,922,232
Lonking Holdings Ltd.	81,000	59,752
Maanshan Iron & Steel Co. Ltd. Class H(a)	2,268,000	1,194,207
Metallurgical Corp. of China Ltd. Class H(b)	2,536,000	1,074,134
Nine Dragons Paper (Holdings) Ltd.	121,000	138,173
Parkson Retail Group Ltd.(a)	865,000	1,327,411
PetroChina Co. Ltd. Class H	18,036,000	25,912,992
PICC Property and Casualty Co. Ltd. Class H(a)(b)	2,460,000	3,160,667
Ping An Insurance (Group) Co. of China Ltd. Class H	806,000	8,762,900
Poly (Hong Kong) Investments Ltd.	162,000	129,515
Renhe Commercial Holdings Co. Ltd.	728,000	124,651
Semiconductor Manufacturing International Corp.(b)	1,861,000	167,709
Shanghai Electric Group Co. Ltd. Class H	5,940,000	2,951,800
Shanghai Industrial Holdings Ltd.(a)	334,000	1,317,923
Shimao Property Holdings Ltd.	121,500	165,178
Shui On Land Ltd.	2,105,800	932,586
Sino-Ocean Land Holdings Ltd.	263,000	149,316
Sinofert Holdings Ltd.(b)	162,000	67,573
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,858,000	1,867,511
Sinopharm Group Co. Ltd. Class H	48,400	167,614
Sinotruk (Hong Kong) Ltd.	40,500	33,578

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Skyworth Digital Holdings Ltd.	80,000	50,981
Soho China Ltd.(a)	5,949,500	5,139,444
Tencent Holdings Ltd.	991,600	28,212,524
Tingyi (Cayman Islands) Holding Corp.(a)	2,004,000	5,314,692
Tsingtao Brewery Co. Ltd. Class H	622,000	3,303,144
Want Want China Holdings Ltd.(a)	2,247,000	2,016,271
Weichai Power Co. Ltd. Class H	40,000	272,929
XinAo Gas Holdings Ltd.	80,000	273,959
Yanzhou Coal Mining Co. Ltd. Class H	2,964,000	11,562,027
Yuexiu Property Co. Ltd.(b)	324,000	67,990
Zhaojin Mining Industry Co. Ltd. Class H	40,500	187,442
Zhejiang Expressway Co. Ltd. Class H	1,336,000	1,102,498
Zhuzhou CSR Times Electric Co. Ltd. Class H	40,000	158,350
Zijin Mining Group Co. Ltd. Class H	3,094,000	2,433,743
ZTE Corp. Class H	40,400	145,371

		513,989,886
HONG KONG—12.09%
AIA Group Ltd.(b)	4,862,200	16,368,831
ASM Pacific Technology Ltd.	133,600	1,795,643
Bank of East Asia Ltd. (The)	2,204,400	9,109,795
BOC Hong Kong (Holdings) Ltd.	3,300,000	10,366,136
Cathay Pacific Airways Ltd.	1,002,000	2,499,969
Cheung Kong (Holdings) Ltd.	708,000	11,138,267
Cheung Kong Infrastructure Holdings Ltd.	40,000	194,912
China Shanshui Cement Group Ltd.	121,000	135,524
CLP Holdings Ltd.	1,336,000	10,990,576
Country Garden Holdings Co. Ltd.	4,008,000	1,625,367
Esprit Holdings Ltd.	101,200	420,820
Foxconn International Holdings Ltd.(a)(b)	1,042,000	614,393
Hang Lung Group Ltd.	1,247,000	8,396,171
Hang Lung Properties Ltd.	1,670,000	7,438,849
Hang Seng Bank Ltd.	534,400	8,352,150
Henderson Land Development Co. Ltd.	668,000	4,570,807
Hong Kong and China Gas Co. Ltd. (The)	3,006,400	7,462,201
Hong Kong Exchanges and Clearing Ltd.	1,023,000	23,337,402
Power Assets Holdings Ltd.	561,500	3,928,823
Hopewell Holdings Ltd.	1,169,000	3,529,153
Hutchison Whampoa Ltd.	1,336,000	15,256,089
Hysan Development Co. Ltd.	1,544,000	7,205,572
Kerry Properties Ltd.	810,000	4,317,164
Li & Fung Ltd.	2,544,000	13,002,317
Lifestyle International Holdings Ltd.	1,752,000	5,007,261
Link REIT (The)(a)	2,979,500	9,378,544
MTR Corp. Ltd.	688,000	2,506,617
New World Development Co. Ltd.	2,012,000	3,527,916
NWS Holdings Ltd.	2,477,500	3,648,823
Orient Overseas International Ltd.	586,500	4,477,503
PCCW Ltd.	202,000	80,097
Sands China Ltd.(b)	178,000	499,562
Shangri-La Asia Ltd.	3,306,333	9,215,473
Sino Land Co. Ltd.	1,818,000	3,197,111
SJM Holdings Ltd.	81,000	174,564
Sun Hung Kai Properties Ltd.	708,000	11,056,234
Swire Pacific Ltd. Class A	354,000	5,405,067
Wharf (Holdings) Ltd. (The)	1,104,000	8,072,918
Wheelock and Co. Ltd.	1,306,000	5,380,298

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Wing Hang Bank Ltd.(a)	423,000	4,715,974
Wynn Macau Ltd.	1,336,000	4,755,703
Yue Yuen Industrial (Holdings) Ltd.	2,338,000	8,081,685

		261,238,281
INDIA—9.84%
Axis Bank Ltd. SP GDR(c)	14,028	416,492
Dr. Reddy’s Laboratories Ltd. SP ADR	105,213	4,128,558
HDFC Bank Ltd. SP ADR	238,810	41,099,201
ICICI Bank Ltd. SP ADR	738,368	37,213,747
Infosys Technologies Ltd. SP ADR	628,749	40,981,860
Larsen & Toubro Ltd. SP GDR(c)	139,833	5,217,169
Mahanagar Telephone Nigam Ltd. SP ADR(a)(b)	144,433	329,307
Mahindra & Mahindra Ltd. SP GDR	76,820	1,352,032
Ranbaxy Laboratories Ltd. SP GDR(c)	16,700	171,175
Reliance Industries Ltd. SP GDR(d)	992,478	43,659,107
State Bank of India SP GDR	18,704	2,562,448
Sterlite Industries (India) Ltd. SP ADR	247,828	4,051,988
Tata Motors Ltd. SP ADR	183,366	5,031,563
Wipro Ltd. SP ADR(a)	1,925,158	26,509,426

		212,724,073
INDONESIA—4.57%
PT Adaro Energy Tbk	506,000	129,986
PT Aneka Tambang Tbk	6,312,500	1,676,896
PT Astra Agro Lestari Tbk	1,153,000	3,116,762
PT Astra International Tbk	2,448,500	16,053,628
PT Bank Central Asia Tbk	9,951,000	8,598,482
PT Bank Danamon Indonesia Tbk	4,514,500	3,268,321
PT Bank Mandiri Tbk	8,592,551	7,173,837
PT Bank Negara Indonesia (Persero) Tbk	1,641,415	776,241
PT Bank Rakyat Indonesia Tbk	10,168,000	7,658,057
PT Bumi Resources Tbk	14,907,500	5,961,956
PT Charoen Pokphand Indonesia Tbk	425,000	95,779
PT Gudang Garam Tbk	40,500	192,001
PT Indo Tambangraya Megah Tbk	20,000	109,295
PT Indocement Tunggal Prakarsa Tbk	3,236,000	6,423,634
PT Indofood Sukses Makmur Tbk	10,540,000	6,830,570
PT International Nickel Indonesia Tbk	3,647,500	2,118,906
PT Kalbe Farma Tbk	243,000	101,439
PT Perusahaan Gas Negara Tbk	8,684,000	4,056,049
PT Semen Gresik (Persero) Tbk	4,509,000	5,001,810
PT Tambang Batubara Bukit Asam Tbk	2,436,500	6,344,459
PT Telekomunikasi Indonesia Tbk	1,290,000	1,159,855
PT Unilever Indonesia Tbk	989,000	1,766,896
PT United Tractors Tbk	3,700,333	10,045,860

		98,660,719
MALAYSIA—0.34%
AirAsia Bhd(b)	56,600	54,842
Alliance Financial Group Bhd	32,400	34,019
AMMB Holdings Bhd	101,200	217,980
Axiata Group Bhd(b)	165,900	274,446
Berjaya Sports Toto Bhd	40,500	57,701
British American Tobacco (Malaysia) Bhd	8,100	131,263
Bursa Malaysia Bhd	12,100	32,803
CIMB Group Holdings Bhd	259,000	716,141
DiGi.Com Bhd	28,300	277,841
Gamuda Bhd	72,800	91,922
Genting Bhd	129,500	507,157
Genting Malaysia Bhd	169,900	211,084

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Genting Plantations Bhd	12,100	32,681
Hong Leong Bank Bhd(e)	36,400	127,806
Hong Leong Financial Group Bhd	12,100	41,913
IJM Corp. Bhd	44,500	93,146
IOI Corp. Bhd	222,500	397,375
Kuala Lumpur Kepong Bhd	28,300	201,788
Lafarge Malayan Cement Bhd	20,200	49,375
Malayan Banking Bhd	202,300	597,611
Malaysian Airline System Bhd(b)	85,000	52,228
Maxis Communications Bhd	210,400	381,448
MISC Bhd	93,100	245,165
Parkson Holdings Bhd	20,200	39,009
Petronas Chemicals Group Bhd(b)	113,300	276,556
Petronas Gas Bhd	48,600	184,752
PLUS Expressways Bhd	117,300	177,811
PPB Group Bhd	28,300	162,233
Public Bank Bhd Foreign	80,900	357,795
RHB Capital Bhd	16,200	48,458
Sime Darby Bhd	182,100	554,538
SP Setia Bhd	24,300	34,292
Telekom Malaysia Bhd	89,000	119,889
Tenaga Nasional Bhd	174,000	353,052
UMW Holdings Bhd	32,400	76,898
YTL Corp. Bhd	52,600	29,479
YTL Power International Bhd	186,100	141,994

		7,384,491
PHILIPPINE ISLANDS—1.46%
Aboitiz Equity Ventures Inc.	48,600	45,013
Ayala Corp.	244,320	2,231,467
Ayala Land Inc.	2,905,800	1,115,892
Banco de Oro Unibank Inc.	1,613,320	2,046,327
Bank of the Philippine Islands	2,685,294	3,688,281
Energy Development Corp.	16,450,500	2,593,807
Jollibee Foods Corp.	5,745,520	12,682,823
Manila Electric Co.	489,350	2,800,531
Metropolitan Bank & Trust Co.(b)	2,310,046	3,704,384
Philippine Long Distance Telephone Co.	2,225	129,207
SM Investments Corp.	6,470	87,506
SM Prime Holdings Inc.	1,670,000	468,115

		31,593,353
SINGAPORE—8.89%
Ascendas Real Estate Investment Trust	2,407,535	3,998,606
CapitaLand Ltd.(b)	2,004,500	5,576,028
CapitaMall Trust Management Ltd.	3,340,800	5,165,974
CapitaMalls Asia Ltd.	1,336,000	1,934,727
City Developments Ltd.	655,000	6,345,019
ComfortDelGro Corp. Ltd.	3,006,000	3,762,880
COSCO Corp. (Singapore) Ltd.(a)	2,436,000	4,424,561
DBS Group Holdings Ltd.	1,002,500	12,286,725
Fraser and Neave Ltd.	1,799,000	9,228,660
Genting Singapore PLC(b)	7,137,600	12,672,196
Global Logistic Properties Ltd.(b)	81,000	127,903
Golden Agri-Resources Ltd.	8,594,707	4,676,196
Hutchison Port Holdings Trust(b)	1,908,371	1,755,701
Jardine Cycle & Carriage Ltd.	258,000	7,784,856
Keppel Corp. Ltd.	1,469,600	14,308,235
Keppel Land Ltd.	40,000	136,470

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Neptune Orient Lines Ltd.	1,992,000	3,063,989
Noble Group Ltd.	4,108,364	7,495,727
Olam International Ltd.(a)	1,841,000	4,322,905
Oversea-Chinese Banking Corp. Ltd.	2,004,000	15,658,171
SembCorp Industries Ltd.	1,630,000	7,201,473
SembCorp Marine Ltd.	1,845,000	8,558,928
Singapore Airlines Ltd.	40,000	460,790
Singapore Exchange Ltd.	1,002,000	6,394,437
Singapore Press Holdings Ltd.	345,000	1,123,420
Singapore Technologies Engineering Ltd.(a)	3,329,000	8,579,546
Singapore Telecommunications Ltd.	4,170,000	10,644,631
United Overseas Bank Ltd.	1,002,000	16,084,467
UOL Group Ltd.	953,000	3,773,794
Wilmar International Ltd.	1,042,000	4,492,812
Yangzijiang Shipbuilding (Holdings) Ltd.	40,000	59,235

		192,099,062
SOUTH KOREA—18.42%
AmorePacific Corp.	283	285,205
Celltrion Inc.	4,127	141,334
Cheil Industries Inc.	3,682	405,427
CJ CheilJedang Corp.	769	178,320
Daegu Bank	10,120	169,037
Daelim Industrial Co. Ltd.	15,030	1,697,037
Daewoo Engineering & Construction Co. Ltd.(b)	8,500	90,421
Daewoo International Corp.	3,640	141,300
Daewoo Securities Co. Ltd.(b)	10,120	212,948
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	42,280	1,808,928
Dongbu Insurance Co. Ltd.	3,640	173,228
Dongkuk Steel Mill Co. Ltd.	20,040	796,626
Doosan Corp.	1,644	201,732
Doosan Heavy Industries & Construction Co. Ltd.	7,814	436,035
Doosan Infracore Co. Ltd.(b)	38,550	1,064,788
GLOVIS Co. Ltd.	971	138,630
GS Engineering & Construction Corp.	11,833	1,424,399
GS Holdings Corp.	3,722	310,847
Hana Financial Group Inc.	17,800	754,089
Hanjin Heavy Industries & Construction Co. Ltd.(b)	20,040	729,305
Hanjin Shipping Co. Ltd.	4,050	105,251
Hankook Tire Co. Ltd.	6,470	259,307
Hanwha Chemical Corp.	15,630	695,704
Hanwha Corp.	27,380	1,257,030
Honam Petrochemical Corp.	5,507	1,942,468
Hynix Semiconductor Inc.	42,480	1,339,826
Hyosung Corp.	1,902	156,008
Hyundai Department Store Co. Ltd.	1,254	183,715
Hyundai Development Co.	4,860	132,877
Hyundai Engineering & Construction Co. Ltd.	5,341	448,053
Hyundai Heavy Industries Co. Ltd.	14,157	7,067,601
Hyundai Merchant Marine Co. Ltd.	4,050	123,580
Hyundai Mipo Dockyard Co. Ltd.	890	157,794
Hyundai Mobis Co. Ltd.	32,625	10,929,291
Hyundai Motor Co. Ltd.	65,791	15,133,189
Hyundai Securities Co. Ltd.(b)	10,520	133,015
Hyundai Steel Co.	7,367	934,925
Industrial Bank of Korea	13,760	263,862
Kangwon Land Inc.	8,090	183,821
KB Financial Group Inc. SP ADR	779,888	41,560,232
KCC Corp.	445	150,527
Kia Motors Corp.	39,934	2,865,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Korea Electric Power Corp. SP ADR(b)	914,410	11,064,361
Korea Exchange Bank	22,660	192,631
Korea Gas Corp.	2,830	90,183
Korea Investment Holdings Co. Ltd.(b)	23,380	915,216
Korea Life Insurance Co. Ltd.(b)	17,800	122,747
Korea Zinc Co. Ltd.	3,523	1,387,306
Korean Air Lines Co. Ltd.	7,773	475,091
KT Corp. SP ADR	1,531,390	31,087,217
KT&G Corp.	9,751	576,880
LG Chem Ltd.	14,886	7,362,087
LG Corp.	7,769	714,082
LG Display Co. Ltd. SP ADR	1,022,627	18,223,213
LG Electronics Inc.	7,688	738,920
LG Household & Health Care Ltd.	769	309,279
LG Innotek Co. Ltd.	971	97,857
LG Uplus Corp.	25,090	152,415
Lotte Confectionery Co. Ltd.	81	120,028
Lotte Shopping Co. Ltd.	890	405,697
LS Corp.	1,538	170,068
LS Industrial Systems Co. Ltd.	1,335	99,037
Mando Corp.	728	127,713
Mirae Asset Securities Co. Ltd.(b)	6,470	261,420
NCsoft Corp.	1,173	310,312
NHN Corp.(b)	3,399	673,996
OCI Co. Ltd.	3,879	2,316,577
POSCO SP ADR(a)	448,745	49,496,574
S-Oil Corp.	3,358	499,791
S1 Corp.	1,740	84,918
Samsung C&T Corp.	10,075	728,608
Samsung Card Co. Ltd.	3,642	180,800
Samsung Electro-Mechanics Co. Ltd.	5,017	484,542
Samsung Electronics Co. Ltd. SP GDR(a)(c)	215,983	89,740,936
Samsung Engineering Co. Ltd.	2,347	520,144
Samsung Fire & Marine Insurance Co. Ltd.	2,994	642,579
Samsung Heavy Industries Co. Ltd.	36,280	1,641,935
Samsung Life Insurance Co. Ltd.	4,532	410,635
Samsung SDI Co. Ltd.	2,913	520,543
Samsung Securities Co. Ltd.(b)	4,006	334,192
Samsung Techwin Co. Ltd.	3,075	252,795
Seoul Semiconductor Co. Ltd.	3,682	110,118
Shinhan Financial Group Co. Ltd. SP ADR	517,125	50,171,467
SK Broadband Co. Ltd.(b)	17,358	69,649
SK C&C Co. Ltd.	1,214	124,612
SK Energy Co. Ltd.	10,526	2,278,759
SK Holdings Co. Ltd.	4,648	832,750
SK Networks Co. Ltd.	6,880	76,077
SK Telecom Co. Ltd. SP ADR	1,208,412	22,935,660
STX Pan Ocean Co. Ltd.	9,310	75,408
Tong Yang Securities Inc.(b)	6,470	47,454
Woongjin Coway Co. Ltd.	4,860	162,355
Woori Finance Holdings Co. Ltd.	23,470	319,752
Woori Investment & Securities Co. Ltd.(b)	7,280	145,715
Yuhan Corp.	890	119,176

		398,185,593

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

TAIWAN—12.32%
Acer Inc.	243,000	454,800
Advanced Semiconductor Engineering Inc. SP ADR(a)	2,052,512	12,109,821
Advantech Co. Ltd.	40,000	132,409
Asia Cement Corp.	162,000	216,652
ASUSTeK Computer Inc.	40,000	360,354
AU Optronics Corp. SP ADR(b)	542,271	4,392,395
Capital Securities Corp.	121,000	58,940
Catcher Technology Co. Ltd.	334,000	2,099,272
Cathay Financial Holding Co. Ltd.	566,000	944,700
Chang Hwa Commercial Bank Ltd.	283,000	247,045
Cheng Shin Rubber Industry Co. Ltd.	81,000	204,490
Cheng Uei Precision Industry Co. Ltd.	40,000	80,311
Chicony Electronics Co. Ltd.	40,000	78,775
Chimei Innolux Corp.(b)	3,029,000	3,109,541
China Airlines Ltd.(b)	1,670,000	1,067,130
China Development Financial Holding Corp.	769,000	322,224
China Life Insurance Co. Ltd.	81,000	94,609
China Motor Co. Ltd.	334,000	316,057
China Petrochemical Development Corp.(b)	1,002,000	1,247,317
China Steel Corp.	890,000	1,100,127
Chinatrust Financial Holding Co. Ltd.	3,645,000	3,341,001
Chunghwa Picture Tubes Ltd.(b)	3,340,000	447,845
Chunghwa Telecom Co. Ltd. SP ADR	1,420,696	44,822,959
Clevo Co.	40,000	91,485
CMC Magnetics Corp.(b)	324,000	78,742
Compal Electronics Inc.	405,000	458,902
Coretronic Corp.	81,000	123,882
Delta Electronics Inc.	162,000	724,060
E Ink Holdings Inc.(b)	334,000	679,931
E.Sun Financial Holding Co. Ltd.	202,000	143,185
Epistar Corp.	81,000	268,411
Eternal Chemical Co. Ltd.	40,000	48,117
EVA Airways Corp.(b)	1,002,000	921,930
Evergreen International Storage & Transport Corp.	40,000	35,337
Evergreen Marine Corp. Ltd.(b)	81,000	74,952
Everlight Electronics Co. Ltd.	40,000	114,252
Far Eastern Department Stores Co. Ltd.	334,000	590,129
Far Eastern New Century Corp.	1,670,000	2,624,090
Far EasTone Telecommunications Co. Ltd.	162,000	245,785
Farglory Land Development Co. Ltd.	40,000	91,206
Feng Hsin Iron & Steel Co. Ltd.	40,000	72,909
First Financial Holding Co. Ltd.	364,000	337,455
Formosa Chemicals & Fibre Corp.	243,000	980,027
Formosa Petrochemical Corp.	81,000	284,250
Formosa Plastics Corp.	324,000	1,323,673
Formosa Taffeta Co. Ltd.	40,000	43,298
Foxconn Technology Co. Ltd.	81,000	387,485
Fubon Financial Holding Co. Ltd.	445,000	652,618
Giant Manufacturing Co. Ltd.	40,000	159,925
HannStar Display Corp.(b)	486,000	85,530
Highwealth Construction Corp.	40,000	88,831
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	3,491,681	26,676,443
HTC Corp.	334,000	15,161,409
Hua Nan Financial Holdings Co. Ltd.	324,000	259,078
Inotera Memories Inc.(b)	2,004,000	1,004,152
Inventec Co. Ltd.	243,000	130,670
KGI Securities Co. Ltd.	243,000	127,276
Kinsus Interconnect Technology Corp.	40,000	139,532

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

LCY Chemical Corp.	334,000	984,325
Lite-On Technology Corp.	202,000	255,687
Macronix International Co. Ltd.	364,000	238,951
MediaTek Inc.	81,000	895,176
Mega Financial Holding Co. Ltd.	647,000	564,799
MiTAC International Corp.	162,000	68,446
Motech Industries Inc.	40,000	150,846
MStar Semiconductor Inc.(b)	40,000	331,721
Nan Kang Rubber Tire Co. Ltd.(b)	40,000	63,411
Nan Ya Plastics Corp.	1,822,000	5,585,893
Nan Ya Printed Circuit Board Corp.	40,000	130,733
Nanya Technology Corp.(b)	2,004,000	1,014,648
Novatek Microelectronics Corp. Ltd.	81,000	247,482
Pegatron Corp.(b)	121,000	127,597
Polaris Securities Co. Ltd.	1,002,000	720,750
Pou Chen Corp.	162,000	152,731
Powerchip Technology Corp.(b)	4,008,000	862,101
Powertech Technology Inc.	81,000	294,150
President Chain Store Corp.	40,000	219,285
Qisda Corp.(b)	121,000	68,869
Quanta Computer Inc.	243,000	479,407
Realtek Semiconductor Corp.	81,000	161,217
Ruentex Development Co. Ltd.	40,000	66,624
Ruentex Industries Ltd.	40,000	112,855
Shin Kong Financial Holding Co. Ltd.(b)	486,000	212,976
Siliconware Precision Industries Co. Ltd. SP ADR(a)	1,689,488	11,454,729
Sino-American Silicon Products Inc.	40,000	148,052
SinoPac Financial Holdings Co. Ltd.	486,000	230,794
Synnex Technology International Corp.	121,000	308,853
Tainan Spinning Co. Ltd.	40,000	26,817
Taishin Financial Holdings Co. Ltd.(b)	283,000	166,508
Taiwan Business Bank Ltd.(b)	202,000	82,173
Taiwan Cement Corp.	283,000	414,542
Taiwan Cooperative Bank Co. Ltd.	283,000	237,163
Taiwan Fertilizer Co. Ltd.	334,000	1,126,609
Taiwan Glass Industrial Corp.	40,000	65,227
Taiwan Mobile Co. Ltd.	202,000	521,249
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	6,596,261	89,049,524
Tatung Co. Ltd.(b)	2,672,000	1,338,869
Teco Electric and Machinery Co. Ltd.	81,000	57,274
Transcend Information Inc.	40,000	117,325
Tripod Technology Corp.	40,000	189,256
TSRC Corp.	40,000	119,420
Tung Ho Steel Enterprise Corp.	40,000	47,209
U-Ming Marine Transport Corp.	40,000	86,597
Uni-President Enterprises Co.	324,000	466,114
Unimicron Technology Corp.	121,000	199,213
United Microelectronics Corp. SP ADR	2,119,577	6,019,599
Vanguard International Semiconductor Corp.	202,000	103,686
Walsin Lihwa Corp.(b)	2,004,000	1,161,597
Wan Hai Lines Ltd.(b)	81,000	61,941
Winbond Electronics Corp.(b)	1,239,000	390,669
Wintek Corp.(b)	1,002,000	1,462,493
Wistron Corp.	162,000	291,321
WPG Holdings Co. Ltd.	81,000	149,620
Yang Ming Marine Transport Corp.(b)	668,000	565,637

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

Yuanta Financial Holding Co. Ltd.	3,402,000	2,363,944
Yulon Motor Co. Ltd.	334,000	695,092

		266,207,527
THAILAND—3.04%
Advanced Information Service PCL NVDR	52,600	162,998
Bangkok Bank PCL NVDR	492,225	2,803,291
Bank of Ayudhya PCL NVDR	4,439,300	4,275,708
Banpu PCL NVDR	392,300	9,804,214
BEC World PCL NVDR	3,772,500	4,360,176
Charoen Pokphand Foods PCL NVDR	157,800	155,950
CP All PCL NVDR	5,878,900	8,518,004
Glow Energy PCL NVDR	508,900	779,972
Indorama Ventures PCL NVDR	101,200	180,533
IRPC PCL NVDR	12,227,800	2,539,778
Kasikornbank PCL NVDR	1,591,275	6,743,594
Krung Thai Bank PCL NVDR	6,204,700	4,074,108
PTT Aromatics & Refining PCL NVDR	2,444,500	3,378,078
PTT Chemical PCL NVDR	105,500	565,494
PTT Exploration & Production PCL NVDR	1,381,400	8,561,440
PTT PCL NVDR	316,800	3,979,899
Siam Cement PCL NVDR	16,200	203,518
Siam Commercial Bank PCL NVDR	147,700	573,977
Thai Airways International PCL NVDR	245,800	314,970
Thai Oil PCL NVDR	1,324,200	3,748,573

		65,724,275

TOTAL COMMON STOCKS
(Cost: $1,745,995,964)		2,047,807,260

EXCHANGE-TRADED FUNDS—4.86%

UNITED STATES—4.86%
iShares MSCI Malaysia Index Fund(a)(f)	1,759,542	26,410,725
iShares MSCI South Korea Index Fund(a)(f)	708,998	48,899,592
iShares MSCI Taiwan Index Fund(a)(f)	1,864,722	29,835,552

		105,145,869

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $87,071,663)		105,145,869

PREFERRED STOCKS—0.07%

SOUTH KOREA—0.07%
Hyundai Motor Co. Ltd.	1,861	139,794
Hyundai Motor Co. Ltd. Series 2	3,075	246,769
LG Chem Ltd.	647	111,089
LG Electronics Inc.	2,430	81,631
Samsung Electronics Co. Ltd.	1,578	927,672

		1,506,955

TOTAL PREFERRED STOCKS
(Cost: $1,504,099)		1,506,955
SHORT-TERM INVESTMENTS—7.86%
MONEY MARKET FUNDS—7.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(f)(g)(h)	107,582,231	107,582,231
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(f)(g)(h)	11,111,613	11,111,613

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(f)(g)	51,080,948	51,080,948

		169,774,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,774,792)		169,774,792

TOTAL INVESTMENTS IN SECURITIES—107.54%
(Cost: $2,004,346,518)		2,324,234,876
Other Assets, Less Liabilities—(7.54)%		(162,905,977)

NET ASSETS—100.00%		$2,161,328,899

NVDR	- Non-Voting Depositary Receipts
SP ADR	-Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—98.74%

AUSTRALIA—8.71%
AGL Energy Ltd.	1,605,108	$25,540,248
Alumina Ltd.	8,370,888	20,703,150
Amcor Ltd.	4,170,240	31,945,930
AMP Ltd.	9,700,063	58,171,674
Asciano Group	9,915,180	17,903,626
ASX Ltd.	604,902	21,249,392
Australia and New Zealand Banking Group Ltd.	8,741,214	231,783,020
Bendigo and Adelaide Bank Ltd.	1,221,760	12,487,895
BGP Holdings PLC(a)(b)	33,026,812	4,900
BHP Billiton Ltd.	10,981,632	550,773,700
Billabong International Ltd.	729,792	5,390,876
BlueScope Steel Ltd.	6,449,754	12,210,845
Boral Ltd.	2,477,166	13,337,568
Brambles Ltd.	4,854,420	35,752,701
Caltex Australia Ltd.	499,560	7,757,584
CFS Retail Property Trust	6,479,076	12,691,781
Coca-Cola Amatil Ltd.	1,990,638	26,010,762
Cochlear Ltd.	203,082	17,894,998
Commonwealth Bank of Australia	5,284,476	310,608,640
Computershare Ltd.	1,560,582	16,531,734
Crown Ltd.	1,592,076	14,687,498
CSL Ltd.	1,855,974	69,767,808
CSR Ltd.	1,756,418	5,766,411
Dexus Property Group	16,763,496	16,143,724
Fairfax Media Ltd.(c)	7,806,168	11,276,343
Fortescue Metals Group Ltd.	4,337,484	29,192,376
Foster’s Group Ltd.	6,590,934	40,535,891
Goodman Fielder Ltd.	4,840,302	5,694,261
Goodman Group	22,018,650	17,108,246
GPT Group	6,062,052	20,963,471
Harvey Norman Holdings Ltd.	1,984,122	5,819,151
Incitec Pivot Ltd.	5,732,994	23,589,883
Insurance Australia Group Ltd.	7,203,438	28,142,618
James Hardie Industries SE(b)	1,489,992	9,620,384
Leighton Holdings Ltd.	528,520	14,043,215
Lend Lease Group	1,765,836	16,812,259
Macarthur Coal Ltd.	608,160	7,720,266
Macquarie Group Ltd.	1,195,686	46,006,846
MAp Group	1,377,790	4,447,966
Metcash Ltd.	2,599,884	11,551,449
Mirvac Group	11,170,596	15,525,175
National Australia Bank Ltd.	7,300,092	216,338,316
Newcrest Mining Ltd.	2,595,540	117,735,847
OneSteel Ltd.	4,610,070	10,745,919
Orica Ltd.	1,264,104	36,770,051
Origin Energy Ltd.	3,623,988	64,842,680
OZ Minerals Ltd.	10,705,788	16,870,874
Paladin Energy Ltd.(b)	2,261,052	8,165,465
Qantas Airways Ltd.(b)	4,117,026	9,506,541
QBE Insurance Group Ltd.	3,569,682	73,090,304
QR National Ltd.(b)	6,230,382	23,386,501
Ramsay Health Care Ltd.	459,378	9,094,215
Rio Tinto Ltd.	1,483,476	133,463,228
Santos Ltd.	2,849,664	47,152,193
Sims Metal Management Ltd.	554,946	10,603,553
Sonic Healthcare Ltd.	1,285,824	17,617,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

SP AusNet	3,479,544	3,331,861
Stockland Corp. Ltd.	8,160,204	33,755,867
Suncorp Group Ltd.	4,459,116	40,600,235
Tabcorp Holdings Ltd.	2,336,339	19,508,184
Tatts Group Ltd.	4,642,650	11,787,193
Telstra Corp. Ltd.	15,025,896	47,850,868
Toll Holdings Ltd.	2,268,654	13,977,616
Transurban Group	4,416,762	25,617,475
Wesfarmers Ltd.	3,436,104	125,218,064
Wesfarmers Ltd. Partially Protected	507,162	18,665,087
Westfield Group	7,397,832	73,024,308
Westfield Retail Trust	9,908,664	28,735,412
Westpac Banking Corp.	10,183,422	276,822,753
Woodside Petroleum Ltd.	2,127,474	108,959,867
Woolworths Ltd.	4,166,982	120,889,283
WorleyParsons Ltd.	647,256	21,497,662

		3,608,791,107
AUSTRIA—0.35%
Erste Group Bank AG	651,000	32,953,908
IMMOEAST AG Escrow(a)(b)	1,571,072	233
IMMOFINANZ AG(b)	3,468,684	16,519,111
IMMOFINANZ AG Escrow(a)(b)	1,157,632	172
OMV AG(c)	520,194	23,762,489
Raiffeisen International Bank Holding AG(c)	173,760	9,596,247
Telekom Austria AG	1,184,826	18,351,517
Verbund AG(c)	291,048	13,180,661
Vienna Insurance Group AG	169,416	10,129,229
voestalpine AG	389,874	19,217,911

		143,711,478
BELGIUM—0.98%
Ageas	7,639,074	23,221,998
Anheuser-Busch InBev NV	2,501,058	159,740,054
Bekaert NV	133,578	16,743,920
Belgacom SA(c)	525,624	20,708,011
Colruyt SA	267,156	15,443,883
Delhaize Group SA	348,606	30,235,042
Dexia SA(b)	1,902,672	7,593,345
Groupe Bruxelles Lambert SA(c)	292,134	29,016,805
KBC Groep NV(b)	555,108	22,664,327
Mobistar SA	94,482	7,021,292
Solvay SA	213,942	30,912,016
UCB SA	365,645	17,687,268
Umicore	408,358	23,461,156

		404,449,117
DENMARK—1.06%
A.P. Moller - Maersk A/S Class A	1,092	10,749,139
A.P. Moller - Maersk A/S Class B	4,360	44,236,221
Carlsberg A/S Class B	376,842	44,831,352
Coloplast A/S Class B	94,482	13,909,200
Danske Bank A/S(b)	2,110,698	50,808,085
DSV A/S	734,805	19,237,532
Novo Nordisk A/S Class B	1,436,778	181,932,141
Novozymes A/S Class B	175,932	30,449,870
Pandora A/S(c)	200,910	9,064,961
TrygVesta A/S	47,784	3,056,222
Vestas Wind Systems A/S(b)(c)	697,212	24,800,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

William Demant Holding A/S(b)	73,848	6,896,094

		439,970,933
FINLAND—1.08%
Elisa OYJ	462,636	11,153,462
Fortum OYJ	1,519,314	52,429,312
Kesko OYJ Class B	237,834	12,367,413
Kone OYJ Class B	533,226	33,455,376
Metso OYJ	443,088	27,214,931
Neste Oil OYJ	453,948	8,607,041
Nokia OYJ	12,853,896	118,615,672
Nokian Renkaat OYJ	409,422	21,259,651
Orion OYJ Class B	257,382	6,407,477
Outokumpu OYJ	419,196	6,990,373
Pohjola Bank PLC	537,570	7,991,341
Rautaruukki OYJ	292,769	7,605,506
Sampo OYJ Class A	1,437,864	48,466,655
Sanoma OYJ	180,276	3,752,429
Stora Enso OYJ Class R	2,018,874	24,365,968
UPM-Kymmene OYJ	1,785,384	36,659,339
Wartsila OYJ Class B	558,204	21,979,144

		449,321,090
FRANCE—10.30%
Accor SA	518,022	23,056,128
Aeroports de Paris	97,744	9,382,343
Air France-KLM(b)	532,140	9,406,691
Alcatel-Lucent(b)	8,051,604	51,998,161
ALSTOM	693,954	46,221,663
ArcelorMittal	2,917,499	107,517,514
Atos Origin SA(b)	174,846	10,792,403
AXA	5,889,378	132,372,865
BioMerieux SA	21,720	2,366,838
BNP Paribas	3,265,602	258,860,231
Bouygues SA	785,178	39,157,788
Bureau Veritas SA	158,556	13,702,365
Cap Gemini SA	509,334	30,917,341
Carrefour SA	2,044,938	97,114,198
Casino Guichard-Perrachon SA	177,018	18,664,684
Christian Dior SA	211,770	34,041,623
CNP Assurances SA	490,872	11,284,355
Compagnie de Saint-Gobain	1,361,845	94,222,922
Compagnie Generale de Geophysique-Veritas(b)	504,990	17,887,229
Compagnie Generale des Etablissements Michelin Class B	625,026	62,749,630
Credit Agricole SA	3,258,000	54,329,324
Danone SA	1,976,520	145,020,142
Dassault Systemes SA	224,802	18,316,716
Edenred SA(b)	527,796	16,396,822
Eiffage SA	141,180	9,778,392
Electricite de France	866,628	36,546,862
Eramet	18,462	7,280,323
Essilor International SA	704,814	59,100,830
Eurazeo	116,202	9,695,625
European Aeronautic Defence and Space Co. NV(b)	1,402,026	43,452,164
Eutelsat Communications	317,112	13,702,365
Fonciere des Regions	76,020	8,639,200
France Telecom SA	6,310,746	148,257,160
GDF Suez	4,225,626	173,184,991
Gecina SA	67,332	9,724,659
Groupe Eurotunnel SA	1,728,912	18,814,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Icade	72,072	9,260,864
Iliad SA	58,644	7,551,099
Imerys SA	70,590	5,478,287
JCDecaux SA(b)	155,298	5,435,140
Klepierre	316,026	13,006,073
L’Air Liquide SA	963,282	142,741,050
L’Oreal SA	822,102	104,416,014
Lafarge SA	690,884	48,969,169
Lagardere SCA	424,626	18,675,616
Legrand SA	541,914	24,786,819
LVMH Moet Hennessy Louis Vuitton SA	845,994	152,182,929
M6-Metropole Television	155,298	4,129,923
Natixis(b)	3,004,962	17,306,587
Neopost SA	119,460	11,417,214
PagesJaunes Groupe SA(c)	533,063	5,566,810
Pernod Ricard SA	679,836	68,443,927
PPR SA	264,984	47,470,488
PSA Peugeot Citroen SA(b)	557,118	25,341,729
Publicis Groupe SA	446,346	25,335,736
Renault SA(b)	680,922	41,560,289
Safran SA	588,612	22,879,541
Sanofi-Aventis	3,577,284	283,407,660
Schneider Electric SA	827,532	146,467,796
SCOR SE	608,160	18,609,243
SES SA Class A FDR	1,082,742	28,480,698
Societe BIC SA	111,858	10,893,126
Societe Generale	2,163,312	144,940,582
Societe Television Francaise 1	379,014	7,124,408
Sodexo	331,230	25,853,234
STMicroelectronics NV	2,301,234	27,220,710
Suez Environnement SA	969,798	22,387,613
Technip SA	338,832	38,284,966
Thales SA	306,252	13,551,154
Total SA	7,202,352	461,823,483
Unibail-Rodamco SE	300,822	70,493,022
Vallourec SA	379,014	47,340,481
Veolia Environnement	1,213,062	40,592,214
Vinci SA	1,486,734	99,477,926
Vivendi SA	4,251,690	133,630,923

		4,266,491,470
GERMANY—8.45%
Adidas AG	726,534	54,174,553
Allianz SE Registered	1,551,894	244,744,097
Axel Springer AG	45,612	7,484,299
BASF SE	3,148,314	324,156,264
Bayer AG	2,824,686	248,718,339
Bayerische Motoren Werke AG	1,167,450	110,278,296
Beiersdorf AG(c)	337,750	22,032,751
Brenntag AG(b)	106,428	13,105,419
Celesio AG	279,102	6,778,421
Commerzbank AG(b)(c)	2,758,440	17,597,416
Continental AG(b)	182,448	18,343,977
Daimler AG Registered	3,114,648	241,164,388
Deutsche Bank AG Registered	3,193,926	208,968,270
Deutsche Boerse AG	667,890	55,588,469
Deutsche Lufthansa AG Registered(b)	876,402	19,919,527
Deutsche Post AG Registered(b)	2,899,620	57,473,077
Deutsche Telekom AG Registered	9,678,432	161,035,338
E.ON AG	6,133,728	210,028,014
Fraport AG	112,944	9,053,469

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Fresenius Medical Care AG & Co. KGaA	671,148	52,832,657
Fresenius SE	367,068	38,589,094
GEA Group AG	524,538	19,213,875
Hannover Rueckversicherung AG Registered	210,684	12,762,267
HeidelbergCement AG	485,442	37,184,023
Henkel AG & Co. KGaA	432,228	24,579,250
Hochtief AG	161,814	15,347,502
Infineon Technologies AG	3,801,000	43,218,558
K+S AG	501,732	40,664,919
Kabel Deutschland Holding AG(b)	185,706	11,625,291
LANXESS AG	285,618	26,242,401
Linde AG	575,580	103,837,967
MAN SE(b)	365,982	51,088,141
Merck KGaA	219,372	23,276,925
METRO AG	432,228	31,777,321
Muenchener Rueckversicherungs-Gesellschaft AG Registered	639,654	105,765,031
Puma AG(c)	20,634	6,887,837
QIAGEN NV(b)	773,232	16,576,566
RWE AG(c)	1,423,746	93,056,053
Salzgitter AG	140,094	11,017,784
SAP AG	2,928,942	189,023,994
Siemens AG Registered	2,805,138	408,762,521
Suedzucker AG	197,652	6,106,651
ThyssenKrupp AG	1,143,558	52,704,350
TUI AG(b)	509,334	6,504,619
United Internet AG Registered	418,110	8,206,676
Volkswagen AG(b)	115,116	20,562,650
Wacker Chemie AG	54,300	13,477,604

		3,501,536,911
GREECE—0.24%
Alpha Bank AE(b)	2,003,306	11,710,095
Bank of Cyprus Public Co. Ltd.(c)	2,332,728	8,513,656
Coca-Cola Hellenic Bottling Co. SA	423,540	11,725,273
EFG Eurobank Ergasias SA(b)	1,230,419	6,936,710
Hellenic Telecommunications Organization SA SP ADR	1,971,331	11,492,860
National Bank of Greece SA(b)	670,999	5,216,390
National Bank of Greece SA SP ADR(c)	13,059,896	20,765,235
OPAP SA	771,066	16,324,220
Public Power Corp. SA	423,542	7,018,860

		99,703,299
HONG KONG—2.67%
AIA Group Ltd.(b)	26,498,400	89,208,141
ASM Pacific Technology Ltd.(c)	543,000	7,298,162
Bank of East Asia Ltd. (The)(c)	4,995,640	20,644,735
BOC Hong Kong (Holdings) Ltd.	11,946,000	37,525,413
Cathay Pacific Airways Ltd.	2,172,000	5,419,095
Cheung Kong (Holdings) Ltd.	5,430,000	85,424,842
Cheung Kong Infrastructure Holdings Ltd.(c)	1,086,000	5,291,866
CLP Holdings Ltd.(c)	6,516,000	53,603,739
Esprit Holdings Ltd.	4,018,218	16,708,950
Foxconn International Holdings Ltd.(b)(c)	6,516,000	3,842,021
Hang Lung Group Ltd.(c)	2,172,000	14,624,285
Hang Lung Properties Ltd.(c)	8,688,000	38,699,830
Hang Seng Bank Ltd.(c)	2,497,800	39,038,174
Henderson Land Development Co. Ltd.	4,344,000	29,723,930
Hong Kong and China Gas Co. Ltd. (The)	16,290,475	40,434,672
Hong Kong Exchanges and Clearing Ltd.	3,475,200	79,278,727
Power Assets Holdings Ltd.	5,450,000	38,133,722

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Hopewell Holdings Ltd.	726,000	2,191,758
Hutchison Whampoa Ltd.	7,630,000	87,128,714
Hysan Development Co. Ltd.	1,086,000	5,068,168
Kerry Properties Ltd.(c)	2,174,000	11,587,054
Li & Fung Ltd.	8,922,200	45,601,130
Lifestyle International Holdings Ltd.(c)	543,000	1,551,908
Link REIT (The)(c)	7,602,000	23,928,742
MTR Corp. Ltd.	5,973,000	21,761,664
New World Development Co. Ltd.	8,688,599	15,234,914
NWS Holdings Ltd.	4,900,000	7,216,643
Orient Overseas International Ltd.(c)	1,090,000	8,321,361
PCCW Ltd.	3,258,000	1,291,858
Sands China Ltd.(b)(c)	7,819,200	21,944,817
Shangri-La Asia Ltd.	4,724,666	13,168,677
Sino Land Co. Ltd.(c)	4,344,000	7,639,302
SJM Holdings Ltd.	5,430,000	11,702,225
Sun Hung Kai Properties Ltd.	5,430,000	84,795,690
Swire Pacific Ltd. Class A	3,258,000	49,744,941
Wharf (Holdings) Ltd. (The)(c)	5,964,912	43,617,977
Wheelock and Co. Ltd.	2,172,000	8,947,938
Wing Hang Bank Ltd.(c)	543,000	6,053,839
Wynn Macau Ltd.(c)	3,909,600	13,916,839
Yue Yuen Industrial (Holdings) Ltd.(c)	2,172,000	7,507,879

		1,104,824,342
IRELAND—0.25%
Anglo Irish Bank Corp. Ltd.(a)(b)	3,570,811	530
Bank of Ireland(b)	11,896,044	4,941,713
CRH PLC	2,428,296	60,343,895
Elan Corp. PLC(b)	1,791,900	14,275,948
Kerry Group PLC Class A	514,764	21,383,712
Ryanair Holdings PLC	177,504	920,391

		101,866,189
ISRAEL—0.69%
Bank Hapoalim Ltd.(b)	3,281,892	17,242,353
Bank Leumi le-Israel	3,947,610	20,517,261
Bezeq The Israel Telecommunication Corp. Ltd.	5,994,720	17,811,560
Cellcom Israel Ltd.	187,878	6,028,380
Delek Group Ltd. (The)	13,032	3,473,653
Elbit Systems Ltd.	77,106	4,375,977
Israel Chemicals Ltd.	1,550,808	27,434,894
Israel Corp. Ltd. (The)	7,602	9,443,268
Israel Discount Bank Ltd. Class A(b)	2,520,648	5,327,105
Makhteshim-Agan Industries Ltd.(b)	835,450	4,510,785
Mizrahi Tefahot Bank Ltd.	406,164	4,500,475
NICE Systems Ltd.(b)	216,114	8,210,921
Partner Communications Co. Ltd.	316,026	5,862,756
Teva Pharmaceutical Industries Ltd.	3,227,592	150,505,997

		285,245,385
ITALY—2.87%
A2A SpA(c)	4,373,322	7,909,191
Assicurazioni Generali SpA	4,007,340	96,194,804
Atlantia SpA	898,122	22,132,062
Autogrill SpA(b)	455,034	6,531,482
Banca Carige SpA(c)	1,956,850	4,749,608
Banca Monte dei Paschi di Siena SpA(b)(c)	7,527,066	10,217,949
Banco Popolare SpA	5,228,615	15,529,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Enel Green Power SpA(b)	4,939,128	14,670,039
Enel SpA	22,806,000	162,881,632
Eni SpA	8,872,620	237,599,759
Exor SpA	149,868	5,414,081
Fiat Industrial SpA(b)	2,676,246	39,823,908
Fiat SpA	2,739,978	29,288,557
Finmeccanica SpA	1,361,344	18,419,576
Intesa Sanpaolo SpA	26,276,856	87,402,915
Luxottica Group SpA	442,982	14,649,171
Mediaset SpA(c)	2,646,582	17,653,408
Mediobanca SpA	1,653,978	18,870,047
Parmalat SpA(b)	6,158,706	23,354,320
Pirelli & C. SpA	1,001,292	10,435,758
Prysmian SpA	625,536	14,783,763
Saipem SpA	902,466	51,319,991
Snam Rete Gas SpA	4,894,602	30,498,858
Telecom Italia SpA	32,135,826	48,487,225
Tenaris SA	1,626,828	41,102,969
Terna SpA	4,367,765	21,902,459
UniCredit SpA	46,027,938	118,682,913
Unione di Banche Italiane ScpA	2,054,512	18,440,851

		1,188,947,160
JAPAN—19.21%
77 Bank Ltd. (The)	2,180,000	10,021,444
Advantest Corp.	544,200	10,710,961
AEON Co. Ltd.	1,846,200	22,161,681
AEON Credit Service Co. Ltd.	434,490	5,868,881
AEON Mall Co. Ltd.	325,800	7,741,464
Aisin Seiki Co. Ltd.	651,600	22,879,078
Ajinomoto Co. Inc.	2,180,000	23,992,359
Alfresa Holdings Corp.	108,600	3,810,503
All Nippon Airways Co. Ltd.	2,176,000	6,355,829
Amada Co. Ltd.	2,180,000	17,383,042
Aozora Bank Ltd.	3,258,000	7,026,744
Asahi Breweries Ltd.	1,303,200	24,300,488
Asahi Glass Co. Ltd.	3,673,000	46,444,392
Asahi Kasei Corp.	4,360,000	29,768,795
Astellas Pharma Inc.	1,520,490	57,903,797
Bank of Kyoto Ltd. (The)	2,172,000	20,022,874
Bank of Yokohama Ltd. (The)	4,381,000	21,597,239
Benesse Holdings Inc.	327,000	13,581,341
Bridgestone Corp.	2,063,400	45,011,314
Brother Industries Ltd.	651,600	9,925,778
Canon Inc.	3,692,400	172,924,821
Canon Marketing Japan Inc.	77,000	851,232
Casio Computer Co. Ltd.	760,200	6,014,893
Central Japan Railway Co.	5,450	41,039,561
Chiba Bank Ltd. (The)	3,258,000	19,152,896
Chubu Electric Power Co. Inc.	2,172,000	47,460,636
Chugai Pharmaceutical Co. Ltd.	760,200	12,507,604
Chugoku Electric Power Co. Inc. (The)	868,800	15,354,439
Chuo Mitsui Trust Holdings Inc.	11,383,600	38,721,637
Citizen Holdings Co. Ltd.	868,800	5,225,221
Coca-Cola West Co. Ltd.	384,600	7,929,946
Cosmo Oil Co. Ltd.	1,086,000	3,546,833
Credit Saison Co. Ltd.	543,000	9,054,461
Dai Nippon Printing Co. Ltd.	2,180,000	25,953,660
Dai-ichi Life Insurance Co. Ltd. (The)	24,978	41,004,062
Daicel Chemical Industries Ltd.	1,090,000	6,985,457
Daido Steel Co. Ltd.	1,453,000	8,255,275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Daiichi Sankyo Co. Ltd.	2,172,095	42,430,005
Daikin Industries Ltd.	760,200	24,040,833
Dainippon Sumitomo Pharma Co. Ltd.	108,600	1,035,943
Daito Trust Construction Co. Ltd.	325,800	25,898,570
Daiwa House Industry Co. Ltd.	2,172,000	26,045,797
Daiwa Securities Group Inc.	5,450,000	23,374,415
Dena Co. Ltd.	217,200	8,097,486
Denki Kagaku Kogyo K.K.	1,086,000	5,554,474
Denso Corp.	1,629,000	54,326,769
Dentsu Inc.	651,600	17,249,652
Dowa Holdings Co. Ltd.	1,094,150	7,119,931
East Japan Railway Co.	1,194,600	65,884,089
Eisai Co. Ltd.	868,800	31,479,813
Electric Power Development Co. Ltd.	545,000	14,279,887
Elpida Memory Inc.(b)(c)	543,000	8,043,949
FamilyMart Co. Ltd.	327,000	11,783,929
Fanuc Ltd.	678,400	112,453,537
Fast Retailing Co. Ltd.	217,200	34,022,825
Fuji Electric Holdings Co. Ltd.	2,172,000	6,745,674
Fuji Heavy Industries Ltd.	2,172,000	16,114,666
Fuji Media Holdings Inc.	2,176	2,888,282
FUJIFILM Holdings Corp.	1,629,000	50,391,792
Fujitsu Ltd.	6,516,000	37,020,902
Fukuoka Financial Group Inc.	3,263,000	13,431,624
Furukawa Electric Co. Ltd.	2,180,000	8,597,486
Gree Inc.	217,200	4,416,810
GS Yuasa Corp.(c)	1,086,000	7,388,119
Gunma Bank Ltd. (The)	2,180,000	11,740,942
Hachijuni Bank Ltd. (The)	865,000	5,138,403
Hakuhodo DY Holdings Inc.	40,780	2,115,896
Hamamatsu Photonics K.K.	217,200	8,499,014
Hankyu Hanshin Holdings Inc.	4,356,000	19,219,226
Hino Motors Ltd.	1,090,000	5,118,191
Hirose Electric Co. Ltd.	109,500	11,335,963
Hiroshima Bank Ltd. (The)	3,258,000	14,173,946
Hisamitsu Pharmaceutical Co. Inc.	108,600	4,510,500
Hitachi Chemical Co. Ltd.	217,200	4,448,933
Hitachi Construction Machinery Co. Ltd.	326,200	7,903,737
Hitachi High-Technologies Corp.	217,200	4,526,561
Hitachi Ltd.	15,204,000	82,072,369
Hokkaido Electric Power Co. Inc.	217,200	3,932,300
Hokuhoku Financial Group Inc.	5,430,000	10,305,891
Hokuriku Electric Power Co.	325,800	6,585,063
Honda Motor Co. Ltd.	5,538,600	217,748,755
Hoya Corp.	1,520,400	32,472,926
IBIDEN Co. Ltd.	434,400	14,599,566
Idemitsu Kosan Co. Ltd.	109,200	12,771,851
IHI Corp.	4,344,000	10,921,568
INPEX Corp.	7,602	57,712,990
Isetan Mitsukoshi Holdings Ltd.(b)	1,194,600	11,483,707
Isuzu Motors Ltd.	4,344,000	18,523,835
ITO EN Ltd.	235,800	4,158,612
ITOCHU Corp.	4,778,400	49,409,386
Itochu Techno-Solutions Corp.	218,000	7,630,269
J. Front Retailing Co. Ltd.	2,172,600	9,344,804
Japan Petroleum Exploration Co. Ltd.	108,600	5,286,788
Japan Prime Realty Investment Corp.	1,086	3,075,706
Japan Real Estate Investment Corp.	1,178	11,658,048

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Japan Retail Fund Investment Corp.	3,258	5,256,004
Japan Steel Works Ltd. (The)	1,088,000	8,715,800
Japan Tobacco Inc.	15,204	58,837,269
JFE Holdings Inc.	1,520,475	41,338,031
JGC Corp.	1,090,000	26,853,710
Joyo Bank Ltd. (The)	3,270,000	13,097,732
JS Group Corp.	978,380	23,440,605
JSR Corp.	574,300	11,926,245
JTEKT Corp.	434,400	5,610,688
Jupiter Telecommunications Co. Ltd.	5,430	5,828,851
JX Holdings Inc.	7,167,600	49,644,949
Kajima Corp.	3,258,000	9,275,302
Kamigumi Co. Ltd.	1,090,000	9,269,164
Kaneka Corp.	1,086,000	7,910,106
Kansai Electric Power Co. Inc. (The)	2,606,400	54,672,083
Kao Corp.	1,846,200	46,052,610
Kawasaki Heavy Industries Ltd.	5,450,000	22,366,897
Kawasaki Kisen Kaisha Ltd.	2,172,000	7,227,508
KDDI Corp.	9,774	64,806,655
Keihin Electric Express Railway Co. Ltd.	2,180,000	15,099,334
Keio Corp.	2,180,000	12,197,683
Keisei Electric Railway Co. Ltd.	224,000	1,289,228
Keyence Corp.	127,849	33,340,952
Kikkoman Corp.	1,090,000	10,773,724
Kinden Corp.	1,090,000	9,269,164
Kintetsu Corp.(c)	6,540,000	19,586,147
Kirin Holdings Co. Ltd.	3,270,000	45,459,206
Kobe Steel Ltd.	8,728,000	21,405,866
Komatsu Ltd.	3,040,800	106,431,748
Konami Corp.	436,000	8,575,992
Konica Minolta Holdings Inc.	1,629,000	14,274,328
Kubota Corp.	4,360,000	41,375,401
Kuraray Co. Ltd.	1,303,200	18,903,949
Kurita Water Industries Ltd.	436,200	12,687,109
Kyocera Corp.	543,000	59,493,098
Kyowa Hakko Kirin Co. Ltd.	1,086,000	10,787,725
Kyushu Electric Power Co. Inc.	1,526,000	28,135,272
Lawson Inc.	327,000	15,979,233
Makita Corp.	436,800	19,945,083
Marubeni Corp.	6,516,000	47,059,108
Marui Group Co. Ltd.	760,200	5,227,897
Maruichi Steel Tube Ltd.	108,600	2,696,931
Matsui Securities Co. Ltd.	434,400	2,125,423
Mazda Motor Corp.(b)	5,430,000	12,380,454
McDonald’s Holdings Co. (Japan) Ltd.	136,400	3,486,488
Medipal Holdings Corp.	108,600	898,085
Meiji Holdings Co. Ltd.	254,652	10,858,959
Minebea Co. Ltd.	1,094,000	5,878,531
Miraca Holdings Inc.	217,200	8,217,944
Mitsubishi Chemical Holdings Corp.	3,801,000	25,624,193
Mitsubishi Corp.	4,452,600	119,573,766
Mitsubishi Electric Corp.	6,925,000	76,043,567
Mitsubishi Estate Co. Ltd.	4,349,000	75,466,995
Mitsubishi Gas Chemical Co. Inc.	2,172,000	16,837,417
Mitsubishi Heavy Industries Ltd.	9,774,000	46,376,510
Mitsubishi Materials Corp.	4,344,000	14,936,850
Mitsubishi Motors Corp.(b)	13,068,000	15,944,442
Mitsubishi Tanabe Pharma Corp.	1,086,000	17,868,006

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Mitsubishi UFJ Financial Group Inc.	41,811,080	199,419,373
Mitsubishi UFJ Lease & Finance Co. Ltd.	206,340	8,201,214
Mitsui & Co. Ltd.	5,647,200	99,664,659
Mitsui Chemicals Inc.	2,180,000	7,979,542
Mitsui Engineering & Shipbuilding Co. Ltd.	3,270,000	8,060,143
Mitsui Fudosan Co. Ltd.	3,258,000	55,611,659
Mitsui Mining & Smelting Co. Ltd.	3,270,000	11,606,606
Mitsui O.S.K. Lines Ltd.	4,377,000	24,274,710
Mitsumi Electric Co. Ltd.	325,800	4,155,817
Mizuho Financial Group Inc.	65,920,200	103,990,456
Mizuho Securities Co. Ltd.(b)	1,086,000	2,743,776
Mizuho Trust & Banking Co. Ltd.	6,008,000	5,035,051
MS&AD Insurance Group Holdings Inc.	1,846,288	42,982,968
Murata Manufacturing Co. Ltd.	763,400	55,039,315
Nabtesco Corp.	325,800	8,207,237
Namco Bandai Holdings Inc.	760,200	8,357,141
NEC Corp.(b)	8,656,000	18,028,888
NGK Insulators Ltd.	1,086,000	18,657,678
NGK Spark Plug Co. Ltd.	524,000	7,265,221
Nidec Corp.	436,000	37,828,938
Nikon Corp.	1,090,000	22,716,170
Nintendo Co. Ltd.	325,800	76,972,960
Nippon Building Fund Inc.	2,172	21,816,367
Nippon Electric Glass Co. Ltd.	1,221,500	18,411,320
Nippon Express Co. Ltd.	3,270,000	12,936,529
Nippon Meat Packers Inc.	1,090,000	15,018,733
Nippon Paper Group Inc.	326,700	6,510,647
Nippon Sheet Glass Co. Ltd.	2,172,000	6,370,914
Nippon Steel Corp.	17,465,000	54,241,804
Nippon Telegraph and Telephone Corp.	1,629,000	75,186,160
Nippon Yusen K.K.	4,344,000	15,954,055
Nishi-Nippon City Bank Ltd. (The)	3,259,000	9,157,653
Nissan Chemical Industries Ltd.	217,200	2,248,558
Nissan Motor Co. Ltd.	8,253,600	78,731,654
Nisshin Seifun Group Inc.	1,147,200	14,265,773
Nisshin Steel Co. Ltd.	3,258,000	6,424,452
Nissin Foods Holdings Co. Ltd.	327,000	11,558,245
Nitori Holdings Co. Ltd.	108,600	9,355,608
Nitto Denko Corp.	654,000	34,698,915
NKSJ Holdings Inc.	5,054,600	32,268,706
NOK Corp.	436,400	7,449,026
Nomura Holdings Inc.	11,294,400	57,348,938
Nomura Real Estate Holdings Inc.	217,200	3,319,300
Nomura Research Institute Ltd.	217,200	4,652,374
NSK Ltd.	2,180,000	19,236,875
NTN Corp.	2,180,000	10,397,584
NTT Data Corp.	4,360	14,304,067
NTT DoCoMo Inc.	47,784	87,923,973
NTT Urban Development Corp.	1,086	894,070
Obayashi Corp.	2,172,000	9,128,075
OBIC Co. Ltd.	21,850	4,052,779
Odakyu Electric Railway Co. Ltd.	2,172,000	17,506,631
Oji Paper Co. Ltd.	3,270,000	14,629,159
Olympus Corp.	760,200	21,380,039
Omron Corp.	760,200	20,771,055
Ono Pharmaceutical Co. Ltd.	108,600	5,507,629
Oracle Corp. Japan	108,600	4,691,188
Oriental Land Co. Ltd.	218,000	18,430,860
ORIX Corp.	314,940	30,702,186

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Osaka Gas Co. Ltd.	7,630,000	28,022,430
Otsuka Holdings Co. Ltd.	868,800	23,256,515
Panasonic Corp.	7,493,468	92,167,625
Rakuten Inc.	22,806	20,967,804
Resona Holdings Inc.	6,190,200	29,142,918
Ricoh Co. Ltd.	2,394,000	26,259,058
Rinnai Corp.	108,600	7,133,818
Rohm Co. Ltd.	325,800	19,594,577
Sankyo Co. Ltd.	217,200	11,216,022
Santen Pharmaceutical Co. Ltd.	108,600	4,182,586
Sapporo Hokuyo Holdings Inc.	1,520,400	6,708,198
Sapporo Holdings Ltd.	1,094,000	4,368,450
SBI Holdings Inc.	54,300	5,808,775
Secom Co. Ltd.	760,200	37,616,502
Sega Sammy Holdings Inc.	651,638	11,243,446
Seiko Epson Corp.	434,400	7,554,084
Sekisui Chemical Co. Ltd.	2,180,000	18,108,455
Sekisui House Ltd.	2,180,000	20,875,770
Senshu Ikeda Holdings Inc.	1,086,000	1,606,113
Seven & I Holdings Co. Ltd.	2,497,880	62,277,683
Seven Bank Ltd.	700	1,319,941
Sharp Corp.	3,258,000	29,753,241
Shikoku Electric Power Co. Inc.	217,200	5,498,260
Shimamura Co. Ltd.	108,600	10,131,895
Shimano Inc.	327,000	17,450,209
Shimizu Corp.	2,172,000	9,154,843
Shin-Etsu Chemical Co. Ltd.	1,411,800	73,078,137
Shinko Electric Industries Co. Ltd.	108,600	1,105,541
Shinsei Bank Ltd.	3,258,000	3,894,824
Shionogi & Co. Ltd.	977,400	15,804,151
Shiseido Co. Ltd.	1,194,600	19,743,143
Shizuoka Bank Ltd. (The)	2,785,000	25,262,016
Showa Denko K.K.	4,360,000	8,651,220
Showa Shell Sekiyu K.K.	543,000	5,889,081
SMC Corp.	218,000	39,629,036
SoftBank Corp.	2,715,000	113,431,723
Sojitz Corp.	3,366,600	6,389,652
Sony Corp.	3,258,000	90,745,378
Sony Financial Holdings Inc.	652,200	12,048,901
Square Enix Holdings Co. Ltd.	208,100	3,441,831
Stanley Electric Co. Ltd.	574,300	9,604,697
Sumco Corp.(b)	434,400	8,287,543
Sumitomo Chemical Co. Ltd.	5,430,000	28,776,189
Sumitomo Corp.	3,583,800	48,894,092
Sumitomo Electric Industries Ltd.	2,280,600	31,507,920
Sumitomo Heavy Industries Ltd.	2,180,000	14,185,852
Sumitomo Metal Industries Ltd.	10,860,000	22,753,266
Sumitomo Metal Mining Co. Ltd.	2,172,000	38,466,404
Sumitomo Mitsui Financial Group Inc.	4,344,000	133,575,055
Sumitomo Realty & Development Co. Ltd.	1,404,000	28,740,991
Sumitomo Rubber Industries Inc.	543,000	6,056,384
Suruga Bank Ltd.	1,090,000	9,067,661
Suzuken Co. Ltd.	327,040	8,121,587
Suzuki Motor Corp.	1,086,000	25,671,038
Sysmex Corp.	217,200	7,562,115
T&D Holdings Inc.	814,500	19,986,067
Taisei Corp.	2,172,000	5,059,256
Taisho Pharmaceutical Co. Ltd.	1,086,000	25,483,658
Taiyo Nippon Sanso Corp.	1,090,000	8,758,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Takashimaya Co. Ltd.	1,186,000	8,083,042
Takeda Pharmaceutical Co. Ltd.	2,389,200	115,425,980
TDK Corp.	452,000	23,173,774
Teijin Ltd.	3,270,000	15,556,076
Terumo Corp.	654,000	36,270,643
THK Co. Ltd.	325,800	8,259,436
Tobu Railway Co. Ltd.	3,270,000	12,694,725
Toho Co. Ltd.	651,600	9,781,228
Toho Gas Co. Ltd.	1,086,000	5,059,256
Tohoku Electric Power Co. Inc.	1,738,500	25,518,283
Tokio Marine Holdings Inc.	2,389,200	66,222,711
Tokuyama Corp.	1,090,000	5,628,666
Tokyo Electric Power Co. Inc. (The)	4,344,000	22,753,266
Tokyo Electron Ltd.	543,000	31,218,819
Tokyo Gas Co. Ltd.	8,688,000	38,439,635
Tokyo Steel Manufacturing Co. Ltd.	545,000	5,863,754
Tokyo Tatemono Co. Ltd.	1,086,000	3,894,824
Tokyu Corp.	4,360,000	17,947,252
Tokyu Land Corp.	2,180,000	9,349,766
TonenGeneral Sekiyu K.K.	1,086,000	13,437,811
Toppan Printing Co. Ltd.	2,180,000	17,033,769
Toray Industries Inc.	5,450,000	39,964,876
Toshiba Corp.	14,118,000	74,296,105
Tosoh Corp.	2,180,000	8,382,549
TOTO Ltd.	1,094,000	8,507,690
Toyo Seikan Kaisha Ltd.	651,600	10,993,843
Toyoda Gosei Co. Ltd.	327,000	7,113,076
Toyota Boshoku Corp.	108,600	1,683,742
Toyota Industries Corp.	760,200	22,954,030
Toyota Motor Corp.	9,339,600	371,788,366
Toyota Tsusho Corp.	763,000	12,610,094
Trend Micro Inc.	434,400	12,318,886
Tsumura & Co.	217,200	6,732,290
Ube Industries Ltd.	4,360,000	13,809,712
Unicharm Corp.	434,400	17,185,408
UNY Co. Ltd.	108,600	946,268
Ushio Inc.	325,800	6,593,093
USS Co. Ltd.	97,740	7,480,471
West Japan Railway Co.	6,544	23,670,988
Yahoo! Japan Corp.	45,612	16,633,708
Yakult Honsha Co. Ltd.	325,800	9,002,263
Yamada Denki Co. Ltd.	249,780	17,300,513
Yamaguchi Financial Group Inc.	1,096,000	9,846,981
Yamaha Corp.	682,700	8,523,233
Yamaha Motor Co. Ltd.(b)	868,800	16,457,303
Yamato Holdings Co. Ltd.	1,411,800	22,410,629
Yamato Kogyo Co. Ltd.	108,600	3,570,924
Yaskawa Electric Corp.	1,090,000	12,667,858
Yokogawa Electric Corp.(b)	760,200	6,127,321

		7,958,234,335
NETHERLANDS—2.57%
AEGON NV(b)	5,718,876	45,485,544
Akzo Nobel NV	809,070	62,945,645
ASML Holding NV	1,531,260	63,507,548
Corio NV	178,104	12,633,082
Delta Lloyd NV(c)	182,448	4,809,982
Fugro NV CVA	235,374	21,626,014
Heineken Holding NV	304,080	16,076,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Heineken NV	879,660	52,744,155
ING Groep NV CVA(b)	13,182,954	174,068,285
Koninklijke Ahold NV	4,029,060	56,660,860
Koninklijke DSM NV	554,946	38,325,455
Koninklijke KPN NV	5,398,506	85,818,846
Koninklijke Philips Electronics NV	3,374,202	100,219,460
Randstad Holding NV	364,896	20,560,846
Reed Elsevier NV	2,315,352	30,389,948
Royal Boskalis Westminster NV CVA	221,544	11,801,354
Royal Vopak NV	203,082	9,749,826
SBM Offshore NV(b)	572,268	16,772,330
TNT NV	1,280,394	31,580,732
Unilever NV CVA	5,560,320	183,299,275
Wolters Kluwer NV	1,128,640	26,339,108

		1,065,414,426
NEW ZEALAND—0.10%
Auckland International Airport Ltd.	2,938,716	5,267,762
Contact Energy Ltd.(b)	470,238	2,259,177
Fletcher Building Ltd.	2,243,676	16,649,117
Sky City Entertainment Group Ltd.	1,912,446	5,497,367
Telecom Corp. of New Zealand Ltd.	7,277,286	12,780,395

		42,453,818
NORWAY—0.94%
Aker Solutions ASA(b)	550,602	13,305,125
DnB NOR ASA	3,293,838	53,628,880
Norsk Hydro ASA	3,068,507	27,235,009
Orkla ASA	2,710,656	27,499,521
Renewable Energy Corp. ASA(b)(c)	1,933,080	6,833,422
Seadrill Ltd.	982,830	34,874,280
Statoil ASA	3,822,720	112,002,657
Subsea 7 SA	956,766	25,201,842
Telenor ASA	2,899,620	50,171,415
Yara International ASA	670,062	39,302,937

		390,055,088
PORTUGAL—0.27%
Banco Comercial Portugues SA Registered(b)(c)	10,111,746	8,085,965
Banco Espirito Santo SA Registered(c)	1,973,262	8,325,901
BRISA - Auto-estradas de Portugal SA(b)(c)	841,650	5,640,252
CIMPOR - Cimentos de Portugal SGPS SA	192,222	1,330,368
EDP Renovaveis SA(b)(c)	1,003,464	7,741,445
Energias de Portugal SA	6,927,594	28,366,674
Galp Energia SGPS SA Class B	750,426	16,816,883
Jeronimo Martins SGPS SA	638,568	10,496,967
Portugal Telecom SGPS SA Registered	2,117,700	25,894,883

		112,699,338
SINGAPORE—1.70%
Ascendas Real Estate Investment Trust	5,430,000	9,018,531
CapitaLand Ltd.(b)	7,602,000	21,146,901
CapitaMall Trust Management Ltd.	5,430,000	8,396,564
CapitaMalls Asia Ltd.	4,344,000	6,290,759
City Developments Ltd.	2,172,000	21,040,278
ComfortDelGro Corp. Ltd.	9,774,000	12,234,993
COSCO Corp. (Singapore) Ltd.(c)	3,258,000	5,917,578
DBS Group Holdings Ltd.	6,566,000	80,473,455
Fraser and Neave Ltd.	4,344,150	22,284,983
Genting Singapore PLC(b)	20,634,000	36,633,897
Global Logistic Properties Ltd.(b)	5,430,000	8,574,269

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Golden Agri-Resources Ltd.	22,806,194	12,408,361
Hutchison Port Holdings Trust(b)	17,376,000	15,985,920
Keppel Corp. Ltd.	4,796,000	46,694,539
Keppel Land Ltd.(c)	1,086,000	3,705,150
Neptune Orient Lines Ltd.	2,172,000	3,340,855
Noble Group Ltd.	12,242,727	22,336,904
Olam International Ltd.	4,392,000	10,312,980
Oversea-Chinese Banking Corp. Ltd.	9,774,200	76,370,309
SembCorp Industries Ltd.	1,086,000	4,798,036
SembCorp Marine Ltd.(c)	1,086,000	5,037,938
Singapore Airlines Ltd.	2,172,200	25,023,175
Singapore Exchange Ltd.	3,264,000	20,829,781
Singapore Press Holdings Ltd.(c)	6,931,750	22,571,786
Singapore Technologies Engineering Ltd.	7,602,000	19,591,982
Singapore Telecommunications Ltd.	26,064,285	66,533,499
United Overseas Bank Ltd.	4,344,000	69,731,463
UOL Group Ltd.	3,519,000	13,934,923
Wilmar International Ltd.(c)	6,516,000	28,095,169
Yangzijiang Shipbuilding (Holdings) Ltd.	4,344,000	6,432,923

		705,747,901
SPAIN—3.66%
Abertis Infraestructuras SA	1,008,894	23,941,243
Acciona SA	94,482	11,009,228
Acerinox SA(c)	332,316	6,687,872
Actividades de Construcciones y Servicios SA	489,786	24,680,553
Amadeus IT Holding SA Class A(b)	692,868	14,535,060
Banco Bilbao Vizcaya Argentaria SA	14,537,094	186,772,270
Banco de Sabadell SA(c)	3,282,978	14,577,787
Banco de Valencia SA(b)(c)	760,043	3,078,348
Banco Popular Espanol SA(c)	2,909,394	17,472,697
Banco Santander SA	27,774,190	355,276,374
Banco Santander SA London	652,048	8,317,300
Bankinter SA(c)	929,616	6,951,060
Criteria CaixaCorp SA(c)	3,141,798	23,235,944
Enagas SA	648,342	16,068,212
Ferrovial SA	1,577,958	21,802,282
Fomento de Construcciones y Contratas SA(c)	162,900	5,541,688
Gas Natural SDG SA	1,107,720	22,810,582
Gestevision Telecinco SA(b)	502,818	5,659,757
Grifols SA	471,324	9,349,058
Iberdrola Renovables SA	3,124,422	14,328,001
Iberdrola SA	13,484,862	125,438,530
Indra Sistemas SA(c)	193,308	4,393,650
Industria de Diseno Textil SA	755,856	67,888,840
International Consolidated Airlines Group SA(b)	4,075,489	16,276,900
Mapfre SA	2,727,489	11,411,140
Red Electrica Corporacion SA	388,788	24,848,802
Repsol YPF SA	2,522,778	90,238,767
Telefonica SA	13,974,648	376,300,170
Zardoya Otis SA	480,605	8,199,796

		1,517,091,911
SWEDEN—3.28%
Alfa Laval AB	1,168,536	26,230,700
Assa Abloy AB Class B(b)	1,080,570	32,520,722
Atlas Copco AB Class A	2,325,126	68,433,711
Atlas Copco AB Class B	1,386,822	36,836,812
Boliden AB(b)	805,812	18,208,779
Electrolux AB Class B	827,532	21,102,244

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Getinge AB Class B	675,492	17,998,476
Hennes & Mauritz AB Class B	3,507,780	124,251,092
Hexagon AB Class B	883,270	23,007,166
Holmen AB Class B	196,566	7,272,492
Husqvarna AB Class B(b)	1,484,562	11,704,282
Industrivarden AB Class A	403,992	8,083,325
Investor AB Class B	1,454,154	36,309,217
Kinnevik Investment AB Class B	765,630	19,815,887
Millicom International Cellular SA SDR	271,250	29,454,346
Modern Times Group MTG AB Class B	162,750	12,501,784
Nordea Bank AB	8,954,070	102,429,427
Ratos AB Class B	358,380	14,846,781
Sandvik AB	3,470,856	73,823,496
Scania AB Class B	1,087,086	28,316,107
Securitas AB Class B	1,088,172	13,666,692
Skandinaviska Enskilda Banken AB Class A	4,835,958	46,615,317
Skanska AB Class B	1,361,844	29,327,297
SKF AB Class B	1,354,242	42,846,659
SSAB AB Class A	597,300	10,702,525
Svenska Cellulosa AB Class B	1,965,660	30,198,778
Svenska Handelsbanken AB Class A	1,668,096	58,034,929
Swedbank AB Class A	2,357,706	44,827,472
Swedish Match AB(b)	819,930	29,165,642
Tele2 AB Class B	1,120,752	28,207,532
Telefonaktiebolaget LM Ericsson Class B	10,278,990	156,468,350
TeliaSonera AB	7,761,642	63,536,420
Volvo AB Class B	4,732,788	93,126,167

		1,359,870,626
SWITZERLAND—7.96%
ABB Ltd. Registered(b)	7,491,228	205,988,283
Actelion Ltd. Registered(b)	349,692	20,515,640
Adecco SA Registered	434,564	30,899,104
Aryzta AG	311,682	17,298,719
Baloise Holding AG Registered(b)	188,964	20,812,259
Compagnie Financiere Richemont SA Class A Bearer	1,811,448	116,598,472
Credit Suisse Group AG Registered	3,865,074	174,950,842
GAM Holding AG(b)	748,060	14,686,422
Geberit AG Registered	146,610	34,185,647
Givaudan SA Registered(b)	28,236	31,277,600
Holcim Ltd. Registered	846,895	73,431,048
Julius Baer Group Ltd.(b)	718,368	33,434,780
Kuehne & Nagel International AG Registered	190,766	30,357,374
Lindt & Spruengli AG Participation Certificates(b)	1,329	4,391,997
Logitech International SA Registered(b)(c)	677,664	9,348,166
Lonza Group AG Registered(b)	165,695	14,175,990
Nestle SA Registered	11,874,324	734,240,542
Novartis AG Registered	7,243,620	428,303,169
Pargesa Holding SA Bearer	30,408	3,112,754
Roche Holding AG Genusschein	2,415,264	390,191,190
Schindler Holding AG Participation Certificates	158,556	20,429,980
Schindler Holding AG Registered	6,516	835,086
SGS SA Registered	18,462	36,500,955
Sika AG Bearer	4,344	11,044,449
Sonova Holding AG Registered	168,330	16,930,883
Straumann Holding AG Registered	23,892	6,220,256
Swatch Group AG (The) Bearer	108,600	53,208,935
Swatch Group AG (The) Registered	181,362	16,028,019
Swiss Life Holding AG Registered(b)	112,310	20,407,068

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Swiss Reinsurance Co. Registered(b)	1,209,804	71,812,305
Swisscom AG Registered	83,622	38,217,021
Syngenta AG Registered	325,488	114,723,792
Synthes Inc.(d)	212,856	36,519,712
Transocean Ltd.(b)	1,096,860	80,074,759
UBS AG Registered(b)	12,484,656	248,557,433
Zurich Financial Services AG Registered(b)	499,100	139,652,600

		3,299,363,251
UNITED KINGDOM—21.40%
3i Group PLC	3,382,890	15,804,628
Admiral Group PLC	679,836	19,186,149
Aggreko PLC	863,370	25,733,852
AMEC PLC	1,139,214	22,801,837
Anglo American PLC	4,491,696	233,785,638
Antofagasta PLC	1,335,780	30,456,973
ARM Holdings PLC	4,483,008	46,397,500
Associated British Foods PLC	1,245,642	20,922,135
AstraZeneca PLC	4,871,796	242,964,917
Autonomy Corp. PLC(b)	748,254	20,093,621
Aviva PLC	9,652,368	71,933,356
Babcock International Group PLC	1,218,492	13,017,426
BAE Systems PLC	11,622,372	63,565,208
Balfour Beatty PLC	2,243,337	12,265,542
Barclays PLC	39,503,250	186,006,016
BG Group PLC	11,572,416	295,999,585
BHP Billiton PLC	7,491,228	315,436,304
BP PLC	64,295,544	496,047,021
British American Tobacco PLC	6,848,316	298,245,534
British Land Co. PLC	2,958,264	29,630,107
British Sky Broadcasting Group PLC	3,993,222	56,081,398
BT Group PLC	26,676,504	87,121,408
Bunzl PLC	1,141,386	14,164,093
Burberry Group PLC	1,533,432	33,122,078
Cable & Wireless Worldwide PLC	8,994,252	7,214,448
Cairn Energy PLC(b)	4,794,690	36,139,835
Capita Group PLC	2,067,744	25,383,872
Capital Shopping Centres Group PLC	1,812,534	12,271,241
Carnival PLC	612,504	24,672,284
Centrica PLC	17,560,620	93,992,423
Cobham PLC	3,850,956	14,651,333
Compass Group PLC	6,430,206	62,689,194
Diageo PLC	8,602,206	174,759,346
Essar Energy PLC(b)	1,143,558	8,793,108
Eurasian Natural Resources Corp.	878,574	13,357,288
Experian PLC	3,500,178	47,084,481
FirstGroup PLC	1,638,774	8,875,333
Fresnillo PLC	636,396	17,418,843
G4S PLC	4,750,164	21,883,439
GlaxoSmithKline PLC	17,832,120	388,296,199
Hammerson PLC	2,420,694	18,980,753
Home Retail Group PLC	2,852,922	10,464,016
HSBC Holdings PLC	60,482,598	661,180,688
ICAP PLC	1,947,198	16,840,003
Imperial Tobacco Group PLC	3,493,662	122,780,305
Inmarsat PLC	1,494,336	15,179,198
InterContinental Hotels Group PLC	955,680	20,897,699
International Power PLC	5,312,712	29,295,601
Intertek Group PLC	560,376	19,861,944
Invensys PLC	2,772,558	15,751,016

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

Investec PLC	1,619,226	12,998,900
ITV PLC(b)	12,702,942	16,113,386
J Sainsbury PLC	4,135,488	24,025,007
Johnson Matthey PLC	771,060	25,760,388
Kazakhmys PLC	746,082	17,160,665
Kingfisher PLC	8,158,032	37,351,757
Land Securities Group PLC	2,602,056	34,069,800
Legal & General Group PLC	20,314,716	41,609,491
Lloyds Banking Group PLC(b)	139,650,912	138,011,544
London Stock Exchange Group PLC	540,828	7,861,580
Lonmin PLC	534,312	14,544,486
Man Group PLC	6,001,236	24,994,389
Marks & Spencer Group PLC	5,488,644	35,520,582
National Grid PLC	11,973,150	122,619,652
Next PLC	637,482	23,785,769
Old Mutual PLC	18,889,497	43,794,390
Pearson PLC	2,819,256	54,124,403
Petrofac Ltd.	864,456	21,772,241
Prudential PLC	8,710,806	112,310,697
Randgold Resources Ltd.(b)	304,080	26,475,346
Reckitt Benckiser Group PLC	2,119,872	117,531,408
Reed Elsevier PLC	4,153,950	36,721,501
Resolution Ltd.	4,926,096	24,871,305
Rexam PLC	2,932,200	19,103,332
Rio Tinto PLC	4,939,128	359,186,542
Rolls-Royce Group PLC(b)	6,360,702	68,058,911
Rolls-Royce Group PLC Class C(a)(b)	607,082,688	1,012,584
Royal Bank of Scotland Group PLC(b)	59,293,428	41,013,221
Royal Dutch Shell PLC Class A	12,155,598	470,885,521
Royal Dutch Shell PLC Class B	9,228,828	358,200,527
RSA Insurance Group PLC	11,704,908	26,863,941
SABMiller PLC	3,266,688	121,750,654
Sage Group PLC (The)	4,702,380	22,353,517
Schroders PLC	414,852	13,133,264
Scottish & Southern Energy PLC	3,164,604	71,680,731
SEGRO PLC	2,422,871	13,138,039
Serco Group PLC	1,699,590	16,030,980
Severn Trent PLC	832,962	20,853,990
Shire PLC	1,934,166	59,682,741
Smith & Nephew PLC	3,027,768	33,204,859
Smiths Group PLC	1,314,060	29,194,612
Standard Chartered PLC	7,996,218	221,265,802
Standard Life PLC	7,863,726	29,655,976
Tesco PLC	27,522,498	185,254,380
Thomas Cook Group PLC	2,943,060	8,408,911
TUI Travel PLC	1,974,348	7,877,133
Tullow Oil PLC	3,032,112	72,472,746
Unilever PLC	4,400,472	142,538,365
United Utilities Group PLC	2,368,566	24,948,367
Vedanta Resources PLC	409,422	15,877,328
Vodafone Group PLC	178,843,566	511,886,752
Weir Group PLC (The)	724,362	23,245,774
Whitbread PLC	611,418	17,132,896
Wm Morrison Supermarkets PLC	7,217,556	35,489,585
Wolseley PLC	979,572	35,422,477

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

WPP PLC	4,275,754	55,734,611
Xstrata PLC	7,055,742	179,059,734

		8,865,143,706

TOTAL COMMON STOCKS
(Cost: $37,183,697,690)		40,910,932,881

PREFERRED STOCKS—0.60%

GERMANY—0.52%
Bayerische Motoren Werke AG	68,418	4,278,434
Henkel AG & Co. KGaA	621,192	42,375,197
Porsche Automobil Holding SE	543,543	39,457,179
ProSiebenSat.1 Media AG	262,812	7,538,870
RWE AG NVS	57,558	3,508,374
Volkswagen AG	592,956	117,001,389

		214,159,443
ITALY—0.08%
Intesa Sanpaolo SpA RNC	2,993,016	8,596,690
Telecom Italia SpA RNC	20,720,880	26,806,591

		35,403,281

TOTAL PREFERRED STOCKS
(Cost: $184,759,585)		249,562,724

RIGHTS—0.00%

PORTUGAL—0.00%
Banco Comercial Portugues SA(b)(c)	10,111,746	345,041

		345,041

SPAIN—0.00%
Banco de Valencia SA(b)(c)	760,043	59,763

		59,763

TOTAL RIGHTS
(Cost: $932,979)		404,804

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	357,120,302	357,120,302
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	36,885,111	36,885,111
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	4,837,326	4,837,326

		398,842,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $398,842,739)		398,842,739

TOTAL INVESTMENTS IN SECURITIES—100.30%
(Cost: $37,768,232,993)		41,559,743,148
Other Assets, Less Liabilities—(0.30)%		(124,728,380)

NET ASSETS—100.00%		$41,435,014,768

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2011

(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS— 98.47%

AUSTRALIA— 8.57%
Alumina Ltd.	590,748	$1,461,057
Amcor Ltd.	297,312	2,277,545
Asciano Group	727,605	1,313,821
BHP Billiton Ltd.	789,222	39,582,707
BlueScope Steel Ltd.	294,690	557,915
Boral Ltd.	179,265	965,199
Brambles Ltd.	349,410	2,573,397
Coca-Cola Amatil Ltd.	140,277	1,832,936
Cochlear Ltd.	14,136	1,245,623
Computershare Ltd.	109,839	1,163,559
Crown Ltd.	38,988	359,679
CSL Ltd.	135,033	5,076,017
Fortescue Metals Group Ltd.	302,556	2,036,279
Foster’s Group Ltd.	166,668	1,025,050
Incitec Pivot Ltd.	394,725	1,624,198
Insurance Australia Group Ltd.	502,512	1,963,230
James Hardie Industries SE(a)	107,502	694,105
Leighton Holdings Ltd.	37,493	996,220
Macarthur Coal Ltd.	43,776	555,713
Newcrest Mining Ltd.	187,929	8,524,615
Origin Energy Ltd.	258,142	4,618,839
OZ Minerals Ltd.	790,590	1,245,863
Paladin Energy Ltd.(a)	166,953	602,927
Qantas Airways Ltd.(a)	277,020	639,661
QR National Ltd.(a)	429,666	1,612,804
Ramsay Health Care Ltd.	32,490	643,198
Rio Tinto Ltd.	106,989	9,625,432
Santos Ltd.	205,314	3,397,244
Sims Metal Management Ltd.	40,470	773,275
Toll Holdings Ltd.	165,015	1,016,689
Transurban Group	314,583	1,824,600
Wesfarmers Ltd.	245,613	8,950,598
Woodside Petroleum Ltd.	153,182	7,845,309
Woolworths Ltd.	299,592	8,691,533
WorleyParsons Ltd.	47,424	1,575,119

		128,891,956
AUSTRIA—0.22%
IMMOFINANZ AG(a)	120,384	573,312
Raiffeisen International Bank Holding AG(b)	11,970	661,067
Verbund AG(b)	17,442	789,894
voestalpine AG	26,562	1,309,311

		3,333,584
BELGIUM—1.09%
Anheuser-Busch InBev NV	177,840	11,358,461
Bekaert NV	9,234	1,157,476
Colruyt SA	18,810	1,087,378
KBC Groep NV(a)	19,893	812,205
Mobistar SA	4,503	334,634
Umicore	27,873	1,601,371

		16,351,525

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

DENMARK—1.79%
Carlsberg A/S Class B	26,106	3,105,724
Coloplast A/S Class B	5,700	839,128
Danske Bank A/S(a)	149,644	3,602,185
DSV A/S	51,699	1,353,504
Novo Nordisk A/S Class B	102,714	13,006,169
Novozymes A/S Class B	11,295	1,954,910
Pandora A/S(b)	14,307	645,525
Vestas Wind Systems A/S(a)	50,108	1,782,362
William Demant Holding A/S(a)	5,871	548,247

		26,837,754
FINLAND—0.85%
Elisa OYJ	32,490	783,285
Kesko OYJ Class B	16,929	880,311
Kone OYJ Class B	37,905	2,378,215
Metso OYJ	30,381	1,866,033
Neste Oil OYJ	31,920	605,217
Nokian Renkaat OYJ	26,567	1,379,518
Sampo OYJ Class A	50,730	1,709,976
UPM-Kymmene OYJ	83,505	1,714,611
Wartsila OYJ Class B	38,988	1,535,143

		12,852,309
FRANCE—7.85%
Accor SA	23,598	1,050,300
Aeroports de Paris	7,546	724,332
Air France-KLM(a)	14,877	262,982
Alcatel-Lucent(a)	568,233	3,669,712
ALSTOM	50,730	3,378,934
Atos Origin SA(a)	11,172	689,594
BioMerieux SA	3,135	341,622
Bureau Veritas SA	12,141	1,049,222
Cap Gemini SA	36,423	2,210,931
Carrefour SA	147,174	6,989,300
Christian Dior SA	15,789	2,538,052
Compagnie de Saint-Gobain	47,994	3,320,594
Compagnie Generale de Geophysique-Veritas(a)	35,682	1,263,891
Compagnie Generale des Etablissements Michelin Class B	43,149	4,331,954
Danone SA	71,649	5,256,991
Dassault Systemes SA	14,649	1,193,591
Edenred SA(a)	39,102	1,214,766
Electricite de France	63,954	2,697,026
Eramet	1,311	516,981
Essilor International SA	49,932	4,186,952
European Aeronautic Defence and Space Co. NV(a)	99,465	3,082,660
Eutelsat Communications	24,624	1,063,999
Groupe Eurotunnel SA	132,354	1,440,304
Icade	5,700	732,419
Iliad SA	4,218	543,117
JCDecaux SA(a)	16,416	574,529
L’Air Liquide SA	69,255	10,262,344
L’Oreal SA	59,223	7,521,974
Legrand SA	38,247	1,749,395
LVMH Moet Hennessy Louis Vuitton SA	60,078	10,807,223
M6-Metropole Television	5,871	156,131
Natixis(a)	71,478	411,666
Pernod Ricard SA	48,584	4,891,297
Publicis Groupe SA	30,951	1,756,858
Renault SA(a)	15,846	967,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Safran SA	40,527	1,575,298
Schneider Electric SA	59,679	10,562,796
SES SA Class A FDR	73,188	1,925,154
Societe BIC SA	6,612	643,900
Societe Television Francaise 1	29,241	549,649
Sodexo	22,979	1,793,562
Suez Environnement SA	21,546	497,385
Technip SA	24,339	2,750,088
Unibail-Rodamco SE	11,058	2,591,273
Vallourec SA	17,784	2,221,298

		117,959,212
GERMANY—7.36%
Adidas AG	51,186	3,816,722
Axel Springer AG	3,648	598,586
Bayer AG	101,574	8,943,761
Bayerische Motoren Werke AG	81,111	7,661,812
Beiersdorf AG(b)	25,422	1,658,376
Brenntag AG(a)	7,752	954,572
Commerzbank AG(a)(b)	133,836	853,804
Continental AG(a)	12,369	1,243,624
Daimler AG Registered	110,523	8,557,696
Deutsche Boerse AG	47,709	3,970,819
Deutsche Lufthansa AG Registered(a)	54,777	1,245,013
Fraport AG	5,928	475,182
Fresenius Medical Care AG & Co. KGaA	47,709	3,755,644
Fresenius SE	13,281	1,396,204
GEA Group AG	40,869	1,497,035
Henkel AG & Co. KGaA	32,604	1,854,072
Hochtief AG	10,659	1,010,970
Infineon Technologies AG	265,221	3,015,646
K+S AG	34,998	2,836,556
Kabel Deutschland Holding AG(a)	13,338	834,966
LANXESS AG	20,577	1,890,602
Linde AG	41,382	7,465,553
MAN SE(a)	25,821	3,604,404
Merck KGaA	15,960	1,693,469
METRO AG	31,521	2,317,418
Puma AG	1,258	419,933
QIAGEN NV(a)	58,368	1,251,295
SAP AG	210,672	13,596,057
Siemens AG Registered	131,043	19,095,484
TUI AG(a)	17,100	218,381
United Internet AG Registered	31,122	610,864
Volkswagen AG(a)	7,296	1,303,251
Wacker Chemie AG	3,819	947,900

		110,595,671
GREECE—0.08%
Coca-Cola Hellenic Bottling Co. SA SP ADR	43,441	1,212,438

		1,212,438
HONG KONG—2.92%
AIA Group Ltd.(a)	1,926,600	6,485,992
ASM Pacific Technology Ltd.(b)	45,600	612,884
Bank of East Asia Ltd. (The)(b)	376,200	1,554,666
BOC Hong Kong (Holdings) Ltd.	940,500	2,954,349
Esprit Holdings Ltd.(b)	142,530	592,682
Foxconn International Holdings Ltd.(a)(b)	513,000	302,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Hang Lung Properties Ltd.(b)	570,000	2,539,008
Hong Kong and China Gas Co. Ltd. (The)	1,083,623	2,689,666
Hong Kong Exchanges and Clearing Ltd.	250,800	5,721,428
Hutchison Whampoa Ltd.	342,000	3,905,376
Kerry Properties Ltd.(b)	171,000	911,401
Li & Fung Ltd.	685,200	3,502,039
Lifestyle International Holdings Ltd.(b)	142,500	407,269
MTR Corp. Ltd.	171,000	623,011
Sands China Ltd.(a)(b)	592,800	1,663,711
Shangri-La Asia Ltd.	378,666	1,055,425
SJM Holdings Ltd.	399,000	859,887
Sun Hung Kai Properties Ltd.	348,000	5,434,420
Wing Hang Bank Ltd.(b)	57,000	635,486
Wynn Macau Ltd.(b)	387,600	1,379,723

		43,830,903
IRELAND—0.20%
Bank of Ireland(a)	293,892	122,085
Elan Corp. PLC(a)	119,358	950,917
Kerry Group PLC Class A	34,029	1,413,592
Ryanair Holdings PLC SP ADR	15,561	474,300

		2,960,894
ISRAEL—0.62%
Cellcom Israel Ltd.	11,628	373,104
Delek Group Ltd. (The)	969	258,285
Elbit Systems Ltd.	5,757	326,726
Israel Chemicals Ltd.	107,616	1,903,803
Israel Corp. Ltd. (The)	570	708,059
Israel Discount Bank Ltd. Class A(a)	66,155	139,811
Makhteshim-Agan Industries Ltd.(a)	60,363	325,914
Teva Pharmaceutical Industries Ltd.	114,798	5,353,151

		9,388,853
ITALY—1.90%
Assicurazioni Generali SpA	285,399	6,850,904
Atlantia SpA	48,393	1,192,529
Autogrill SpA(a)	28,785	413,175
Banca Monte dei Paschi di Siena SpA(a)	548,283	744,291
Enel Green Power SpA(a)	443,745	1,317,997
Exor SpA	14,250	514,791
Fiat Industrial SpA(a)	119,821	1,782,998
Fiat SpA	118,845	1,270,375
Luxottica Group SpA	28,785	951,904
Mediobanca SpA	117,078	1,335,730
Pirelli & C. SpA	18,216	189,852
Prysmian SpA	48,627	1,149,239
Saipem SpA	64,923	3,691,937
Tenaris SA	116,736	2,949,418
UniCredit SpA	1,652,373	4,260,639

		28,615,779
JAPAN—19.16%
ABC-Mart Inc.	5,700	212,854
Advantest Corp.	39,900	785,313
AEON Mall Co. Ltd.	18,700	444,338
Aisin Seiki Co. Ltd.	45,600	1,601,114
All Nippon Airways Co. Ltd.	114,000	332,980

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Amada Co. Ltd.	57,000	454,511
Asahi Breweries Ltd.	96,900	1,806,873
Asahi Glass Co. Ltd.	114,000	1,441,509
ASICS Corp.	26,000	374,267
Benesse Holdings Inc.	17,100	710,217
Brother Industries Ltd.	57,000	868,277
Canon Inc.	279,300	13,080,355
Central Japan Railway Co.	349	2,628,038
Chugai Pharmaceutical Co. Ltd.	57,000	937,824
Dai-ichi Life Insurance Co. Ltd. (The)	1,995	3,275,006
Daido Steel Co. Ltd.	57,000	323,848
Daihatsu Motor Co. Ltd.	57,000	913,939
Daikin Industries Ltd.	57,000	1,802,588
Daito Trust Construction Co. Ltd.	11,400	906,212
Dena Co. Ltd.	17,100	637,509
Denso Corp.	119,700	3,991,967
Dentsu Inc.	17,100	452,684
Dowa Holdings Co. Ltd.	57,000	370,914
East Japan Railway Co.	85,500	4,715,461
FamilyMart Co. Ltd.	17,100	616,224
Fanuc Ltd.	47,100	7,807,432
Fast Retailing Co. Ltd.	11,700	1,832,721
Fuji Heavy Industries Ltd.	114,000	845,797
FUJIFILM Holdings Corp.	114,000	3,526,497
Furukawa Electric Co. Ltd.	57,000	224,797
Gree Inc.	22,800	463,643
GS Yuasa Corp.	114,000	775,548
Hamamatsu Photonics K.K.	17,100	669,121
Hankyu Hanshin Holdings Inc.	288,000	1,270,693
Hirose Electric Co. Ltd.	6,300	652,206
Hisamitsu Pharmaceutical Co. Inc.	17,100	710,217
Hitachi Construction Machinery Co. Ltd.	23,300	564,553
Hitachi Ltd.	399,000	2,153,833
Honda Motor Co. Ltd.	399,000	15,686,591
Hoya Corp.	114,000	2,434,829
IBIDEN Co. Ltd.	28,500	957,844
IHI Corp.	342,000	859,847
Isetan Mitsukoshi Holdings Ltd.	28,500	273,971
Isuzu Motors Ltd.	114,000	486,123
ITO EN Ltd.	5,700	100,526
Japan Retail Fund Investment Corp.	114	183,912
Japan Steel Works Ltd. (The)	57,000	456,618
Japan Tobacco Inc.	1,083	4,191,053
JFE Holdings Inc.	57,000	1,549,692
JGC Corp.	58,000	1,428,913
JS Group Corp.	39,900	955,948
JSR Corp.	39,900	828,586
JTEKT Corp.	57,000	736,209
Jupiter Telecommunications Co. Ltd.	609	653,733
Kansai Paint Co. Ltd.	57,000	510,007
Kao Corp.	131,100	3,270,229
Kawasaki Heavy Industries Ltd.	228,000	935,716
Keihin Electric Express Railway Co. Ltd.	114,000	789,598
Keio Corp.	114,000	637,861
Keisei Electric Railway Co. Ltd.	57,000	328,063
Keyence Corp.	11,425	2,979,455
Kintetsu Corp.(b)	399,000	1,194,935
Kobe Steel Ltd.	285,000	698,977
Koito Manufacturing Co. Ltd.	23,000	360,562
Komatsu Ltd.	233,700	8,179,788
Konica Minolta Holdings Inc.	118,500	1,038,372
Kubota Corp.	285,000	2,704,585

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Kurita Water Industries Ltd.	28,500	828,938
Kyocera Corp.	39,900	4,371,592
Kyowa Hakko Kirin Co. Ltd.	57,000	566,207
Lawson Inc.	17,100	835,611
Mabuchi Motor Co. Ltd.	5,700	280,645
Makita Corp.	28,500	1,301,362
Marubeni Corp.	171,000	1,234,977
Matsui Securities Co. Ltd.	28,500	139,444
Mazda Motor Corp.(a)	399,000	909,724
McDonald’s Holdings Co. (Japan) Ltd.	17,100	437,089
Medipal Holdings Corp.	17,100	141,411
Meiji Holdings Co. Ltd.	17,100	729,184
Minebea Co. Ltd.	57,000	306,285
Miraca Holdings Inc.	11,400	431,329
Mitsubishi Electric Corp.	456,000	5,007,345
Mitsubishi Estate Co. Ltd.	290,000	5,032,290
Mitsubishi Heavy Industries Ltd.	741,000	3,515,960
Mitsubishi Materials Corp.	114,000	391,989
Mitsubishi Motors Corp.(a)	912,000	1,112,743
Mitsubishi Tanabe Pharma Corp.	39,900	656,476
Mitsui Engineering & Shipbuilding Co. Ltd.	114,000	280,996
Mitsui Fudosan Co. Ltd.	195,500	3,337,041
Mitsumi Electric Co. Ltd.	11,400	145,415
Mizuho Trust & Banking Co. Ltd.	342,000	286,616
Murata Manufacturing Co. Ltd.	51,300	3,698,607
Nabtesco Corp.	22,800	574,355
NGK Insulators Ltd.	57,000	979,270
NHK Spring Co. Ltd.	57,000	537,405
Nidec Corp.	28,500	2,472,763
Nikon Corp.	79,800	1,663,074
Nintendo Co. Ltd.	22,800	5,386,690
Nippon Building Fund Inc.	57	572,529
Nippon Electric Glass Co. Ltd.	65,500	987,263
Nippon Steel Corp.	1,254,000	3,894,602
Nissan Chemical Industries Ltd.	34,200	354,055
Nissan Motor Co. Ltd.	302,100	2,881,753
Nissin Foods Holdings Co. Ltd.	17,100	604,422
Nitori Holdings Co. Ltd.	8,750	753,790
Nitto Denko Corp.	39,900	2,116,952
NOK Corp.	5,700	97,295
Nomura Research Institute Ltd.	11,900	254,895
NSK Ltd.	57,000	502,983
NTT Data Corp.	291	954,698
NTT Urban Development Corp.	285	234,632
OBIC Co. Ltd.	1,140	211,449
Odakyu Electric Railway Co. Ltd.	171,000	1,378,284
Olympus Corp.	51,300	1,442,773
Omron Corp.	28,500	778,710
Oracle Corp. Japan	11,400	492,445
Oriental Land Co. Ltd.	12,300	1,039,906
Otsuka Corp.	1,600	99,975
Otsuka Holdings Co. Ltd.	57,000	1,525,807
Panasonic Corp.	541,500	6,660,303
Rakuten Inc.	1,767	1,624,577
Resona Holdings Inc.	228,000	1,073,404
Ricoh Co. Ltd.	114,000	1,250,431
Rinnai Corp.	5,700	374,427
Rohm Co. Ltd.	11,400	685,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Santen Pharmaceutical Co. Ltd.	17,100	658,584
Sapporo Holdings Ltd.	57,000	227,607
Secom Co. Ltd.	51,300	2,538,446
Seiko Epson Corp.	11,400	198,243
Seven & I Holdings Co. Ltd.	182,400	4,547,636
Seven Bank Ltd.	57	107,481
Sharp Corp.	171,000	1,561,634
Shikoku Electric Power Co. Inc.	45,600	1,154,331
Shimadzu Corp.	57,000	491,040
Shimamura Co. Ltd.	5,800	541,114
Shimano Inc.	17,100	912,534
Shimizu Corp.	171,000	720,754
Shin-Etsu Chemical Co. Ltd.	102,600	5,310,821
Shinko Electric Industries Co. Ltd.	17,100	174,077
Shionogi & Co. Ltd.	73,400	1,186,847
Shiseido Co. Ltd.	79,800	1,318,854
Showa Denko K.K.	171,000	339,302
SMC Corp.	12,100	2,199,593
SoftBank Corp.	199,500	8,335,038
Sony Corp.	245,100	6,826,793
Sony Financial Holdings Inc.	46,400	857,205
Square Enix Holdings Co. Ltd.	17,100	282,822
Stanley Electric Co. Ltd.	34,200	571,967
Sumco Corp.(a)	17,100	326,236
Sumitomo Electric Industries Ltd.	114,000	1,574,982
Sumitomo Heavy Industries Ltd.	114,000	741,829
Sumitomo Metal Industries Ltd.	798,000	1,671,925
Sumitomo Metal Mining Co. Ltd.	114,500	2,027,810
Sumitomo Realty & Development Co. Ltd.	114,000	2,333,670
Suruga Bank Ltd.	57,000	474,180
Suzuki Motor Corp.	79,800	1,886,325
Sysmex Corp.	11,400	396,907
Taiyo Nippon Sanso Corp.	57,000	458,023
Takashimaya Co. Ltd.	57,000	388,477
TDK Corp.	28,500	1,461,178
Terumo Corp.	39,900	2,212,842
THK Co. Ltd.	17,100	433,506
Tobu Railway Co. Ltd.	130,000	504,683
Toho Co. Ltd.	28,500	427,816
Toho Gas Co. Ltd.	57,000	265,541
Tokio Marine Holdings Inc.	176,700	4,897,687
Tokyo Electron Ltd.	23,300	1,339,592
Tokyo Gas Co. Ltd.	627,000	2,774,131
Tokyu Corp.	285,000	1,173,158
Toray Industries Inc.	228,000	1,671,925
Toshiba Corp.	969,000	5,099,371
TOTO Ltd.	57,000	443,271
Toyoda Gosei Co. Ltd.	17,400	378,494
Toyota Boshoku Corp.	17,100	265,120
Trend Micro Inc.	23,300	660,751
Tsumura & Co.	17,100	530,028
Ube Industries Ltd.	238,000	753,833
Unicharm Corp.	28,500	1,127,496
Ushio Inc.	17,100	346,046
Yahoo! Japan Corp.	3,592	1,309,925
Yakult Honsha Co. Ltd.	22,800	629,993
Yamada Denki Co. Ltd.	19,530	1,352,706

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Yamaha Corp.	39,900	498,135
Yamaha Motor Co. Ltd.(a)	17,100	323,918
Yamato Holdings Co. Ltd.	51,300	814,326
Yamato Kogyo Co. Ltd.	11,400	374,848
Yamazaki Baking Co. Ltd.	57,000	730,589
Yaskawa Electric Corp.	58,000	674,070
Yokogawa Electric Corp.(a)	22,800	183,771

		288,037,083
NETHERLANDS—2.81%
ASML Holding NV	67,773	2,810,821
Fugro NV CVA	16,855	1,548,627
Heineken Holding NV	28,671	1,515,781
Heineken NV	63,384	3,800,486
Koninklijke Ahold NV	291,156	4,094,541
Koninklijke KPN NV	249,546	3,966,977
Koninklijke Philips Electronics NV	242,763	7,210,468
Randstad Holding NV	27,246	1,535,234
Royal Boskalis Westminster NV CVA	17,442	929,112
Royal Vopak NV	17,385	834,642
TNT NV	34,029	839,320
Unilever NV CVA	399,912	13,183,338

		42,269,347
NEW ZEALAND—0.10%
Auckland International Airport Ltd.	203,661	365,070
Contact Energy Ltd.(a)	71,250	342,308
Fletcher Building Ltd.	79,230	587,924
Sky City Entertainment Group Ltd.	90,459	260,026

		1,555,328
NORWAY—0.68%
Aker Solutions ASA(a)	40,356	975,190
Norsk Hydro ASA	222,927	1,978,623
Renewable Energy Corp. ASA(a)	124,887	441,474
Subsea 7 SA	68,799	1,812,211
Telenor ASA	132,867	2,298,965
Yara International ASA	46,227	2,711,476

		10,217,939
PORTUGAL—0.31%
CIMPOR - Cimentos de Portugal SGPS SA	52,212	361,359
EDP Renovaveis SA(a)	57,627	444,576
Galp Energia SGPS SA Class B	57,171	1,281,190
Jeronimo Martins SGPS SA	53,523	879,827
Portugal Telecom SGPS SA Registered	141,189	1,726,435

		4,693,387
SINGAPORE—1.67%
CapitaLand Ltd.(a)	228,000	634,240
CapitaMalls Asia Ltd.	342,000	495,267
City Developments Ltd.	114,000	1,104,324
COSCO Corp. (Singapore) Ltd.(b)	285,000	517,652
Fraser and Neave Ltd.	228,000	1,169,613
Genting Singapore PLC(a)	1,482,000	2,631,164
Global Logistic Properties Ltd.(a)	114,000	180,012
Golden Agri-Resources Ltd.	1,653,600	899,688
Hutchison Port Holdings Trust(a)	1,254,000	1,153,680
Jardine Cycle & Carriage Ltd.(b)	28,000	844,868
Keppel Corp. Ltd.	376,200	3,662,737
Keppel Land Ltd.(b)	171,000	583,408

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Neptune Orient Lines Ltd.	114,000	175,349
Noble Group Ltd.	912,181	1,664,278
Olam International Ltd.	342,000	803,060
SembCorp Industries Ltd.	228,000	1,007,323
SembCorp Marine Ltd.(b)	228,000	1,057,689
Singapore Airlines Ltd.	114,000	1,313,250
Singapore Exchange Ltd.	228,000	1,455,021
Singapore Press Holdings Ltd.(b)	240,000	781,510
Singapore Technologies Engineering Ltd.	399,000	1,028,308
UOL Group Ltd.	57,000	225,715
Wilmar International Ltd.(b)	228,000	983,072
Yangzijiang Shipbuilding (Holdings) Ltd.	456,000	675,279

		25,046,507
SPAIN—1.31%
Abertis Infraestructuras SA	69,711	1,654,255
Acciona SA	4,503	524,698
Actividades de Construcciones y Servicios SA	34,371	1,731,971
Amadeus IT Holding SA Class A(a)	49,704	1,042,696
Banco de Valencia SA(b)	54,599	221,139
Enagas SA	41,496	1,028,418
Ferrovial SA	106,180	1,467,065
Gestevision Telecinco SA(a)	21,717	244,448
Grifols SA	34,143	677,252
Iberdrola Renovables SA	205,371	941,792
Industria de Diseno Textil SA	53,124	4,771,447
International Consolidated Airlines Group SA(a)	220,677	881,351
Red Electrica Corporacion SA	26,738	1,708,919
Repsol YPF SA	62,244	2,226,443
Zardoya Otis SA	34,658	591,314

		19,713,208
SWEDEN—3.83%
Alfa Laval AB	82,023	1,841,210
Assa Abloy AB Class B(a)	75,981	2,286,716
Atlas Copco AB Class A	164,103	4,829,922
Atlas Copco AB Class B	95,418	2,534,496
Electrolux AB Class B	59,451	1,516,013
Getinge AB Class B	49,419	1,316,769
Hennes & Mauritz AB Class B	251,427	8,905,940
Hexagon AB Class B	62,223	1,620,767
Husqvarna AB Class B(a)	104,196	821,481
Industrivarden AB Class A	18,924	378,643
Investor AB Class B	111,435	2,782,455
Kinnevik Investment AB Class B	25,365	656,492
Millicom International Cellular SA SDR	18,639	2,023,961
Modern Times Group MTG AB Class B	12,501	960,275
Ratos AB Class B	8,151	337,675
Sandvik AB	248,805	5,291,967
Scania AB Class B	77,748	2,025,158
Skanska AB Class B	33,060	711,947
SKF AB Class B	95,190	3,011,702
SSAB AB Class A	47,139	844,645
Swedbank AB Class A	114,745	2,181,667
Swedish Match AB(a)	57,741	2,053,899
Tele2 AB Class B	77,862	1,959,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Volvo AB Class B	337,953	6,649,837

		57,543,299
SWITZERLAND—10.76%
ABB Ltd. Registered(a)	538,137	14,797,296
Actelion Ltd. Registered(a)	25,536	1,498,139
Adecco SA Registered	30,401	2,161,623
Aryzta AG	20,748	1,151,539
Compagnie Financiere Richemont SA Class A Bearer	128,307	8,258,807
Geberit AG Registered	9,639	2,247,565
Givaudan SA Registered(a)	2,052	2,273,043
Julius Baer Group Ltd.(a)	51,072	2,377,028
Kuehne & Nagel International AG Registered	13,509	2,149,742
Lindt & Spruengli AG Participation Certificates(a)	228	753,480
Lindt & Spruengli AG Registered(a)	10	370,718
Logitech International SA Registered(a)	44,631	615,671
Lonza Group AG Registered(a)	11,779	1,007,749
Nestle SA Registered	851,295	52,639,233
Pargesa Holding SA Bearer	3,762	385,102
Roche Holding AG Genusschein	172,539	27,874,053
Schindler Holding AG Participation Certificates	12,088	1,557,542
Schindler Holding AG Registered	5,358	686,678
SGS SA Registered	1,368	2,704,653
Sika AG Bearer	513	1,304,282
Sonova Holding AG Registered	11,459	1,152,563
Straumann Holding AG Registered	2,109	549,076
Swatch Group AG (The) Bearer	7,581	3,714,337
Swatch Group AG (The) Registered	11,001	972,223
Syngenta AG Registered	23,199	8,176,883
Synthes Inc.(c)	14,820	2,542,668
UBS AG Registered(a)(b)	892,170	17,762,242

		161,683,935
UNITED KINGDOM—24.39%
Admiral Group PLC	47,982	1,354,135
Aggreko PLC	64,353	1,918,124
AMEC PLC	80,484	1,610,920
Anglo American PLC	323,703	16,848,227
Antofagasta PLC	62,928	1,434,814
ARM Holdings PLC	325,584	3,369,676
Associated British Foods PLC	29,982	503,586
Autonomy Corp. PLC(a)	53,808	1,444,961
Babcock International Group PLC	88,098	941,171
BAE Systems PLC	414,789	2,268,569
Balfour Beatty PLC	80,655	440,985
BG Group PLC	830,091	21,232,091
BHP Billiton PLC	541,101	22,784,369
British American Tobacco PLC	490,200	21,348,308
British Sky Broadcasting Group PLC	280,839	3,944,144
Bunzl PLC	79,235	983,271
Burberry Group PLC	107,331	2,318,346
Cairn Energy PLC(a)	342,171	2,579,104
Capita Group PLC	149,682	1,837,514
Carnival PLC	44,175	1,779,414
Centrica PLC	1,258,503	6,736,080
Cobham PLC	285,285	1,085,394
Compass Group PLC	460,845	4,492,858
Diageo PLC	615,030	12,494,730
Essar Energy PLC(a)	80,541	619,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

Eurasian Natural Resources Corp.	63,555	966,250
Experian PLC	249,204	3,352,298
Fresnillo PLC	44,460	1,216,918
G4S PLC	348,612	1,606,014
HSBC Holdings PLC	4,339,980	47,443,580
ICAP PLC	134,927	1,166,893
Imperial Tobacco Group PLC	249,717	8,775,986
Inmarsat PLC	106,305	1,079,827
InterContinental Hotels Group PLC	69,711	1,524,359
Intertek Group PLC	38,931	1,379,869
Invensys PLC	199,694	1,134,470
ITV PLC(a)	915,306	1,161,044
Johnson Matthey PLC	53,067	1,772,918
Kazakhmys PLC	52,954	1,217,997
Lloyds Banking Group PLC(a)	10,011,309	9,893,786
Lonmin PLC	39,558	1,076,807
Man Group PLC	220,305	917,542
Marks & Spencer Group PLC	188,043	1,216,948
National Grid PLC	556,377	5,697,979
Next PLC	45,087	1,682,289
Petrofac Ltd.	62,700	1,579,166
Randgold Resources Ltd.(a)	22,458	1,955,352
Reckitt Benckiser Group PLC	151,734	8,412,541
Reed Elsevier PLC	103,699	916,714
Rio Tinto PLC	355,794	25,874,287
Rolls-Royce Group PLC(a)	457,767	4,898,064
Rolls-Royce Group PLC Class C(a)(d)	43,557,120	72,651
SABMiller PLC	233,529	8,703,711
Sage Group PLC (The)	325,356	1,546,632
Schroders PLC	27,759	878,786
Scottish & Southern Energy PLC	111,948	2,535,709
Serco Group PLC	121,810	1,148,944
Severn Trent PLC	56,658	1,418,487
Shire PLC	138,966	4,288,087
Smith & Nephew PLC	217,398	2,384,156
Smiths Group PLC	95,760	2,127,510
Standard Chartered PLC	575,757	15,931,949
Tesco PLC	1,970,832	13,265,702
Thomas Cook Group PLC	216,600	618,870
Tullow Oil PLC	217,683	5,203,002
Unilever PLC	315,438	10,217,544
Vedanta Resources PLC	29,184	1,131,751
Weir Group PLC (The)	50,901	1,633,483
Whitbread PLC	43,548	1,220,284
Wm Morrison Supermarkets PLC	517,845	2,546,306
Wolseley PLC	68,628	2,481,669
Xstrata PLC	509,580	12,932,057

		366,577,279

TOTAL COMMON STOCKS
(Cost: $1,203,571,674)		1,480,168,190

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2011

PREFERRED STOCKS—0.81%

GERMANY—0.81%
Bayerische Motoren Werke AG	7,980	499,019
Henkel AG & Co. KGaA	43,776	2,986,221
ProSiebenSat.1 Media AG	18,924	542,843
Volkswagen AG	41,610	8,210,437

		12,238,520

TOTAL PREFERRED STOCKS
(Cost: $9,468,517)		12,238,520

RIGHTS—0.00%

SPAIN—0.00%
Banco de Valencia SA(a)(b)	54,599	4,293

		4,293

TOTAL RIGHTS
(Cost: $7,275)		4,293

SHORT-TERM INVESTMENTS—0.85%

MONEY MARKET FUNDS—0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	11,083,693	11,083,693
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	1,144,777	1,144,777
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	576,777	576,777

		12,805,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,805,247)		12,805,247

TOTAL INVESTMENTS IN SECURITIES—100.13%
(Cost: $1,225,852,713)		1,505,216,250
Other Assets, Less Liabilities—(0.13)%		(1,965,752)

NET ASSETS—100.00%		$1,503,250,498

FDR	- Fiduciary Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SDR	- Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.37%

AUSTRALIA—9.59%
Abacus Property Group	185,910	$457,764
Acrux Ltd.(a)	200,184	764,559
Adelaide Brighton Ltd.	843,282	2,916,194
Aditya Birla Minerals Ltd.(a)	473,600	932,912
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	18
Alesco Corp. Ltd.	123,588	440,910
Ampella Mining Ltd.(a)	142,265	334,729
Ansell Ltd.	214,059	3,263,180
APA Group	1,077,136	5,009,748
APN News & Media Ltd.	950,218	1,632,598
Aquarius Platinum Ltd.	461,235	2,488,431
Aquila Resources Ltd.(a)	132,840	1,319,992
Arafura Resources Ltd.(a)(c)	739,815	947,252
Ardent Leisure Group	343,567	520,736
Aristocrat Leisure Ltd.	101,750	291,737
Aspen Group Ltd.	1,144,850	588,848
Aston Resources Ltd.(a)	73,075	759,712
Astro Japan Property Trust	113,228	386,603
Atlas Iron Ltd.(a)	611,834	2,343,463
Ausdrill Ltd.	170,027	625,192
Austal Ltd.	113,598	385,380
Austar United Communications Ltd.(a)	1,432,543	1,943,953
Austereo Group Ltd.(b)	115,858	258,650
Australand Property Group	96,200	318,988
Australian Agricultural Co. Ltd.(a)	254,761	441,895
Australian Infrastructure Fund	126,725	262,108
AWE Ltd.(a)	812,385	1,386,893
Bank of Queensland Ltd.	202,034	2,173,374
Beach Energy Ltd.	2,088,963	2,194,615
Biota Holdings Ltd.(a)	297,500	389,055
Boart Longyear Group	526,357	2,632,407
Bow Energy Ltd.(a)	304,695	298,432
Bradken Ltd.	190,007	1,655,157
Brockman Resources Ltd.(a)	72,341	404,540
BT Investment Management Ltd.	27,937	82,547
Bunnings Warehouse Property Trust	403,383	783,560
Cabcharge Australia Ltd.	70,491	421,966
Campbell Brothers Ltd.	80,296	3,977,085
Carbon Energy Ltd.(a)	1,145,705	394,948
Cardno Ltd.	103,053	652,974
Carnarvon Petroleum Ltd.(a)	1,519,314	415,665
Centro Retail Group(a)	927,648	370,538
Challenger Diversified Property Group	375,204	223,780
Challenger Financial Services Group Ltd.	512,297	2,702,249
Challenger Infrastructure Fund Class A	290,098	352,390
Charter Hall Office REIT	636,070	2,443,253
Charter Hall Retail REIT	313,965	1,099,481
Clough Ltd.	118,038	102,048
Coal of Africa Ltd.(a)	438,265	585,131
Coalspur Mines Ltd.(a)	483,590	923,484
Commonwealth Property Office Fund	1,178,522	1,180,090
ConnectEast Group	4,682,276	2,408,304
Count Financial Ltd.	108,973	137,143
Cromwell Group	384,639	303,069
Customers Ltd.	269,193	403,590
Dart Energy Ltd.(a)	60,869	50,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Dart Energy Ltd. New(a)(b)	13,086	10,884
David Jones Ltd.	673,257	3,433,391
Deep Yellow Ltd.(a)	2,365,040	491,755
Downer EDI Ltd.	460,123	1,863,083
DUET Group	1,687,859	3,140,086
DuluxGroup Ltd.	104,710	317,413
Eastern Star Gas Ltd.(a)	593,148	493,325
Elders Ltd.(a)	363,919	203,110
Emeco Holdings Ltd.	602,953	722,527
Energy World Corp. Ltd.(a)	1,041,244	564,046
Envestra Ltd.	1,155,952	809,611
Extract Resources Ltd.(a)	180,017	1,315,971
FKP Property Group	533,389	455,297
Fleetwood Corp. Ltd.	63,274	769,300
FlexiGroup Ltd.	122,293	297,106
Flight Centre Ltd.	79,556	2,046,831
G.U.D Holdings Ltd.	34,780	357,017
Geodynamics Ltd.(a)	242,551	75,649
Gindalbie Metals Ltd.(a)(c)	725,246	797,642
GrainCorp Ltd.	104,903	897,741
Gunns Ltd.(a)	1,199,799	689,325
GWA Group Ltd.	74,185	259,790
Hastie Group Ltd.	150,160	31,222
Hastings Diversified Utilities Fund	621,453	1,135,746
Hills Industries Ltd.	95,651	164,341
Horizon Oil Ltd.(a)	1,418,853	613,325
iiNET Ltd.	146,900	434,052
Iluka Resources Ltd.	398,146	5,450,748
Independence Group NL	227,379	1,669,665
Industrea Ltd.	264,753	431,702
Infigen Energy	784,030	381,812
ING Office Fund	3,120,225	2,151,210
Integra Mining Ltd.(a)	526,510	273,689
Intrepid Mines Ltd.(a)	268,268	535,782
Invocare Ltd.	31,820	238,880
IOOF Holdings Ltd.	357,442	2,800,755
Iress Market Technology Ltd.	27,010	270,164
JB Hi-Fi Ltd.(c)	157,815	3,265,850
Kagara Ltd.(a)	842,542	544,001
Karoon Gas Australia Ltd.(a)	182,607	1,320,916
Kingsgate Consolidated Ltd.	236,631	2,009,508
Linc Energy Ltd.(a)	403,326	1,200,554
Lynas Corp. Ltd.(a)	1,625,040	3,716,779
Macmahon Holdings Ltd.	1,676,572	963,248
Macquarie Atlas Roads Group(a)	130,240	262,965
Mantra Resources Ltd.(a)	106,383	784,673
Matrix Composites & Engineering Ltd.	14,617	130,848
Medusa Mining Ltd.	80,481	707,238
Mesoblast Ltd.(a)	50,690	452,102
Minara Resources Ltd.	355,037	299,172
Mincor Resources NL	499,902	656,482
Mineral Deposits Ltd.(a)	53,099	389,330
Mineral Resources Ltd.	57,354	730,589
Mirabela Nickel Ltd.(a)	336,885	726,280
Molopo Energy Ltd.(a)	375,759	368,035
Monadelphous Group Ltd.	50,320	1,057,300
Mount Gibson Iron Ltd.(a)	858,454	1,766,165
Multiplex SITES Trust(a)	4,836	451,167
Murchison Metals Ltd.(a)(c)	874,680	1,005,067
Myer Holdings Ltd.	337,832	1,168,273
Navitas Ltd.	113,590	505,931
Nexus Energy Ltd.(a)	1,316,540	619,525

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Northern Iron Ltd.(a)	151,525	291,846
NRW Holdings Ltd.	256,426	757,674
Nufarm Ltd.(a)	78,995	417,545
Pacific Brands Ltd.	1,315,060	1,050,570
PanAust Ltd.(a)	2,549,826	2,148,611
Panoramic Resources Ltd.	367,249	827,912
PaperlinX Ltd.(a)	571,501	181,372
Perilya Ltd.(a)	1,017,500	690,371
Perpetual Ltd.	24,235	766,209
Perseus Mining Ltd.(a)	326,915	1,048,236
Pharmaxis Ltd.(a)	225,899	739,166
Platinum Asset Management Ltd.	64,565	326,434
Platinum Australia Ltd.(a)	515,040	287,453
PMP Ltd.	197,779	158,001
Primary Health Care Ltd.	112,858	428,567
Programmed Maintenance Services Ltd.	174,652	363,148
Publishing and Broadcasting Ltd.	882,134	2,693,365
Regis Resources Ltd.(a)	360,402	946,575
Resolute Mining Ltd.(a)	466,045	596,719
Roc Oil Co. Ltd.(a)	1,498,037	704,932
SAI Global Ltd.	226,084	1,237,076
Sandfire Resources NL(a)	47,175	369,126
Sedgman Ltd.	137,095	285,057
Seek Ltd.	240,701	1,830,708
Seven Group Holdings Ltd.	19,980	199,410
Sigma Pharmaceuticals Ltd.(a)	2,350,754	951,843
Silex Systems Ltd.(a)	160,775	712,574
Silver Lake Resources Ltd.(a)	148,380	339,374
Skilled Group Ltd.(a)	195,557	449,417
Southern Cross Media Group Ltd.	209,989	375,726
Spark Infrastructure Group(d)	1,118,948	1,451,058
St Barbara Ltd.(a)	459,938	1,117,400
STW Communications Group Ltd.	647,725	822,252
Sundance Resources Ltd.(a)(c)	3,081,743	1,349,003
Sunland Group Ltd.(a)	273,818	206,760
Tassal Group Ltd.	378,904	671,739
Ten Network Holdings Ltd.	250,691	370,364
Transfield Services Infrastructure Fund	437,738	376,045
Transfield Services Ltd.	429,968	1,670,402
Transpacific Industries Group Ltd.(a)	571,131	693,769
UGL Ltd.	203,699	3,361,605
West Australian Newspapers Holdings Ltd.(b)	309,525	1,693,644
Western Areas NL	199,629	1,465,894
White Energy Co. Ltd.(a)(c)	93,083	274,018
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	3,154	—
Whitehaven Coal Ltd.	193,337	1,358,334

		161,537,240
AUSTRIA—1.58%
Andritz AG	51,989	5,376,795
Atrium European Real Estate Ltd.	300,090	2,056,887
Austria Technologie & Systemtechnik AG	15,912	350,565
CA Immobilien Anlagen AG(a)	28,307	558,340
conwert Immobilien Invest SE(a)	185,197	3,261,381
Intercell AG(a)	6	54
Oesterreichische Post AG(c)	72,526	2,629,734
RHI AG(a)	61,424	2,198,023
Rosenbauer International AG	2,976	181,023
Schoeller-Bleckmann Oilfield Equipment AG	15,542	1,576,714
Sparkassen Immobilien AG(a)	298,795	2,283,399
Wienerberger AG(a)	155,410	3,328,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Zumtobel AG	76,041	2,763,954

		26,565,094
BELGIUM—1.85%
Ackermans & van Haaren NV	41,814	4,382,171
Agfa-Gevaert NV(a)	265,123	1,183,943
Atenor Group SA	744	38,324
Barco NV(a)	27,197	2,380,216
Cofinimmo SA	34,414	5,304,783
Compagnie Maritime Belge SA	21,277	667,001
Deceuninck NV(a)	84,551	253,388
Devgen NV(a)	26,087	268,210
Econocom Group SA	4,627	109,353
EVS Broadcast Equipment SA	14,617	1,002,967
Galapagos NV(a)	41,074	608,155
Hamon & Cie (International) SA	2,046	87,876
Intervest Offices NV	2,976	101,549
Ion Beam Applications SA(a)	9,437	111,586
KBC Ancora SCA(a)	5,580	108,945
Leasinvest Real Estate SCA	558	55,756
Nyrstar(a)(c)	49,980	297
Nyrstar NV	128,316	1,774,245
Omega Pharma SA	33,674	1,728,573
Recticel SA	30,527	340,580
RHJ International SA(a)	201,479	1,676,909
Roularta Media Group NV(a)	1,674	61,468
SA D’Ieteren NV	8,184	596,040
SIPEF NV	18,687	1,968,407
Telenet Group Holding NV(a)	59,389	2,957,397
Tessenderlo Chemie NV	59,389	2,368,384
ThromboGenics NV(a)	28,307	882,342
Wereldhave Belgium NV	744	77,785

		31,096,650
DENMARK—1.71%
ALK-Abello A/S	18,872	1,148,843
Alm. Brand A/S(a)	74,555	167,601
Amagerbanken A/S(b)	130,550	3
Auriga Industries A/S Class B	20,352	388,687
Bang & Olufsen A/S Class B(a)(c)	85,846	1,349,176
Bavarian Nordic A/S(a)(c)	14,062	324,509
Christian Hansen Holding A/S	48,104	1,097,655
D/S Norden A/S	30,535	1,095,862
Danisco A/S	7,400	983,398
East Asiatic Co. Ltd. A/S	57,354	1,911,172
FLSmidth & Co. A/S(a)	49,954	4,511,775
Genmab A/S(a)	7,032	76,103
GN Store Nord A/S	336,907	3,347,857
Greentech Energy Systems A/S(a)	134,505	503,058
Jyske Bank A/S Registered(a)	45,514	2,266,351
NeuroSearch A/S(a)	36,079	380,410
NKT Holding A/S(c)	36,634	2,258,537
Royal Unibrew A/S	12,212	903,756
Schouw & Co. A/S	15,727	467,744
SimCorp A/S	9,460	1,722,002
Solar Holdings A/S Class B	1,860	163,182
Sydbank A/S	81,776	2,375,199
TK Development A/S(a)	33,119	153,516

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Topdanmark A/S(a)	6,919	1,273,229

		28,869,625
FINLAND—1.92%
Alma Media Corp.	249,951	2,922,120
Amer Sports OYJ Class A	231,451	3,801,225
Atria PLC	9,807	116,688
Cargotec Corp. Class B	14,432	810,633
Citycon OYJ	476,220	2,260,864
Huhtamaki OYJ	152,450	2,135,091
Kemira OYJ	14,432	264,430
Konecranes OYJ	86,771	4,179,976
Lassila & Tikanoja OYJ	25,162	481,188
Outotec OYJ	56,244	3,570,552
Raisio PLC Series V	89,916	344,171
SRV Group PLC	10,547	108,437
Talvivaara Mining Co. PLC(a)	199,259	1,766,463
Technopolis OYJ	70,121	375,554
Tieto OYJ	121,923	2,252,018
Uponor OYJ(c)	112,118	2,190,675
YIT OYJ	157,815	4,738,880

		32,318,965
FRANCE—5.30%
Altran Technologies SA(a)	215,724	1,705,857
Aperam	3,906	164,721
Arkema	71,971	7,511,705
Beneteau SA	105,273	2,263,092
BOURBON SA	61,794	2,931,391
CFAO SA	9,437	380,120
Club Mediterranee SA(a)	64,171	1,498,037
Derichebourg(a)	219,979	2,087,078
EDF Energies Nouvelles SA	1,860	110,821
Etablissements Maurel et Prom	131,915	2,816,254
Euler Hermes SA(a)	1,302	139,021
Eurofins Scientific SA(c)	19,057	2,057,141
ExonHit Therapeutics SA(a)	22,202	72,136
Faurecia(a)	34,965	1,444,693
Gemalto NV	99,723	5,119,778
GFI Informatique(a)	21,277	121,531
Groupe Steria SCA	64,939	2,158,577
Haulotte Group(a)(c)	79,371	1,762,790
Havas SA	546,709	3,122,726
IMS International Metal Service(a)	57,539	1,505,410
Ingenico SA	70,306	3,494,773
Ipsen SA	2,790	109,442
Ipsos SA	2,046	106,544
Mercialys	2,604	112,808
Mersen	1,488	90,600
METabolic EXplorer SA(a)	15,357	144,220
Nexans SA	31,822	3,378,428
Nexity	40,519	2,206,184
Orpea SA	50,509	2,529,437
Parrot SA(a)	12,212	460,190
Rallye SA	1,674	88,203
Remy Cointreau SA	42,554	3,512,727
Rhodia SA	116,743	5,451,468
Rubis SA	5,580	687,115
SA des Ciments Vicat	1,488	136,054
Saft Groupe SA(c)	54,024	2,484,651
SEB SA	35,154	3,870,906
Sechilienne-Sidec	44,774	1,311,928

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Societe Immobiliere de Location pour l’Industrie et le Commerce	25,717	3,863,067
Soitec SA(a)(c)	69,751	1,134,687
Spir Communication(a)	1,302	79,777
Technicolor SA Registered(a)	16,282	124,693
Teleperformance SA	106,753	4,080,629
Ubisoft Entertainment SA(a)	8,516	85,636
Valeo SA(a)	70,306	4,484,637
Wendel	16,095	2,019,409
Zodiac Aerospace	53,284	4,189,764

		89,210,856
GERMANY—6.19%
ADVA AG Optical Networking(a)(c)	85,840	669,109
AIXTRON AG(c)	103,978	4,442,740
Asian Bamboo AG(c)	8,184	412,821
Aurubis AG	49,769	2,946,108
Balda AG(a)	80,111	1,069,674
Bertrandt AG	10,362	759,814
Bilfinger Berger SE(a)	58,649	5,658,369
CENTROTEC Sustainable AG(a)	15,912	558,425
Colonia Real Estate AG(a)	44,404	341,972
Conergy AG(a)(c)	34	20
Constantin Medien AG(a)	31,822	97,727
Daldrup & Soehne AG(a)	2,604	78,811
Demag Cranes AG	41,259	2,221,685
Deutsche EuroShop AG	5,952	240,893
Deutsche Wohnen AG Bearer(a)	101,203	1,596,790
DEUTZ AG(a)	187,787	1,721,475
Douglas Holding AG	58,464	3,433,059
ElringKlinger AG	66,051	2,320,971
EnviTec Biogas AG(a)	3,534	54,554
Freenet AG	137,835	1,758,632
GAGFAH SA	117,298	1,066,763
Gerresheimer AG	45,699	2,213,300
Gesco AG	4,278	364,372
Gildemeister AG(c)	106,337	2,701,667
Heidelberger Druckmaschinen AG(a)(c)	283,068	1,265,339
IVG Immobilien AG(a)	115,078	972,647
Kloeckner & Co. SE(a)	86,216	3,105,657
Kontron AG(c)	136,910	1,690,565
KUKA AG(a)	70,121	1,918,341
LEONI AG(a)	54,394	2,994,335
Loewe AG	16,652	155,641
MLP AG	110,268	1,096,077
MorphoSys AG(a)(c)	67,161	1,977,856
MTU Aero Engines Holding AG(a)	66,051	5,071,152
Nordex SE(a)(c)	37,004	372,655
PATRIZIA Immobilien AG(a)	18,317	136,691
Pfeiffer Vacuum Technology AG	5,610	778,200
Pfleiderer AG Registered(a)(c)	151,330	157,384
Phoenix Solar AG	3,162	102,384
Praktiker Bau-und Heimwerkermaerkte Holding AG	102,683	1,216,134
Q-Cells SE(a)(c)	115,810	493,970
QSC AG(a)	148,195	566,805
R. Stahl AG	2,232	102,885
Rheinmetall AG	47,179	4,238,884
Rhoen Klinikum AG	162,440	3,722,184
Roth & Rau AG(a)	12,025	413,181
SGL Carbon SE(a)(c)	77,521	4,140,366
Sky Deutschland AG(a)	285,103	1,258,785
Software AG	30,897	5,855,906

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

SolarWorld AG(c)	40,885	657,219
Stada Arzneimittel AG	76,966	3,411,330
Symrise AG	157,445	5,201,948
Tognum AG	119,518	4,592,509
Vossloh AG	18,132	2,610,976
Wincor Nixdorf AG	50,324	4,166,067
Wirecard AG	138,205	2,642,978
XING AG(a)	5,952	423,770

		104,240,572
GREECE—0.64%
Alapis Holding Industrial and Commercial SA	624,710	166,828
Athens Water Supply & Sewage Co. SA	3,770	29,532
Diagnostic & Therapeutic Center of Athens Hygeia SA(a)	8,990	5,735
Ellaktor SA	30,020	136,285
Eurobank Properties Real Estate Investment Co.	2,465	21,942
Forthnet SA(a)	110,425	75,360
Fourlis Holdings SA	5,664	46,637
Frigoglass SA	21,777	369,931
GEK Terna Holding Real Estate Construction SA	12,390	45,035
Geniki Bank(a)	22,750	42,527
Hellenic Exchanges SA	18,960	151,897
Hellenic Petroleum SA	142,350	1,520,572
Intralot SA	42,660	152,530
Jumbo SA	116,550	942,379
Marfin Investment Group SA(a)	351,050	369,781
Marfin Popular Bank Public Co. Ltd.(c)	786,079	956,306
Metka SA	6,544	87,767
Motor Oil (Hellas) Corinth Refineries SA	34,157	453,544
Mytilineos Holdings SA(a)	77,700	620,184
Piraeus Bank SA(a)	1,093,755	1,784,965
Sidenor Steel Products Manufacturing Co. SA(a)	14,000	56,703
Terna Energy SA	90,150	414,614
Thessaloniki Water Supply & Sewage Co. SA	3,190	22,244
Titan Cement Co. SA(c)	69,000	1,842,632
TT Hellenic Postbank SA(a)	80,896	348,050
Viohalco SA(a)	35,000	207,704

		10,871,684
HONG KONG—2.82%
AAC Acoustic Technologies Holdings Inc.(c)	1,134,000	2,963,618
APAC Resources Ltd.(a)	3,760,000	217,828
Bonjour Holdings Ltd.(c)	1,488,000	258,613
Brightoil Petroleum (Holdings) Ltd.	2,249,512	990,439
Cafe de Coral Holdings Ltd.(c)	1,496,000	3,478,264
Century City International Holdings Ltd.	804,000	62,104
Champion REIT(c)	4,156,000	2,407,694
China WindPower Group Ltd.(a)	5,640,000	588,135
Citic Telecom International Holdings Ltd.(c)	1,302,000	370,439
CK Life Sciences International (Holdings) Inc.(a)	2,604,000	177,677
Dah Chong Hong Holdings Ltd.	748,000	855,121
Dah Sing Banking Group Ltd.	223,200	360,908
Dickson Concepts International Ltd.	463,500	365,783
eSun Holdings Ltd.(a)	744,000	267,233
Far East Consortium International Ltd.	372,000	91,472
First Pacific Co. Ltd.(c)	4,524,800	4,252,413
G-Resources Group Ltd.(a)	13,464,000	1,040,012
Giordano International Ltd.(c)	6,358,000	4,591,943
Great Eagle Holdings Ltd.	185,000	657,346
HKR International Ltd.	446,400	260,337

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Hongkong & Shanghai Hotels (The)	92,500	162,907
Hutchison Harbour Ring Ltd.(a)	12,716,000	1,456,980
Hutchison Telecommunications Hong Kong Holdings Ltd.(c)	3,366,000	1,061,679
I.T Ltd.	372,000	299,320
Johnson Electric Holdings Ltd.	3,179,000	1,948,097
K. Wah International Holdings Ltd.(c)	1,302,000	516,268
Lai Sun Development Co. Ltd.(a)	19,612,000	669,084
Melco International Development Ltd.(c)	1,510,000	1,281,078
Midland Holdings Ltd.	1,134,000	874,486
Mongolia Energy Corp. Ltd.(a)	1,850,000	435,849
Neo Telemedia Ltd.(a)	26,648,000	360,219
Next Media Ltd.(a)	372,000	45,976
Pacific Andes International Holdings Ltd.	1,116,000	182,466
Pacific Basin Shipping Ltd.(c)	3,024,000	1,872,578
Pacific Century Premium Developments Ltd.	1,667,000	317,622
Prosperity REIT	2,046,000	492,561
RCG Holdings Ltd.(a)	9,000	2,433
Regent Pacific Group Ltd.	11,657,000	487,734
Richfield Group Holdings Ltd.(a)	1,488,000	147,505
Rising Development Holdings Ltd.(a)	412,206	85,969
Shun Tak Holdings Ltd.(c)	1,512,000	942,129
Singamas Container Holdings Ltd.(a)	1,110,000	508,729
Techtronic Industries Co. Ltd.(c)	1,890,000	2,579,175
Television Broadcasts Ltd.	187,000	1,095,383
Tom Group Ltd.(a)	372,000	44,060
Trinity Ltd.	370,000	400,124
Value Partners Group Ltd.	372,000	334,760
Victory City International Holdings Ltd.	744,000	165,704
VTech Holdings Ltd.(c)	189,000	2,153,368
Xinyi Glass Holdings Co. Ltd.	1,870,000	2,253,360

		47,434,982
IRELAND—1.12%
Allied Irish Banks PLC(a)	514,670	175,620
Beazley PLC	45,884	100,181
C&C Group PLC	423,676	2,174,838
DCC PLC	112,673	3,761,138
FBD Holdings PLC	85,846	923,368
Fyffes PLC	317,850	193,340
Glanbia PLC	147,825	955,109
Grafton Group PLC	301,015	1,585,380
Greencore Group PLC	383,899	626,508
Independent News & Media PLC(a)	422,566	366,748
Irish Life & Permanent Group Holdings PLC(a)	685,795	152,617
Kingspan Group PLC	54,209	530,802
Paddy Power PLC	57,539	2,817,041
Petroceltic International PLC(a)	1,656,962	331,648
PetroNeft Resources PLC(a)	385,194	407,978
Smurfit Kappa Group PLC(a)	137,835	1,881,122
Total Produce PLC	162,625	101,333
United Drug PLC	500,827	1,729,024

		18,813,795
ISRAEL—1.18%
Africa Israel Investments Ltd.(a)	33,674	287,263
Africa Israel Properties Ltd.(a)	19,797	276,183
Airport City Ltd.(a)	38,854	201,478
AL-ROV (Israel) Ltd.(a)	8,882	342,731
Alon Holdings Blue Square-Israel Ltd.(c)	32,747	329,511
Alony Hetz Properties & Investments Ltd.	48,289	277,637

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Alvarion Ltd.(a)	239,776	417,419
Amot Investments Ltd.	113,783	352,258
AudioCodes Ltd.(a)	67,531	416,732
Bayside Land Corp. Ltd.	1,116	280,077
British Israel Investments Ltd.	71,601	282,026
Ceragon Networks Ltd.(a)	80,851	1,022,577
Clal Industries and Investments Ltd.	22,387	178,551
Clal Insurance Enterprises Holdings Ltd.	7,068	200,040
Delek Automotive Systems Ltd.	5,022	64,635
Delek Israeli Fuel Corp. Ltd.	19,797	641,096
Delek Real Estate Ltd.(a)	808,130	151,120
Elbit Imaging Ltd.(a)	11,287	134,680
Elco Holdings Ltd.	12,212	173,846
Electra (Israel) Ltd.	2,046	248,933
Electra Real Estate Ltd.(a)	47,364	346,408
Elron Electronic Industries Ltd.(a)	47,919	287,030
FMS Enterprises Migun Ltd.	12,952	384,331
Frutarom	60,869	668,854
Gazit Inc.	17,392	470,033
Given Imaging Ltd.(a)	13,137	278,766
Granite Hacarmel Investments Ltd.	131,358	276,791
Hadera Paper Ltd.(a)	4,650	376,527
Hot Telecommunication Systems Ltd.(a)	30,157	543,166
Ituran Location and Control Ltd.	42,184	679,527
Jerusalem Economy Ltd.	22,572	285,081
Jerusalem Oil Exploration Ltd.(a)	22,017	478,505
Koor Industries Ltd.(a)	8,184	198,490
MATRIX IT Ltd.(c)	87,141	544,470
Melisron Ltd.	15,172	383,601
Mellanox Technologies Ltd.(a)	28,492	798,436
Menorah Mivtachim Holdings Ltd.(a)	11,472	153,266
Naphtha Israel Petroleum Corp. Ltd.(a)	106,568	446,959
NetVision Ltd.	42,554	585,702
Nitsba Holdings (1995) Ltd.(a)	31,637	338,250
Oil Refineries Ltd.(a)	283,623	211,644
Osem Investment Ltd.	35,709	624,298
Paz Oil Co. Ltd.	2,777	514,763
Phoenix Holdings Ltd.(a)	21,647	78,710
Plasson Industries Ltd.	10,362	254,267
Property & Building Corp. Ltd.	1,860	169,548
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.(c)	31,082	1,246,417
Retalix Ltd.(a)	21,277	309,019
Shikun & Binui Ltd.	70,121	203,578
Shufersal Ltd.	108,048	675,100
Strauss Group Ltd.	31,637	528,880
Tower Semiconductor Ltd.(a)	78,816	107,381
Union Bank of Israel	37,374	191,252

		19,917,843
ITALY—3.11%
Acotel Group SpA(a)	744	41,933
Actelios SpA	4	9
Aedes SpA(a)	590,186	151,917
Alerion Cleanpower SpA	475,110	394,729
Arnoldo Mondadori Editore SpA(a)(c)	674,182	2,860,619
AS Roma SpA(a)(c)	329,135	403,340
Ascopiave SpA	62,164	155,494
Azimut Holding SpA	224,604	2,875,711
Banca Piccolo Credito Valtellinese Scrl(c)	407,581	1,945,884
Banca Popolare dell’Emilia Romagna Scrl	137,095	1,678,002
Banca Popolare dell’Etruria e del Lazio Scrl(a)	324,140	1,366,701

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Banca Popolare di Milano Scrl	261,421	895,920
Banco di Sardegna SpA	4,464	61,791
Beghelli SpA	45,329	45,394
Benetton Group SpA	156,150	1,269,520
Beni Stabili SpA(a)	1,626,990	1,844,145
Biesse SpA(a)	20,722	230,266
Brioschi Finanziaria SpA(a)	384,084	85,645
Bulgari SpA	120,250	2,192,572
Buongiorno SpA(a)	236,816	500,309
Buzzi Unicem SpA(c)	138,205	2,142,678
Caltagirone Editore SpA	23,312	59,211
Cam Finanziara SpA(a)	315,815	189,291
Carraro SpA(a)	74,006	455,651
CIR SpA(a)	1,118,208	2,936,383
d’Amico International Shipping SA(a)	58,464	80,362
Danieli SpA RNC	102,498	1,838,479
Davide Campari-Milano SpA	763,358	5,506,303
Digital Multimedia Technologies SpA(a)	12,767	404,772
Engineering Ingegneria Informatica SpA	2,418	86,742
ERG SpA	107,863	1,596,255
Gemina SPA(a)	985,185	1,022,404
Gruppo Editoriale L’Espresso SpA(a)	659,567	2,051,007
Hera SpA	970,940	2,458,911
Immsi SpA	266,973	346,967
Impregilo SpA(a)	435,518	1,497,740
Interpump Group SpA(a)	40,519	366,695
Juventus Football Club SpA(a)	84,551	104,366
Marr SpA	124,698	1,640,043
Poltrona Frau SpA(a)	64,754	122,968
Recordati SpA	436,813	4,630,359
Reply SpA	3,906	117,637
Sabaf SpA	11,287	374,092
Seat Pagine Gialle SpA(a)(c)	514,702	61,853
Societa Cattolica di Assicurazioni Scrl	94,541	2,663,557
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA(a)	744	30,807
Sogefi SpA	80,481	337,907
Telecom Italia Media SpA(a)	400,736	117,777
Tiscali SpA(a)(c)	190,503	22,356
Vittoria Assicurazioni SpA	11,102	66,378

		52,329,852
JAPAN—22.23%
Access Co. Ltd.(a)	376	354,962
Adeka Corp.	112,200	1,104,853
Advance Residence Investment Corp.	1,134	2,367,508
Aeon Delight Co. Ltd.	18,600	355,541
AIFUL Corp.(a)(c)	65,100	74,615
Airport Facilities Co. Ltd.	18,600	71,521
Akebono Brake Industry Co. Ltd.	18,600	97,424
Alps Electric Co. Ltd.	224,400	2,206,941
Arisawa Manufacturing Co. Ltd.	18,600	92,381
Arnest One Corp.	37,200	342,016
Awa Bank Ltd. (The)	561,000	3,491,558
Bank of Iwate Ltd. (The)	56,100	2,119,134
Bank of Nagoya Ltd. (The)	378,000	1,192,605
Calsonic Kansei Corp.(a)	378,000	1,528,026
Capcom Co. Ltd.	75,600	1,396,653
Circle K Sunkus Co. Ltd.	18,600	284,708
COMSYS Holdings Corp.	207,900	2,167,653
CSK Holdings Corp.(a)(c)	166,500	527,366
CyberAgent Inc.	748	2,675,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

DA Office Investment Corp.	378	1,351,464
Daifuku Co. Ltd.	189,000	1,271,802
Daihen Corp.	378,000	1,509,391
Daikyo Inc.(a)	374,000	594,602
Dainippon Screen Manufacturing Co. Ltd.	370,000	3,397,215
Daio Paper Corp.	189,000	1,357,986
Daishi Bank Ltd. (The)	935,000	2,926,916
Daiwabo Holdings Co. Ltd.	188,000	379,985
DIC Corp.	186,000	442,421
DISCO Corp.	37,800	2,562,238
Don Quijote Co. Ltd.	75,600	2,809,145
Dr. Ci:Labo Co. Ltd.(c)	374	1,578,691
Duskin Co. Ltd.	149,600	3,014,493
Ebara Corp.	567,000	3,179,505
EDION Corp.	151,200	1,300,685
Exedy Corp.	75,600	2,399,187
Frontier Real Estate Investment Corp.	187	1,728,494
Fuji Machine Manufacturing Co. Ltd.	113,600	2,651,693
Fuji Oil Co. Ltd.	93,500	1,295,218
Fuji Soft Inc.	75,600	1,151,610
Fujikura Ltd.	567,000	2,906,976
Funai Electric Co. Ltd.	37,800	1,146,019
Furuno Electric Co. Ltd.	37,200	213,187
Futaba Industrial Co. Ltd.(a)	18,600	106,135
Global One Real Estate Investment Corp. Ltd.	374	3,332,536
Glory Ltd.	113,400	2,487,700
GMO Internet Inc.	168,300	725,967
Gunze Ltd.	187,000	672,960
H.I.S. Co. Ltd.	75,600	1,806,611
H2O Retailing Corp.	374,000	2,705,669
Hanwa Co. Ltd.	567,000	2,403,845
Haseko Corp.(a)	1,702,000	1,132,709
Heiwa Real Estate Co. Ltd.	661,500	1,475,616
Heiwa Real Estate REIT Inc.	186	123,557
Higo Bank Ltd. (The)	561,000	3,221,913
Hitachi Zosen Corp.	1,417,500	2,061,437
Hogy Medical Co. Ltd.	37,400	1,537,207
Hokkoku Bank Ltd. (The)	756,000	2,543,604
Honeys Co. Ltd.	53,940	565,060
Hosiden Corp.	151,000	1,501,812
House Foods Corp.	74,800	1,220,547
Hyakugo Bank Ltd. (The)	567,000	2,452,761
Hyakujushi Bank Ltd. (The)	748,000	2,774,809
Iino Kaiun Kaisha Ltd.	208,300	988,360
Inabata & Co. Ltd.	112,200	638,851
Inui Steamship Co. Ltd.	75,200	408,716
Iseki & Co. Ltd.(a)(c)	378,000	852,527
Ishihara Sangyo Kaisha Ltd.(a)(c)	186,000	220,064
IT Holdings Corp.	132,300	1,289,737
Iwai Cosmo Holdings Inc.	18,600	93,527
Izumi Co. Ltd.	151,200	2,148,553
Japan Airport Terminal Co. Ltd.	94,900	1,219,876
Japan Digital Laboratory Co. Ltd.	205,700	2,365,271
Japan Excellent Inc.	378	2,077,742
Japan Logistics Fund Inc.	374	3,194,257
Japan Rental Housing Investments Inc.	372	168,487
Japan Securities Finance Co. Ltd.	224,400	1,388,326
Japan Wind Development Co. Ltd.(a)(c)	186	403,451
Juki Corp.(a)(c)	567,000	1,397,584
Juroku Bank Ltd. (The)	567,000	1,746,981
JVC KENWOOD Holdings Inc.(a)	155,780	800,595

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

K’s Holdings Corp.	74,860	2,319,424
kabu.com Securities Co. Ltd.	150,400	476,372
Kagome Co. Ltd.	93,500	1,624,784
Kagoshima Bank Ltd. (The)	378,000	2,524,969
Kakaku.com Inc.	378	2,154,609
Kanematsu Corp.(a)	1,512,000	1,490,757
Kayaba Industry Co. Ltd.	378,000	3,125,931
Keihin Corp.	94,500	1,785,414
Keiyo Bank Ltd. (The)	561,000	2,744,848
Kenedix Inc.(a)(c)	2,805	507,486
Kenedix Realty Investment Corp.	380	1,613,384
Kewpie Corp.	205,700	2,456,536
Kitz Corp.	378,000	1,956,618
Kiyo Holdings Inc.	1,701,000	2,410,833
Kobayashi Pharmaceutical Co. Ltd.	74,800	3,503,081
Kojima Co. Ltd.	18,600	111,407
Komeri Co. Ltd.	75,600	2,052,586
Leopalace21 Corp.(a)(c)	1,400	1,967
Lion Corp.	187,000	979,480
Macnica Inc.	18,600	438,753
Macromill Inc.	37,200	419,497
Maruha Nichiro Holdings Inc.	945,000	1,397,584
Marusan Securities Co. Ltd.	302,400	1,259,689
Matsuya Co. Ltd.(a)	56,400	292,635
Meidensha Corp.	187,000	795,107
Meitec Corp.	95,100	1,828,395
MID REIT Inc.	567	1,763,752
Ministop Co. Ltd.	18,600	298,920
Misumi Group Inc.	168,300	4,229,279
Mitsubishi Steel Manufacturing Co. Ltd.	567,000	1,900,715
Mizuno Corp.(c)	561,000	2,406,064
Monex Group Inc.	2,256	445,973
Mori Hills REIT Investment Corp.	186	640,478
Mori Seiki Co. Ltd.	151,200	1,937,984
MORI TRUST Sogo REIT Inc.	378	3,824,723
Musashino Bank Ltd. (The)	75,600	2,378,689
Nagase & Co. Ltd.	187,000	2,355,361
Namura Shipbuilding Co. Ltd.	18,600	93,756
Nanto Bank Ltd. (The)	378,000	1,840,153
Net One Systems Co. Ltd.	1,321	2,367,185
Nichi-Iko Pharmaceutical Co. Ltd.	74,800	1,934,070
Nichicon Corp.	113,200	1,729,948
Nifco Inc.	112,200	2,831,965
Nihon Dempa Kogyo Co. Ltd.	56,700	860,213
Nihon Kohden Corp.	75,800	1,605,869
Nihon Parkerizing Co. Ltd.	187,000	2,590,436
Nihon Unisys Ltd.	189,000	1,162,324
Nippon Coke & Engineering Co. Ltd.	467,500	887,294
Nippon Denko Co. Ltd.	189,000	1,227,545
Nippon Kayaku Co. Ltd.	374,000	3,595,267
Nippon Konpo Unyu Soko Co. Ltd.	187,000	2,000,444
Nippon Light Metal Co. Ltd.	1,323,000	2,674,045
Nippon Paint Co. Ltd.	561,000	3,920,224
Nippon Seiki Co. Ltd.	189,000	2,175,573
Nippon Sharyo Ltd.	378,000	1,644,491
Nippon Shinyaku Co. Ltd.	189,000	2,436,456
Nippon Shokubai Co. Ltd.	187,000	2,426,806
Nippon Suisan Kaisha Ltd.	573,700	1,597,932
Nippon Yakin Kogyo Co. Ltd.(a)	277,500	649,803
Nishi-Nippon Railroad Co. Ltd.	935,000	4,033,153
Nishimatsuya Chain Co. Ltd.	151,200	1,272,734
Nisshin OilliO Group Ltd. (The)	378,000	1,760,956

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Nitto Boseki Co. Ltd.(a)	756,000	1,816,860
NSD Co. Ltd.	151,200	1,401,311
Ogaki Kyoritsu Bank Ltd. (The)	567,000	1,809,872
Okasan Securities Group Inc.	567,000	2,019,510
Oki Electric Industry Co. Ltd.(a)	1,510,000	1,228,247
Okinawa Electric Power Co. Inc. (The)	37,800	1,646,820
Okuma Corp.	191,000	1,786,653
Onoken Co. Ltd.	18,600	171,008
Orient Corp.(a)(c)	660,500	797,745
ORIX JREIT Inc.	567	3,088,662
Osaka Securities Exchange Co. Ltd.	378	1,914,691
OSG Corp.	207,900	2,774,904
Pacific Metals Co. Ltd.	189,000	1,423,207
PARK24 Co. Ltd.	280,500	2,924,612
Pioneer Corp.(a)	302,400	1,267,143
Point Inc.	30,180	1,372,494
Premier Investment Corp.	187	871,161
Press Kogyo Co. Ltd.	378,000	1,714,370
Prima Meat Packers Ltd.	186,000	247,572
Promise Co. Ltd.(a)	102,850	868,280
Rengo Co. Ltd.	378,000	2,250,111
Resorttrust Inc.	187,000	2,270,089
Roland Corp.	132,300	1,519,640
Ryohin Keikaku Co. Ltd.	56,700	2,606,495
Saizeriya Co. Ltd.	57,100	973,951
San-in Godo Bank Ltd. (The)	378,000	2,785,852
Sanken Electric Co. Ltd.	378,000	2,007,863
Sankyu Inc.	567,000	2,592,519
Sanrio Co. Ltd.	56,100	1,852,946
Sanshin Electronics Co. Ltd.	18,600	155,191
Sanwa Holdings Corp.	758,000	2,456,914
Sanyo Shokai Ltd.	189,000	563,692
Sanyo Special Steel Co. Ltd.	378,000	2,091,718
SATO Corp.	18,600	243,675
Sawai Pharmaceutical Co. Ltd.	37,400	3,341,755
Seino Holdings Co. Ltd.	378,000	2,823,121
Shiga Bank Ltd. (The)	561,000	2,993,752
Shima Seiki Manufacturing Ltd.	56,700	1,501,006
Shimachu Co. Ltd.	113,600	2,643,293
Shinko Plantech Co. Ltd.	132,300	1,465,833
Simplex Technology Inc.	1,302	612,970
Sinfonia Technology Co. Ltd.	378,000	1,169,312
Skymark Airlines Inc.(a)	56,100	741,178
So-net Entertainment Corp.	374	1,403,537
So-net M3 Inc.	189	1,227,545
Sotetsu Holdings Inc.	1,496,000	4,093,074
Star Micronics Co. Ltd.	113,400	1,273,199
Sumitomo Bakelite Co. Ltd.	561,000	3,588,353
Sumitomo Forestry Co. Ltd.	302,600	2,629,196
Sumitomo Osaka Cement Co. Ltd.	758,000	2,045,871
Sumitomo Warehouse Co. Ltd. (The)	561,000	2,565,085
Tadano Ltd.	378,000	1,998,546
Taiyo Yuden Co. Ltd.	189,000	2,627,459
Takara Holdings Inc.	378,000	1,830,836
Teikoku Piston Ring Co. Ltd.	55,800	502,021
Toagosei Co. Ltd.	561,000	3,014,493
TOC Co. Ltd.	302,200	1,232,785
Toda Corp.	567,000	2,096,377
Toho Holdings Co. Ltd.	94,500	971,321
Toho Zinc Co. Ltd.	378,000	2,040,473
Tokai Carbon Co. Ltd.	378,000	1,970,594

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Tokai Rika Co. Ltd.	18,600	322,761
Tokai Tokyo Financial Holdings Inc.	567,000	1,684,089
Tokyo Dome Corp.(a)	567,000	1,222,886
Tokyo Seimitsu Co. Ltd.	94,700	1,841,713
Tokyo Tomin Bank Ltd. (The)(a)	75,600	1,002,534
Tokyu Construction Co. Ltd.(a)	22,320	60,243
TOKYU REIT Inc.	378	2,608,824
TOMONY Holdings Inc.	37,200	130,205
Tomy Co. Ltd.	205,700	1,769,517
Topcon Corp.	189,000	1,071,481
Topre Corp.	37,200	304,880
Toshiba Machine Co. Ltd.	378,000	1,993,887
Toyo Construction Co. Ltd.	186,000	206,310
Toyo Kanetsu K.K.	186,000	437,836
Toyota Auto Body Co. Ltd.	18,600	325,970
TS Tech Co. Ltd.	75,600	1,322,115
Tsukuba Bank Ltd.(a)	187,000	541,595
ULVAC Inc.	56,700	1,260,621
United Urban Investment Corp.	372	465,802
USEN Corp.(a)	366,340	257,350
VeriSign Japan K.K.	372	154,962
Wacom Co. Ltd.	756	965,265
Xebio Co. Ltd.	75,600	1,395,721
Yamatake Corp.	113,400	2,887,409
Yodogawa Steel Works Ltd.	561,000	2,357,666
Yoshinoya Holdings Co. Ltd.	2,244	2,724,106
Zappallas Inc.	186	252,157
Zeon Corp.	378,000	3,391,472

		374,525,862
NETHERLANDS—2.44%
Aalberts Industries NV	150,045	3,802,124
Arcadis NV	101,203	2,617,024
ASM International NV(a)	44,959	1,956,012
BinckBank NV	95,836	1,735,335
CSM NV CVA	102,868	3,947,387
Eurocommercial Properties NV	4,836	248,962
Imtech NV	100,833	3,835,638
Kardan NV(a)	69,751	414,241
Koninklijke BAM Groep NV	295,833	2,368,293
Koninklijke Wessanen NV	283,808	1,265,278
Mediq NV	131,173	2,831,551
New World Resources NV Class A	69,190	1,172,520
Nutreco NV	47,179	3,678,226
SNS REAAL NV(a)	155,225	955,711
TomTom NV(a)(c)	22,017	199,547
USG People NV(a)	111,563	2,212,107
VastNed Retail NV	40,519	3,110,899
Wavin NV(a)	42,369	759,333
Wereldhave NV	39,039	4,086,134

		41,196,322
NEW ZEALAND—0.65%
Fisher & Paykel Appliances Holdings Ltd.(a)	1,730,781	838,511
Fisher & Paykel Healthcare Corp. Ltd.	852,532	2,127,085
Freightways Ltd.	1,144,295	3,178,425
Kiwi Income Property Trust	2,732,801	2,272,798

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Mainfreight Ltd.	344,307	2,579,939

		10,996,758
NORWAY—2.64%
BW Offshore Ltd.(a)	186,050	482,965
BWG Homes ASA(a)	37,210	174,010
Cermaq ASA(a)	135,200	2,787,070
Deep Sea Supply PLC(a)	93,020	251,235
Det norske oljeselskap ASA(a)	37,210	234,380
DNO International ASA(a)	1,147,810	1,724,218
EDB Business Partner ASA(a)	34,784	96,271
Eltek ASA(a)	539,560	687,961
Fred Olsen Energy ASA	58,649	2,709,090
Frontline Ltd.(c)	65,309	1,443,541
Golden Ocean Group Ltd.	246,621	302,448
Grieg Seafood ASA	93,020	355,103
Kongsberg Automotive Holding ASA(a)	297,690	297,176
Marine Harvest ASA	2,972,587	3,932,016
Morpol ASA(a)	35,709	139,045
Norse Energy Corp. ASA(a)	2,173,935	361,005
Norske Skogindustrier ASA(a)(c)	131,543	374,112
Northern Offshore Ltd.(a)	177,427	467,354
Norwegian Energy Co. ASA(a)	195,730	537,981
Norwegian Property ASA(a)	626,820	1,268,225
Opera Software ASA	74,420	417,623
Petroleum Geo-Services ASA(a)	180,560	2,855,364
Polarcus Ltd.(a)	297,110	385,632
Prosafe SE	75,301	612,291
Schibsted ASA	70,491	2,121,841
Sevan Marine ASA(a)	613,275	434,053
Songa Offshore SE(a)	158,175	969,148
SpareBank 1 SMN	314,600	3,167,588
Stolt-Nielsen Ltd.	79,001	1,915,066
Storebrand ASA	381,679	3,970,473
TGS-NOPEC Geophysical Co. ASA	135,245	3,565,023
Tomra Systems ASA	312,115	2,680,863
Veidekke ASA	268,350	2,714,719

		44,434,890
PORTUGAL—0.57%
Mota-Engil SGPS SA(a)(c)	342,642	909,935
Portucel Empresa Produtore de Pasta e Papel SA(c)	1,035,139	3,882,332
Redes Energeticas Nacionais SA(a)	389,449	1,484,912
Semapa - Sociedade de Investimento e Gestao SGPS SA	262,346	3,308,341

		9,585,520
SINGAPORE—2.53%
Banyan Tree Holdings Ltd.(a)	2,270,000	1,755,083
Biosensors International Group Ltd.(a)	1,888,000	2,085,334
Cambridge Industrial Trust	1,674,000	684,803
CapitaCommercial Trust(c)	2,268,000	2,672,056
CDL Hospitality Trusts	1,309,000	2,163,371
CH Offshore Ltd.	744,000	270,877
Chemoil Energy Ltd.(a)	186,000	66,030
Creative Technology Ltd.	9,300	26,479
CSE Global Ltd.	372,000	353,054
Ezra Holdings Ltd.(c)	1,134,000	1,530,865
Frasers Centrepoint Trust	372,000	450,448
Frasers Commercial Trust(c)	927,000	606,750
Gallant Venture Ltd.(a)(c)	925,000	329,208
GMG Global Ltd.	930,000	213,050
Hi-P International Ltd.	186,000	185,658

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Hyflux Ltd.(c)	265,500	467,028
Indofood Agri Resources Ltd.(a)(c)	567,000	964,909
k1 Ventures Ltd.	372,000	45,654
KS Energy Services Ltd.(a)	186,000	150,657
Li Heng Chemical Fibre Technologies Ltd.	1,674,000	239,681
Lippo-Mapletree Indonesia Retail Trust	930,000	426,099
M1 Ltd.(c)	374,000	731,323
Mapletree Logistics Trust	1,170,000	866,312
Metro Holdings Ltd.	4,301,000	3,061,460
Midas Holdings Ltd.(c)	186,000	111,090
Oceanus Group Ltd.(a)(b)(c)	1,302,000	292,943
OSIM International Ltd.(c)	372,000	517,406
Pacific Century Regional Developments Ltd.	558,000	86,742
Raffles Education Corp. Ltd.(a)(c)	752,000	409,147
SATS Ltd.	186,000	392,620
Singapore Post Ltd.	5,423,000	5,146,803
SMRT Corp. Ltd.(c)	1,683,000	2,616,241
Sound Global Ltd.(a)	558,000	342,401
Straits Asia Resources Ltd.	756,000	1,824,668
Suntec REIT	3,927,000	4,883,649
Tat Hong Holdings Ltd.	186,000	127,069
Venture Corp. Ltd.(c)	378,000	2,984,414
Wing Tai Holdings Ltd.	1,323,000	1,710,239
Yanlord Land Group Ltd.	748,000	887,380

		42,679,001
SPAIN—1.81%
Abengoa SA(c)	67,346	2,248,077
Almirall SA	78,631	898,259
Amper SA(a)	9,622	57,814
Avanzit SA(a)	240,516	159,860
Banco Pastor SA(c)	271,598	1,313,594
Bolsas y Mercados Espanoles(c)	75,671	2,566,951
Construcciones y Auxiliar de Ferrocarriles SA	4,862	2,968,258
Ebro Puleva SA	138,945	3,435,304
FAES FARMA SA	336,907	1,357,053
Gamesa Corporacion Tecnologica SA(a)	4,836	45,538
NH Hoteles SA(a)(c)	118,778	1,003,568
Obrascon Huarte Lain SA	61,239	2,513,027
Papeles y Cartones de Europa SA	248,949	1,529,071
Tecnicas Reunidas SA	36,264	2,280,098
Tubacex SA(a)(c)	346,157	1,484,184
Tubos Reunidos SA(a)	371,319	1,228,482
Viscofan SA	95,466	4,216,426
Zeltia SA(a)(c)	290,838	1,214,637

		30,520,201
SWEDEN—3.78%
Alliance Oil Co. Ltd. SDR(a)	36,755	730,539
Avanza Bank Holding AB	1,850	67,832
Axfood AB	2,232	82,209
Axis Communications AB	34,599	884,004
B & B Tools AB Class B	15,727	300,064
Billerud AB	8,512	103,798
BioInvent International AB(a)	79,001	356,510
Black Earth Farming Ltd. SDR(a)	62,164	278,466
Castellum AB	282,513	4,391,855
D. Carnegie & Co. AB(a)(b)	25,632	—
Elekta AB Class B	122,848	5,613,090
Eniro AB(a)	80,666	306,476
EOS Russia AB(a)	65,120	432,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Fabege AB	291,763	3,359,384
Gunnebo AB	54,024	382,723
Hakon Invest AB(c)	113,530	2,007,880
Haldex AB(a)	12,027	212,509
Hexpol AB	75,690	1,965,273
HiQ International AB(a)	63,459	429,560
Hoganas AB Class B(a)	2,232	92,948
Hufvudstaden AB Class A	43,660	561,378
Industrial & Financial Systems Class B	14,432	296,905
Intrum Justitia AB	151,380	2,298,051
JM AB	112,260	3,212,803
Kungsleden AB	240,701	2,545,822
Lindab International AB(a)	113,530	1,518,153
Loomis AB Class B	130,803	2,083,334
Lundbergforetagen AB	7,770	616,325
Lundin Petroleum AB(a)	199,060	3,033,424
Meda AB Class A	264,920	2,810,770
NCC AB Class B	113,530	3,041,958
Net Entertainment NE AB(a)	31,637	288,688
Net Entertainment NE AB Redemption(a)	29,927	9,930
Net Insight AB Class B(a)(c)	288,803	176,806
Nibe Industrier AB Class B(c)	185,382	3,167,924
Niscayah Group AB	733,386	1,508,774
Nobia AB(a)	314,890	2,518,117
Oriflame Cosmetics SA SDR	49,769	2,818,157
PA Resources AB(a)	740,000	547,566
Peab AB	276,223	2,559,487
Proffice AB Class B	74,420	419,796
RNB RETAIL AND BRANDS AB(a)	85,661	90,956
Saab AB	8,512	192,768
SAS AB(a)(c)	144,495	481,858
TradeDoubler AB(a)	93,020	748,494
Transcom WorldWide SA Class B SDR	22,757	61,165
Trelleborg AB Class B	323,955	3,926,222
Wallenstam AB Class B	2,976	97,268
Wihlborgs Fastigheter AB	2,790	84,245

		63,714,424
SWITZERLAND—5.50%
Acino Holding AG Registered(a)	4,442	425,301
Advanced Digital Broadcast Holdings SA Registered	2,790	80,155
Allreal Holding AG Registered(a)	10,917	1,785,035
Ascom Holding AG Registered	59,574	963,803
Bank Sarasin & Compagnie AG Class B Registered	71,046	3,108,697
Banque Cantonale Vaudoise Registered	372	227,668
Barry Callebaut AG Registered(a)	3,193	3,038,764
Basilea Pharmaceutica AG Registered(a)(c)	12,027	960,415
Basler Kantonalbank Participation Certificates	5,797	947,866
Bucher Industries AG Registered	11,102	2,697,360
Burckhardt Compression Holding AG	7,587	2,426,495
Charles Voegele Holding AG Bearer(a)	20,907	1,667,119
Clariant AG Registered(a)	202,959	4,194,961
COLTENE Holding AG Registered	1,488	90,896
Dufry AG Registered(a)(c)	16,652	2,168,624
EMS-Chemie Holding AG Registered	6,171	1,267,668
Flughafen Zurich AG Registered	5,988	2,627,011
Forbo Holding AG Registered(a)	3,961	3,229,188
Galenica Holding AG Registered(c)	7,402	4,875,288
Gategroup Holding AG(a)	39,779	2,120,753
Georg Fischer AG Registered(a)	5,610	3,649,778
Gottex Fund Management Holdings Ltd.(a)	6,696	49,886

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Gurit Holding AG(a)	744	577,415
Helvetia Holding AG(a)	1,870	873,686
Inficon Holding AG	930	218,458
Kaba Holding AG Class B Registered	7,854	3,495,389
Kardex AG Bearer(a)	9,252	268,467
Komax Holding AG(a)	4,464	553,599
Kuoni Reisen Holding AG Class B Registered(a)	5,610	2,570,994
LifeWatch AG Registered(a)	19,057	168,528
Meyer Burger Technology AG(a)(c)	31,267	1,557,139
Mobilezone Holding AG	76,781	919,480
Mobimo Holding AG Registered(a)	3,927	946,875
Nobel Biocare Holding AG Registered(a)	56,059	1,240,018
OC Oerlikon Corp. AG Registered(a)	56,610	495,407
Orascom Development Holding AG(a)	5,404	228,991
Panalpina Welttransport Holding AG Registered(a)	19,612	2,642,183
Partners Group Holding AG	17,392	3,678,865
Petroplus Holdings AG(a)	87,881	1,310,448
Phoenix Mecano AG	186	153,135
PSP Swiss Property AG Registered(a)	57,169	5,180,725
PubliGroupe SA Registered(a)	372	65,152
Rieter Holding AG Registered(a)	5,996	2,575,287
Schulthess Group AG Registered(a)	24,052	1,584,172
Schweizerische National-Versicherungs-Gesellschaft AG	5,766	246,986
Sulzer AG Registered	28,122	5,048,327
Swiss Prime Site AG Registered(a)	46,994	3,904,217
Swisslog Holding AG Registered(a)	431,078	436,811
Tecan AG Registered(a)	30,342	2,515,544
Temenos Group AG Registered(a)(c)	79,371	2,627,573
Valartis Group AG Bearer	1,674	39,997
Valora Holding AG Registered	7,402	2,518,615
Von Roll Holding AG Bearer(c)	119,888	621,217
Zehnder Group AG	186	584,697
Zueblin Immobilien Holding AG Registered(a)	33,304	149,560

		92,600,688
UNITED KINGDOM—20.21%
Abcam PLC	32,747	215,068
Aberdeen Asset Management PLC	879,779	3,360,411
Aegis Group PLC	1,328,012	3,101,083
Afren PLC(a)	906,926	2,418,820
African Barrick Gold Ltd.	11,472	100,840
Amlin PLC	594,813	4,147,057
Anglo Pacific Group PLC	49,029	259,236
Ashmore Group PLC	37,559	233,734
Ashtead Group PLC	760,213	2,563,892
ASOS PLC(a)	41,074	1,578,457
Aurelian Oil & Gas PLC(a)	61,794	72,664
AVEVA Group PLC	111,008	2,964,346
Avis Europe PLC(a)	29,417	95,188
Avocet Mining PLC(a)	126,363	494,776
Barratt Developments PLC(a)	890,091	1,659,814
BBA Aviation PLC	733,201	2,653,787
Bellway PLC	187,787	2,214,462
Berkeley Group Holdings PLC (The) Units(a)	53,465	945,276
Blinkx PLC(a)	150,035	338,465
Bodycote PLC	333,577	2,158,794
Booker Group PLC	31,452	31,476
Borders & Southern Petroleum PLC(a)	360,032	405,348
Bovis Homes Group PLC	265,308	1,947,091
Bowleven PLC(a)	199,814	979,843
Britvic PLC	394,074	2,691,628

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

BTG PLC(a)	437,738	1,813,632
Cable & Wireless Communications PLC	2,597,743	2,010,469
Cape PLC	101,388	953,782
Capital & Counties Properties PLC	459,753	1,289,834
Capital & Regional PLC(a)	147,085	95,066
Carillion PLC	681,767	4,453,095
Catlin Group Ltd.	417,386	2,753,389
Centamin Egypt Ltd.(a)	803,135	1,741,467
Ceres Power Holdings PLC(a)	37,004	28,392
Charter International PLC	202,959	2,779,296
Chaucer Holdings PLC	211,469	194,878
Chemring Group PLC	282,145	3,153,047
Close Brothers Group PLC	241,441	3,263,979
CLS Holdings PLC(a)	14,432	163,448
COLT Group SA(a)(c)	587,041	1,474,608
Computacenter PLC	98,241	755,892
Cookson Group PLC(a)	310,635	3,707,177
Costain Group PLC	24,237	91,464
Cove Energy PLC(a)	45,514	71,360
Cranswick PLC	25,532	320,886
Croda International PLC	113,598	3,564,042
CSR PLC(a)	213,504	1,330,087
Daily Mail & General Trust PLC Class A NVS	341,162	2,840,086
Dairy Crest Group PLC	267,158	1,791,338
Davis Service Group PLC (The)	394,999	3,422,668
De La Rue PLC	145,050	1,917,345
Debenhams PLC(a)	1,416,818	1,609,328
Dechra Pharmaceuticals PLC	82,701	662,118
Derwent London PLC	33,489	1,000,417
Desire Petroleum PLC(a)(c)	17,408	3,920
Development Securities PLC	119,148	432,244
Devro PLC	301,755	1,440,481
Dialog Semiconductor PLC(a)	51,430	1,075,089
Domino’s Pizza UK & IRL PLC	10,547	81,415
Drax Group PLC	126,548	928,523
DS Smith PLC	599,623	2,169,308
DSG International PLC(a)	4,343,704	1,044,017
easyJet PLC(a)	242,181	1,405,732
Electrocomponents PLC	733,016	3,401,370
Elementis PLC	430,338	1,191,519
EnCore Oil PLC(a)	63,459	123,047
EnQuest PLC(a)	506,574	1,175,312
Enterprise Inns PLC(a)	319,330	507,593
Falkland Oil & Gas Ltd.(a)	96,946	118,850
Faroe Petroleum PLC(a)	127,473	374,209
Fenner PLC	126,733	819,749
Ferrexpo PLC	183,150	1,524,371
Fidessa Group PLC	31,082	917,107
Filtrona PLC	744,486	4,271,676
Findel PLC(a)	237,741	23,872
Forth Ports PLC	88,436	2,388,137
Galiform PLC(a)	947,813	1,748,482
Galliford Try PLC	18,502	128,071
GAME Group PLC (The)	555,959	489,157
Gem Diamonds Ltd.(a)	81,961	392,896
Genus PLC	38,669	643,368
GKN PLC	1,383,724	5,146,804
Go-Ahead Group PLC (The)	66,606	1,570,891
Grainger PLC	205,549	394,273
Great Portland Estates PLC	151,330	1,062,903
Greene King PLC	334,317	2,730,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Greggs PLC	122,848	1,055,258
Gulf Keystone Petroleum Ltd.(a)(c)	678,067	1,874,604
Halfords Group PLC	308,600	2,032,667
Halma PLC	780,193	4,860,444
Hampson Industries PLC	198,149	87,583
Hamworthy PLC	25,162	238,384
Hardy Oil & Gas PLC(a)	28,862	106,631
Hargreaves Lansdown PLC	48,655	522,227
Hays PLC	1,493,597	2,957,110
Henderson Group PLC	1,110,253	3,005,549
Heritage Oil PLC(a)	266,973	1,115,916
Highland Gold Mining Ltd.(a)	61,424	176,986
Hikma Pharmaceuticals PLC	113,783	1,490,757
Hiscox Ltd.	587,781	4,042,148
HMV Group PLC	54	10
Hochschild Mining PLC	202,219	2,057,477
Holidaybreak PLC	8,184	36,856
Homeserve PLC	458,088	3,734,002
Hunting PLC	197,964	2,664,668
IG Group Holdings PLC	408,506	3,181,989
Imagination Technologies Group PLC(a)	161,515	1,346,996
IMI PLC	293,243	5,341,135
Inchcape PLC(a)	511,557	3,109,250
Informa PLC	752,071	5,227,158
Intermediate Capital Group PLC	512,482	2,820,823
International Personal Finance PLC	349,117	2,139,989
Interserve PLC	285,288	1,337,128
ITE Group PLC	20,722	89,173
Jardine Lloyd Thompson Group PLC	162,625	1,908,247
Jazztel PLC(a)	306,565	1,878,406
JD Wetherspoon PLC	229,599	1,741,702
JKX Oil & Gas PLC	147,085	755,618
John Wood Group PLC	424,971	4,940,551
Johnston Press PLC(a)	590,556	78,801
Jupiter Fund Management PLC	23,312	119,022
Kesa Electricals PLC	798,880	1,718,916
Ladbrokes PLC	1,070,476	2,717,533
Laird PLC	276,408	648,215
Lancashire Holdings Ltd.	13,507	145,312
Lavendon Group PLC	50,324	81,630
Logica PLC	1,858,439	4,178,510
Majestic Wine PLC	7,998	53,961
Marshalls PLC	96,946	196,871
Marston’s PLC	1,196,654	2,163,621
McBride PLC	166,327	373,137
Mecom Group PLC(a)	93,616	484,055
Meggitt PLC	493,610	2,955,709
Melrose PLC	508,042	3,000,605
Melrose Resources PLC	52,359	244,094
Michael Page International PLC	462,715	4,260,258
Micro Focus International PLC	254,206	1,575,172
Millennium & Copthorne Hotels PLC	16,097	141,897
Minerva PLC(a)	99,353	154,116
Misys PLC(a)	545,229	2,870,115
Mitchells & Butlers PLC(a)	388,339	2,131,033
Mitie Group PLC	32,562	114,924
Mondi PLC	438,108	4,325,997
Moneysupermarket.com Group PLC	352,447	558,471
Morgan Crucible Co. PLC (The)	480,475	2,484,367
Morgan Sindall Group PLC	28,862	335,057
Mouchel Group PLC(a)	71,971	92,734
Nanoco Group PLC(a)	18,132	26,236

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

National Express Group PLC	457,348	2,005,491
Northgate PLC(a)	67,346	384,168
Northumbrian Water Group PLC	688,612	4,030,336
Pace PLC	347,082	932,633
Paragon Group of Companies PLC	507,487	1,463,535
PartyGaming PLC(a)	444,167	1,129,794
Pendragon PLC(a)	310,820	121,832
Pennon Group PLC	414,611	4,560,778
Persimmon PLC	355,222	2,862,333
Petra Diamonds Ltd.(a)	401,450	1,228,714
Petropavlovsk PLC	175,022	2,606,918
Playtech Ltd.	196,667	1,058,720
Premier Farnell PLC	614,238	2,925,001
Premier Foods PLC(a)	2,625,495	1,408,788
Premier Oil PLC(a)	140,795	4,696,783
Primary Health Properties PLC	115,078	619,981
Provident Financial PLC(c)	179,647	3,020,395
Punch Taverns PLC(a)	407,581	532,643
Pursuit Dynamics PLC(a)	74,555	370,575
PV Crystalox Solar PLC	289,173	260,456
PZ Cussons PLC	203,514	1,112,722
QinetiQ Group PLC(a)	760,398	1,533,383
Quintain Estates and Development PLC(a)	413,475	322,414
Rathbone Brothers PLC	3,906	75,900
Raven Russia Ltd.	375,204	438,075
Redrow PLC(a)	479,365	1,050,618
Regus PLC	961,135	1,798,707
Renishaw PLC	3,348	98,675
Rentokil Initial PLC(a)	2,094,698	3,292,957
Restaurant Group PLC (The)	527,839	2,949,372
Rightmove PLC	9,067	160,307
Robert Walters PLC	10,547	54,183
Rockhopper Exploration PLC(a)	171,865	682,257
Rotork PLC	47,734	1,365,448
RPS Group PLC	121,368	462,566
Salamander Energy PLC(a)	91,396	461,601
SDL PLC(a)	248,101	2,681,556
Senior PLC	37,189	94,781
Severfield-Rowen PLC	50,879	208,977
Shaftesbury PLC	410,911	3,515,996
Shanks Group PLC	275,298	552,857
SIG PLC(a)	705,449	1,644,963
SOCO International PLC(a)	247,916	1,612,282
Spectris PLC	188,897	4,672,502
Speedy Hire PLC	446,988	232,986
Spirax-Sarco Engineering PLC	28,675	960,874
Spirent Communications PLC	694,349	1,690,885
St James’s Place PLC	17,947	106,238
St. Modwen Properties PLC	66,236	187,371
Stagecoach Group PLC	217,389	895,245
Sterling Energy PLC(a)	122,478	102,654
SuperGroup PLC(a)	28,492	753,719
Synergy Health PLC	5,022	70,865
TalkTalk Telecom Group PLC	38,114	88,238
Tate & Lyle PLC	532,649	5,272,846
Taylor Wimpey PLC(a)	3,475,632	2,255,684
Telecity Group PLC(a)	15,542	136,227
Telecom plus PLC	9,807	79,825
Topps Tiles PLC	78,076	95,066
Travis Perkins PLC	270,858	4,856,612
Trinity Mirror PLC(a)	609,760	493,269
TT electronics PLC	145,420	432,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

Tullett Prebon PLC	331,357	2,324,050
UK Coal PLC(a)	259,756	175,470
Ultra Electronics Holdings PLC	141,350	4,074,017
UNITE Group PLC(a)	234,596	840,110
United Business Media Ltd.	190,562	1,919,802
Valiant Petroleum PLC(a)	22,757	203,832
Vectura Group PLC(a)	1,117,283	1,243,935
Victrex PLC	68,271	1,677,345
W.S. Atkins PLC	147,270	1,915,985
WH Smith PLC	336,537	2,638,238
William Hill PLC	797,585	2,973,294
Wincanton PLC	336,907	591,446
Wolfson Microelectronics PLC(a)	83,071	331,154
Workspace Group PLC	538,199	260,330
WSP Group PLC	65,494	392,174
Xchanging PLC(a)	30	40
Yell Group PLC(a)	3,415,655	406,206
Yule Catto & Co. PLC	10,362	37,764

		340,496,199

TOTAL COMMON STOCKS
(Cost: $1,364,446,955)		1,673,957,023

PREFERRED STOCKS—0.02%

GERMANY—0.02%
Fuchs Petrolub AG	1,488	244,050

		244,050
UNITED KINGDOM—0.00%
McBride PLC Class B(b)	3,218,660	5,368

		5,368

TOTAL PREFERRED STOCKS
(Cost: $213,150)		249,418

RIGHTS—0.00%

AUSTRALIA—0.00%
Nexus Energy Ltd.(a)(b)	373,614	12,266
Southern Cross Media Group Ltd.(a)(b)	170,262	34,470

		46,736
BELGIUM—0.00%
Agfa-Gevaert NV(a)	53,151	158

		158
SPAIN—0.00%
Banco Pastor SA(a)(c)	271,598	28,609

		28,609

TOTAL RIGHTS
(Cost: $43,585)		75,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2011

SHORT-TERM INVESTMENTS—4.49%

MONEY MARKET FUNDS—4.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	68,161,198	68,161,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	7,040,018	7,040,018
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	512,477	512,477

		75,713,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,713,693)		75,713,693

TOTAL INVESTMENTS IN SECURITIES—103.88%
(Cost: $1,440,417,383)		1,749,995,637
Other Assets, Less Liabilities—(3.88)%		(65,350,468)

NET ASSETS—100.00%		$1,684,645,169

NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.02%

AUSTRALIA—8.87%
AGL Energy Ltd.	118,197	$1,880,734
AMP Ltd.	733,332	4,397,822
ASX Ltd.	46,437	1,631,269
Australia and New Zealand Banking Group Ltd.	660,468	17,513,044
Bendigo and Adelaide Bank Ltd.	93,840	959,161
BGP Holdings PLC(a)(b)	2,256,851	335
Billabong International Ltd.	52,164	385,329
BlueScope Steel Ltd.	165,048	312,473
Caltex Australia Ltd.	34,293	532,530
CFS Retail Property Trust	549,516	1,076,440
Commonwealth Bank of Australia	400,752	23,555,227
Crown Ltd.	75,969	700,843
CSR Ltd.	130,387	428,067
Dexus Property Group	1,243,242	1,197,277
Fairfax Media Ltd.(c)	544,962	787,221
Foster’s Group Ltd.	324,507	1,995,799
Goodman Fielder Ltd.	339,273	399,130
Goodman Group	1,720,722	1,336,982
GPT Group	449,259	1,553,604
Harvey Norman Holdings Ltd.	135,447	397,247
Lend Lease Group	135,792	1,292,855
Macquarie Group Ltd.	88,251	3,395,666
MAp Group	83,841	270,667
Metcash Ltd.	193,890	861,466
Mirvac Group	868,503	1,207,067
National Australia Bank Ltd.	551,034	16,329,899
OneSteel Ltd.	345,966	806,435
Orica Ltd.	93,978	2,733,617
QBE Insurance Group Ltd.	272,412	5,577,717
Sonic Healthcare Ltd.	96,531	1,322,597
SP AusNet	347,415	332,670
Stockland Corp. Ltd.	608,856	2,518,621
Suncorp Group Ltd.	327,198	2,979,137
Tabcorp Holdings Ltd.	173,190	1,446,118
Tatts Group Ltd.	337,962	858,049
Telstra Corp. Ltd.	1,115,868	3,553,549
Wesfarmers Ltd. Partially Protected	39,882	1,467,778
Westfield Group	566,973	5,596,614
Westfield Retail Trust	748,305	2,170,106
Westpac Banking Corp.	775,422	21,078,813

		136,839,975
AUSTRIA—0.43%
Erste Group Bank AG	48,369	2,448,460
IMMOFINANZ AG(b)	128,271	610,872
IMMOFINANZ AG Escrow(a)(b)	269,008	40
OMV AG	38,295	1,749,318
Telekom Austria AG	84,249	1,304,915
Vienna Insurance Group AG	10,212	610,566

		6,724,171
BELGIUM—0.82%
Ageas	584,430	1,776,607
Belgacom SA(c)	38,985	1,535,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Delhaize Group SA	26,427	2,292,047
Dexia SA(b)	152,076	606,918
Groupe Bruxelles Lambert SA(c)	20,424	2,028,655
KBC Groep NV(b)	20,838	850,788
Mobistar SA	2,553	189,723
Solvay SA	15,111	2,183,356
UCB SA	25,530	1,234,957

		12,698,943
DENMARK—0.34%
A.P. Moller - Maersk A/S Class A	138	1,358,408
A.P. Moller - Maersk A/S Class B	345	3,500,343
TrygVesta A/S	7,383	472,210

		5,330,961
FINLAND—1.31%
Fortum OYJ	116,886	4,033,566
Nokia OYJ	967,242	8,925,703
Orion OYJ Class B	23,529	585,750
Outokumpu OYJ	32,361	539,641
Pohjola Bank PLC	35,121	522,098
Rautaruukki OYJ	20,355	528,779
Sampo OYJ Class A	54,303	1,830,413
Sanoma OYJ	19,596	407,889
Stora Enso OYJ Class R	150,420	1,815,432
UPM-Kymmene OYJ	47,058	966,243

		20,155,514
FRANCE—12.83%
Accor SA	13,386	595,784
Air France-KLM(b)	17,457	308,589
ArcelorMittal	220,869	8,139,604
AXA	442,980	9,956,660
BNP Paribas	247,020	19,580,970
Bouygues SA	59,133	2,949,035
Casino Guichard-Perrachon SA	14,490	1,527,818
CNP Assurances SA	39,123	899,375
Compagnie de Saint-Gobain	51,474	3,561,368
Credit Agricole SA	248,331	4,141,085
Danone SA	75,417	5,533,455
Eiffage SA	10,488	726,419
Eurazeo	7,521	627,535
Fonciere des Regions	6,762	768,459
France Telecom SA	478,515	11,241,662
GDF Suez	318,642	13,059,370
Gecina SA	4,761	687,624
Imerys SA	9,729	755,040
Klepierre	24,564	1,010,933
Lafarge SA	52,371	3,712,004
Lagardere SCA	30,360	1,335,273
M6-Metropole Television	10,005	266,068
Natixis(b)	148,074	852,808
Neopost SA	8,142	778,160
PagesJaunes Groupe SA(c)	35,052	366,050
PPR SA	19,665	3,522,881
PSA Peugeot Citroen SA(b)	39,399	1,792,150
Renault SA(b)	32,292	1,970,952
Sanofi-Aventis	270,963	21,466,842
SCOR SE	44,436	1,359,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Societe Generale	163,530	10,956,410
STMicroelectronics NV	166,428	1,968,634
Suez Environnement SA	44,712	1,032,168
Thales SA	23,460	1,038,067
Total SA	545,238	34,961,317
Unibail-Rodamco SE	11,868	2,781,084
Vallourec SA	10,005	1,249,668
Veolia Environnement	89,976	3,010,831
Vinci SA	113,712	7,608,512
Vivendi SA	317,814	9,988,917

		198,089,289
GERMANY—9.55%
Allianz SE Registered	117,093	18,466,352
BASF SE	237,498	24,453,236
Bayer AG	106,950	9,417,127
Celesio AG	19,665	477,595
Commerzbank AG(b)	78,729	502,250
Daimler AG Registered	115,989	8,980,924
Deutsche Bank AG Registered	239,430	15,665,132
Deutsche Post AG Registered(b)	217,074	4,302,602
Deutsche Telekom AG Registered	731,538	12,171,751
E.ON AG	465,129	15,926,712
Fraport AG	3,312	265,486
Fresenius SE	14,214	1,494,288
Hannover Rueckversicherung AG Registered	15,318	927,894
HeidelbergCement AG	36,363	2,785,343
Muenchener Rueckversicherungs-Gesellschaft AG Registered	48,714	8,054,726
RWE AG(c)	108,261	7,075,940
Salzgitter AG	10,971	862,821
Siemens AG Registered	74,451	10,848,942
Suedzucker AG	17,112	528,692
ThyssenKrupp AG	86,112	3,968,734
TUI AG(b)	19,665	251,138

		147,427,685
GREECE—0.42%
Alpha Bank AE(b)	130,696	763,969
Bank of Cyprus Public Co. Ltd.	220,041	803,074
EFG Eurobank Ergasias SA(b)	84,524	476,519
Hellenic Telecommunications Organization SA SP ADR	130,141	758,722
National Bank of Greece SA(b)	3,239	25,180
National Bank of Greece SA SP ADR(c)	1,219,599	1,939,162
OPAP SA	56,580	1,197,854
Public Power Corp. SA	29,040	481,246

		6,445,726
HONG KONG—2.44%
Cathay Pacific Airways Ltd.	276,000	688,614
Cheung Kong (Holdings) Ltd.	345,000	5,427,545
Cheung Kong Infrastructure Holdings Ltd.	138,000	672,447
CLP Holdings Ltd.	483,000	3,973,390
Esprit Holdings Ltd.	151,800	631,230
Hang Lung Group Ltd.	207,000	1,393,751
Hang Seng Bank Ltd.(c)	200,100	3,127,368
Henderson Land Development Co. Ltd.	276,000	1,888,537
Power Assets Holdings Ltd.	379,500	2,655,367
Hopewell Holdings Ltd.	138,000	416,615
Hutchison Whampoa Ltd.	207,000	2,363,780

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Hysan Development Co. Ltd.	138,000	644,021
Link REIT (The)	586,500	1,846,120
MTR Corp. Ltd.	172,500	628,476
New World Development Co. Ltd.	690,000	1,209,872
NWS Holdings Ltd.	309,000	455,090
Orient Overseas International Ltd.	69,000	526,765
PCCW Ltd.	1,104,000	437,757
Sino Land Co. Ltd.	690,000	1,213,425
Swire Pacific Ltd. Class A	207,000	3,160,590
Wharf (Holdings) Ltd. (The)	383,625	2,805,229
Wheelock and Co. Ltd.	207,000	852,773
Yue Yuen Industrial (Holdings) Ltd.(c)	207,000	715,530

		37,734,292
IRELAND—0.31%
Anglo Irish Bank Corp. Ltd.(a)(b)	246,432	36
Bank of Ireland(b)	571,113	237,245
CRH PLC	183,126	4,550,737

		4,788,018
ISRAEL—0.75%
Bank Hapoalim Ltd.(b)	262,683	1,380,080
Bank Leumi le-Israel	305,670	1,588,686
Bezeq The Israel Telecommunication Corp. Ltd.	445,809	1,324,591
Israel Discount Bank Ltd. Class A(b)	134,834	284,956
Mizrahi Tefahot Bank Ltd.	34,707	384,569
NICE Systems Ltd.(b)	15,318	581,984
Partner Communications Co. Ltd.	22,908	424,978
Teva Pharmaceutical Industries Ltd.	120,543	5,621,046

		11,590,890
ITALY—3.85%
A2A SpA	292,782	529,499
Atlantia SpA	26,220	646,129
Banca Carige SpA	144,003	349,520
Banco Popolare SpA	403,512	1,198,498
Enel SpA	1,697,883	12,126,368
Eni SpA	671,232	17,974,912
Fiat Industrial SpA(b)	67,373	1,002,545
Fiat SpA	68,379	730,926
Finmeccanica SpA	104,121	1,408,802
Intesa Sanpaolo SpA	1,981,956	6,592,445
Mediaset SpA	180,504	1,204,010
Parmalat SpA(b)	446,085	1,691,591
Pirelli & C. SpA	34,845	363,165
Snam Rete Gas SpA	368,529	2,296,349
Telecom Italia SpA	2,432,181	3,669,727
Terna SpA	338,031	1,695,080
UniCredit SpA	1,732,245	4,466,589
Unione di Banche Italiane ScpA	159,666	1,433,127

		59,379,282
JAPAN—19.22%
77 Bank Ltd. (The)	69,000	317,192
AEON Co. Ltd.	151,800	1,822,199
AEON Credit Service Co. Ltd.	20,700	279,606
Air Water Inc.	69,000	829,122
Ajinomoto Co. Inc.	207,201	2,280,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Alfresa Holdings Corp.	6,900	242,104
All Nippon Airways Co. Ltd.	138,000	403,081
Amada Co. Ltd.	69,000	550,197
Aozora Bank Ltd.	138,000	297,634
Asahi Glass Co. Ltd.	138,000	1,744,984
Asahi Kasei Corp.	345,000	2,355,558
Astellas Pharma Inc.	110,400	4,204,289
Bank of Kyoto Ltd. (The)	69,000	636,086
Bank of Yokohama Ltd. (The)	345,000	1,700,764
Bridgestone Corp.	165,600	3,612,423
Canon Marketing Japan Inc.	13,800	152,559
Casio Computer Co. Ltd.	62,100	491,351
Chiba Bank Ltd. (The)	207,000	1,216,897
Chubu Electric Power Co. Inc.	165,600	3,618,546
Chugoku Bank Ltd. (The)	69,000	801,060
Chugoku Electric Power Co. Inc. (The)	75,900	1,341,393
Chuo Mitsui Trust Holdings Inc.	790,050	2,687,377
Citizen Holdings Co. Ltd.	62,100	373,488
Coca-Cola West Co. Ltd.	13,800	284,538
Cosmo Oil Co. Ltd.	138,000	450,702
Credit Saison Co. Ltd.	41,400	690,340
Dai Nippon Printing Co. Ltd.	138,000	1,642,938
Daicel Chemical Industries Ltd.	69,000	442,199
Daido Steel Co. Ltd.	69,000	392,026
Daiichi Sankyo Co. Ltd.	172,500	3,369,639
Dainippon Sumitomo Pharma Co. Ltd.	41,400	394,917
Daito Trust Construction Co. Ltd.	6,900	548,496
Daiwa House Industry Co. Ltd.	138,000	1,654,843
Daiwa Securities Group Inc.	414,000	1,775,598
Denki Kagaku Kogyo K.K.	138,000	705,817
Dentsu Inc.	27,600	730,648
Eisai Co. Ltd.	62,100	2,250,111
Electric Power Development Co. Ltd.	27,620	723,689
Elpida Memory Inc.(b)	48,300	715,511
Fuji Electric Holdings Co. Ltd.	138,000	428,593
Fuji Heavy Industries Ltd.	69,000	511,930
Fuji Media Holdings Inc.	138	183,172
Fujitsu Ltd.	483,000	2,744,183
Fukuoka Financial Group Inc.	207,000	852,083
Furukawa Electric Co. Ltd.	138,000	544,245
Gunma Bank Ltd. (The)	69,000	371,617
Hachijuni Bank Ltd. (The)	138,000	819,768
Hakuhodo DY Holdings Inc.	6,210	322,210
Hino Motors Ltd.	69,000	323,996
Hiroshima Bank Ltd. (The)	138,000	600,370
Hitachi Chemical Co. Ltd.	27,600	565,334
Hitachi High-Technologies Corp.	20,700	431,399
Hitachi Ltd.	759,000	4,097,141
Hokkaido Electric Power Co. Inc.	48,300	874,448
Hokuhoku Financial Group Inc.	345,000	654,794
Hokuriku Electric Power Co.	48,300	976,239
Idemitsu Kosan Co. Ltd.	6,900	807,013
INPEX Corp.	552	4,190,683
Isetan Mitsukoshi Holdings Ltd.(b)	62,100	596,968
Isuzu Motors Ltd.	207,000	882,697
ITO EN Ltd.	6,900	121,690
ITOCHU Corp.	386,400	3,995,435
Itochu Techno-Solutions Corp.	6,900	241,508
Iyo Bank Ltd. (The)	69,000	574,008

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

J. Front Retailing Co. Ltd.	138,000	593,567
Japan Petroleum Exploration Co. Ltd.	6,900	335,901
Japan Prime Realty Investment Corp.	207	586,253
Japan Real Estate Investment Corp.	138	1,365,714
Japan Retail Fund Investment Corp.	276	445,260
JFE Holdings Inc.	62,100	1,688,349
Joyo Bank Ltd. (The)	138,000	552,748
JS Group Corp.	20,700	495,943
JX Holdings Inc.	579,600	4,014,484
Kajima Corp.	207,000	589,315
Kamigumi Co. Ltd.	69,000	586,764
Kaneka Corp.	69,000	502,576
Kansai Electric Power Co. Inc. (The)	193,200	4,052,581
Kawasaki Heavy Industries Ltd.	138,000	566,354
Kawasaki Kisen Kaisha Ltd.	207,000	688,809
KDDI Corp.	759	5,032,561
Keio Corp.	69,000	386,073
Kinden Corp.	22,000	187,084
Kirin Holdings Co. Ltd.	207,000	2,877,693
Kobe Steel Ltd.	345,000	846,130
Konami Corp.	27,600	542,884
Kuraray Co. Ltd.	89,700	1,301,170
Kyushu Electric Power Co. Inc.	96,600	1,781,040
Marubeni Corp.	276,000	1,993,296
Marui Group Co. Ltd.	55,200	379,611
Maruichi Steel Tube Ltd.	13,800	342,704
Medipal Holdings Corp.	20,700	171,182
Mitsubishi Chemical Holdings Corp.	345,000	2,325,795
Mitsubishi Corp.	351,900	9,450,211
Mitsubishi Gas Chemical Co. Inc.	69,000	534,890
Mitsubishi Materials Corp.	207,000	711,770
Mitsubishi Tanabe Pharma Corp.	20,700	340,578
Mitsubishi UFJ Financial Group Inc.	3,298,200	15,730,877
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,800	548,496
Mitsui & Co. Ltd.	448,500	7,915,356
Mitsui Chemicals Inc.	207,000	757,690
Mitsui Engineering & Shipbuilding Co. Ltd.	69,000	170,076
Mitsui Mining & Smelting Co. Ltd.	138,000	489,820
Mitsui O.S.K. Lines Ltd.	276,000	1,530,688
Mitsumi Electric Co. Ltd.	6,900	88,015
Mizuho Financial Group Inc.	5,257,800	8,294,286
Mizuho Securities Co. Ltd.(b)	138,000	348,657
MS&AD Insurance Group Holdings Inc.	138,008	3,212,930
Namco Bandai Holdings Inc.	48,300	530,979
NEC Corp.(b)	690,000	1,437,146
NGK Spark Plug Co. Ltd.	69,000	956,680
Nippon Building Fund Inc.	69	693,061
Nippon Express Co. Ltd.	207,000	818,918
Nippon Meat Packers Inc.	69,000	950,727
Nippon Paper Group Inc.	27,600	550,027
Nippon Sheet Glass Co. Ltd.	207,000	607,173
Nippon Telegraph and Telephone Corp.	124,200	5,732,425
Nippon Yusen K.K.	414,000	1,520,483
Nishi-Nippon City Bank Ltd. (The)	138,000	387,774
Nissan Motor Co. Ltd.	310,500	2,961,881
Nisshin Seifun Group Inc.	34,700	431,505
Nisshin Steel Co. Ltd.	207,000	408,183
NKSJ Holdings Inc.	345,600	2,206,320
NOK Corp.	20,700	353,334
Nomura Holdings Inc.	903,900	4,589,682
Nomura Real Estate Holdings Inc.	27,600	421,789
Nomura Real Estate Office Fund Inc.	69	496,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Nomura Research Institute Ltd.	13,800	295,593
NSK Ltd.	69,000	608,874
NTN Corp.	138,000	658,196
NTT DoCoMo Inc.	3,933	7,236,836
Obayashi Corp.	138,000	579,961
OBIC Co. Ltd.	690	127,982
Oji Paper Co. Ltd.	207,000	926,066
Omron Corp.	20,700	565,589
Ono Pharmaceutical Co. Ltd.	20,700	1,049,797
ORIX Corp.	26,910	2,623,344
Osaka Gas Co. Ltd.	483,000	1,773,897
Resona Holdings Inc.	255,300	1,201,930
Ricoh Co. Ltd.	69,000	756,840
Rohm Co. Ltd.	13,800	829,973
Sankyo Co. Ltd.	13,800	712,620
Sapporo Hokuyo Holdings Inc.	75,900	334,880
SBI Holdings Inc.	5,451	583,124
Sega Sammy Holdings Inc.	55,200	952,428
Seiko Epson Corp.	20,700	359,967
Sekisui Chemical Co. Ltd.	138,000	1,146,315
Sekisui House Ltd.	138,000	1,321,494
Senshu Ikeda Holdings Inc.	158,750	234,779
Seven Bank Ltd.	138	260,217
Sharp Corp.	69,000	630,133
Shinsei Bank Ltd.	345,000	412,435
Shizuoka Bank Ltd. (The)	138,000	1,251,762
Showa Denko K.K.	207,000	410,735
Showa Shell Sekiyu K.K.	48,300	523,835
Sojitz Corp.	338,700	642,837
Sumco Corp.(b)	13,800	263,278
Sumitomo Chemical Co. Ltd.	414,000	2,193,986
Sumitomo Corp.	289,800	3,953,766
Sumitomo Electric Industries Ltd.	69,000	953,278
Sumitomo Mitsui Financial Group Inc.	345,000	10,608,516
Sumitomo Rubber Industries Inc.	41,400	461,757
Suzuken Co. Ltd.	20,700	514,056
T&D Holdings Inc.	72,450	1,777,766
Taisei Corp.	276,000	642,889
Taisho Pharmaceutical Co. Ltd.	22,000	516,244
Takashimaya Co. Ltd.	69,000	470,261
Takeda Pharmaceutical Co. Ltd.	193,200	9,333,793
Teijin Ltd.	207,000	984,742
THK Co. Ltd.	13,800	349,847
Tobu Railway Co. Ltd.	69,000	267,870
Toho Gas Co. Ltd.	69,000	321,444
Tohoku Electric Power Co. Inc.	110,400	1,620,488
Tokuyama Corp.	69,000	356,310
Tokyo Electric Power Co. Inc. (The)	372,600	1,951,627
Tokyo Electron Ltd.	20,700	1,190,110
Tokyo Steel Manufacturing Co. Ltd.	27,600	296,953
Tokyo Tatemono Co. Ltd.	69,000	247,461
Tokyu Land Corp.	138,000	591,866
TonenGeneral Sekiyu K.K.	69,000	853,784
Toppan Printing Co. Ltd.	138,000	1,078,284
Toray Industries Inc.	138,000	1,011,955
Tosoh Corp.	138,000	530,638
TOTO Ltd.	69,000	536,591
Toyo Seikan Kaisha Ltd.	34,500	582,086
Toyo Suisan Kaisha Ltd.	24,000	551,048
Toyota Industries Corp.	48,300	1,458,405
Toyota Motor Corp.	710,700	28,291,361

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

Toyota Tsusho Corp.	55,200	912,290
UNY Co. Ltd.	48,300	420,854
Ushio Inc.	6,900	139,633
USS Co. Ltd.	6,210	475,279
West Japan Railway Co.	437	1,580,718
Yamaguchi Financial Group Inc.	69,000	619,928
Yamaha Motor Co. Ltd.(b)	41,400	784,222
Yamato Holdings Co. Ltd.	48,300	766,704
Yokogawa Electric Corp.(b)	34,500	278,075

		296,605,325
NETHERLANDS—2.36%
AEGON NV(b)	446,016	3,547,425
Akzo Nobel NV	59,892	4,659,598
ASML Holding NV	39,054	1,619,727
Corio NV	15,180	1,076,732
Delta Lloyd NV	21,666	571,193
ING Groep NV CVA(b)	987,252	13,035,717
Koninklijke DSM NV	39,192	2,706,662
Koninklijke KPN NV	140,967	2,240,921
Reed Elsevier NV	176,778	2,320,284
SBM Offshore NV(b)	42,711	1,251,796
TNT NV	63,273	1,560,619
Wolters Kluwer NV	77,280	1,803,486

		36,394,160
NEW ZEALAND—0.11%
Fletcher Building Ltd.	90,114	668,688
Sky City Entertainment Group Ltd.	52,026	149,550
Telecom Corp. of New Zealand Ltd.	484,725	851,275

		1,669,513
NORWAY—1.19%
DnB NOR ASA	250,056	4,071,306
Orkla ASA	198,444	2,013,208
Seadrill Ltd.	71,415	2,534,056
Statoil ASA	288,834	8,462,607
Telenor ASA	74,934	1,296,565

		18,377,742
PORTUGAL—0.23%
Banco Comercial Portugues SA Registered(b)(c)	716,565	573,009
Banco Espirito Santo SA Registered	132,135	557,525
BRISA - Auto-estradas de Portugal SA(b)	50,991	341,712
Energias de Portugal SA	500,871	2,050,935

		3,523,181
SINGAPORE—1.72%
Ascendas Real Estate Investment Trust	414,546	688,508
CapitaLand Ltd.(b)(c)	414,000	1,151,647
CapitaMall Trust Management Ltd.	552,800	854,810
ComfortDelGro Corp. Ltd.	483,000	604,614
DBS Group Holdings Ltd.	414,000	5,074,019
Global Logistic Properties Ltd.(b)	276,000	435,819
Neptune Orient Lines Ltd.	138,750	213,418
Oversea-Chinese Banking Corp. Ltd.	621,000	4,852,158
Singapore Telecommunications Ltd.	2,070,000	5,284,025
StarHub Ltd.	138,000	324,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

United Overseas Bank Ltd.	345,000	5,538,065
UOL Group Ltd.	69,000	273,234
Wilmar International Ltd.(c)	276,000	1,190,035

		26,484,394
SPAIN—6.06%
Acciona SA	2,967	345,721
Acerinox SA	23,805	479,077
Banco Bilbao Vizcaya Argentaria SA	1,099,239	14,122,999
Banco de Sabadell SA	292,215	1,297,556
Banco Popular Espanol SA	229,839	1,380,324
Banco Santander SA	2,109,675	26,986,122
Banco Santander SA London	37,085	473,043
Bankinter SA(c)	78,177	584,556
Criteria CaixaCorp SA	210,519	1,556,945
Fomento de Construcciones y Contratas SA(c)	13,938	474,156
Gas Natural SDG SA	83,628	1,722,099
Gestevision Telecinco SA(b)	22,770	256,301
Iberdrola SA	976,695	9,085,387
Indra Sistemas SA	23,322	530,080
International Consolidated Airlines Group SA(b)	84,111	335,927
Mapfre SA	202,653	847,850
Repsol YPF SA	121,647	4,351,265
Telefonica SA	1,064,325	28,659,447

		93,488,855
SWEDEN—2.72%
Boliden AB(b)	73,830	1,668,322
Holmen AB Class B	12,213	451,853
Industrivarden AB Class A	10,626	212,612
Kinnevik Investment AB Class B	26,772	692,908
Nordea Bank AB	676,752	7,741,655
Ratos AB Class B	16,422	680,322
Securitas AB Class B	85,698	1,076,308
Skandinaviska Enskilda Banken AB Class A	364,734	3,515,785
Skanska AB Class B	67,137	1,445,794
Svenska Cellulosa AB Class B	146,487	2,250,505
Svenska Handelsbanken AB Class A	126,960	4,417,081
Swedbank AB Class A	64,653	1,229,259
Telefonaktiebolaget LM Ericsson Class B	778,803	11,855,058
TeliaSonera AB	576,495	4,719,160

		41,956,622
SWITZERLAND—5.18%
Baloise Holding AG Registered(b)	12,351	1,360,324
Credit Suisse Group AG Registered	291,318	13,186,379
GAM Holding AG(b)	53,406	1,048,503
Holcim Ltd. Registered	63,411	5,498,127
Novartis AG Registered	547,308	32,361,409
Pargesa Holding SA Bearer	3,243	331,974
Swiss Life Holding AG Registered(b)	8,142	1,479,426
Swiss Reinsurance Co. Registered(b)	91,149	5,410,479
Swisscom AG Registered	6,072	2,775,032
Transocean Ltd.(b)	82,455	6,019,514
Zurich Financial Services AG Registered(b)	37,398	10,464,292

		79,935,459

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

UNITED KINGDOM—18.31%
3i Group PLC	247,572	1,156,639
Antofagasta PLC	35,673	813,376
Associated British Foods PLC	60,375	1,014,075
AstraZeneca PLC	365,562	18,231,211
Aviva PLC	723,534	5,392,068
BAE Systems PLC	430,836	2,356,333
Balfour Beatty PLC	95,496	522,129
Barclays PLC	2,982,939	14,045,543
BP PLC	4,849,941	37,417,815
British Land Co. PLC	222,249	2,226,056
BT Group PLC	1,992,996	6,508,822
Cable & Wireless Worldwide PLC	676,890	542,945
Capital Shopping Centres Group PLC	140,622	952,041
FirstGroup PLC	123,027	666,294
GlaxoSmithKline PLC	1,344,810	29,283,372
Hammerson PLC	183,678	1,440,226
Home Retail Group PLC	212,175	778,221
International Power PLC	388,884	2,144,402
Investec PLC	123,648	992,627
J Sainsbury PLC	313,536	1,821,479
Kingfisher PLC	610,788	2,796,508
Land Securities Group PLC	197,409	2,584,757
Legal & General Group PLC	1,501,095	3,074,609
London Stock Exchange Group PLC	38,571	560,676
Man Group PLC	227,355	946,905
Marks & Spencer Group PLC	201,825	1,306,141
National Grid PLC	317,607	3,252,683
Old Mutual PLC	1,404,150	3,255,454
Pearson PLC	210,105	4,033,620
Prudential PLC	656,604	8,465,767
Reed Elsevier PLC	210,036	1,856,748
Resolution Ltd.	375,222	1,894,454
Rexam PLC	222,870	1,452,002
Royal Bank of Scotland Group PLC(b)	4,483,068	3,100,935
Royal Dutch Shell PLC Class A	917,171	35,529,519
Royal Dutch Shell PLC Class B	697,383	27,067,679
RSA Insurance Group PLC	898,932	2,063,139
Scottish & Southern Energy PLC	118,818	2,691,320
SEGRO PLC	190,509	1,033,037
Standard Life PLC	587,673	2,216,254
TUI Travel PLC	143,727	573,433
United Utilities Group PLC	175,329	1,846,760
Vodafone Group PLC	13,464,729	38,538,800
WPP PLC	324,852	4,234,458

		282,681,332

TOTAL COMMON STOCKS
(Cost: $1,367,421,023)		1,528,321,329

PREFERRED STOCKS—0.42%

GERMANY—0.24%
Bayerische Motoren Werke AG	4,692	293,409
Porsche Automobil Holding SE	39,002	2,831,255

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2011

RWE AG NVS	9,936	605,636

		3,730,300
ITALY—0.18%
Intesa Sanpaolo SpA RNC	245,916	706,332
Telecom Italia SpA RNC	1,570,095	2,031,231

		2,737,563

TOTAL PREFERRED STOCKS
(Cost: $6,851,060)		6,467,863

RIGHTS—0.00%

PORTUGAL—0.00%
Banco Comercial Portugues SA(b)(c)	716,565	24,451

		24,451

TOTAL RIGHTS
(Cost: $26,891)		24,451

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	16,075,704	16,075,704
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	1,660,376	1,660,376
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	386,445	386,445

		18,122,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,122,525)		18,122,525

TOTAL INVESTMENTS IN SECURITIES—100.62%
(Cost: $1,392,421,499)		1,552,936,168
Other Assets, Less Liabilities—(0.62)%		(9,514,750)

NET ASSETS—100.00%		$1,543,421,418

NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—94.57%

BRAZIL—8.32%
Banco Santander (Brasil) SA SP ADR	32,000	$371,520
Itau Unibanco Holding SA SP ADR	68,080	1,616,900

		1,988,420

CHILE—1.54%
Banco Santander (Chile) SA SP ADR	3,248	297,484
Corpbanca SA SP ADR(a)	3,021	69,936

		367,420

CHINA—28.99%
Agile Property Holdings Ltd.	32,000	51,990
Agricultural Bank of China Ltd. Class H(b)	384,000	226,912
Bank of China Ltd. Class H	1,472,000	812,977
Bank of Communications Co. Ltd. Class H	176,000	186,477
China CITIC Bank Class H	176,000	125,980
China Construction Bank Corp. Class H	1,220,320	1,153,142
China Everbright Ltd.	32,000	70,611
China Life Insurance Co. Ltd. Class H	192,000	682,219
China Merchants Bank Co. Ltd. Class H	112,690	290,154
China Minsheng Banking Corp. Ltd. Class H	176,800	169,571
China Overseas Land & Investment Ltd.	96,000	184,644
China Pacific Insurance (Group) Co. Ltd. Class H	51,200	221,144
China Resources Land Ltd.(a)	64,000	110,407
China Taiping Insurance Holdings Co. Ltd.(b)	28,800	79,160
Evergrande Real Estate Group Ltd.	80,000	56,955
Franshion Properties (China) Ltd.(a)	352,000	109,666
Guangzhou R&F Properties Co. Ltd. Class H	32,000	43,586
Hopson Development Holdings Ltd.(b)	32,000	31,557
Industrial and Commercial Bank of China Ltd. Class H	1,333,400	1,127,818
KWG Property Holdings Ltd.	8,000	5,778
Longfor Properties Co. Ltd.(a)	168,000	267,758
PICC Property and Casualty Co. Ltd. Class H(b)	96,000	123,343
Ping An Insurance (Group) Co. of China Ltd. Class H	40,000	434,883
Poly (Hong Kong) Investments Ltd.(a)	64,000	51,166
Renhe Commercial Holdings Co. Ltd.	224,000	38,354
Shimao Property Holdings Ltd.	48,000	65,256
Shui On Land Ltd.(a)	112,000	49,601
Sino-Ocean Land Holdings Ltd.	104,000	59,045
Soho China Ltd.(a)	80,000	69,108
Yuexiu Property Co. Ltd.(b)	160,000	33,575

		6,932,837

COLOMBIA—1.39%
Bancolombia SA SP ADR	5,008	331,780

		331,780

CZECH REPUBLIC—0.90%
Komercni Banka AS	816	215,351

		215,351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2011

EGYPT—0.08%
Commercial International Bank SP ADR	3,900	18,720

		18,720
HONG KONG—0.32%
Country Garden Holdings Co. Ltd.	192,000	77,862

		77,862
HUNGARY—1.02%
OTP Bank Nyrt(b)	6,915	245,063

		245,063
INDIA—8.00%
Axis Bank Ltd. SP GDR(c)	5,065	150,380
HDFC Bank Ltd. SP ADR	5,463	940,182
ICICI Bank Ltd. SP ADR	16,320	822,528

		1,913,090
INDONESIA—4.70%
PT Bank Central Asia Tbk	424,000	366,371
PT Bank Danamon Indonesia Tbk	160,000	115,834
PT Bank Mandiri Tbk	264,025	220,432
PT Bank Negara Indonesia (Persero) Tbk	281,833	133,281
PT Bank Rakyat Indonesia Tbk	384,000	289,211

		1,125,129
MEXICO—3.27%
Compartamos SAB de CV(b)	64,000	119,154
Grupo Financiero Banorte SAB de CV Series O	65,600	329,763
Grupo Financiero Inbursa SAB de CV Series O	62,400	332,183

		781,100
PERU—1.19%
Credicorp Ltd.	2,944	284,155

		284,155
PHILIPPINE ISLANDS—2.62%
Ayala Corp.	20,000	182,667
Ayala Land Inc.	176,000	67,588
Banco de Oro Unibank Inc.	52,800	66,971
Bank of the Philippine Islands	123,345	169,416
SM Prime Holdings Inc.	496,000	139,033

		625,675
POLAND—3.56%
Bank Handlowy w Warszawie SA	1,680	63,372
Bank Millennium SA(b)	33,376	68,490
Bank Pekao SA	1,904	124,970
BRE Bank SA(b)	1,057	137,956
Getin Holding SA(b)	18,912	106,367
Globe Trade Centre SA(b)	7,712	60,218
ING Bank Slaski SA(b)	64	21,148
Powszechna Kasa Oszczednosci Bank Polski SA	14,096	242,998

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2011

Powszechny Zaklad Ubezpieczen SA	192	27,015

		852,534
RUSSIA—4.12%
Sberbank of Russia GDR(a)(c)	2,466	985,067

		985,067
SOUTH AFRICA—9.50%
Absa Group Ltd.	6,320	130,435
African Bank Investments Ltd.	44,480	258,620
FirstRand Ltd.	120,272	377,219
Growthpoint Properties Ltd.	37,408	103,470
Investec Ltd.	16,800	135,426
MMI Holdings Ltd.	20,294	52,374
Nedbank Group Ltd.	1,744	38,718
Redefine Properties Ltd.	59,968	71,282
Remgro Ltd.	18,720	323,633
RMB Holdings Ltd.	45,392	195,220
RMI Holdings	45,392	81,727
Sanlam Ltd.	14,160	60,534
Standard Bank Group Ltd.	28,288	442,451

		2,271,109
SOUTH KOREA—6.89%
KB Financial Group Inc. SP ADR	5,539	295,173
Shinhan Financial Group Co. Ltd. SP ADR	12,736	1,235,647
Woori Finance Holdings Co. Ltd. SP ADR	2,865	116,119

		1,646,939
THAILAND—4.39%
Bangkok Bank PCL NVDR	41,600	236,918
Bank of Ayudhya PCL NVDR	124,800	120,201
Kasikornbank PCL NVDR	65,600	278,003
Krung Thai Bank PCL NVDR	148,800	97,704
Siam Commercial Bank PCL NVDR	81,600	317,106

		1,049,932
TURKEY—3.77%
Akbank TAS	33,505	174,235
Asya Katilim Bankasi AS	29,856	59,156
Haci Omer Sabanci Holding AS	6,720	36,007
Turkiye Garanti Bankasi AS	44,064	228,565
Turkiye Halk Bankasi AS	13,158	113,898
Turkiye Is Bankasi AS	40,081	141,945
Yapi ve Kredi Bankasi AS(b)	46,768	147,463

		901,269

TOTAL COMMON STOCKS
(Cost: $21,596,602)		22,613,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2011

PREFERRED STOCKS—5.01%

BRAZIL—5.01%
Banco Bradesco SA SP ADR	59,200	1,197,616

		1,197,616

TOTAL PREFERRED STOCKS
(Cost: $1,208,811)		1,197,616

SHORT-TERM INVESTMENTS—3.31%

MONEY MARKET FUNDS—3.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	708,511	708,511
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	73,178	73,178
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	8,649	8,649

		790,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $790,338)		790,338

TOTAL INVESTMENTS IN SECURITIES—102.89%
(Cost: $23,595,751)		24,601,406
Other Assets, Less Liabilities—(2.89)%		(690,297)

NET ASSETS—100.00%		$23,911,109

GDR	- Global Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—84.52%

BRAZIL—12.31%
Companhia Siderurgica Nacional SA SP ADR	25,058	$399,174
Fibria Celulose SA SP ADR	7,557	122,046
Vale SA SP ADR	42,561	1,421,537

		1,942,757
CHILE—3.27%
Sociedad Quimica y Minera de Chile SA Series B SP ADR(a)	8,448	515,582

		515,582
CHINA—12.11%
Aluminum Corp. of China Ltd. Class H	110,000	103,237
Angang New Steel Co. Ltd. Class H	44,000	56,476
Anhui Conch Cement Co. Ltd. Class H	66,000	311,409
BBMG Corp. Class H	99,000	162,884
China BlueChemical Ltd. Class H	264,000	214,800
China National Building Material Co. Ltd. Class H	88,000	185,344
China Resources Cement Holdings Ltd.	44,000	44,750
China Shanshui Cement Group Ltd.	33,000	36,961
Fosun International Ltd.	60,500	47,745
Hidili Industry International Development Ltd.	44,000	44,467
Huabao International Holdings Ltd.(a)	165,000	244,709
Jiangxi Copper Co. Ltd. Class H	33,000	111,946
Lee & Man Paper Manufacturing Ltd.	55,000	39,510
Maanshan Iron & Steel Co. Ltd. Class H	66,000	34,752
Nine Dragons Paper (Holdings) Ltd.	55,000	62,806
Sinofert Holdings Ltd.(b)	154,000	64,236
Sinopec Shanghai Petrochemical Co. Ltd. Class H	264,000	127,792
Zijin Mining Group Co. Ltd. Class H	22,000	17,305

		1,911,129
INDIA—2.62%
Sterlite Industries (India) Ltd. SP ADR	25,278	413,295

		413,295
INDONESIA—2.96%
PT Aneka Tambang Tbk	209,000	55,520
PT Indocement Tunggal Prakarsa Tbk	93,500	185,603
PT International Nickel Indonesia Tbk	126,500	73,486
PT Semen Gresik (Persero) Tbk	137,500	152,528

		467,137
MEXICO—6.60%
Cemex SAB de CV CPO(b)	334,256	289,271
Grupo Mexico SAB de CV Series B	106,700	368,805
Industrias Penoles SAB de CV	4,400	171,032
Mexichem SAB de CV	56,100	212,832

		1,041,940
PERU—4.00%
Compania de Minas Buenaventura SA SP ADR	8,382	349,278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2011

Southern Copper Corp.	7,524	281,849

		631,127
POLAND—1.89%
KGHM Polska Miedz SA	4,059	299,028

		299,028
RUSSIA—8.25%
Mechel OAO SP ADR	4,752	135,765
MMC Norilsk Nickel OJSC SP ADR	21,450	592,020
Novolipetsk Steel OJSC SP GDR(c)	3,234	123,409
Polyus Gold OJSC SP ADR	2,344	85,439
Severstal SP GDR(c)	6,754	121,572
Uralkali OJSC SP GDR(c)	5,830	244,685

		1,302,890
SOUTH AFRICA—15.92%
African Rainbow Minerals Ltd.	3,663	118,778
Anglo Platinum Ltd.	1,870	189,350
AngloGold Ashanti Ltd.	10,670	539,040
ArcelorMittal South Africa Ltd.	6,050	82,477
Exxaro Resources Ltd.	4,642	125,014
Gold Fields Ltd.	17,952	319,621
Harmony Gold Mining Co. Ltd.	10,362	155,968
Impala Platinum Holdings Ltd.	15,114	470,431
Kumba Iron Ore Ltd.	2,134	155,508
Northam Platinum Ltd.(a)	6,116	40,203
Pretoria Portland Cement Co. Ltd.	41,888	158,975
Sappi Ltd.(b)	28,941	157,288

		2,512,653
SOUTH KOREA—7.70%
POSCO SP ADR	11,011	1,214,513

		1,214,513
TAIWAN—2.25%
China Steel Corp. SP GDR	14,514	355,593

		355,593
THAILAND—4.13%
PTT Chemical PCL NVDR	64,900	347,873
Siam Cement PCL NVDR	24,200	304,020

		651,893
TURKEY—0.51%
Eregli Demir ve Celik Fabrikalari TAS(b)	19,430	59,218
Eregli Demir ve Celik Fabrikalari TAS New(b)	7,346	20,987

		80,205

TOTAL COMMON STOCKS
(Cost: $12,033,301)		13,339,742

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2011

PREFERRED STOCKS—15.01%

BRAZIL—15.01%
Braskem SA Class A SP ADR(b)	7,646	228,080
Gerdau SA SP ADR	21,772	263,006
Vale SA Class A SP ADR	62,815	1,878,168

		2,369,254

TOTAL PREFERRED STOCKS
(Cost: $2,247,715)		2,369,254

SHORT-TERM INVESTMENTS—2.62%

MONEY MARKET FUNDS—2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	369,148	369,148
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	38,127	38,127
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	5,835	5,835

		413,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $413,110)		413,110

TOTAL INVESTMENTS IN SECURITIES—102.15%
(Cost: $14,694,126)		16,122,106
Other Assets, Less Liabilities—(2.15)%		(338,724)

NET ASSETS—100.00%		$15,783,382

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.11%

AUSTRIA—1.06%
Erste Group Bank AG	924	$46,773
IMMOEAST AG Escrow(a)(b)	740	—
IMMOFINANZ AG(a)	5,033	23,969
IMMOFINANZ AG Escrow(a)(b)	328	—
Raiffeisen International Bank Holding AG	217	11,984
Vienna Insurance Group AG	154	9,208

		91,934
BELGIUM—1.38%
Ageas	12,696	38,595
Dexia SA(a)	2,443	9,750
Groupe Bruxelles Lambert SA	385	38,241
KBC Groep NV(a)	826	33,724

		120,310
DENMARK—0.89%
Danske Bank A/S(a)	2,996	72,119
TrygVesta A/S	84	5,372

		77,491
FINLAND—0.87%
Pohjola Bank PLC	581	8,637
Sampo OYJ Class A	2,002	67,482

		76,119
FRANCE—12.62%
AXA	8,484	190,691
BNP Paribas	4,781	378,984
CNP Assurances SA	665	15,287
Credit Agricole SA	4,711	78,559
Eurazeo	119	9,929
Fonciere des Regions	126	14,319
Gecina SA	91	13,143
Icade	112	14,392
Klepierre	420	17,285
Natixis(a)	4,284	24,673
SCOR SE	784	23,990
Societe Generale	3,157	211,517
Unibail-Rodamco SE	455	106,622

		1,099,391
GERMANY—10.61%
Allianz SE Registered	2,247	354,367
Commerzbank AG(a)	4,025	25,677
Deutsche Bank AG Registered	4,564	298,608
Deutsche Boerse AG	938	78,070
Hannover Rueckversicherung AG Registered	266	16,113
Muenchener Rueckversicherungs-Gesellschaft AG Registered	917	151,623

		924,458

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2011

GREECE—0.88%
Alpha Bank AE(a)	2,516	14,707
Bank of Cyprus Public Co. Ltd.	4,220	15,402
EFG Eurobank Ergasias SA(a)	1,601	9,026
National Bank of Greece SA SP ADR	23,807	37,853

		76,988
IRELAND—0.07%
Bank of Ireland(a)	14,147	5,877

		5,877
ITALY—6.22%
Assicurazioni Generali SpA	5,670	136,106
Banca Carige SpA	2,821	6,847
Banca Monte dei Paschi di Siena SpA(a)	10,332	14,026
Banco Popolare SpA	7,154	21,249
Exor SpA	349	12,608
Intesa Sanpaolo SpA	37,772	125,638
Mediobanca SpA	2,261	25,795
UniCredit SpA	67,109	173,040
Unione di Banche Italiane ScpA	2,982	26,766

		542,075
NETHERLANDS—3.90%
AEGON NV(a)	8,197	65,195
Corio NV	266	18,868
Delta Lloyd NV	259	6,828
ING Groep NV CVA(a)	18,823	248,540

		339,431
NORWAY—0.90%
DnB NOR ASA	4,802	78,184

		78,184
PORTUGAL—0.22%
Banco Comercial Portugues SA Registered(a)(c)	11,725	9,376
Banco Espirito Santo SA Registered	2,380	10,042

		19,418
SPAIN—10.54%
Banco Bilbao Vizcaya Argentaria SA	21,322	273,945
Banco de Sabadell SA	5,341	23,716
Banco de Valencia SA(a)(c)	910	3,686
Banco Popular Espanol SA	4,333	26,022
Banco Santander SA	41,650	532,770
Bankinter SA(c)	1,421	10,625
Criteria CaixaCorp SA	4,333	32,046
Mapfre SA	3,654	15,288

		918,098
SWEDEN—5.54%
Industrivarden AB Class A	462	9,244
Investor AB Class B	2,170	54,183
Kinnevik Investment AB Class B	1,099	28,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2011

Nordea Bank AB	13,076	149,582
Ratos AB Class B	476	19,720
Skandinaviska Enskilda Banken AB Class A	7,007	67,543
Svenska Handelsbanken AB Class A	2,485	86,456
Swedbank AB Class A	3,521	66,945

		482,117
SWITZERLAND—13.31%
Baloise Holding AG Registered(a)	245	26,984
Credit Suisse Group AG Registered	5,586	252,848
GAM Holding AG(a)	1,008	19,790
Julius Baer Group Ltd.(a)	1,192	55,479
Pargesa Holding SA Bearer	133	13,615
Swiss Life Holding AG Registered(a)	147	26,710
Swiss Reinsurance Co. Registered(a)	2,008	119,192
UBS AG Registered(a)	20,688	411,878
Zurich Financial Services AG Registered(a)	832	232,801

		1,159,297
UNITED KINGDOM—30.10%
3i Group PLC	4,613	21,552
Admiral Group PLC	959	27,065
Aviva PLC	13,671	101,882
Barclays PLC	57,358	270,077
British Land Co. PLC	4,361	43,680
Capital Shopping Centres Group PLC	2,485	16,824
Hammerson PLC	3,479	27,279
HSBC Holdings PLC	87,997	961,961
ICAP PLC	2,793	24,155
Investec PLC	2,275	18,263
Land Securities Group PLC	3,794	49,677
Legal & General Group PLC	28,455	58,283
Lloyds Banking Group PLC(a)	202,391	200,015
London Stock Exchange Group PLC	735	10,684
Man Group PLC	8,652	36,035
Old Mutual PLC	26,292	60,957
Prudential PLC	12,439	160,379
Resolution Ltd.	6,937	35,024
Royal Bank of Scotland Group PLC(a)	86,751	60,006
RSA Insurance Group PLC	16,653	38,220
Schroders PLC	546	17,285
SEGRO PLC	3,570	19,358
Standard Chartered PLC	11,648	322,315
Standard Life PLC	10,801	40,733

		2,621,709

TOTAL COMMON STOCKS
(Cost: $8,137,976)		8,632,897

PREFERRED STOCKS—0.15%

ITALY—0.15%
Intesa Sanpaolo SpA RNC	4,620	13,270

		13,270

TOTAL PREFERRED STOCKS
(Cost: $13,366)		13,270

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2011

RIGHTS—0.01%

PORTUGAL—0.01%
Banco Comercial Portugues SA(a)(c)	11,725	400

		400
SPAIN—0.00%
Banco de Valencia SA(a)(c)	910	71

		71

TOTAL RIGHTS
(Cost: $587)		471

SHORT-TERM INVESTMENTS—0.22%

MONEY MARKET FUNDS—0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(d)(e)(f)	15,918	15,918
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	1,644	1,644
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	1,105	1,105

		18,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,667)		18,667

TOTAL INVESTMENTS IN SECURITIES—99.49%
(Cost: $8,170,596)		8,665,305
Other Assets, Less Liabilities—0.51%		44,851

NET ASSETS—100.00%		$8,710,156

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—98.93%

HONG KONG—29.16%
AIA Group Ltd.(a)	26,800	$90,223
Bank of East Asia Ltd. (The)(b)	5,600	23,142
BOC Hong Kong (Holdings) Ltd.	14,000	43,978
Cheung Kong (Holdings) Ltd.	6,000	94,392
Hang Lung Group Ltd.	2,000	13,466
Hang Lung Properties Ltd.	8,000	35,635
Hang Seng Bank Ltd.	2,800	43,761
Henderson Land Development Co. Ltd.	2,000	13,685
Hong Kong Exchanges and Clearing Ltd.	3,800	86,688
Hopewell Holdings Ltd.	1,000	3,019
Hysan Development Co. Ltd.	2,000	9,334
Kerry Properties Ltd.	2,000	10,660
Link REIT (The)	8,000	25,182
New World Development Co. Ltd.	10,000	17,534
Sino Land Co. Ltd.	8,000	14,069
Sun Hung Kai Properties Ltd.(b)	6,000	93,697
Swire Pacific Ltd. Class A	3,000	45,806
Wharf (Holdings) Ltd. (The)	6,600	48,262
Wheelock and Co. Ltd.	2,000	8,239
Wing Hang Bank Ltd.	1,000	11,149

		731,921
JAPAN—56.90%
77 Bank Ltd. (The)	2,000	9,194
AEON Credit Service Co. Ltd.	200	2,702
AEON Mall Co. Ltd.	200	4,752
Aozora Bank Ltd.	2,000	4,314
Bank of Kyoto Ltd. (The)	2,000	18,437
Bank of Yokohama Ltd. (The)	4,000	19,719
Chiba Bank Ltd. (The)	2,000	11,757
Chuo Mitsui Trust Holdings Inc.	12,940	44,016
Credit Saison Co. Ltd.	400	6,670
Dai-ichi Life Insurance Co. Ltd. (The)	28	45,965
Daito Trust Construction Co. Ltd.	200	15,898
Daiwa House Industry Co. Ltd.	2,000	23,983
Daiwa Securities Group Inc.	6,000	25,733
Fukuoka Financial Group Inc.	4,000	16,465
Gunma Bank Ltd. (The)	2,000	10,772
Hachijuni Bank Ltd. (The)	2,000	11,881
Hiroshima Bank Ltd. (The)	2,000	8,701
Hokuhoku Financial Group Inc.	4,000	7,592
Japan Prime Realty Investment Corp.	2	5,664
Japan Real Estate Investment Corp.	2	19,793
Japan Retail Fund Investment Corp.	6	9,680
Joyo Bank Ltd. (The)	2,000	8,011
Matsui Securities Co. Ltd.	400	1,957
Mitsubishi Estate Co. Ltd.	4,000	69,411
Mitsubishi UFJ Financial Group Inc.	45,800	218,445
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	7,949
Mitsui Fudosan Co. Ltd.	4,000	68,277
Mizuho Financial Group Inc.	73,200	115,475
Mizuho Securities Co. Ltd.(a)	2,000	5,053
Mizuho Trust & Banking Co. Ltd.	4,000	3,352
MS&AD Insurance Group Holdings Inc.	1,780	41,440
Nippon Building Fund Inc.	2	20,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2011

Nishi-Nippon City Bank Ltd. (The)	2,000	5,620
NKSJ Holdings Inc.	6,000	38,304
Nomura Holdings Inc.	12,200	61,947
Nomura Real Estate Holdings Inc.	200	3,056
NTT Urban Development Corp.	4	3,293
ORIX Corp.	400	38,994
Resona Holdings Inc.	6,600	31,072
Sapporo Hokuyo Holdings Inc.	600	2,647
SBI Holdings Inc.	64	6,846
Senshu Ikeda Holdings Inc.	1,200	1,775
Seven Bank Ltd.	2	3,771
Shinsei Bank Ltd.	2,000	2,391
Shizuoka Bank Ltd. (The)	2,000	18,141
Sony Financial Holdings Inc.	800	14,779
Sumitomo Mitsui Financial Group Inc.	5,000	153,747
Sumitomo Realty & Development Co. Ltd.	2,000	40,942
T&D Holdings Inc.	1,000	24,538
Tokio Marine Holdings Inc.	2,800	77,609
Tokyo Tatemono Co. Ltd.	2,000	7,173
Tokyu Land Corp.	2,000	8,578

		1,428,370
SINGAPORE—12.87%
Ascendas Real Estate Investment Trust	6,000	9,965
CapitaLand Ltd.(a)	10,000	27,818
CapitaMall Trust Management Ltd.	8,000	12,371
CapitaMalls Asia Ltd.	6,000	8,689
City Developments Ltd.	2,000	19,374
DBS Group Holdings Ltd.	6,000	73,537
Global Logistic Properties Ltd.(a)	1,000	1,579
Keppel Land Ltd.(b)	2,000	6,823
Oversea-Chinese Banking Corp. Ltd.	10,000	78,135
Singapore Exchange Ltd.	2,000	12,763
United Overseas Bank Ltd.	4,000	64,209
UOL Group Ltd.	2,000	7,920

		323,183

TOTAL COMMON STOCKS
(Cost: $2,406,882)		2,483,474

SHORT-TERM INVESTMENTS—2.08%

MONEY MARKET FUNDS—2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	47,168	47,168
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	4,872	4,872

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	253	253

		52,293

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,293)		52,293

TOTAL INVESTMENTS IN SECURITIES—101.01%
(Cost: $2,459,175)		2,535,767
Other Assets, Less Liabilities—(1.01)%		(25,336)

NET ASSETS—100.00%		$2,510,431

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.37%

AUSTRALIA—4.35%
AGL Energy Ltd.	14,976	$238,296
Alumina Ltd.	46,736	115,589
Amcor Ltd.	34,494	264,240
AMP Ltd.	71,562	429,160
Asciano Group	74,376	134,299
ASX Ltd.	4,896	171,990
Australia and New Zealand Banking Group Ltd.	64,728	1,716,335
Bendigo and Adelaide Bank Ltd.	11,305	115,551
BGP Holdings PLC(a)(b)	38,252	6
BHP Billiton Ltd.	84,816	4,253,869
BlueScope Steel Ltd.	44,640	84,514
Boral Ltd.	30,751	165,570
Brambles Ltd.	38,880	286,350
Caltex Australia Ltd.	6,912	107,335
CFS Retail Property Trust	67,176	131,590
Coca-Cola Amatil Ltd.	18,432	240,843
Cochlear Ltd.	2,160	190,333
Commonwealth Bank of Australia	40,032	2,352,984
Computershare Ltd.	12,384	131,188
Crown Ltd.	15,480	142,809
CSL Ltd.	15,192	571,082
CSR Ltd.	9,435	30,976
Dexus Property Group	103,680	99,847
Fairfax Media Ltd.(c)	57,245	82,693
Fortescue Metals Group Ltd.	34,560	232,598
Foster’s Group Ltd.	60,336	371,081
Goodman Fielder Ltd.	44,856	52,770
Goodman Group	134,064	104,166
GPT Group	41,760	144,412
Harvey Norman Holdings Ltd.	23,112	67,784
Incitec Pivot Ltd.	50,832	209,161
Insurance Australia Group Ltd.	49,104	191,841
James Hardie Industries SE(b)	18,144	117,150
Leighton Holdings Ltd.	4,314	114,627
Lend Lease Group	10,656	101,454
Macarthur Coal Ltd.	1,512	19,194
Macquarie Group Ltd.	8,208	315,822
MAp Group	26,239	84,708
Metcash Ltd.	16,344	72,617
Mirvac Group	89,574	124,492
National Australia Bank Ltd.	54,648	1,619,494
Newcrest Mining Ltd.	19,674	892,429
OneSteel Ltd.	44,001	102,565
Orica Ltd.	10,443	303,764
Origin Energy Ltd.	31,886	570,524
OZ Minerals Ltd.	67,060	105,677
Paladin Energy Ltd.(b)	13,968	50,443
Qantas Airways Ltd.(b)	31,896	73,650
QBE Insurance Group Ltd.	26,568	543,988
Rio Tinto Ltd.	11,742	1,056,387
Santos Ltd.	23,698	392,121
Sims Metal Management Ltd.	3,456	66,035
Sonic Healthcare Ltd.	10,875	149,001
SP AusNet	105,342	100,871
Stockland Corp. Ltd.	59,122	244,567
Suncorp Group Ltd.	36,936	336,302

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Tabcorp Holdings Ltd.	27,019	225,606
Tatts Group Ltd.	51,480	130,702
Telstra Corp. Ltd.	104,690	333,392
Toll Holdings Ltd.	15,480	95,375
Transurban Group	29,808	172,888
Wesfarmers Ltd.	25,416	926,207
Wesfarmers Ltd. Partially Protected	2,520	92,744
Westfield Group	53,424	527,351
Westfield Retail Trust	53,424	154,931
Westpac Banking Corp.	78,556	2,135,440
Woodside Petroleum Ltd.	16,351	837,426
Woolworths Ltd.	31,752	921,165
WorleyParsons Ltd.	5,400	179,353

		27,721,724
AUSTRIA—0.20%
Erste Group Bank AG	5,916	299,470
IMMOEAST AG Escrow(a)(b)	5,270	1
IMMOFINANZ AG(b)	21,257	101,233
OMV AG	4,536	207,205
Raiffeisen International Bank Holding AG	2,016	111,338
Telekom Austria AG	10,512	162,818
Verbund AG(c)	2,953	133,732
Vienna Insurance Group AG	1,440	86,096
voestalpine AG	3,744	184,552

		1,286,445
BELGIUM—0.47%
Ageas	68,200	207,321
Anheuser-Busch InBev NV	19,008	1,214,022
Belgacom SA(c)	3,671	144,626
Colruyt SA	2,622	151,574
Delhaize Group SA	2,592	224,807
Dexia SA(b)	18,086	72,179
Groupe Bruxelles Lambert SA	2,030	201,634
KBC Groep NV(b)	4,781	195,202
Mobistar SA	1,169	86,873
Solvay SA	1,431	206,762
UCB SA	2,835	137,137
Umicore	2,835	162,878

		3,005,015
CANADA—5.89%
Agnico-Eagle Mines Ltd.	4,608	320,134
Agrium Inc.	4,968	449,023
Alimentation Couche-Tard Inc. Class B	5,760	150,852
ARC Resources Ltd.	5,256	141,475
Bank of Montreal	14,328	938,338
Bank of Nova Scotia	27,072	1,645,975
Barrick Gold Corp.	26,784	1,363,970
Baytex Energy Corp.	1,944	119,711
BCE Inc.	5,688	212,569
Bombardier Inc. Class B	40,176	298,510
Bonavista Energy Corp.	2,592	77,663
Brookfield Asset Management Inc. Class A	14,112	473,846
Brookfield Properties Corp.	6,840	134,947
CAE Inc.	11,808	158,668
Cameco Corp.	9,576	281,876
Canadian Imperial Bank of Commerce	10,584	913,670

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Canadian National Railway Co.	13,176	1,019,114
Canadian Natural Resources Ltd.	30,240	1,418,541
Canadian Oil Sands Ltd.	12,168	418,574
Canadian Pacific Railway Ltd.	4,392	290,455
Canadian Tire Corp. Ltd. Class A	2,088	132,694
Canadian Utilities Ltd. Class A	2,592	146,503
Cenovus Energy Inc.	17,362	665,679
CGI Group Inc. Class A(b)	10,584	230,899
CI Financial Corp.	4,104	100,172
Crescent Point Energy Corp.	6,269	283,834
Eldorado Gold Corp.	16,272	301,997
Enbridge Inc.	11,160	723,339
EnCana Corp.	20,520	687,496
Enerplus Corp.	3,672	118,536
Fairfax Financial Holdings Ltd.	727	292,761
Finning International Inc.	3,816	111,602
First Quantum Minerals Ltd.	2,304	327,395
Fortis Inc.	5,328	182,438
Franco-Nevada Corp.	4,032	159,436
George Weston Ltd.	1,296	92,592
Gildan Activewear Inc.	3,672	136,377
Goldcorp Inc.	20,520	1,143,809
Great-West Lifeco Inc.	6,264	179,896
Husky Energy Inc.	6,768	211,132
IAMGOLD Corp.	10,440	216,425
IGM Financial Inc.	3,600	184,657
Imperial Oil Ltd.	8,640	455,288
Industrial Alliance Insurance and Financial Services Inc.	216	9,256
Inmet Mining Corp.	1,656	115,886
Intact Financial Corp.	1,440	72,846
Ivanhoe Mines Ltd.(b)(c)	10,323	269,920
Kinross Gold Corp.	27,664	437,329
Loblaw Companies Ltd.	4,608	193,673
Magna International Inc. Class A	5,832	298,837
Manulife Financial Corp.	47,381	848,399
Metro Inc. Class A	1,224	59,726
National Bank of Canada	4,824	398,284
Nexen Inc.	12,672	334,278
Niko Resources Ltd.	2,016	169,868
Onex Corp.	4,176	156,240
Open Text Corp.(b)	2,808	171,525
Pacific Rubiales Energy Corp.	7,560	229,067
Pan American Silver Corp.	2,520	90,644
Pengrowth Energy Corp.	5,832	82,116
Penn West Petroleum Ltd.	11,520	294,784
Potash Corp. of Saskatchewan Inc.	23,337	1,314,605
Power Corp. of Canada	8,712	261,401
Power Financial Corp.	5,832	193,427
Progress Energy Resources Corp.	5,472	74,625
Research In Motion Ltd.(b)	13,104	636,521
Ritchie Bros. Auctioneers Inc.(c)	1,080	33,760
Rogers Communications Inc. Class B	13,320	502,702
Royal Bank of Canada	37,085	2,329,416
Saputo Inc.	4,824	228,986
Shaw Communications Inc. Class B	9,936	209,223
Sherritt International Corp.	10,516	88,663
Shoppers Drug Mart Corp.	5,112	221,968
Silver Wheaton Corp.	10,800	438,215
Sino-Forest Corp. Class A(b)	7,056	174,829
SNC-Lavalin Group Inc.	3,816	230,203
Sun Life Financial Inc.	15,048	491,159
Suncor Energy Inc.	41,763	1,919,465

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Talisman Energy Inc.	28,152	677,950
Teck Resources Ltd. Class B	15,840	858,567
TELUS Corp. NVS	4,248	213,150
Thomson Reuters Corp.	11,309	457,199
Tim Hortons Inc.	2,880	139,713
TMX Group Inc.	2,664	113,877
Toronto-Dominion Bank (The)	22,824	1,970,535
TransAlta Corp.	6,408	142,362
TransCanada Corp.	16,416	704,321
Valeant Pharmaceuticals International Inc.	6,125	322,114
Vermilion Energy Inc.	1,008	53,967
Viterra Inc.	6,840	81,963
Yamana Gold Inc.	21,168	269,048
Yellow Media Inc.	10,944	54,902

		37,554,382
DENMARK—0.50%
Carlsberg A/S Class B	2,808	334,056
Coloplast A/S Class B	1,440	211,990
Danske Bank A/S(b)	15,120	363,964
DSV A/S	6,120	160,225
Novo Nordisk A/S Class B	11,952	1,513,423
Novozymes A/S Class B	1,368	236,770
Pandora A/S	1,152	51,978
TrygVesta A/S	864	55,261
Vestas Wind Systems A/S(b)	5,184	184,397
William Demant Holding A/S(b)	723	67,515

		3,179,579
FINLAND—0.57%
Elisa OYJ	4,896	118,035
Fortum OYJ	12,888	444,746
Kesko OYJ Class B	2,448	127,296
Kone OYJ Class B	4,464	280,078
Metso OYJ	3,816	234,383
Neste Oil OYJ	4,248	80,544
Nokia OYJ	94,824	875,035
Nokian Renkaat OYJ	3,888	201,888
Orion OYJ Class B	1,512	37,641
Outokumpu OYJ	4,392	73,240
Rautaruukki OYJ	3,096	80,427
Sampo OYJ Class A	12,600	424,713
Stora Enso OYJ Class R	7,056	85,160
UPM-Kymmene OYJ	15,768	323,765
Wartsila OYJ Class B	6,192	243,809

		3,630,760
FRANCE—5.13%
Accor SA	5,256	233,934
Aeroports de Paris	1,368	131,313
Air France-KLM(b)	4,032	71,274
Alcatel-Lucent(b)	63,936	412,906
ALSTOM	4,896	326,104
ArcelorMittal	23,552	867,953
Atos Origin SA(b)	2,016	124,438
AXA	44,236	994,272
BNP Paribas	24,854	1,970,146
Bouygues SA	5,832	290,849
Bureau Veritas SA	576	49,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Cap Gemini SA	3,888	236,008
Carrefour SA	16,560	786,435
Casino Guichard-Perrachon SA	1,368	144,241
Christian Dior SA	1,152	185,182
CNP Assurances SA	4,608	105,931
Compagnie de Saint-Gobain	10,084	697,689
Compagnie Generale de Geophysique-Veritas(b)	3,600	127,515
Compagnie Generale des Etablissements Michelin Class B	4,836	485,511
Credit Agricole SA	23,621	393,896
Danone SA	14,626	1,073,131
Dassault Systemes SA	2,448	199,461
Edenred SA(b)	5,256	163,286
Eiffage SA	936	64,829
Electricite de France	5,400	227,725
Eramet	144	56,785
Essilor International SA	5,256	440,732
Eurazeo	663	55,319
European Aeronautic Defence and Space Co. NV(b)	8,785	272,268
Eutelsat Communications	1,872	80,889
Fonciere des Regions	288	32,729
France Telecom SA	48,672	1,143,442
GDF Suez	32,905	1,348,594
Gecina SA	432	62,393
Groupe Eurotunnel SA	8,431	91,748
Icade	936	120,271
Iliad SA	288	37,083
Klepierre	3,169	130,420
L’Air Liquide SA	7,953	1,178,491
L’Oreal SA	6,336	804,742
Lafarge SA	5,267	373,320
Lagardere SCA	3,744	164,666
LVMH Moet Hennessy Louis Vuitton SA	6,768	1,217,472
Natixis(b)	26,231	151,073
Neopost SA	1,368	130,745
Pernod Ricard SA	5,547	558,456
PPR SA	2,232	399,851
PSA Peugeot Citroen SA(b)	4,320	196,505
Publicis Groupe SA	5,472	310,605
Renault SA(b)	5,184	316,407
Safran SA	7,056	274,269
Sanofi-Aventis	26,496	2,099,126
Schneider Electric SA	6,408	1,134,175
SCOR SE	5,060	154,832
SES SA Class A FDR	6,723	176,843
Societe Generale	15,933	1,067,501
Societe Television Francaise 1	5,184	97,445
Sodexo	2,952	230,410
STMicroelectronics NV	19,152	226,544
Suez Environnement SA	9,937	229,394
Technip SA	2,664	301,008
Thales SA	2,664	117,878
Total SA	54,864	3,517,946
Unibail-Rodamco SE	2,664	624,268
Vallourec SA	2,736	341,738
Veolia Environnement	9,576	320,438
Vinci SA	11,088	741,902
Vivendi SA	32,256	1,013,808

		32,708,338
GERMANY—4.24%
Adidas AG	5,112	381,180

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Allianz SE Registered	12,600	1,987,105
BASF SE	25,992	2,676,185
Bayer AG	21,672	1,908,256
Bayerische Motoren Werke AG	9,216	870,551
Beiersdorf AG	2,232	145,602
Celesio AG	2,448	59,453
Commerzbank AG(b)	15,408	98,295
Continental AG(b)	1,512	152,022
Daimler AG Registered	24,264	1,878,740
Deutsche Bank AG Registered	23,112	1,512,144
Deutsche Boerse AG	5,472	455,434
Deutsche Lufthansa AG Registered(b)	6,984	158,738
Deutsche Post AG Registered(b)	20,952	415,288
Deutsche Telekom AG Registered	77,976	1,297,410
E.ON AG	47,520	1,627,156
Fraport AG	1,080	86,572
Fresenius Medical Care AG & Co. KGaA	5,184	408,084
Fresenius SE	1,872	196,799
GEA Group AG	6,192	226,814
Hannover Rueckversicherung AG Registered	1,584	95,951
HeidelbergCement AG	3,528	270,239
Henkel AG & Co. KGaA	3,024	171,964
Hochtief AG	1,080	102,434
Infineon Technologies AG	23,832	270,977
K+S AG	4,344	352,077
LANXESS AG	1,152	105,845
Linde AG	4,464	805,331
MAN SE(b)	3,240	452,278
Merck KGaA	1,800	190,993
METRO AG	3,456	254,084
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,688	940,495
QIAGEN NV(b)	6,264	134,288
RWE AG	11,016	720,006
Salzgitter AG	1,224	96,262
SAP AG	22,392	1,445,104
Siemens AG Registered	22,896	3,336,387
Suedzucker AG	1,152	35,592
ThyssenKrupp AG	10,152	467,886
TUI AG(b)	2,304	29,424
Volkswagen AG(b)	936	167,193

		26,986,638
GREECE—0.12%
Alpha Bank AE(b)	7,114	41,584
Bank of Cyprus Public Co. Ltd.(c)	10,178	37,146
Coca-Cola Hellenic Bottling Co. SA	5,700	157,799
EFG Eurobank Ergasias SA(b)	2,015	11,360
Hellenic Telecommunications Organization SA SP ADR	15,048	87,730
National Bank of Greece SA(b)	12,224	95,030
National Bank of Greece SA SP ADR(c)	56,529	89,881
OPAP SA	5,620	118,981
Public Power Corp. SA	5,730	94,956

		734,467
HONG KONG—1.32%
AIA Group Ltd.(b)	201,600	678,696
Bank of East Asia Ltd. (The)	58,080	240,019
BOC Hong Kong (Holdings) Ltd.	108,000	339,255
Cathay Pacific Airways Ltd.	72,000	179,639
Cheung Kong (Holdings) Ltd.	12,000	188,784

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

CLP Holdings Ltd.	36,000	296,153
Esprit Holdings Ltd.(c)	36,209	150,568
Foxconn International Holdings Ltd.(b)	72,000	42,453
Hang Lung Properties Ltd.	72,000	320,717
Hang Seng Bank Ltd.(c)	28,800	450,116
Hong Kong and China Gas Co. Ltd. (The)	75,620	187,697
Hong Kong Exchanges and Clearing Ltd.	36,000	821,258
Hopewell Holdings Ltd.	36,000	108,682
Hutchison Whampoa Ltd.	72,000	822,184
Kerry Properties Ltd.	36,000	191,874
Link REIT (The)	72,000	226,634
MTR Corp. Ltd.(c)	72,000	262,320
New World Development Co. Ltd.	72,000	126,247
Power Assets Holdings Ltd.	36,000	251,892
Sands China Ltd.(b)	57,600	161,656
Sun Hung Kai Properties Ltd.	72,000	1,124,363
Swire Pacific Ltd. Class A	36,000	549,668
Wharf (Holdings) Ltd. (The)	79,800	583,532
Wynn Macau Ltd.	28,800	102,518

		8,406,925
IRELAND—0.13%
Anglo Irish Bank Corp. Ltd.(a)(b)	6,552	1
Bank of Ireland(b)	51,926	21,570
CRH PLC	19,012	472,454
Elan Corp. PLC(b)	12,888	102,678
Kerry Group PLC Class A	4,824	200,393

		797,096
ISRAEL—0.31%
Bank Hapoalim Ltd.(b)	22,392	117,643
Bank Leumi le-Israel	17,064	88,688
Bezeq The Israel Telecommunication Corp. Ltd.	20,376	60,541
Cellcom Israel Ltd.	4,680	150,166
Delek Group Ltd. (The)	144	38,383
Israel Chemicals Ltd.	9,936	175,775
Israel Corp. Ltd. (The)	72	89,439
NICE Systems Ltd.(b)	360	13,678
Partner Communications Co. Ltd.	6,408	118,878
Teva Pharmaceutical Industries Ltd.	24,408	1,138,170

		1,991,361
ITALY—1.44%
A2A SpA	58,968	106,644
Assicurazioni Generali SpA	29,533	708,929
Atlantia SpA	8,655	213,282
Autogrill SpA(b)	7,776	111,615
Banca Carige SpA	32,909	79,876
Banca Monte dei Paschi di Siena SpA(b)	58,980	80,065
Banco Popolare SpA	20,088	59,665
Enel Green Power SpA(b)	24,912	73,993
Enel SpA	167,773	1,198,243
Eni SpA	65,540	1,755,095
Fiat Industrial SpA(b)	22,540	335,407
Fiat SpA	22,540	240,938
Finmeccanica SpA	6,347	85,878
Intesa Sanpaolo SpA	191,684	637,585
Luxottica Group SpA	4,752	157,146
Mediaset SpA	19,944	133,032

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Mediobanca SpA	16,210	184,938
Parmalat SpA(b)	37,373	141,721
Pirelli & C. SpA	12,903	134,479
Prysmian SpA	4,680	110,606
Saipem SpA	7,920	450,382
Snam Rete Gas SpA	33,203	206,892
Telecom Italia SpA	261,937	395,216
Tenaris SA	11,448	289,242
Terna SpA	50,852	255,001
UniCredit SpA	359,437	926,807
Unione di Banche Italiane ScpA	14,694	131,890

		9,204,567
NETHERLANDS—1.29%
AEGON NV(b)	40,608	322,979
Akzo Nobel NV	7,056	548,957
ASML Holding NV	11,376	471,809
Corio NV	1,656	117,462
Fugro NV CVA	866	79,567
Heineken Holding NV	1,296	68,517
Heineken NV	6,696	401,490
ING Groep NV CVA(b)	91,658	1,210,256
Koninklijke Ahold NV	35,280	496,144
Koninklijke DSM NV	4,536	313,263
Koninklijke KPN NV	45,504	723,367
Koninklijke Philips Electronics NV	28,152	836,162
Randstad Holding NV	2,376	133,881
Reed Elsevier NV	18,504	242,873
Royal Boskalis Westminster NV CVA	1,152	61,365
Royal Vopak NV	1,872	89,873
SBM Offshore NV(b)	4,256	124,737
TNT NV	11,092	273,583
Unilever NV CVA	45,382	1,496,045
Wolters Kluwer NV	8,712	203,312

		8,215,642
NEW ZEALAND—0.03%
Contact Energy Ltd.(b)	11,304	54,308
Fletcher Building Ltd.	7,848	58,236
Telecom Corp. of New Zealand Ltd.	29,448	51,717

		164,261
NORWAY—0.47%
Aker Solutions ASA(b)	3,528	85,253
DnB NOR ASA	25,200	410,296
Norsk Hydro ASA	30,484	270,566
Orkla ASA	11,232	113,948
Renewable Energy Corp. ASA(b)	8,286	29,291
Seadrill Ltd.	10,368	367,893
Statoil ASA	33,336	976,718
Subsea 7 SA	5,760	151,722
Telenor ASA	17,856	308,958
Yara International ASA	4,900	287,413

		3,002,058
PORTUGAL—0.14%
Banco Comercial Portugues SA Registered(b)(c)	118,801	95,000
Banco Espirito Santo SA Registered	16,634	70,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

BRISA - Auto-estradas de Portugal SA(b)	12,314	82,521
CIMPOR - Cimentos de Portugal SGPS SA	4,397	30,432
EDP Renovaveis SA(b)	1,728	13,331
Energias de Portugal SA	66,240	271,235
Galp Energia SGPS SA Class B	2,952	66,154
Jeronimo Martins SGPS SA	2,304	37,874
Portugal Telecom SGPS SA Registered	19,733	241,292

		908,024
SINGAPORE—0.88%
CapitaLand Ltd.(b)	72,000	200,286
CapitaMall Trust Management Ltd.	216,200	334,316
ComfortDelGro Corp. Ltd.	144,000	180,258
Genting Singapore PLC(b)	216,800	384,910
Golden Agri-Resources Ltd.	144,000	78,347
Hutchison Port Holdings Trust(b)	144,000	132,480
Keppel Corp. Ltd.	79,200	771,103
Neptune Orient Lines Ltd.	153,499	236,104
Noble Group Ltd.	91,163	166,327
Oversea-Chinese Banking Corp. Ltd.	72,000	562,569
SembCorp Marine Ltd.	72,000	334,007
Singapore Press Holdings Ltd.	13,000	42,332
Singapore Technologies Engineering Ltd.	72,000	185,559
Singapore Telecommunications Ltd.	216,000	551,377
United Overseas Bank Ltd.	72,000	1,155,770
Wilmar International Ltd.	72,000	310,444

		5,626,189
SPAIN—1.83%
Abertis Infraestructuras SA	8,742	207,449
Acciona SA	792	92,285
Acerinox SA	3,672	73,899
Actividades de Construcciones y Servicios SA	4,824	243,084
Banco Bilbao Vizcaya Argentaria SA	114,994	1,477,440
Banco de Sabadell SA	27,361	121,494
Banco de Valencia SA(b)(c)	7,392	29,939
Banco Popular Espanol SA	25,498	153,131
Banco Santander SA	222,945	2,851,824
Bankinter SA(c)	9,102	68,059
Criteria CaixaCorp SA	16,992	125,669
Enagas SA	5,112	126,694
Ferrovial SA	8,790	121,449
Gas Natural SDG SA	6,264	128,991
Gestevision Telecinco SA(b)	2,592	29,176
Grifols SA	3,096	61,412
Iberdrola Renovables SA	13,824	63,394
Iberdrola SA	104,112	968,468
Indra Sistemas SA	4,320	98,188
Industria de Diseno Textil SA	5,328	478,546
International Consolidated Airlines Group SA(b)	30,840	123,170
Mapfre SA	35,284	147,620
Red Electrica Corporacion SA	3,168	202,478
Repsol YPF SA	21,024	752,020
Telefonica SA	106,128	2,857,745
Zardoya Otis SA	3,762	64,185

		11,667,809
SWEDEN—1.63%
Alfa Laval AB	10,656	239,200
Assa Abloy AB Class B(b)	8,280	249,194

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Atlas Copco AB Class A	17,352	510,709
Atlas Copco AB Class B	10,008	265,833
Boliden AB(b)	2,376	53,690
Electrolux AB Class B	8,064	205,634
Getinge AB Class B	5,977	159,257
Hennes & Mauritz AB Class B	25,776	913,026
Hexagon AB Class B	1,686	43,916
Husqvarna AB Class B(b)	8,716	68,717
Investor AB Class B	10,008	249,893
Kinnevik Investment AB Class B	5,688	147,216
Millicom International Cellular SA SDR	1,872	203,276
Modern Times Group MTG AB Class B	576	44,246
Nordea Bank AB	85,752	980,954
Ratos AB Class B	2,664	110,363
Sandvik AB	25,560	543,649
Scania AB Class B	9,792	255,059
Securitas AB Class B	10,152	127,502
Skandinaviska Enskilda Banken AB Class A	48,097	463,622
Skanska AB Class B	12,600	271,341
SKF AB Class B	9,360	296,140
SSAB AB Class A	5,472	98,048
Svenska Cellulosa AB Class B	14,328	220,124
Svenska Handelsbanken AB Class A	12,960	450,893
Swedbank AB Class A	20,815	395,759
Swedish Match AB(b)	8,496	302,210
Tele2 AB Class B	7,632	192,085
Telefonaktiebolaget LM Ericsson Class B	81,721	1,243,969
TeliaSonera AB	60,552	495,676
Volvo AB Class B	30,024	590,777

		10,391,978
SWITZERLAND—4.11%
ABB Ltd. Registered(b)	59,616	1,639,277
Actelion Ltd. Registered(b)	2,977	174,654
Adecco SA Registered	3,545	252,062
Aryzta AG	1,944	107,894
Baloise Holding AG Registered(b)	1,404	154,635
Compagnie Financiere Richemont SA Class A Bearer	13,680	880,548
Credit Suisse Group AG Registered	31,308	1,417,142
GAM Holding AG(b)	2,616	51,359
Geberit AG Registered	1,098	256,025
Givaudan SA Registered(b)	220	243,698
Holcim Ltd. Registered	6,560	568,793
Julius Baer Group Ltd.(b)	4,216	196,224
Kuehne & Nagel International AG Registered	1,879	299,013
Logitech International SA Registered(b)	4,824	66,546
Lonza Group AG Registered(b)	1,482	126,792
Nestle SA Registered	100,776	6,231,414
Novartis AG Registered	61,459	3,633,968
Pargesa Holding SA Bearer	1,106	113,217
Roche Holding AG Genusschein	18,144	2,931,203
Schindler Holding AG Participation Certificates	1,224	157,713
Schindler Holding AG Registered	144	18,455
SGS SA Registered	144	284,700
Sonova Holding AG Registered	1,296	130,354
Straumann Holding AG Registered	144	37,490
Swatch Group AG (The) Bearer	602	294,952
Swatch Group AG (The) Registered	1,154	101,986
Swiss Life Holding AG Registered(b)	1,169	212,411
Swiss Reinsurance Co. Registered(b)	10,998	652,826
Swisscom AG Registered	455	207,945

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Syngenta AG Registered	2,448	862,839
Synthes Inc.(d)	1,008	172,943
Transocean Ltd.(b)	8,856	646,520
UBS AG Registered(b)	98,138	1,953,833
Zurich Financial Services AG Registered(b)	3,960	1,108,043

		26,187,474
UNITED KINGDOM—10.73%
3i Group PLC	34,995	163,494
Admiral Group PLC	3,888	109,726
Aggreko PLC	2,736	81,550
AMEC PLC	9,432	188,785
Anglo American PLC	35,140	1,828,981
Antofagasta PLC	9,000	205,208
ARM Holdings PLC	34,848	360,664
Associated British Foods PLC	8,280	139,073
AstraZeneca PLC	39,312	1,960,558
Autonomy Corp. PLC(b)	5,256	141,145
Aviva PLC	70,632	526,378
BAE Systems PLC	96,768	529,245
Balfour Beatty PLC	20,452	111,822
Barclays PLC	306,073	1,441,183
BG Group PLC	92,088	2,355,430
BHP Billiton PLC	59,904	2,522,403
BP PLC	503,640	3,885,637
British American Tobacco PLC	55,009	2,395,653
British Land Co. PLC	21,960	219,952
British Sky Broadcasting Group PLC	32,184	451,997
BT Group PLC	216,648	707,539
Bunzl PLC	7,128	88,455
Burberry Group PLC	12,168	262,828
Cable & Wireless Worldwide PLC	51,988	41,701
Cairn Energy PLC(b)	39,600	298,484
Capita Group PLC	14,976	183,847
Capital Shopping Centres Group PLC	9,362	63,383
Carnival PLC	5,040	203,016
Centrica PLC	135,794	726,831
Cobham PLC	35,352	134,500
Compass Group PLC	50,472	492,060
Diageo PLC	69,120	1,404,217
Eurasian Natural Resources Corp.	8,857	134,656
Experian PLC	26,640	358,362
FirstGroup PLC	11,304	61,221
Fresnillo PLC	4,756	130,177
G4S PLC	32,328	148,931
GlaxoSmithKline PLC	140,040	3,049,385
Hammerson PLC	21,245	166,583
Home Retail Group PLC	24,048	88,204
HSBC Holdings PLC	466,853	5,103,521
ICAP PLC	14,904	128,895
Imperial Tobacco Group PLC	27,505	966,628
Inmarsat PLC	7,992	81,181
InterContinental Hotels Group PLC	8,784	192,078
International Power PLC	39,752	219,202
Intertek Group PLC	1,512	53,591
Invensys PLC	22,248	126,392
Investec PLC	13,680	109,821
ITV PLC(b)	48,096	61,009
J Sainsbury PLC	36,792	213,742
Johnson Matthey PLC	5,544	185,220
Kazakhmys PLC	7,344	168,920

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Kingfisher PLC	66,312	303,611
Land Securities Group PLC	25,852	338,491
Legal & General Group PLC	169,632	347,448
Lloyds Banking Group PLC(b)	1,004,544	992,752
London Stock Exchange Group PLC	4,536	65,936
Lonmin PLC	5,122	139,426
Man Group PLC	55,656	231,800
Marks & Spencer Group PLC	47,088	304,737
National Grid PLC	98,869	1,012,539
Next PLC	5,760	214,918
Old Mutual PLC	142,200	329,684
Pearson PLC	22,824	438,178
Petrofac Ltd.	3,168	79,789
Prudential PLC	66,744	860,548
Randgold Resources Ltd.(b)	2,736	238,215
Reckitt Benckiser Group PLC	16,272	902,163
Reed Elsevier PLC	30,168	266,689
Resolution Ltd.	18,023	90,996
Rexam PLC	33,275	216,787
Rio Tinto PLC	37,152	2,701,792
Rolls-Royce Group PLC(b)	48,973	524,007
Rolls-Royce Group PLC Class C(a)(b)	4,701,408	7,842
Royal Bank of Scotland Group PLC(b)	411,624	284,720
Royal Dutch Shell PLC Class A	95,000	3,680,125
Royal Dutch Shell PLC Class B	71,640	2,780,579
RSA Insurance Group PLC	64,872	148,888
SABMiller PLC	24,336	907,012
Sage Group PLC (The)	32,832	156,072
Schroders PLC	5,112	161,834
Scottish & Southern Energy PLC	23,184	525,136
SEGRO PLC	12,024	65,200
Serco Group PLC	15,120	142,616
Severn Trent PLC	5,904	147,812
Shire PLC	13,824	426,568
Smith & Nephew PLC	24,912	273,204
Smiths Group PLC	8,424	187,157
Standard Chartered PLC	58,472	1,617,997
Standard Life PLC	54,792	206,634
Tesco PLC	215,208	1,448,569
Thomas Cook Group PLC	13,248	37,852
TUI Travel PLC	18,792	74,975
Tullow Oil PLC	20,808	497,347
Unilever PLC	35,640	1,154,437
United Utilities Group PLC	16,995	179,010
Vedanta Resources PLC	3,096	120,062
Vodafone Group PLC	1,409,760	4,035,021
Weir Group PLC (The)	2,304	73,939
Whitbread PLC	5,328	149,299
Wm Morrison Supermarkets PLC	52,128	256,320
Wolseley PLC	8,712	315,036
WPP PLC	30,672	399,811
Xstrata PLC	52,562	1,333,912

		68,368,956
UNITED STATES—53.59%
3M Co.	16,992	1,651,792
Abbott Laboratories	39,744	2,068,278
Abercrombie & Fitch Co. Class A	2,448	173,318
Accenture PLC Class A	15,624	892,599
ACE Ltd.	8,712	585,882
Activision Blizzard Inc.	15,408	175,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Adobe Systems Inc.(b)	14,112	473,458
Advance Auto Parts Inc.	2,666	174,516
Advanced Micro Devices Inc.(b)	12,528	114,005
AES Corp. (The)(b)	18,432	244,040
Aetna Inc.	11,736	485,636
Aflac Inc.	13,176	740,359
AGCO Corp.(b)(c)	2,088	120,227
Agilent Technologies Inc.(b)	9,864	492,312
Air Products and Chemicals Inc.	5,976	570,828
Airgas Inc.	2,232	155,012
Akamai Technologies Inc.(b)(c)	4,320	148,781
Alcoa Inc.	28,872	490,824
Alexion Pharmaceuticals Inc.(b)	864	83,713
Allegheny Technologies Inc.	2,808	202,176
Allergan Inc.	7,848	624,387
Alliance Data Systems Corp.(b)(c)	1,872	177,840
Alliant Energy Corp.	3,384	133,803
Allstate Corp. (The)	14,832	501,915
Alpha Natural Resources Inc.(b)(c)	3,240	188,471
Altera Corp.	9,432	459,338
Altria Group Inc.	56,808	1,524,727
Amazon.com Inc.(b)	9,720	1,909,980
AMB Property Corp.	5,040	183,456
Ameren Corp.	6,336	185,708
American Eagle Outfitters Inc.	6,480	100,829
American Electric Power Co. Inc.	10,800	393,984
American Express Co.	28,944	1,420,572
American International Group Inc.(b)(c)	2,880	89,712
American Tower Corp. Class A(b)	11,088	580,013
American Water Works Co. Inc.	2,736	80,384
Ameriprise Financial Inc.	7,776	482,579
AmerisourceBergen Corp.	8,640	351,130
AMETEK Inc.	2,808	129,280
Amgen Inc.(b)	24,696	1,403,968
Amphenol Corp. Class A	4,320	241,531
Anadarko Petroleum Corp.	12,528	988,960
Analog Devices Inc.	8,424	339,571
Annaly Capital Management Inc.	14,544	259,465
Aon Corp.	7,200	375,624
Apache Corp.	10,368	1,382,780
Apollo Group Inc. Class A(b)	3,600	144,108
Apple Inc.(b)	24,120	8,399,308
Applied Materials Inc.	35,424	555,803
Arch Capital Group Ltd.(b)	216	22,464
Arch Coal Inc.	3,888	133,358
Archer-Daniels-Midland Co.	15,912	589,062
Arrow Electronics Inc.(b)	3,744	170,689
Assurant Inc.	2,169	86,109
AT&T Inc.	155,520	4,839,782
Autodesk Inc.(b)	6,264	281,755
Autoliv Inc.	1,296	103,848
Automatic Data Processing Inc.	13,392	727,855
AutoZone Inc.(b)(c)	1,080	304,970
AvalonBay Communities Inc.	2,378	301,079
Avery Dennison Corp.	2,736	114,201
Avnet Inc.(b)	4,104	149,057
Avon Products Inc.	11,808	346,919
Axis Capital Holdings Ltd.	1,093	38,648
Baker Hughes Inc.	11,665	902,988
Ball Corp.	2,592	96,708
Bank of America Corp.	267,336	3,282,886
Bank of New York Mellon Corp. (The)	33,048	957,070

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Baxter International Inc.	15,048	856,231
BB&T Corp.	17,784	478,745
Beckman Coulter Inc.	2,262	187,407
Becton, Dickinson and Co.	4,752	408,387
Bed Bath & Beyond Inc.(b)(c)	7,056	395,983
Berkshire Hathaway Inc. Class B(b)	21,699	1,807,527
Best Buy Co. Inc.	9,000	280,980
Biogen Idec Inc.(b)	7,344	714,938
BlackRock Inc.(e)	1,368	268,046
BMC Software Inc.(b)	5,328	267,625
Boeing Co. (The)	18,576	1,481,993
BorgWarner Inc.(b)	2,736	211,329
Boston Properties Inc.	4,104	428,991
Boston Scientific Corp.(b)	38,604	289,144
Bristol-Myers Squibb Co.	45,520	1,279,112
Broadcom Corp. Class A(b)	11,592	407,807
Brown-Forman Corp. Class B NVS	2,376	170,739
Bucyrus International Inc.	1,080	98,766
Bunge Ltd.	3,600	271,584
C.H. Robinson Worldwide Inc.	4,104	329,059
C.R. Bard Inc.	2,520	269,010
CA Inc.	10,800	265,572
Cablevision NY Group Class A	6,552	230,827
Cabot Oil & Gas Corp.	2,736	153,982
Calpine Corp.(b)	11,160	186,930
Cameron International Corp.(b)(c)	5,616	296,076
Campbell Soup Co.	5,832	195,897
Capital One Financial Corp.	12,600	689,598
Cardinal Health Inc.	10,008	437,250
CareFusion Corp.(b)	4,975	146,116
CarMax Inc.(b)	7,488	259,834
Carnival Corp.	11,448	435,825
Caterpillar Inc.	15,840	1,828,094
CB Richard Ellis Group Inc. Class A(b)	4,825	128,876
CBS Corp. Class B NVS	17,928	452,144
Celanese Corp. Series A	3,816	190,495
Celgene Corp.(b)(c)	12,672	746,127
CenterPoint Energy Inc.	8,568	159,365
CenturyLink Inc.	13,960	569,289
Cephalon Inc.(b)(c)	1,809	138,931
Cerner Corp.(b)	1,368	164,406
CF Industries Holdings Inc.	1,800	254,790
Charles Schwab Corp. (The)	28,944	529,965
Chesapeake Energy Corp.	16,632	559,999
Chevron Corp.	51,625	5,649,840
Chipotle Mexican Grill Inc.(b)(c)	504	134,462
Chubb Corp. (The)	9,576	624,259
Church & Dwight Co. Inc.	1,368	112,833
CIGNA Corp.	7,632	357,407
Cimarex Energy Co.	2,952	326,462
Cincinnati Financial Corp.	3,600	114,048
Cintas Corp.	4,320	134,136
Cisco Systems Inc.	148,968	2,615,878
CIT Group Inc.(b)	4,104	174,256
Citigroup Inc.(b)	733,032	3,364,617
Citrix Systems Inc.(b)	4,968	419,001
Cliffs Natural Resources Inc.	3,888	364,383
Clorox Co. (The)	4,032	280,869
CME Group Inc.	1,801	532,682
Coach Inc.	8,064	482,308
Coca-Cola Co. (The)	53,064	3,579,697
Coca-Cola Enterprises Inc.	7,632	216,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Cognizant Technology Solutions Corp. Class A(b)	7,920	656,568
Colgate-Palmolive Co.	10,872	917,053
Comcast Corp. Class A	53,496	1,403,735
Comcast Corp. Class A Special	22,105	542,678
Comerica Inc.	5,400	204,822
Computer Sciences Corp.	4,464	227,575
ConAgra Foods Inc.	13,104	320,393
Concho Resources Inc.(b)	2,160	230,796
ConocoPhillips	37,008	2,921,041
CONSOL Energy Inc.	4,990	269,909
Consolidated Edison Inc.	7,056	367,759
Constellation Brands Inc. Class A(b)	7,272	162,820
Constellation Energy Group Inc.	4,824	175,690
Cooper Industries PLC	3,838	253,116
Corning Inc.	42,264	885,008
Costco Wholesale Corp.	10,872	879,762
Covance Inc.(b)	2,160	135,216
Coventry Health Care Inc.(b)	4,176	134,760
Covidien PLC	13,104	729,762
Cree Inc.(b)	3,096	126,131
Crown Castle International Corp.(b)(c)	6,336	271,561
Crown Holdings Inc.(b)	1,736	64,926
CSX Corp.	10,656	838,521
Cummins Inc.	5,616	674,931
CVS Caremark Corp.	36,650	1,328,196
D.R. Horton Inc.	7,488	93,151
Danaher Corp.	12,672	700,001
Darden Restaurants Inc.	3,888	182,619
DaVita Inc.(b)	2,808	247,357
Deere & Co.	11,664	1,137,240
Dell Inc.(b)	45,941	712,545
Delta Air Lines Inc.(b)	3,535	36,693
Denbury Resources Inc.(b)	7,200	162,504
DENTSPLY International Inc.	4,392	164,876
Devon Energy Corp.	11,520	1,048,320
DeVry Inc.	1,512	79,985
Diamond Offshore Drilling Inc.	2,448	185,730
DIRECTV Class A(b)	25,783	1,252,796
Discover Financial Services	16,848	418,504
Discovery Communications Inc. Series A(b)(c)	4,466	197,665
Discovery Communications Inc. Series C(b)	4,466	176,228
DISH Network Corp. Class A(b)	6,481	162,284
Dolby Laboratories Inc. Class A(b)	1,032	51,662
Dollar Tree Inc.(b)	2,681	154,157
Dominion Resources Inc.	15,768	731,951
Dover Corp.	5,328	362,517
Dow Chemical Co. (The)	30,312	1,242,489
Dr Pepper Snapple Group Inc.	7,705	302,036
DTE Energy Co.	5,256	265,586
Duke Energy Corp.	34,776	648,572
Duke Realty Corp.	8,424	128,466
Dun & Bradstreet Corp. (The)	1,584	130,173
E.I. du Pont de Nemours and Co.	24,696	1,402,486
Eastman Chemical Co.	2,520	270,270
Eaton Corp.	8,352	447,083
Eaton Vance Corp.	2,232	75,375
eBay Inc.(b)	29,664	1,020,442
Ecolab Inc.	5,112	269,709
Edison International	8,352	327,983
Edwards Lifesciences Corp.(b)	3,456	298,426
El Paso Corp.	19,224	373,138
Electronic Arts Inc.(b)(c)	8,496	171,449

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Eli Lilly and Co.	26,928	996,605
EMC Corp.(b)	55,368	1,569,129
Emerson Electric Co.	20,664	1,255,545
Energen Corp.	864	56,169
Energizer Holdings Inc.(b)	1,440	108,763
Entergy Corp.	4,104	286,131
EOG Resources Inc.	7,272	821,082
EQT Corp.	3,888	204,548
Equifax Inc.	3,816	143,214
Equity Residential	7,776	464,383
Estee Lauder Companies Inc. (The) Class A	3,384	328,248
Everest Re Group Ltd.	2,016	183,698
Exelon Corp.	17,496	737,456
Expedia Inc.	3,672	91,910
Expeditors International of Washington Inc.	5,616	304,780
Express Scripts Inc.(b)	14,196	805,481
Exxon Mobil Corp.	131,983	11,614,504
F5 Networks Inc.(b)	2,664	270,023
Family Dollar Stores Inc.	4,394	238,199
Fastenal Co.(c)	3,816	256,015
Federal Realty Investment Trust	1,595	139,658
FedEx Corp.	7,488	716,377
Fidelity National Financial Inc. Class A	5,780	89,243
Fidelity National Information Services Inc.	7,715	255,366
Fifth Third Bancorp	21,969	291,529
First Solar Inc.(b)(c)	1,305	182,139
FirstEnergy Corp.	10,539	421,138
Fiserv Inc.(b)	3,744	229,545
Flextronics International Ltd.(b)(c)	25,272	176,146
FLIR Systems Inc.	3,168	111,577
Flowserve Corp.	1,368	173,216
Fluor Corp.	4,608	322,284
FMC Corp.	1,730	152,724
FMC Technologies Inc.(b)(c)	6,624	307,884
Ford Motor Co.(b)	77,040	1,191,809
Forest Laboratories Inc.(b)	7,560	250,690
Fortune Brands Inc.	3,888	253,031
Foster Wheeler AG(b)	4,032	143,418
Franklin Resources Inc.	4,896	632,172
Freeport-McMoRan Copper & Gold Inc.	25,200	1,386,756
Frontier Communications Corp.	17,817	147,347
GameStop Corp. Class A(b)(c)	4,322	110,989
Gap Inc. (The)	14,184	329,636
Garmin Ltd.(b)	3,312	113,370
General Dynamics Corp.	8,064	587,220
General Electric Co.	284,909	5,826,389
General Growth Properties Inc.	9,360	156,312
General Mills Inc.	18,000	694,440
General Motors Co.(b)	10,009	321,189
Genuine Parts Co.	5,256	282,247
Genworth Financial Inc. Class A(b)	11,808	143,940
Gilead Sciences Inc.(b)	23,688	920,042
Goldman Sachs Group Inc. (The)	13,338	2,014,171
Goodrich Corp.	1,944	171,791
Goodyear Tire & Rubber Co. (The)(b)	7,920	143,748
Google Inc. Class A(b)	6,624	3,604,118
H&R Block Inc.	8,352	144,406
H.J. Heinz Co.	8,208	420,496
Halliburton Co.	24,120	1,217,578
Hansen Natural Corp.(b)	2,160	142,884
Harley-Davidson Inc.	6,840	254,858
Harris Corp.	3,168	168,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Hartford Financial Services Group Inc. (The)	10,440	302,447
Hasbro Inc.	4,248	198,976
HCP Inc.(c)	6,192	245,327
Health Care REIT Inc.	1,872	100,657
Helmerich & Payne Inc.	3,024	200,612
Henry Schein Inc.(b)	936	68,394
Hershey Co. (The)	3,816	220,221
Hess Corp.	8,136	699,371
Hewlett-Packard Co.	60,699	2,450,419
Hologic Inc.(b)	6,552	144,275
Home Depot Inc. (The)	45,432	1,687,344
Honeywell International Inc.	19,512	1,194,720
Hormel Foods Corp.	1,440	42,350
Hospira Inc.(b)(c)	4,248	240,989
Host Hotels & Resorts Inc.	10,944	194,694
Hudson City Bancorp Inc.	13,968	133,115
Human Genome Sciences Inc.(b)	3,888	114,579
Humana Inc.(b)	3,105	236,353
IHS Inc. Class A(b)(c)	1,224	108,006
Illinois Tool Works Inc.	12,024	702,322
Illumina Inc.(b)(c)	3,096	219,754
Ingersoll-Rand PLC	8,857	447,278
Integrys Energy Group Inc.	2,952	154,567
Intel Corp.	146,739	3,402,877
IntercontinentalExchange Inc.(b)	1,944	233,960
International Business Machines Corp.	32,760	5,588,201
International Flavors & Fragrances Inc.	3,240	205,805
International Game Technology	9,144	161,757
International Paper Co.	11,963	369,417
Interpublic Group of Companies Inc. (The)	16,056	188,658
Intuit Inc.(b)	8,496	472,038
Intuitive Surgical Inc.(b)	1,080	377,676
Invesco Ltd.	13,466	334,899
Iron Mountain Inc.	4,536	144,472
ITT Corp.	4,320	249,653
J.B. Hunt Transport Services Inc.	936	44,628
J.C. Penney Co. Inc.	5,904	227,009
J.M. Smucker Co. (The)	2,762	207,343
Jacobs Engineering Group Inc.(b)(c)	3,168	157,164
Jefferies Group Inc.	2,808	67,869
Johnson & Johnson	70,420	4,628,002
Johnson Controls Inc.	16,488	676,008
Joy Global Inc.	2,811	283,770
JPMorgan Chase & Co.	106,056	4,839,335
Juniper Networks Inc.(b)	13,968	535,393
KBR Inc.	3,744	143,657
Kellogg Co.	6,408	366,986
KeyCorp	25,355	219,828
Kimberly-Clark Corp.	9,360	618,322
Kimco Realty Corp.	12,964	253,317
Kinder Morgan Management LLC(b)	1,500	102,270
KLA-Tencor Corp.	5,184	227,578
Kohl’s Corp.	7,992	421,258
Kraft Foods Inc. Class A	46,296	1,554,620
Kroger Co. (The)	17,280	420,077
L-3 Communications Holdings Inc.	3,456	277,137
Laboratory Corp. of America Holdings(b)	3,024	291,725
Lam Research Corp.(b)(c)	3,456	166,959
Las Vegas Sands Corp.(b)	8,136	382,473
Legg Mason Inc.	5,040	187,236
Leggett & Platt Inc.	5,400	141,966
Lender Processing Services Inc.	3,168	93,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Leucadia National Corp.	6,624	256,084
Liberty Global Inc. Series A(b)(c)	5,112	237,708
Liberty Global Inc. Series C(b)	4,608	204,549
Liberty Media Corp.—Liberty Interactive Group Series A(b)	16,776	293,244
Life Technologies Corp.(b)	4,540	250,608
Limited Brands Inc.	9,288	382,294
Lincoln National Corp.	8,577	267,860
Linear Technology Corp.	5,832	202,954
Lockheed Martin Corp.	6,840	542,070
Loews Corp.	8,352	369,660
Lorillard Inc.	3,456	368,064
Lowe’s Companies Inc.	37,872	994,140
LSI Corp.(b)	19,008	139,329
Lubrizol Corp.	2,448	329,305
LyondellBasell Industries NV Class A(b)	1,800	80,100
M&T Bank Corp.	2,448	216,330
Macerich Co. (The)	3,413	180,275
Macy’s Inc.	12,096	289,215
Manpower Inc.	2,304	152,640
Marathon Oil Corp.	19,224	1,038,865
Marriott International Inc. Class A	8,064	284,659
Marsh & McLennan Companies Inc.	14,760	446,933
Marshall & Ilsley Corp.	8,712	71,177
Martin Marietta Materials Inc.(c)	1,080	98,485
Marvell Technology Group Ltd.(b)	13,752	212,193
Masco Corp.	10,800	144,936
MasterCard Inc. Class A	2,768	763,664
Mattel Inc.	10,728	286,652
Maxim Integrated Products Inc.	7,416	202,753
McCormick & Co. Inc. NVS	3,827	187,982
McDonald’s Corp.	27,578	2,159,633
McGraw-Hill Companies Inc. (The)	8,712	352,575
McKesson Corp.	6,840	567,788
MDU Resources Group Inc.	3,240	77,404
Mead Johnson Nutrition Co. Class A	6,429	429,972
MeadWestvaco Corp.	4,752	160,095
Medco Health Solutions Inc.(b)	11,232	666,395
Medtronic Inc.	29,304	1,223,442
MEMC Electronic Materials Inc.(b)	7,344	86,880
Merck & Co. Inc.	80,941	2,909,829
MetLife Inc.	22,608	1,057,828
MetroPCS Communications Inc.(b)	5,400	90,882
MGM Resorts International(b)	5,904	74,745
Microchip Technology Inc.	5,976	245,255
Micron Technology Inc.(b)	23,112	260,934
Microsoft Corp.	205,416	5,344,924
Mohawk Industries Inc.(b)	1,872	112,395
Molson Coors Brewing Co. Class B NVS	3,384	164,970
Monsanto Co.	13,608	925,888
Moody’s Corp.	6,480	253,627
Morgan Stanley	32,412	847,574
Mosaic Co. (The)	4,393	328,860
Motorola Mobility Holdings Inc.(b)	7,362	191,854
Motorola Solutions Inc.(b)	8,429	386,723
Murphy Oil Corp.	4,824	373,764
Mylan Inc.(b)	7,920	197,366
Nabors Industries Ltd.(b)	7,272	222,814
NASDAQ OMX Group Inc. (The)(b)	4,104	111,218
National Oilwell Varco Inc.	11,521	883,545
National Semiconductor Corp.	7,488	180,611
NetApp Inc.(b)	9,864	512,731
Netflix Inc.(b)	1,296	301,540

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

New York Community Bancorp Inc.	11,304	187,646
Newell Rubbermaid Inc.	6,984	133,115
Newfield Exploration Co.(b)	3,456	244,685
Newmont Mining Corp.	12,888	755,366
News Corp. Class A NVS	51,408	916,091
News Corp. Class B	13,392	253,109
NextEra Energy Inc.	10,368	586,518
NII Holdings Inc.(b)(c)	5,040	209,563
Nike Inc. Class B	10,080	829,786
NiSource Inc.	7,560	147,042
Noble Corp.	7,056	303,479
Noble Energy Inc.	4,536	436,681
Nordstrom Inc.	3,816	181,451
Norfolk Southern Corp.	10,080	752,774
Northeast Utilities	2,520	89,712
Northern Trust Corp.	6,192	309,538
Northrop Grumman Corp.	7,560	480,892
NRG Energy Inc.(b)	3,816	92,347
NSTAR	1,512	70,006
Nuance Communications Inc.(b)	4,680	96,876
Nucor Corp.	8,424	395,591
NVIDIA Corp.(b)	16,488	329,760
NYSE Euronext Inc.	7,776	311,429
O’Reilly Automotive Inc.(b)	2,520	148,831
Occidental Petroleum Corp.	21,024	2,402,833
Old Republic International Corp.	9,000	114,030
Omnicare Inc.	3,024	95,014
Omnicom Group Inc.	8,352	410,835
ONEOK Inc.	3,832	268,010
Oracle Corp.	106,848	3,851,870
Owens-Illinois Inc.(b)	5,256	155,946
PACCAR Inc.	9,576	508,581
Pall Corp.	3,672	214,592
Parker Hannifin Corp.	4,680	441,418
PartnerRe Ltd.	1,588	127,612
Patterson Companies Inc.	3,384	117,459
Paychex Inc.	9,216	301,455
Peabody Energy Corp.	7,704	514,781
Pentair Inc.	3,240	130,118
People’s United Financial Inc.	10,512	143,909
Pepco Holdings Inc.	7,992	154,006
PepsiCo Inc.	40,064	2,760,009
Perrigo Co.	2,952	266,743
Petrohawk Energy Corp.(b)	7,704	208,085
PetSmart Inc.	4,824	203,428
Pfizer Inc.	212,624	4,456,599
PG&E Corp.	9,720	447,898
Pharmaceutical Product Development Inc.	2,736	84,406
Philip Morris International Inc.	49,104	3,409,782
Pinnacle West Capital Corp.	3,312	143,708
Pioneer Natural Resources Co.	3,744	382,749
Pitney Bowes Inc.	3,744	91,953
Plains Exploration & Production Co.(b)	2,808	106,816
Plum Creek Timber Co. Inc.(c)	5,400	232,686
PNC Financial Services Group Inc. (The)(e)	13,032	812,415
Polo Ralph Lauren Corp.	2,160	282,463
PPG Industries Inc.	4,536	429,423
PPL Corp.	13,392	367,343
Praxair Inc.	8,280	881,158
Precision Castparts Corp.	4,176	645,276
Priceline.com Inc.(b)	1,368	748,310
Pride International Inc.(b)	4,464	196,014

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Principal Financial Group Inc.	9,144	308,610
Procter & Gamble Co. (The)	72,072	4,677,473
Progress Energy Inc.	8,064	382,637
Progressive Corp. (The)	18,144	398,079
ProLogis	9,144	148,956
Prudential Financial Inc.	12,600	799,092
Public Service Enterprise Group Inc.	13,824	444,718
Public Storage	5,616	658,813
Pulte Group Inc.(b)	6,192	50,341
QEP Resources Inc.	4,608	196,900
QUALCOMM Inc.	43,416	2,467,765
Quanta Services Inc.(b)	4,176	90,536
Quest Diagnostics Inc.	4,320	243,562
R.R. Donnelley & Sons Co.	5,400	101,844
Ralcorp Holdings Inc.(b)(c)	1,080	84,024
Range Resources Corp.	4,176	235,735
Raytheon Co.	9,864	478,897
Red Hat Inc.(b)	4,536	215,324
Regency Centers Corp.	2,088	98,261
Regions Financial Corp.	33,264	244,158
RenaissanceRe Holdings Ltd.	2,304	161,925
Republic Services Inc.	8,208	259,537
Reynolds American Inc.	8,640	320,630
Robert Half International Inc.	4,248	128,842
Rockwell Automation Inc.	4,248	370,128
Rockwell Collins Inc.	4,464	281,678
Roper Industries Inc.	1,224	105,864
Ross Stores Inc.	3,816	281,201
Rowan Companies Inc.(b)	3,888	162,130
Royal Caribbean Cruises Ltd.(b)	4,032	160,554
Safeway Inc.	11,520	280,051
SAIC Inc.(b)(c)	3,312	57,629
Salesforce.com Inc.(b)	3,600	498,960
SanDisk Corp.(b)	5,328	261,818
Sara Lee Corp.	18,432	353,894
SBA Communications Corp. Class A(b)	3,960	152,975
SCANA Corp.	936	38,863
Schlumberger Ltd.	36,100	3,239,975
Scripps Networks Interactive Inc. Class A	1,944	99,960
Seagate Technology PLC	14,328	252,459
Sealed Air Corp.	5,616	144,724
Sears Holdings Corp.(b)(c)	1,368	117,607
SEI Investments Co.	4,536	101,289
Sempra Energy	6,552	361,015
Sherwin-Williams Co. (The)	2,952	242,920
Sigma-Aldrich Corp.	3,240	228,679
Simon Property Group Inc.	8,375	959,272
SLM Corp.(b)	14,760	244,868
Southern Co.	21,384	834,831
Southwest Airlines Co.	4,320	50,760
Southwestern Energy Co.(b)	9,363	410,661
Spectra Energy Corp.	16,992	493,448
Sprint Nextel Corp.(b)	80,280	415,850
SPX Corp.	1,440	124,488
St. Jude Medical Inc.	9,288	496,351
Stanley Black & Decker Inc.	4,420	321,113
Staples Inc.	19,584	414,006
Starbucks Corp.	19,152	693,111
Starwood Hotels & Resorts Worldwide Inc.	5,760	343,123
State Street Corp.	13,464	626,749
Stericycle Inc.(b)(c)	1,152	105,155
Stryker Corp.	7,560	446,040

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Sunoco Inc.	3,240	138,218
SunTrust Banks Inc.	12,891	363,397
Symantec Corp.(b)	22,032	432,929
Synopsys Inc.(b)(c)	4,320	118,325
Sysco Corp.	15,624	451,690
T. Rowe Price Group Inc.	7,560	485,730
Target Corp.	18,291	898,088
TD Ameritrade Holding Corp.	7,344	158,190
TE Connectivity Ltd.	12,312	441,385
Telephone and Data Systems Inc.	1,800	60,408
Teradata Corp.(b)(c)	5,400	301,968
Texas Instruments Inc.	30,888	1,097,451
Textron Inc.	7,344	191,678
Thermo Fisher Scientific Inc.(b)	11,016	660,850
Tiffany & Co.	3,744	259,983
Time Warner Cable Inc.	9,651	754,033
Time Warner Inc.	31,537	1,193,991
TJX Companies Inc. (The)	11,376	609,981
Toll Brothers Inc.(b)	3,757	78,935
Torchmark Corp.	2,090	139,863
Total System Services Inc.	5,976	112,648
Travelers Companies Inc. (The)	13,968	883,895
TRW Automotive Holdings Corp.(b)	1,872	106,816
Tyco International Ltd.	14,472	705,365
Tyson Foods Inc. Class A	9,432	187,697
U.S. Bancorp	51,048	1,318,059
Ultra Petroleum Corp.(b)	4,323	219,565
Union Pacific Corp.	13,464	1,393,120
United Continental Holdings Inc.(b)	3,096	70,651
United Parcel Service Inc. Class B	18,360	1,376,449
United States Steel Corp.	4,176	199,237
United Technologies Corp.	22,824	2,044,574
UnitedHealth Group Inc.	30,837	1,518,105
Unum Group	9,864	261,199
Urban Outfitters Inc.(b)(c)	1,944	61,158
URS Corp.(b)(c)	1,739	77,820
Valero Energy Corp.	15,120	427,896
Validus Holdings Ltd.	2,168	70,547
Varian Medical Systems Inc.(b)	3,456	242,611
Ventas Inc.(c)	3,744	209,402
VeriSign Inc.	5,328	196,923
Verizon Communications Inc.	74,376	2,809,925
Vertex Pharmaceuticals Inc.(b)(c)	4,248	233,725
VF Corp.	2,808	282,372
Viacom Inc. Class B NVS	13,896	710,919
Virgin Media Inc.	8,208	248,374
Visa Inc. Class A	12,098	945,096
VMware Inc. Class A(b)	1,872	178,645
Vornado Realty Trust	4,046	391,167
Vulcan Materials Co.(c)	2,952	133,430
W.R. Berkley Corp.	2,465	80,384
W.W. Grainger Inc.	2,088	316,541
Wal-Mart Stores Inc.	51,624	2,838,287
Walgreen Co.	26,784	1,144,212
Walt Disney Co. (The)	47,520	2,048,112
Washington Post Co. (The) Class B	216	94,154
Waste Management Inc.	13,320	525,607
Waters Corp.(b)	2,736	268,128
Watson Pharmaceuticals Inc.(b)	1,512	93,774
Weatherford International Ltd.(b)	18,144	391,548
WellPoint Inc.	10,512	807,216
Wells Fargo & Co.	130,915	3,810,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

Western Digital Corp.(b)	6,120	243,576
Western Union Co.	19,368	411,570
Weyerhaeuser Co.	15,996	368,068
Whirlpool Corp.	2,016	173,739
White Mountains Insurance Group Ltd.	288	102,963
Whole Foods Market Inc.	3,888	244,011
Williams Companies Inc. (The)	16,416	544,519
Willis Group Holdings PLC	5,256	217,178
Windstream Corp.	12,600	161,406
Wisconsin Energy Corp.	5,904	184,264
Wynn Resorts Ltd.	2,448	360,223
Xcel Energy Inc.	13,176	320,572
Xerox Corp.	37,298	376,337
Xilinx Inc.	8,064	281,111
XL Group PLC	9,000	219,780
Yahoo! Inc.(b)	35,424	628,776
Yum! Brands Inc.	11,952	641,105
Zimmer Holdings Inc.(b)	4,752	310,068

		341,518,613

TOTAL COMMON STOCKS
(Cost: $575,805,616)		633,258,301

PREFERRED STOCKS—0.30%

GERMANY—0.26%
Bayerische Motoren Werke AG	432	27,015
Henkel AG & Co. KGaA	4,608	314,339
Porsche Automobil Holding SE	4,698	341,040
RWE AG NVS	1,224	74,607
Volkswagen AG	4,476	883,199

		1,640,200
ITALY—0.04%
Intesa Sanpaolo SpA RNC	25,056	71,967
Telecom Italia SpA RNC	168,336	217,776

		289,743

TOTAL PREFERRED STOCKS
(Cost: $1,648,669)		1,929,943

RIGHTS—0.00%

PORTUGAL—0.00%
Banco Comercial Portugues SA(b)(c)	118,801	4,054

		4,054
SPAIN—0.00%
Banco de Valencia SA(b)(c)	7,392	581

		581

TOTAL RIGHTS
(Cost: $5,842)		4,635

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

April 30, 2011

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(e)(f)(g)	5,476,181	5,476,181
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(e)(f)(g)	565,606	565,606
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	702,288	702,288

		6,744,075

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,744,075)		6,744,075

TOTAL INVESTMENTS IN SECURITIES—100.73%
(Cost: $584,204,202)		641,936,954
Other Assets, Less Liabilities—(0.73)%		(4,671,049)

NET ASSETS—100.00%		$637,265,905

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts
SPADR	- Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—2.55%
Boeing Co. (The)	6,078	$484,903
General Dynamics Corp.	2,955	215,183
Lockheed Martin Corp.	2,684	212,707
United Technologies Corp.	7,442	666,654

		1,579,447
AGRICULTURE—3.26%
Altria Group Inc.	19,371	519,918
Monsanto Co.	5,033	342,445
Philip Morris International Inc.	16,713	1,160,551

		2,022,914
APPAREL—0.37%
Nike Inc. Class B	2,764	227,532

		227,532
AUTO MANUFACTURERS—1.10%
Ford Motor Co.(a)	33,243	514,269
General Motors Co.(a)	5,147	165,167

		679,436
BANKS—5.80%
Bank of America Corp.	93,780	1,151,619
Bank of New York Mellon Corp. (The)	11,541	334,228
PNC Financial Services Group Inc. (The)(b)	4,895	305,154
U.S. Bancorp	17,787	459,260
Wells Fargo & Co.	46,330	1,348,666

		3,598,927
BEVERAGES—3.80%
Coca-Cola Co. (The)	19,794	1,335,303
PepsiCo Inc.	14,798	1,019,434

		2,354,737
CHEMICALS—2.15%
Dow Chemical Co. (The)	10,610	434,904
E.I. du Pont de Nemours and Co.	8,574	486,918
Mosaic Co. (The)	1,378	103,157
Praxair Inc.	2,870	305,425

		1,330,404
COMMERCIAL SERVICES—1.02%
MasterCard Inc. Class A	998	275,338
Visa Inc. Class A	4,606	359,821

		635,159
COMPUTERS—5.85%
Accenture PLC Class A	5,957	340,323

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2011

EMC Corp.(a)(c)	18,979	537,865
Hewlett-Packard Co.	20,228	816,604
International Business Machines Corp.	11,339	1,934,207

		3,628,999
COSMETICS & PERSONAL CARE—3.35%
Colgate-Palmolive Co.	4,593	387,420
Procter & Gamble Co. (The)	26,026	1,689,087

		2,076,507
DIVERSIFIED FINANCIAL SERVICES—7.27%
American Express Co.	9,905	486,137
Citigroup Inc.(a)	269,458	1,236,812
Franklin Resources Inc.	1,412	182,318
Goldman Sachs Group Inc. (The)	4,011	605,701
JPMorgan Chase & Co.	36,346	1,658,468
Morgan Stanley	12,837	335,688

		4,505,124
ELECTRIC—1.68%
Dominion Resources Inc.	5,393	250,343
Duke Energy Corp.	12,264	228,724
Exelon Corp.	6,140	258,801
Southern Co.	7,800	304,512

		1,042,380
ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
Emerson Electric Co.	7,027	426,961

		426,961
FOOD—1.16%
General Mills Inc.	5,621	216,858
Kraft Foods Inc. Class A	15,060	505,715

		722,573
HEALTH CARE - PRODUCTS—3.87%
Baxter International Inc.	5,437	309,365
Johnson & Johnson	25,431	1,671,325
Medtronic Inc.	10,074	420,590

		2,401,280
HEALTH CARE - SERVICES—1.27%
UnitedHealth Group Inc.	10,234	503,820
WellPoint Inc.	3,658	280,898

		784,718
HOUSEHOLD PRODUCTS & WARES—0.40%
Kimberly-Clark Corp.	3,806	251,424

		251,424
INSURANCE—3.05%
Aflac Inc.	4,382	246,225
Berkshire Hathaway Inc. Class B(a)	8,958	746,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2011

MetLife Inc.	7,659	358,365
Prudential Financial Inc.	4,498	285,263
Travelers Companies Inc. (The)	4,004	253,373

		1,889,427
LODGING—0.32%
Las Vegas Sands Corp.(a)	4,172	196,126

		196,126
MACHINERY—1.62%
Caterpillar Inc.	5,382	621,137
Deere & Co.	3,919	382,102

		1,003,239
MANUFACTURING—5.67%
3M Co.	6,070	590,065
Danaher Corp.	4,701	259,683
General Electric Co.	99,206	2,028,763
Honeywell International Inc.	6,636	406,322
Illinois Tool Works Inc.	3,995	233,348

		3,518,181
MEDIA—1.78%
Time Warner Inc.	10,319	390,677
Walt Disney Co. (The)	16,495	710,935

		1,101,612
MINING—1.32%
Freeport-McMoRan Copper & Gold Inc.	8,732	480,522
Newmont Mining Corp.	4,494	263,393
Southern Copper Corp.	1,965	73,609

		817,524
OIL & GAS—15.83%
Anadarko Petroleum Corp.	4,603	363,361
Apache Corp.	3,380	450,791
Chevron Corp.	18,639	2,039,852
ConocoPhillips	12,712	1,003,358
Devon Energy Corp.	3,818	347,438
EOG Resources Inc.	2,342	264,435
Exxon Mobil Corp.	46,889	4,126,232
Marathon Oil Corp.	6,605	356,934
Occidental Petroleum Corp.	7,536	861,290

		9,813,691
OIL & GAS SERVICES—3.50%
Baker Hughes Inc.	3,953	306,002
Halliburton Co.	8,443	426,203
National Oilwell Varco Inc.	3,889	298,247
Schlumberger Ltd.	12,688	1,138,748

		2,169,200
PHARMACEUTICALS—7.04%
Abbott Laboratories	14,312	744,796
Bristol-Myers Squibb Co.	15,978	448,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2011

Eli Lilly and Co.	9,132	337,975
Medco Health Solutions Inc.(a)	3,942	233,879
Merck & Co. Inc.	28,586	1,027,667
Pfizer Inc.	74,893	1,569,757

		4,363,056
REAL ESTATE INVESTMENT TRUSTS—0.50%
Simon Property Group Inc.	2,725	312,121

		312,121
RETAIL—6.16%
CVS Caremark Corp.	12,663	458,907
Home Depot Inc. (The)	15,248	566,311
Lowe’s Companies Inc.	12,839	337,024
McDonald’s Corp.	9,705	759,998
Target Corp.	5,966	292,931
Wal-Mart Stores Inc.	18,794	1,033,294
Walgreen Co.	8,614	367,990

		3,816,455
SEMICONDUCTORS—0.63%
Texas Instruments Inc.	10,919	387,952

		387,952
TELECOMMUNICATIONS—4.87%
AT&T Inc.	55,237	1,718,976
Corning Inc.	14,547	304,614
Verizon Communications Inc.	26,291	993,274

		3,016,864
TRANSPORTATION—2.00%
FedEx Corp.	2,735	261,657
Union Pacific Corp.	4,571	472,961
United Parcel Service Inc. Class B	6,778	508,147

		1,242,765

TOTAL COMMON STOCKS
(Cost: $63,737,749)		61,916,735

SHORT-TERM INVESTMENTS—0.32%

MONEY MARKET FUNDS—0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%(b)(d)(e)	120,912	120,912
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%(b)(d)(e)	12,488	12,488

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(b)(d)	68,099	68,099

		201,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,499)		201,499

TOTAL INVESTMENTS IN SECURITIES—100.20%
(Cost: $63,939,248)		62,118,234
Other Assets, Less Liabilities—(0.20)%		(124,691)

NET ASSETS—100.00%		$61,993,543

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.12%
Interpublic Group of Companies Inc. (The)	3,118	$36,637
Omnicom Group Inc.	1,712	84,213

		120,850
AEROSPACE & DEFENSE—1.45%
AAR Corp.	422	10,989
Alliant Techsystems Inc.	160	11,304
Boeing Co. (The)	3,640	290,399
CAE Inc.	1,762	23,558
Curtiss-Wright Corp.	352	11,704
Esterline Technologies Corp.(a)	228	16,370
GenCorp Inc.(a)	1,218	7,954
General Dynamics Corp.	1,752	127,581
Goodrich Corp.	696	61,505
L-3 Communications Holdings Inc.	562	45,067
Lockheed Martin Corp.	1,612	127,751
Moog Inc. Class A(a)(b)	268	11,824
Northrop Grumman Corp.	1,473	93,698
Orbital Sciences Corp.(a)	546	10,281
Raytheon Co.	1,978	96,032
Rockwell Collins Inc.	882	55,654
Spirit AeroSystems Holdings Inc. Class A(a)	712	17,515
Teledyne Technologies Inc.(a)	267	13,481
Triumph Group Inc.	137	11,798
United Technologies Corp.	4,393	393,525

		1,437,990
AGRICULTURE—1.58%
Altria Group Inc.	11,535	309,599
Archer-Daniels-Midland Co.	3,302	122,240
Bunge Ltd.	786	59,296
Lorillard Inc.	878	93,507
Monsanto Co.	3,012	204,937
Philip Morris International Inc.	10,034	696,761
Reynolds American Inc.	2,016	74,814
Tejon Ranch Co.(a)	252	8,981

		1,570,135
AIRLINES—0.24%
AirTran Holdings Inc.(a)	1,355	10,176
Alaska Air Group Inc.(a)	287	18,905
AMR Corp.(a)	2,137	12,544
China Eastern Airlines Corp. Ltd. Class H SP ADR(a)	310	6,835
China Southern Airlines Co. Ltd. Class H SP ADR(a)	300	7,887
Delta Air Lines Inc.(a)	4,344	45,091
LAN Airlines SA SP ADR	937	26,180
Southwest Airlines Co.	4,246	49,890
TAM SA SP ADR	579	12,090
United Continental Holdings Inc.(a)	1,894	43,221
US Airways Group Inc.(a)	1,033	9,390

		242,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

APPAREL—0.47%
Carter’s Inc.(a)	412	12,739
Coach Inc.	1,701	101,737
Gildan Activewear Inc.	837	31,111
Guess? Inc.	412	17,712
Hanesbrands Inc.(a)	638	20,741
Nike Inc. Class B	1,668	137,310
Phillips-Van Heusen Corp.	387	27,249
Polo Ralph Lauren Corp.	387	50,608
Quiksilver Inc.(a)	1,363	5,929
VF Corp.	492	49,475
Wolverine World Wide Inc.	382	15,158

		469,769
AUTO MANUFACTURERS—1.56%
Ford Motor Co.(a)	19,737	305,331
General Motors Co.(a)	3,078	98,773
Honda Motor Co. Ltd. SP ADR	10,182	390,480
Navistar International Corp.(a)	362	25,166
Oshkosh Corp.(a)	593	18,774
Tata Motors Ltd. SP ADR	1,931	52,987
Toyota Motor Corp. SP ADR	8,257	657,918

		1,549,429
AUTO PARTS & EQUIPMENT—0.51%
American Axle & Manufacturing Holdings Inc.(a)	400	5,120
Autoliv Inc.	562	45,033
BorgWarner Inc.(a)	666	51,442
Dana Holding Corp.(a)(b)	575	10,448
Goodyear Tire & Rubber Co. (The)(a)(b)	1,490	27,044
Johnson Controls Inc.	3,829	156,989
Lear Corp.	400	20,456
Magna International Inc. Class A	1,248	63,960
Meritor Inc.(a)	789	13,579
Modine Manufacturing Co.(a)	468	8,335
Superior Industries International Inc.	456	11,523
Tenneco Inc.(a)	463	21,395
TRW Automotive Holdings Corp.(a)	575	32,809
WABCO Holdings Inc.(a)	464	34,266

		502,399
BANKS—9.50%
Allied Irish Banks PLC SP ADR(a)	633	2,209
Banco Bilbao Vizcaya Argentaria SA SP ADR	24,859	318,444
Banco de Chile SP ADR	165	14,710
Banco Latinoamericano de Comercio Exterior SA Class E(b)	473	8,211
Banco Santander (Chile) SA SP ADR	259	23,722
Banco Santander SA SP ADR	46,247	573,463
BancorpSouth Inc.	514	6,965
Bank of America Corp.	55,838	685,691
Bank of Hawaii Corp.	305	14,881
Bank of Ireland SP ADR	4,595	9,190
Bank of Montreal	3,151	206,800
Bank of New York Mellon Corp. (The)	6,635	192,150
Bank of Nova Scotia	5,819	355,192
Barclays PLC SP ADR	16,962	323,126
BB&T Corp.	3,667	98,716
Canadian Imperial Bank of Commerce	2,212	191,161
CapitalSource Inc.	2,084	13,921

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

City National Corp.	299	17,076
Comerica Inc.	1,017	38,575
Community Bank System Inc.	537	13,436
Credicorp Ltd.	368	35,519
Credit Suisse Group PLC SP ADR	6,050	275,214
Cullen/Frost Bankers Inc.	315	18,661
Deutsche Bank AG	5,195	339,337
F.N.B. Corp.	1,031	11,289
First BanCorp (Puerto Rico)(a)(b)	462	2,305
First Horizon National Corp.	1,374	15,045
HDFC Bank Ltd. SP ADR	650	111,865
HSBC Holdings PLC SP ADR	19,649	1,070,281
ICICI Bank Ltd. SP ADR	2,412	121,565
KB Financial Group Inc. SP ADR	2,334	124,379
KeyCorp	4,912	42,587
Lloyds TSB Group PLC SP ADR(a)	55,838	220,560
M&T Bank Corp.	562	49,664
Marshall & Ilsley Corp.	2,712	22,157
Mitsubishi UFJ Financial Group Inc. SP ADR	77,467	369,518
Mizuho Financial Group Inc. SP ADR	59,165	188,736
National Bank of Greece SA SP ADR	28,368	45,105
PNC Financial Services Group Inc. (The)(c)	2,932	182,781
Regions Financial Corp.	6,837	50,184
Royal Bank of Canada	8,002	503,806
Royal Bank of Scotland Group PLC SP ADR(a)	4,871	67,950
State Street Corp.	2,787	129,735
Sumitomo Mitsui Financial Group Inc. SP ADR	41,007	255,884
SunTrust Banks Inc.	2,631	74,168
Synovus Financial Corp.	2,787	6,967
TCF Financial Corp.	762	11,880
Toronto-Dominion Bank (The)	4,885	423,187
U.S. Bancorp	10,526	271,781
Valley National Bancorp	900	12,888
Webster Financial Corp.	537	11,556
Wells Fargo & Co.	27,543	801,777
Westpac Banking Corp. SP ADR	3,312	454,539

		9,430,509
BEVERAGES—2.32%
Anheuser-Busch InBev NV SP ADR	4,244	271,489
Brown-Forman Corp. Class B NVS	486	34,924
Coca-Cola Co. (The)	11,862	800,211
Coca-Cola Enterprises Inc.	1,901	54,007
Coca-Cola FEMSA SAB de CV SP ADR	246	19,623
Coca-Cola Hellenic Bottling Co. SA SP ADR	1,087	30,338
Companhia de Bebidas das Americas-AmBev SP ADR	950	24,985
Compania Cervecerias Unidas SA SP ADR	199	11,940
Constellation Brands Inc. Class A(a)	1,195	26,756
Cott Corp.(a)	959	8,554
Diageo PLC SP ADR	3,585	291,712
Dr Pepper Snapple Group Inc.	1,426	55,899
Embotelladora Andina SA Class A SP ADR	253	5,971
Embotelladora Andina SA Class B SP ADR	221	6,374
Molson Coors Brewing Co. Class B NVS	841	40,999
PepsiCo Inc.	8,869	610,985
Vina Concha y Toro SA SP ADR	231	11,550

		2,306,317
BIOTECHNOLOGY—0.03%
Charles River Laboratories International Inc.(a)	467	19,703

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Enzo Biochem Inc.(a)	1,609	6,420

		26,123
BUILDING MATERIALS—0.29%
Cemex SAB de CV SP ADR	5,809	50,422
Comfort Systems USA Inc.	682	8,327
CRH PLC SP ADR	3,815	95,184
Eagle Materials Inc.	362	10,531
Lennox International Inc.	335	16,284
Martin Marietta Materials Inc.(b)	263	23,983
Masco Corp.	2,087	28,008
NCI Building Systems Inc.(a)	488	6,042
Owens Corning(a)	699	26,450
Quanex Building Products Corp.	422	8,845
Simpson Manufacturing Co. Inc.	237	6,617
Texas Industries Inc.	196	8,265

		288,958
CHEMICALS—2.39%
Agrium Inc.	920	83,196
Air Products and Chemicals Inc.	1,047	100,009
Airgas Inc.	419	29,100
Albemarle Corp.	557	39,296
Arch Chemicals Inc.	212	8,198
Ashland Inc.	412	25,577
Cabot Corp.	450	20,183
Celanese Corp. Series A	956	47,724
CF Industries Holdings Inc.	418	59,168
Cytec Industries Inc.	334	19,599
Dow Chemical Co. (The)	6,319	259,016
E.I. du Pont de Nemours and Co.	5,063	287,528
Eastman Chemical Co.	400	42,900
Ecolab Inc.	1,262	66,583
Ferro Corp.(a)	706	10,590
FMC Corp.	447	39,461
Georgia Gulf Corp.(a)	248	9,766
H.B. Fuller Co.	444	9,701
Huntsman Corp.	1,151	23,998
International Flavors & Fragrances Inc.	448	28,457
Intrepid Potash Inc.(a)	281	9,627
Lubrizol Corp.	406	54,615
LyondellBasell Industries NV Class A(a)	1,880	83,660
Minerals Technologies Inc.	149	10,132
Mosaic Co. (The)	841	62,957
Olin Corp.	478	12,304
OM Group Inc.(a)	209	7,574
PolyOne Corp.	765	11,077
Potash Corp. of Saskatchewan	4,843	273,048
PPG Industries Inc.	927	87,759
Praxair Inc.	1,697	180,595
RPM International Inc.	793	18,636
Sensient Technologies Corp.	382	14,474
Sherwin-Williams Co. (The)	487	40,075
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	187	9,120
Sociedad Quimica y Minera de Chile SA Series B SP ADR	587	35,825
Solutia Inc.(a)(b)	475	12,516
Syngenta AG SP ADR	2,593	183,429
Valspar Corp. (The)	466	18,318
W.R. Grace & Co.(a)	495	22,453
Westlake Chemical Corp.	170	11,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Zep Inc.	322	6,118

		2,375,523
COAL—0.40%
Alpha Natural Resources Inc.(a)(b)	687	39,963
Arch Coal Inc.	968	33,202
CONSOL Energy Inc.	1,312	70,966
International Coal Group Inc.(a)	750	8,273
Massey Energy Co.	610	41,626
Patriot Coal Corp.(a)	375	9,442
Peabody Energy Corp.	1,480	98,894
Walter Energy Inc.	314	43,401
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	1,224	47,785

		393,552
COMMERCIAL SERVICES—1.38%
Aaron’s Inc.	512	14,740
ABM Industries Inc.	296	7,199
Advance America Cash Advance Centers Inc.	1,058	6,221
Alliance Data Systems Corp.(a)(b)	337	32,015
AMN Healthcare Services Inc.(a)	762	6,576
Arbitron Inc.	284	10,985
Chemed Corp.	216	15,040
Consolidated Graphics Inc.(a)	163	9,152
Convergys Corp.(a)	885	12,833
CoreLogic Inc.(a)	637	11,727
Corrections Corp. of America(a)	634	15,780
DeVry Inc.	350	18,515
Dollar Thrifty Automotive Group Inc.(a)	212	14,613
Equifax Inc.	718	26,947
FTI Consulting Inc.(a)(b)	287	11,451
Gartner Inc.(a)	599	25,703
GEO Group Inc. (The)(a)	493	13,153
H&R Block Inc.	1,749	30,240
HealthSpring Inc.(a)	378	15,683
Hertz Global Holdings Inc.(a)	1,161	19,981
Hillenbrand Inc.	512	11,735
Iron Mountain Inc.	946	30,130
ITT Educational Services Inc.(a)	199	14,274
Jackson Hewitt Tax Service Inc.(a)(b)	1,467	763
Korn/Ferry International(a)	425	8,802
Landauer Inc.	123	7,401
Lender Processing Services Inc.	622	18,305
Live Nation Entertainment Inc.(a)	1,298	14,395
Manpower Inc.	465	30,806
MasterCard Inc. Class A	594	163,879
MAXIMUS Inc.	205	16,398
McKesson Corp.	1,438	119,368
Midas Inc.(a)	798	5,801
Monster Worldwide Inc.(a)	812	13,325
Moody’s Corp.	1,144	44,776
New Oriental Education & Technology Group Inc. SP ADR(a)	212	26,424
PHH Corp.(a)	312	6,696
Pre-Paid Legal Services Inc.(a)	160	10,552
Quanta Services Inc.(a)	1,212	26,276
Robert Half International Inc.	843	25,568
Rollins Inc.	581	12,184
SAIC Inc.(a)(b)	1,954	34,000
Service Corp. International	1,714	20,174
SFN Group Inc.(a)	687	7,234
Sotheby’s	456	23,037
Towers Watson & Co. Class A	260	14,914

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

TrueBlue Inc.(a)(b)	416	5,857
United Rentals Inc.(a)	412	12,121
Valassis Communications Inc.(a)	250	7,208
Viad Corp.	273	6,773
Visa Inc. Class A	2,763	215,846
Weight Watchers International Inc.	268	20,837
Western Union Co.	3,740	79,475

		1,373,888
COMPUTERS—2.53%
Accenture PLC Class A	3,483	198,984
CGI Group Inc.(a)	1,728	37,843
CIBER Inc.(a)(b)	1,237	7,076
Computer Sciences Corp.	828	42,211
Diebold Inc.	507	17,137
DST Systems Inc.	259	12,771
EMC Corp.(a)	11,517	326,392
FactSet Research Systems Inc.	287	31,401
Hewlett-Packard Co.	12,059	486,822
IHS Inc. Class A(a)	273	24,089
International Business Machines Corp.	6,801	1,160,114
NCR Corp.(a)	1,108	21,949
Quantum Corp.(a)	2,409	7,661
Teradata Corp.(a)	1,004	56,144
Tyler Technologies Inc.(a)(b)	687	17,031
Unisys Corp.(a)	287	8,518
Western Digital Corp.(a)	1,336	53,173

		2,509,316
COSMETICS & PERSONAL CARE—1.38%
Avon Products Inc.	2,462	72,334
Colgate-Palmolive Co.	2,638	222,515
Estee Lauder Companies Inc. (The) Class A	715	69,355
Procter & Gamble Co. (The)	15,513	1,006,794

		1,370,998
DISTRIBUTION & WHOLESALE—0.17%
Corporate Express NV SP ADR(d)	1,296	17,785
Genuine Parts Co.	862	46,290
Ingram Micro Inc. Class A(a)	1,037	19,423
Owens & Minor Inc.	387	13,332
W.W. Grainger Inc.	316	47,906
Watsco Inc.	155	10,988
WESCO International Inc.(a)(b)	278	17,222

		172,946
DIVERSIFIED FINANCIAL SERVICES—4.49%
Affiliated Managers Group Inc.(a)	327	35,669
American Express Co.	5,951	292,075
Ameriprise Financial Inc.	1,437	89,180
BlackRock Inc.(c)	519	101,693
Capital One Financial Corp.	2,483	135,895
Charles Schwab Corp. (The)	5,419	99,222
CIT Group Inc.(a)	912	38,723
Citigroup Inc.(a)	160,584	737,081
Discover Financial Services	3,128	77,699
Doral Financial Corp.(a)	2,619	3,928
Eaton Vance Corp.	799	26,982
Federated Investors Inc. Class B(b)	637	16,422
Franklin Resources Inc.	872	112,593

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

GAMCO Investors Inc. Class A	226	11,628
Goldman Sachs Group Inc. (The)	2,373	358,347
IntercontinentalExchange Inc.(a)	437	52,593
Invesco Ltd.	2,679	66,627
Investment Technology Group Inc.(a)	369	6,314
Janus Capital Group Inc.	1,151	14,008
Jefferies Group Inc.	762	18,418
JPMorgan Chase & Co.	21,650	987,889
Lazard Ltd. Class A	668	27,388
Legg Mason Inc.	759	28,197
Morgan Stanley	7,532	196,962
National Financial Partners Corp.(a)(b)	487	7,836
Nomura Holdings Inc. SP ADR	20,131	102,668
NYSE Euronext Inc.	1,496	59,915
ORIX Corp. SP ADR	1,212	59,594
Raymond James Financial Inc.	715	26,812
Ritchie Bros. Auctioneers Inc.(b)	697	21,795
Shinhan Financial Group Co. Ltd. SP ADR	1,299	126,029
SLM Corp.(a)	2,962	49,140
Stifel Financial Corp.(a)	396	18,089
Student Loan Corp. (The) Escrow(a)(d)	39	97
Teton Advisors Inc. Class B(d)	3	46
UBS AG(a)	20,009	400,180
Waddell & Reed Financial Inc. Class A	614	25,180
Woori Finance Holdings Co. Ltd. SP ADR	680	27,560

		4,460,474
ELECTRIC—2.81%
AES Corp. (The)(a)	4,420	58,521
ALLETE Inc.	312	12,633
Alliant Energy Corp.	718	28,390
Ameren Corp.	1,175	34,439
American Electric Power Co. Inc.	2,537	92,550
Avista Corp.	543	13,222
Black Hills Corp.	417	14,491
Calpine Corp.(a)	2,137	35,795
CenterPoint Energy Inc.	2,260	42,036
Central Vermont Public Service Corp.	988	23,129
CH Energy Group Inc.	373	20,000
Cleco Corp.	505	17,725
CMS Energy Corp.	1,525	30,195
Consolidated Edison Inc.	1,486	77,450
Constellation Energy Group Inc.	992	36,129
Dominion Resources Inc.	3,142	145,852
DPL Inc.	648	19,628
DTE Energy Co.	812	41,030
Duke Energy Corp.	6,970	129,990
Dynegy Inc.(a)	822	5,211
Edison International	1,488	58,434
El Paso Electric Co.(a)	570	17,659
Empire District Electric Co. (The)	821	18,423
Empresa Nacional de Electricidad SA SP ADR	657	37,042
Enersis SA SP ADR	1,719	36,718
Entergy Corp.	987	68,814
Exelon Corp.	3,534	148,958
FirstEnergy Corp.	2,067	82,597
GenOn Energy Inc.(a)	4,400	17,292
Great Plains Energy Inc.	744	15,311

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Hawaiian Electric Industries Inc.	712	18,149
Huaneng Power International Inc. Class H SP ADR	562	12,471
IDACORP Inc.	366	14,351
Integrys Energy Group Inc.	553	28,955
Korea Electric Power Corp. SP ADR(a)	2,476	29,960
MDU Resources Group Inc.	1,079	25,777
National Grid PLC SP ADR	4,075	209,170
NextEra Energy Inc.	2,189	123,832
Northeast Utilities	1,048	37,309
NRG Energy Inc.(a)	1,368	33,106
NSTAR	587	27,178
NV Energy Inc.	1,385	21,038
OGE Energy Corp.	667	35,464
Pepco Holdings Inc.	1,362	26,246
PG&E Corp.	2,058	94,833
Pinnacle West Capital Corp.	606	26,294
PNM Resources Inc.	743	11,390
PPL Corp.	2,618	71,812
Progress Energy Inc.	1,547	73,405
Public Service Enterprise Group Inc.	2,668	85,830
SCANA Corp.	587	24,372
Southern Co.	4,463	174,235
TECO Energy Inc.	1,387	26,727
TransAlta Corp.	1,428	31,773
UIL Holdings Corp.	494	15,719
UniSource Energy Corp.	312	11,585
Westar Energy Inc.	721	19,618
Wisconsin Energy Corp.	1,219	38,045
Xcel Energy Inc.	2,461	59,876

		2,788,184
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
AMETEK Inc.	945	43,508
Belden Inc.	294	11,181
Emerson Electric Co.	4,132	251,060
Energizer Holdings Inc.(a)	399	30,136
General Cable Corp.(a)	372	18,042
GrafTech International Ltd.(a)	400	9,280
Hitachi Ltd. SP ADR	2,538	138,220
Hubbell Inc. Class B	312	21,837

		523,264
ELECTRONICS—1.08%
Advantest Corp. SP ADR	901	17,903
Agilent Technologies Inc.(a)	2,007	100,169
Amphenol Corp. Class A	1,000	55,910
Arrow Electronics Inc.(a)	712	32,460
AU Optronics Corp. SP ADR(a)	4,591	37,187
Avnet Inc.(a)	917	33,305
AVX Corp.	467	7,617
Brady Corp. Class A	276	10,408
Celestica Inc.(a)	1,462	16,170
Checkpoint Systems Inc.(a)(b)	525	11,057
CTS Corp.	534	5,869
Jabil Circuit Inc.	1,255	24,899
Koninklijke Philips Electronics NV NYS	5,698	168,034
Kyocera Corp. SP ADR	892	98,040
LG Display Co. Ltd. SP ADR	2,660	47,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Mettler-Toledo International Inc.(a)	193	36,168
Park Electrochemical Corp.	282	9,016
PerkinElmer Inc.	761	21,513
Pulse Electronics Corp.	787	4,706
TE Connectivity Ltd.	2,614	93,712
Thermo Fisher Scientific Inc.(a)	2,225	133,478
Thomas & Betts Corp.(a)	333	19,304
Vishay Intertechnology Inc.(a)	994	18,966
Vishay Precision Group Inc.(a)	326	5,379
Waters Corp.(a)	549	53,802
Watts Water Technologies Inc. Class A	192	7,430

		1,069,903
ENERGY - ALTERNATE SOURCES—0.06%
Covanta Holding Corp.	937	16,088
Headwaters Inc.(a)	1,311	7,158
LDK Solar Co. Ltd. SP ADR(a)	598	6,907
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	793	7,113
Trina Solar Ltd. SP ADR(a)(b)	400	11,396
Yingli Green Energy Holding Co. Ltd. SP ADR(a)	777	9,736

		58,398
ENGINEERING & CONSTRUCTION—0.65%
ABB Ltd. SP ADR(a)	12,952	356,050
AECOM Technology Corp.(a)	661	18,019
Dycom Industries Inc.(a)	612	9,094
EMCOR Group Inc.(a)	489	15,144
Empresas ICA SAB de CV SP ADR(a)	1,229	12,130
Fluor Corp.	987	69,031
Granite Construction Inc.	215	5,844
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	162	9,584
Jacobs Engineering Group Inc.(a)	715	35,471
KBR Inc.	837	32,116
McDermott International Inc.(a)	1,562	36,067
Shaw Group Inc. (The)(a)	547	21,278
URS Corp.(a)	493	22,062

		641,890
ENTERTAINMENT—0.08%
Bally Technologies Inc.(a)(b)	383	14,933
International Game Technology	1,596	28,233
Pinnacle Entertainment Inc.(a)	572	7,939
Regal Entertainment Group Class A	685	9,439
Vail Resorts Inc.(a)	263	12,885
Warner Music Group Corp.(a)	1,010	7,545

		80,974
ENVIRONMENTAL CONTROL—0.23%
Calgon Carbon Corp.(a)	575	9,867
Mine Safety Appliances Co.	279	11,071
Nalco Holding Co.	812	23,718
Republic Services Inc.	1,909	60,363
Waste Connections Inc.	787	24,216
Waste Management Inc.	2,527	99,715

		228,950
FOOD—1.90%
Campbell Soup Co.	1,160	38,964
ConAgra Foods Inc.	2,507	61,296

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Corn Products International Inc.	520	28,652
Cosan Ltd. Class A	1,316	16,384
Dean Foods Co.(a)	947	10,597
Flowers Foods Inc.	629	19,222
General Mills Inc.	3,363	129,745
H.J. Heinz Co.	1,762	90,267
Hershey Co. (The)	848	48,938
Hormel Foods Corp.	738	21,705
J.M. Smucker Co. (The)	665	49,922
Kellogg Co.	1,333	76,341
Kraft Foods Inc. Class A	8,898	298,795
Kroger Co. (The)	3,130	76,090
McCormick & Co. Inc. NVS	626	30,749
Ralcorp Holdings Inc.(a)	312	24,274
Ruddick Corp.	353	14,657
Safeway Inc.	1,962	47,696
Sara Lee Corp.	3,515	67,488
Smithfield Foods Inc.(a)	998	23,513
SUPERVALU Inc.	1,269	14,289
Sysco Corp.	3,262	94,304
TreeHouse Foods Inc.(a)(b)	257	15,592
Tyson Foods Inc. Class A	1,901	37,830
Unilever NV NYS	8,687	286,671
Unilever PLC SP ADR	7,460	242,972
Weis Markets Inc.	197	8,130
Wimm-Bill-Dann Foods OJSC SP ADR(a)	373	13,163

		1,888,246
FOREST PRODUCTS & PAPER—0.39%
Buckeye Technologies Inc.	404	11,377
Clearwater Paper Corp.(a)	112	8,790
Domtar Corp.	295	27,441
Fibria Celulose SA SP ADR	887	14,325
International Paper Co.	2,336	72,136
MeadWestvaco Corp.	1,014	34,162
Neenah Paper Inc.	455	10,615
P.H. Glatfelter Co.	601	8,173
Plum Creek Timber Co. Inc.(b)	866	37,316
Rayonier Inc.	441	29,265
Rock-Tenn Co. Class A(b)	287	19,823
Sappi Ltd. SP ADR(a)	3,270	17,658
Schweitzer-Mauduit International Inc.	154	7,983
Temple-Inland Inc.	711	16,730
Weyerhaeuser Co.	3,036	69,858

		385,652
GAS—0.34%
AGL Resources Inc.	383	15,898
Atmos Energy Corp.	385	13,433
Energen Corp.	285	18,528
Laclede Group Inc. (The)	522	20,029
National Fuel Gas Co.	437	32,032
New Jersey Resources Corp.	237	10,376
Nicor Inc.	345	19,123
NiSource Inc.	1,247	24,254
Northwest Natural Gas Co.	213	9,849
Piedmont Natural Gas Co.	462	14,669
Sempra Energy	1,077	59,343

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

South Jersey Industries Inc.	277	15,914
Southern Union Co.	687	20,541
Southwest Gas Corp.	512	20,362
UGI Corp.	613	20,413
Vectren Corp.	442	12,632
WGL Holdings Inc.	277	10,947

		338,343
HAND & MACHINE TOOLS—0.19%
Kennametal Inc.	491	20,730
Nidec Corp. SP ADR	2,715	59,242
Regal Beloit Corp.	239	18,114
Snap-on Inc.	338	20,878
Stanley Black & Decker Inc.	905	65,748

		184,712
HEALTH CARE - PRODUCTS—2.62%
Alere Inc.(a)	591	21,950
Baxter International Inc.	3,233	183,958
Beckman Coulter Inc.	390	32,312
Becton, Dickinson and Co.	1,178	101,237
Boston Scientific Corp.(a)	8,268	61,927
C.R. Bard Inc.	467	49,852
Cantel Medical Corp.	446	11,565
CareFusion Corp.(a)	1,047	30,750
Cooper Companies Inc. (The)	301	22,545
Covidien PLC	2,768	154,150
Edwards Lifesciences Corp.(a)	639	55,178
Fresenius Medical Care AG & Co. KGaA SP ADR	1,075	84,463
Haemonetics Corp.(a)(b)	162	11,372
Hill-Rom Holdings Inc.	403	18,139
Invacare Corp.	245	8,061
Johnson & Johnson	15,121	993,752
Kinetic Concepts Inc.(a)	364	21,487
Luxottica Group SpA SP ADR	937	31,099
Medtronic Inc.	5,986	249,915
Mindray Medical International Ltd. SP ADR	537	14,354
Nordion Inc.	645	7,559
ResMed Inc.(a)(b)	938	29,913
Smith & Nephew PLC SP ADR	1,002	55,531
St. Jude Medical Inc.	1,773	94,749
Steris Corp.	387	13,947
Stryker Corp.	1,687	99,533
Symmetry Medical Inc.(a)(b)	525	5,224
Varian Medical Systems Inc.(a)	720	50,544
West Pharmaceutical Services Inc.	240	11,338
Zimmer Holdings Inc.(a)(b)	1,114	72,688

		2,599,092
HEALTH CARE - SERVICES—1.06%
Aetna Inc.	2,231	92,319
Assisted Living Concepts Inc. Class A(a)	266	9,592
Brookdale Senior Living Inc.(a)	375	10,215
Centene Corp.(a)	418	15,144
Community Health Systems Inc.(a)	574	17,639
Covance Inc.(a)	389	24,351
Coventry Health Care Inc.(a)	858	27,688
DaVita Inc.(a)(b)	576	50,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

HCA Holdings Inc.(a)	575	18,860
Health Management Associates Inc. Class A(a)	1,660	18,725
Health Net Inc.(a)	637	21,212
HealthSouth Corp.(a)	646	16,557
Humana Inc.(a)	949	72,238
Laboratory Corp. of America Holdings(a)	584	56,338
MEDNAX Inc.(a)(b)	315	22,340
Molina Healthcare Inc.(a)	212	9,116
Quest Diagnostics Inc.	792	44,653
Sunrise Senior Living Inc.(a)	537	5,574
Tenet Healthcare Corp.(a)	3,107	21,531
UnitedHealth Group Inc.	6,142	302,371
Universal Health Services Inc. Class B	533	29,198
WellPoint Inc.	2,177	167,172

		1,053,573
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	1,102	42,603

		42,603
HOME BUILDERS—0.13%
D.R. Horton Inc.	1,521	18,921
Gafisa SA SP ADR(a)	1,000	12,360
KB Home	537	6,342
Lennar Corp. Class A	939	17,832
NVR Inc.(a)	33	24,398
Pulte Group Inc.(a)	1,812	14,732
Thor Industries Inc.	237	7,349
Toll Brothers Inc.(a)(b)	796	16,724
Winnebago Industries Inc.(a)	556	6,883

		125,541
HOME FURNISHINGS—0.38%
Furniture Brands International Inc.(a)	1,297	6,277
Harman International Industries Inc.	437	21,208
Panasonic Corp. SP ADR	11,937	146,706
Sony Corp. SP ADR	5,484	155,252
Tempur-Pedic International Inc.(a)	200	12,556
Whirlpool Corp.	451	38,867

		380,866
HOUSEHOLD PRODUCTS & WARES—0.40%
ACCO Brands Corp.(a)	724	7,030
American Greetings Corp. Class A	459	11,291
Avery Dennison Corp.	540	22,540
Church & Dwight Co. Inc.	387	31,920
Clorox Co. (The)	704	49,041
Ennis Inc.	487	9,097
Fortune Brands Inc.	893	58,116
Jarden Corp.	581	21,143
Kimberly-Clark Corp.	2,237	147,776
Scotts Miracle-Gro Co. (The) Class A	222	12,536
Tupperware Brands Corp.	437	27,824

		398,314
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	1,707	32,535
Toro Co. (The)	277	18,811

		51,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

INSURANCE—4.39%
ACE Ltd.	1,851	124,480
Aegon NV SP ADR(a)	9,742	77,546
Aflac Inc.	2,650	148,903
Alleghany Corp.	52	17,108
Allstate Corp. (The)	2,712	91,774
American Financial Group Inc.	496	17,742
American International Group Inc.(a)(b)	706	21,992
Aon Corp.	1,538	80,237
Arthur J. Gallagher & Co.	637	18,970
Aspen Insurance Holdings Ltd.	561	16,028
Assurant Inc.	634	25,170
Assured Guaranty Ltd.	1,015	17,255
Aviva PLC SP ADR	7,718	117,005
Axis Capital Holdings Ltd.	756	26,732
Berkshire Hathaway Inc. Class B(a)	10,274	855,824
China Life Insurance Co. Ltd. Class H SP ADR	2,762	148,292
Chubb Corp. (The)	1,639	106,846
CIGNA Corp.	1,562	73,148
CNO Financial Group Inc.(a)	1,709	13,775
Delphi Financial Group Inc. Class A	348	11,119
Endurance Specialty Holdings Ltd.	346	15,342
Everest Re Group Ltd.	289	26,334
FBL Financial Group Inc. Class A	235	7,167
Fidelity National Financial Inc. Class A	1,452	22,419
First American Financial Corp.	926	14,446
Genworth Financial Inc. Class A(a)	2,836	34,571
Hanover Insurance Group Inc. (The)	297	12,539
Hartford Financial Services Group Inc. (The)	2,582	74,801
HCC Insurance Holdings Inc.	664	21,607
Horace Mann Educators Corp.	550	9,834
ING Groep NV SP ADR(a)	21,581	284,653
Kingsway Financial Services Inc.(a)	1,380	1,477
Lincoln National Corp.	1,851	57,807
Loews Corp.	1,807	79,978
Manulife Financial Corp.	10,087	181,263
Markel Corp.(a)	48	20,029
Marsh & McLennan Companies Inc.	2,892	87,570
MBIA Inc.(a)(b)	700	7,224
Mercury General Corp.	264	10,491
MetLife Inc.	4,498	210,461
MGIC Investment Corp.(a)	1,000	8,660
Montpelier Re Holdings Ltd.	662	11,976
Old Republic International Corp.	1,607	20,361
PartnerRe Ltd.	391	31,421
Platinum Underwriters Holdings Ltd.	362	13,687
Primus Guaranty Ltd.(a)(b)	1,737	8,529
Principal Financial Group Inc.	1,737	58,624
ProAssurance Corp.(a)(b)	212	14,077
Progressive Corp. (The)	3,541	77,690
Protective Life Corp.	592	15,931
Prudential Financial Inc.	2,632	166,921
Prudential PLC SP ADR	7,186	185,686
Reinsurance Group of America Inc.	367	23,231
RenaissanceRe Holdings Ltd.	344	24,176
RLI Corp.	151	8,945

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

StanCorp Financial Group Inc.	291	12,542
Sun Life Financial Inc.	3,175	104,013
Torchmark Corp.	452	30,248
Transatlantic Holdings Inc.	365	17,991
Travelers Companies Inc. (The)	2,294	145,164
Unitrin Inc.	397	12,005
Unum Group	1,762	46,658
W.R. Berkley Corp.	722	23,544
White Mountains Insurance Group Ltd.	44	15,730
Willis Group Holdings PLC	1,022	42,229
XL Group PLC	1,808	44,151

		4,354,149
INTERNET—0.06%
AOL Inc.(a)	744	15,163
Giant Interactive Group Inc. SP ADR	1,317	11,655
Rackspace Hosting Inc.(a)	675	31,178

		57,996
INVESTMENT COMPANIES—0.02%
Arlington Asset Investment Corp. Class A	491	14,976

		14,976
IRON & STEEL—0.72%
AK Steel Holding Corp.	736	11,960
Allegheny Technologies Inc.	537	38,664
ArcelorMittal Class A NYS(b)	4,939	183,089
Carpenter Technology Corp.	341	17,480
Cliffs Natural Resources Inc.	795	74,508
Companhia Siderurgica Nacional SA SP ADR	4,594	73,183
Mechel OAO SP ADR	439	12,542
Nucor Corp.	1,565	73,492
POSCO SP ADR	1,514	166,994
Reliance Steel & Aluminum Co.	443	25,078
United States Steel Corp.	837	39,933

		716,923
LEISURE TIME—0.21%
Carnival Corp.	2,337	88,970
Harley-Davidson Inc.	1,366	50,897
Polaris Industries Inc.	249	26,252
Royal Caribbean Cruises Ltd.(a)	854	34,006
WMS Industries Inc.(a)	362	11,874

		211,999
LODGING—0.37%
Choice Hotels International Inc.	149	5,570
Gaylord Entertainment Co.(a)	262	9,398
InterContinental Hotels Group PLC SP ADR	1,483	32,700
Las Vegas Sands Corp.(a)	2,569	120,769
Marcus Corp.	658	7,297
Marriott International Inc. Class A	1,762	62,199
MGM Resorts International(a)(b)	1,811	22,927
Orient-Express Hotels Ltd. Class A(a)	716	8,785
Starwood Hotels & Resorts Worldwide Inc.	1,015	60,463
Wyndham Worldwide Corp.	1,067	36,929

		367,037
MACHINERY—1.09%
AGCO Corp.(a)(b)	514	29,596
Applied Industrial Technologies Inc.	362	12,764

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Babcock & Wilcox Co. (The)(a)	802	25,191
Briggs & Stratton Corp.	369	8,705
Cascade Corp.	112	5,130
Caterpillar Inc.	3,212	370,697
CNH Global NV(a)	174	8,404
Cummins Inc.	1,009	121,262
Deere & Co.	2,337	227,857
Flowserve Corp.	333	42,164
Gardner Denver Inc.	324	27,997
Graco Inc.	414	20,712
IDEX Corp.	506	23,741
Kadant Inc.(a)	333	10,273
Manitowoc Co. Inc. (The)	988	21,924
NACCO Industries Inc. Class A	52	5,472
Rockwell Automation Inc.	804	70,052
Terex Corp.(a)	656	22,816
Wabtec Corp.	315	22,485

		1,077,242
MACHINERY - DIVERSIFIED—0.06%
Kubota Corp. SP ADR	1,312	62,386

		62,386
MANUFACTURING—3.87%
3M Co.	3,587	348,692
A.O. Smith Corp.	269	11,828
Acuity Brands Inc.	256	15,053
Ameron International Corp.	104	7,315
AptarGroup Inc.	387	20,298
Barnes Group Inc.	418	10,341
Blount International Inc.(a)	562	9,329
Brink’s Co. (The)	312	10,299
Carlisle Companies Inc.	325	16,100
CLARCOR Inc.	337	15,229
Cooper Industries PLC	957	63,114
Crane Co.	387	19,315
Danaher Corp.	2,783	153,733
Donaldson Co. Inc.	442	27,064
Dover Corp.	1,076	73,211
Eastman Kodak Co.(a)	2,032	5,649
Eaton Corp.	1,925	103,045
EnPro Industries Inc.(a)(b)	237	9,499
General Electric Co.	58,979	1,206,121
Harsco Corp.	421	14,988
Hexcel Corp.(a)	720	15,502
Honeywell International Inc.	3,896	238,552
Illinois Tool Works Inc.	2,345	136,971
Ingersoll-Rand PLC	1,808	91,304
ITT Corp.	962	55,594
Leggett & Platt Inc.	937	24,634
Myers Industries Inc.	517	5,516
Pall Corp.	662	38,687
Parker Hannifin Corp.	919	86,680
Pentair Inc.	554	22,249
Polypore International Inc.(a)(b)	125	7,721
Roper Industries Inc.	537	46,445
Siemens AG SP ADR	4,787	698,615
SPX Corp.	275	23,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Teleflex Inc.	237	14,933
Textron Inc.	1,550	40,455
Tredegar Corp.	287	6,280
Trinity Industries Inc.	518	18,752
Tyco International Ltd.	2,655	129,405

		3,842,292
MEDIA—1.82%
A.H. Belo Corp. Class A(a)	927	7,713
Belo Corp. Class A(a)	852	7,199
Cablevision NY Group Class A	1,438	50,661
CBS Corp. Class B NVS	3,422	86,303
E.W. Scripps Co. (The) Class A(a)	521	4,950
Entravision Communications Corp. Class A(a)(b)	2,384	5,626
Gannett Co. Inc.	1,373	20,677
Grupo Televisa SA SP ADR(a)	3,097	73,461
John Wiley & Sons Inc. Class A	337	17,163
McGraw-Hill Companies Inc. (The)	1,700	68,799
Meredith Corp.	283	9,458
Pearson PLC SP ADR	4,679	89,135
Promotora de Informaciones SA SP ADR(a)	2,068	24,092
Reed Elsevier NV SP ADR	2,149	56,519
Reed Elsevier PLC SP ADR	1,755	62,408
Rogers Communications Inc. Class B	2,331	88,182
Scripps Networks Interactive Inc. Class A	375	19,282
Shaw Communications Inc. Class B	2,138	45,240
Thomson Reuters Corp.	2,087	84,461
Time Warner Cable Inc.	1,919	149,931
Time Warner Inc.	6,198	234,656
Viacom Inc. Class B NVS	3,179	162,638
Walt Disney Co. (The)	9,815	423,026
Washington Post Co. (The) Class B	32	13,949

		1,805,529
METAL FABRICATE & HARDWARE—0.34%
CIRCOR International Inc.	222	10,085
Commercial Metals Co.	720	12,067
Kaydon Corp.	229	8,862
Mueller Water Products Inc. Class A	1,595	7,018
Precision Castparts Corp.	781	120,680
Sims Metal Management Ltd. SP ADR	962	18,365
Sterlite Industries (India) Ltd. SP ADR	2,156	35,251
Tenaris SA SP ADR	1,337	67,906
Timken Co. (The)	491	27,688
Valmont Industries Inc.	137	14,426
Worthington Industries Inc.	537	11,583

		333,931
MINING—4.59%
Agnico-Eagle Mines Ltd.	956	66,518
Alcoa Inc.	5,658	96,186
Alumina Ltd. SP ADR	3,814	38,445
Aluminum Corp. of China Ltd. Class H SP ADR	960	22,608
AMCOL International Corp.	231	8,598
AngloGold Ashanti Ltd. SP ADR	2,112	107,670
Barrick Gold Corp.	5,556	283,411
BHP Billiton Ltd. SP ADR	9,383	949,935
BHP Billiton PLC SP ADR	6,276	528,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Cameco Corp.	2,183	64,355
Coeur d’Alene Mines Corp.(a)	573	18,170
Compania de Minas Buenaventura SA SP ADR	977	40,712
Compass Minerals International Inc.	201	19,620
Eldorado Gold Corp.	3,158	58,676
Freeport-McMoRan Copper & Gold Inc.	5,225	287,532
Gammon Gold Inc.(a)	964	10,517
Gold Fields Ltd. SP ADR	3,693	65,883
Goldcorp Inc.	4,398	245,540
Harmony Gold Mining Co. Ltd. SP ADR	1,816	28,275
Hecla Mining Co.(a)	2,022	19,027
IAMGOLD Corp.	2,237	46,418
Ivanhoe Mines Ltd.(a)	1,752	46,042
Kinross Gold Corp.	6,231	98,699
Molycorp Inc.(a)(b)	250	18,325
Newmont Mining Corp.	2,664	156,137
Rio Tinto PLC SP ADR	7,866	575,870
RTI International Metals Inc.(a)	271	8,656
Silver Wheaton Corp.	2,178	88,470
Southern Copper Corp.	1,223	45,813
Stillwater Mining Co.(a)	368	8,394
Teck Resources Ltd. Class B	2,756	149,513
Thompson Creek Metals Co. Inc.(a)	839	10,345
Titanium Metals Corp.(a)	481	9,634
Vale SA SP ADR	7,357	245,724
Vulcan Materials Co.(b)	629	28,431
Yamana Gold Inc.	4,222	53,662

		4,550,125
MISCELLANEOUS – MANUFACTURING—0.01%
John Bean Technologies Corp.	452	9,135

		9,135
OFFICE & BUSINESS EQUIPMENT—0.41%
Canon Inc. SP ADR	6,287	296,558
Pitney Bowes Inc.	1,249	30,675
Xerox Corp.	7,866	79,368

		406,601
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	916	10,580

		10,580
OIL & GAS—13.89%
Anadarko Petroleum Corp.	2,752	217,243
Apache Corp.	1,952	260,338
Atwood Oceanics Inc.(a)	413	18,556
Baytex Energy Corp.	673	41,470
Berry Petroleum Co. Class A	420	22,315
BP PLC SP ADR	17,075	787,840
Cabot Oil & Gas Corp.	649	36,526
Canadian Natural Resources Ltd.	6,127	287,724
Cenovus Energy Inc.	4,137	158,861
Chesapeake Energy Corp.	3,587	120,774
Chevron Corp.	11,142	1,219,380
China Petroleum & Chemical Corp. Class H SP ADR	930	93,716
Cimarex Energy Co.	515	56,954
CNOOC Ltd. SP ADR	837	208,790
Comstock Resources Inc.(a)	302	9,682
Concho Resources Inc.(a)	578	61,759

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

ConocoPhillips	7,613	600,894
Denbury Resources Inc.(a)	2,412	54,439
Devon Energy Corp.	2,212	201,292
Diamond Offshore Drilling Inc.	365	27,692
Ecopetrol SA SP ADR	862	37,816
EnCana Corp.	4,199	140,750
Eni SpA SP ADR	6,905	371,075
Ensco International PLC SP ADR	802	47,815
EOG Resources Inc.	1,392	157,171
EQT Corp.	816	42,930
EXCO Resources Inc.	1,156	24,218
Exxon Mobil Corp.	27,987	2,462,856
Forest Oil Corp.(a)	708	25,424
Frontier Oil Corp.	731	20,424
Goodrich Petroleum Corp.(a)	294	6,606
Helmerich & Payne Inc.	600	39,804
Hess Corp.	1,591	136,762
Holly Corp.	250	14,475
Marathon Oil Corp.	3,997	215,998
McMoRan Exploration Co.(a)	850	15,563
Murphy Oil Corp.	1,083	83,911
Nabors Industries Ltd.(a)	1,637	50,158
Newfield Exploration Co.(a)	787	55,720
Nexen Inc.	3,081	81,431
Noble Corp.	1,416	60,902
Noble Energy Inc.	925	89,050
Occidental Petroleum Corp.	4,476	511,562
Parker Drilling Co.(a)(b)	1,312	9,355
Penn Virginia Corp.	419	6,478
Penn West Petroleum Ltd.	2,395	61,336
Petrobras Energia SA SP ADR	337	7,687
PetroChina Co. Ltd. Class H SP ADR	1,193	173,677
Petrohawk Energy Corp.(a)	1,781	48,105
Petroleo Brasileiro SA SP ADR	9,077	338,844
Pioneer Natural Resources Co.	562	57,453
Plains Exploration & Production Co.(a)	893	33,970
Precision Drilling Corp.(a)	1,937	29,326
Pride International Inc.(a)	916	40,222
QEP Resources Inc.	1,048	44,781
Quicksilver Resources Inc.(a)	892	13,246
Range Resources Corp.	873	49,281
Rowan Companies Inc.(a)	700	29,190
Royal Dutch Shell PLC Class A SP ADR	10,005	775,187
Royal Dutch Shell PLC Class B SP ADR	7,561	592,480
SandRidge Energy Inc.(a)	2,038	25,190
Sasol Ltd. SP ADR	2,509	145,070
Seadrill Ltd.(b)	1,678	59,821
SM Energy Co.	442	33,530
Southwestern Energy Co.(a)	1,964	86,141
Statoil ASA SP ADR	5,933	173,896
Stone Energy Corp.(a)	419	14,816
Suncor Energy Inc.	8,748	402,758
Sunoco Inc.	710	30,289
Swift Energy Co.(a)	327	12,815
Talisman Energy Inc.	5,876	141,612
Tesoro Corp.(a)	872	23,649
Total SA SP ADR	12,383	795,360
Transocean Ltd.(a)	1,809	131,605
Ultra Petroleum Corp.(a)	885	44,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Unit Corp.(a)(b)	287	18,087
VAALCO Energy Inc.(a)	1,417	9,876
Valero Energy Corp.	3,192	90,334
W&T Offshore Inc.	485	13,003
Whiting Petroleum Corp.(a)	677	47,051
YPF SA SP ADR	19	836

		13,789,972
OIL & GAS SERVICES—1.84%
Baker Hughes Inc.	2,351	181,991
Cameron International Corp.(a)	1,416	74,652
Compagnie Generale de Geophysique-Veritas SP ADR(a)	832	29,445
Complete Production Services Inc.(a)	528	17,920
Core Laboratories NV	226	21,692
Dresser-Rand Group Inc.(a)(b)	350	18,389
Dril-Quip Inc.(a)(b)	236	18,068
Exterran Holdings Inc.(a)	415	9,010
FMC Technologies Inc.(a)	1,367	63,538
Halliburton Co.	5,036	254,217
Helix Energy Solutions Group Inc.(a)	683	12,929
ION Geophysical Corp.(a)	944	11,932
Key Energy Services Inc.(a)	675	12,285
National Oilwell Varco Inc.	2,337	179,225
Newpark Resources Inc.(a)	869	7,847
Oceaneering International Inc.(a)	362	31,646
Oil States International Inc.(a)	337	27,974
Schlumberger Ltd.	7,567	679,138
SEACOR Holdings Inc.	128	12,650
Superior Energy Services Inc.(a)(b)	555	21,323
Tetra Technologies Inc.(a)(b)	653	9,645
Tidewater Inc.	254	15,116
Weatherford International Ltd.(a)	4,123	88,974
Willbros Group Inc.(a)	512	5,504
World Fuel Services Corp.	493	19,513

		1,824,623
PACKAGING & CONTAINERS—0.18%
Ball Corp.	950	35,444
Bemis Co. Inc.	532	16,673
Crown Holdings Inc.(a)	837	31,304
Greif Inc. Class A	167	10,371
Owens-Illinois Inc.(a)	931	27,623
Packaging Corp. of America	665	18,972
Sealed Air Corp.	887	22,858
Sonoco Products Co.	563	19,457

		182,702
PHARMACEUTICALS—6.07%
Abbott Laboratories	8,447	439,582
Allergan Inc.	1,731	137,718
AmerisourceBergen Corp.	1,570	63,805
AstraZeneca PLC SP ADR	7,900	393,657
Bristol-Myers Squibb Co.	9,617	270,238
Cardinal Health Inc.	1,987	86,812
Dr. Reddy’s Laboratories Ltd. SP ADR	625	24,525
Elan Corp. PLC SP ADR(a)	3,037	24,600
Eli Lilly and Co.	5,521	204,332
Forest Laboratories Inc.(a)	1,691	56,074
GlaxoSmithKline PLC SP ADR	14,537	634,685
Herbalife Ltd.	300	26,934

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Hospira Inc.(a)	933	52,929
K-V Pharmaceutical Co. Class A(a)	668	2,625
Mead Johnson Nutrition Co. Class A	1,216	81,326
Medco Health Solutions Inc.(a)	2,393	141,977
Medicis Pharmaceutical Corp. Class A	497	17,624
Merck & Co. Inc.	17,121	615,500
Novartis AG SP ADR	15,204	899,621
Novo-Nordisk A/S SP ADR	2,265	288,538
Omnicare Inc.	612	19,229
Pfizer Inc.	44,762	938,211
Sanofi-Aventis SP ADR	12,248	484,041
Valeant Pharmaceuticals International Inc.	1,387	72,998
Watson Pharmaceuticals Inc.(a)	768	47,631

		6,025,212
PIPELINES—0.66%
El Paso Corp.	4,065	78,902
Enbridge Inc.	1,933	125,316
ONEOK Inc.	587	41,055
Questar Corp.	1,217	21,383
Spectra Energy Corp.	3,566	103,556
TransCanada Corp.	3,919	168,282
Transportadora de Gas del Sur SA SP ADR(a)	1,854	9,826
Williams Companies Inc. (The)	3,234	107,272

		655,592
REAL ESTATE—0.29%
Brookfield Asset Management Inc. Class A	3,037	102,104
Brookfield Properties Corp.	1,747	34,556
CB Richard Ellis Group Inc. Class A(a)	1,751	46,769
E-House (China) Holdings Ltd. SP ADR	407	4,864
Forest City Enterprises Inc. Class A(a)	781	15,003
Forestar Group Inc.(a)(b)	387	7,612
Hilltop Holdings Inc.(a)	680	6,596
Howard Hughes Corp. (The)(a)	218	14,120
Jones Lang LaSalle Inc.	250	25,595
MI Developments Inc. Class A	417	12,781
St. Joe Co. (The)(a)(b)	537	14,026

		284,026
REAL ESTATE INVESTMENT TRUSTS—2.22%
Alexandria Real Estate Equities Inc.	312	25,631
AMB Property Corp.	977	35,563
American Campus Communities Inc.	562	19,754
Annaly Capital Management Inc.	3,908	69,719
Anworth Mortgage Asset Corp.	2,860	20,535
Apartment Investment and Management Co. Class A	769	20,732
Ashford Hospitality Trust Inc.	829	10,338
AvalonBay Communities Inc.	508	64,318
BioMed Realty Trust Inc.	887	17,598
Boston Properties Inc.	810	84,669
BRE Properties Inc. Class A(b)	437	22,165
Camden Property Trust	429	26,920
CapLease Inc.	1,937	10,847
CBL & Associates Properties Inc.	725	13,463
Chimera Investment Corp.	4,949	20,043
CommonWealth REIT	381	10,436
DCT Industrial Trust Inc.	1,536	8,924
Developers Diversified Realty Corp.	1,189	17,526
Digital Realty Trust Inc.	300	18,102

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Douglas Emmett Inc.	897	18,667
Duke Realty Corp.	1,417	21,609
EastGroup Properties Inc.	302	13,910
Entertainment Properties Trust	414	19,711
Equity Lifestyle Properties Inc.	212	12,682
Equity One Inc.	309	6,124
Equity Residential	1,688	100,807
Essex Property Trust Inc.	185	25,064
Extra Space Storage Inc.	737	15,956
Federal Realty Investment Trust	341	29,858
FelCor Lodging Trust Inc.(a)	1,012	6,436
First Industrial Realty Trust Inc.(a)	567	7,099
General Growth Properties Inc.	2,277	38,026
Getty Realty Corp.	462	11,739
Glimcher Realty Trust	1,162	11,097
HCP Inc.	1,996	79,081
Health Care REIT Inc.(b)	728	39,145
Highwoods Properties Inc.	533	19,668
Home Properties Inc.	269	17,055
Hospitality Properties Trust	780	18,837
Host Hotels & Resorts Inc.(b)	3,703	65,876
Inland Real Estate Corp.	1,196	11,685
iStar Financial Inc.(a)(b)	824	7,927
Kilroy Realty Corp.	353	14,805
Kimco Realty Corp.	2,352	45,958
LaSalle Hotel Properties(b)	537	15,111
Lexington Realty Trust(b)	1,297	12,944
Liberty Property Trust	566	19,906
Macerich Co. (The)	762	40,249
MFA Financial Inc.	1,586	12,656
MPG Office Trust Inc.(a)	2,042	6,800
National Health Investors Inc.	265	12,887
National Retail Properties Inc.(b)	593	15,620
Nationwide Health Properties Inc.	764	33,463
NorthStar Realty Finance Corp.(b)	1,664	8,403
Omega Healthcare Investors Inc.	787	18,069
Parkway Properties Inc.	638	11,439
Pennsylvania Real Estate Investment Trust	606	9,569
Post Properties Inc.	437	17,742
ProLogis	3,230	52,617
Public Storage	796	93,379
Ramco-Gershenson Properties Trust	784	10,106
Realty Income Corp.	724	25,738
Regency Centers Corp.	513	24,142
Saul Centers Inc.	273	11,955
Senior Housing Properties Trust	802	19,023
Simon Property Group Inc.	1,610	184,409
SL Green Realty Corp.	507	41,843
Sovran Self Storage Inc.	295	12,620
Strategic Hotels & Resorts Inc.(a)	2,059	14,042
Sun Communities Inc.	347	13,353
Sunstone Hotel Investors Inc.(a)(b)	1,012	10,586
Tanger Factory Outlet Centers Inc.	712	19,673
Taubman Centers Inc.	362	21,050
U-Store-It Trust	662	7,520
UDR Inc.	1,064	27,547
Universal Health Realty Income Trust(b)	413	17,804

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Ventas Inc.(b)	964	53,916
Vornado Realty Trust	1,045	101,031
Washington Real Estate Investment Trust	412	13,349
Weingarten Realty Investors	737	19,464

		2,206,130
RETAIL—3.84%
99 Cents Only Stores(a)	480	9,677
Abercrombie & Fitch Co. Class A	512	36,250
Advance Auto Parts Inc.	496	32,468
Aeropostale Inc.(a)	558	14,246
American Eagle Outfitters Inc.	1,262	19,637
ANN Inc.(a)	442	13,795
AutoNation Inc.(a)(b)	362	12,275
AutoZone Inc.(a)(b)	152	42,922
Best Buy Co. Inc.	1,887	58,912
Big Lots Inc.(a)	478	19,651
BJ’s Wholesale Club Inc.(a)	362	18,578
Brinker International Inc.	662	15,948
Brown Shoe Co. Inc.	638	8,071
Buckle Inc. (The)	214	9,735
Cabela’s Inc.(a)	357	9,118
CarMax Inc.(a)	1,317	45,700
Cash America International Inc.	256	12,147
Cato Corp. (The) Class A	322	8,214
Chico’s FAS Inc.	1,112	16,269
Chipotle Mexican Grill Inc.(a)(b)	183	48,823
Collective Brands Inc.(a)	468	9,828
CVS Caremark Corp.	7,572	274,409
Darden Restaurants Inc.	842	39,549
Delhaize Group SP ADR	562	48,253
Dick’s Sporting Goods Inc.(a)	637	26,072
Dillard’s Inc. Class A	274	13,157
DineEquity Inc.(a)	162	8,095
Family Dollar Stores Inc.	702	38,055
GameStop Corp. Class A(a)(b)	1,015	26,065
Gap Inc. (The)	1,936	44,993
Genesco Inc.(a)	276	11,145
Home Depot Inc. (The)	9,131	339,125
J.C. Penney Co. Inc.	1,163	44,717
Kohl’s Corp.	1,531	80,699
Limited Brands Inc.	1,618	66,597
Lowe’s Companies Inc.	7,751	203,464
Macy’s Inc.	2,347	56,117
McDonald’s Corp.	5,764	451,379
Men’s Wearhouse Inc. (The)	303	8,451
Movado Group Inc.	527	8,796
MSC Industrial Direct Co. Inc. Class A	355	25,414
Nordstrom Inc.	1,002	47,645
Nu Skin Enterprises Inc. Class A	469	15,050
Office Depot Inc.(a)	1,950	8,404
OfficeMax Inc.(a)(b)	712	7,092
Regis Corp.	387	6,579
Rite Aid Corp.(a)	7,037	7,811
Saks Inc.(a)	837	10,011
Signet Jewelers Ltd.(a)	350	15,312
Stage Stores Inc.	447	8,609
Target Corp.	3,577	175,631

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Tiffany & Co.	753	52,288
Tim Hortons Inc.	1,015	49,359
TJX Companies Inc. (The)	2,237	119,948
Under Armour Inc. Class A(a)	277	18,963
Wal-Mart Stores Inc.	10,953	602,196
Walgreen Co.	5,251	224,323
Wendy’s/Arby’s Group Inc. Class A	2,255	10,869
Williams-Sonoma Inc.	350	15,193
Yum! Brands Inc.	2,664	142,897

		3,814,996
SAVINGS & LOANS—0.05%
New York Community Bancorp Inc.	2,700	44,820

		44,820
SEMICONDUCTORS—0.96%
Advanced Micro Devices Inc.(a)(b)	3,337	30,367
Advanced Semiconductor Engineering Inc. SP ADR(b)	6,576	38,798
Analog Devices Inc.	1,587	63,972
Emulex Corp.(a)	705	6,831
Fairchild Semiconductor International Inc.(a)	962	20,173
International Rectifier Corp.(a)	465	16,070
LSI Corp.(a)	3,962	29,041
MEMC Electronic Materials Inc.(a)	1,407	16,645
National Semiconductor Corp.	1,348	32,514
Semiconductor Manufacturing International Corp. SP ADR(a)	2,997	13,127
STMicroelectronics NV NYS	3,670	43,600
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	25,845	348,907
Teradyne Inc.(a)	1,237	19,916
Texas Instruments Inc.	6,488	230,519
United Microelectronics Corp. SP ADR	14,888	42,282

		952,762
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	245	9,800

		9,800
SOFTWARE—0.81%
American Reprographics Co.(a)	649	5,809
Broadridge Financial Solutions Inc.	747	17,360
Dun & Bradstreet Corp. (The)	273	22,435
Fair Isaac Corp.	365	10,906
Fidelity National Information Services Inc.	1,437	47,565
Global Payments Inc.	482	25,662
Konami Corp. SP ADR	607	11,958
MSCI Inc. Class A(a)	715	25,361
Red Hat Inc.(a)	1,184	56,204
Salesforce.com Inc.(a)	706	97,852
SAP AG SP ADR	5,212	336,330
SYNNEX Corp.(a)(b)	234	7,846
Total System Services Inc.	1,231	23,204
VeriFone Systems Inc.(a)	550	30,151
VMware Inc. Class A(a)	462	44,089
Wipro Ltd. SP ADR	2,938	40,456

		803,188
TELECOMMUNICATIONS—5.46%
Alcatel-Lucent SP ADR(a)	13,016	85,125
Amdocs Ltd.(a)	1,200	36,900

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

America Movil SAB de CV Series L SP ADR	5,494	314,257
American Tower Corp. Class A(a)	2,215	115,867
Anixter International Inc.	237	17,808
AT&T Inc.	32,981	1,026,369
BCE Inc.	1,402	52,477
British Telecom PLC SP ADR	4,662	154,126
CenturyLink Inc.	3,063	124,909
China Mobile Ltd. SP ADR	5,800	267,322
China Telecom Corp. Ltd. Class H SP ADR	755	44,054
China Unicom (Hong Kong) Ltd. SP ADR	2,365	48,388
Cincinnati Bell Inc.(a)	2,335	6,982
Corning Inc.	8,762	183,476
Crown Castle International Corp.(a)(b)	1,437	61,590
France Telecom SA SP ADR	10,593	248,300
Frontier Communications Corp.	5,698	47,122
Harris Corp.	759	40,326
Juniper Networks Inc.(a)	3,050	116,906
KT Corp. SP ADR	1,568	31,830
MasTec Inc.(a)(b)	512	11,612
MetroPCS Communications Inc.(a)	1,637	27,551
Mobile TeleSystems OJSC SP ADR	2,831	59,876
Motorola Mobility Holdings Inc.(a)	1,600	41,696
Motorola Solutions Inc.(a)	1,639	75,197
NeuStar Inc. Class A(a)	479	12,880
Nippon Telegraph and Telephone Corp. SP ADR	5,009	115,958
Nokia OYJ SP ADR	20,678	190,858
NTT DoCoMo Inc. SP ADR	8,696	160,963
Philippine Long Distance Telephone Co. SP ADR	372	21,572
Plantronics Inc.	367	13,605
Portugal Telecom SGPS SA SP ADR	4,104	50,438
PT Indosat Tbk SP ADR	168	5,203
PT Telekomunikasi Indonesia SP ADR	1,554	56,162
SK Telecom Co. Ltd. SP ADR	1,828	34,695
Sprint Nextel Corp.(a)	16,246	84,154
Telecom Argentina SA SP ADR	625	14,262
Telecom Corp. of New Zealand Ltd. SP ADR	2,349	20,507
Telecom Italia SpA SP ADR	5,818	87,445
Telefonica SA SP ADR	21,932	591,287
Telefonos de Mexico SAB de CV Series L SP ADR	1,541	28,847
TELUS Corp. NVS	842	42,243
Turkcell Iletisim Hizmetleri AS SP ADR	1,710	25,308
Verizon Communications Inc.	15,702	593,222
VimpelCom Ltd. SP ADR	1,887	27,494

		5,417,169
TEXTILES—0.03%
Mohawk Industries Inc.(a)	346	20,774
UniFirst Corp.	110	5,693

		26,467
TRANSPORTATION—1.51%
Bristow Group Inc.(a)	231	10,718
Canadian National Railway Co.	2,502	193,730
Canadian Pacific Railway Ltd.	962	63,723
Con-way Inc.	412	16,035
CSX Corp.	2,044	160,842
FedEx Corp.	1,666	159,386
Frontline Ltd.(b)	430	9,507
Genesee & Wyoming Inc. Class A(a)	291	18,036

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2011

Guangshen Railway Co. Ltd. Class H SP ADR	301	5,981
Kansas City Southern Industries Inc.(a)	635	36,900
Kirby Corp.(a)	386	21,917
Knight Transportation Inc.	589	10,608
Norfolk Southern Corp.	1,955	145,999
Overseas Shipholding Group Inc.	210	5,851
Ryder System Inc.	312	16,692
Ship Finance International Ltd.(b)	549	10,975
Teekay Corp.	435	14,786
Tsakos Energy Navigation Ltd.	522	5,424
Union Pacific Corp.	2,731	282,577
United Parcel Service Inc. Class B	4,050	303,628

		1,493,315
TRUCKING & LEASING—0.01%
GATX Corp.	202	8,539

		8,539
WATER—0.15%
American States Water Co.	384	13,405
American Water Works Co. Inc.	975	28,646
Aqua America Inc.	683	15,402
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	412	24,110
Veolia Environnement SP ADR	2,100	70,413

		151,976

TOTAL COMMON STOCKS
(Cost: $105,014,534)		98,953,426

PREFERRED STOCKS—0.02%

ELECTRIC—0.02%
Companhia Paranaense de Energia Class B SP ADR	882	24,317

		24,317

TOTAL PREFERRED STOCKS
(Cost: $15,092)		24,317

SHORT-TERM INVESTMENTS—1.24%

MONEY MARKET FUNDS—1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(e)(f)	1,000,303	1,000,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(e)(f)	103,316	103,316
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(e)	123,598	123,598

		1,227,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,227,217)		1,227,217

TOTAL INVESTMENTS IN SECURITIES—100.96%
(Cost: $106,256,843)		100,204,960
Other Assets, Less Liabilities—(0.96)%		(950,707)

NET ASSETS—100.00%		$99,254,253

NVS	- Non-Voting Shares
NYS	- New York Registered Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

COMPUTERS—MEMORY DEVICES—4.03%
SanDisk Corp.(a)	197,026	$9,681,858

		9,681,858
ELECTRONIC COMPONENTS—SEMICONDUCTORS—56.56%
Advanced Micro Devices Inc.(a)(b)	832,586	7,576,533
Altera Corp.	233,457	11,369,356
Avago Technologies Ltd.	287,511	9,620,118
Broadcom Corp. Class A(a)	474,164	16,681,089
Cree Inc.(a)(b)	132,889	5,413,898
Intel Corp.	910,342	21,110,831
MEMC Electronic Materials Inc.(a)	279,633	3,308,058
Micron Technology Inc.(a)	878,031	9,912,970
National Semiconductor Corp.	292,999	7,067,136
NetLogic Microsystems Inc.(a)	82,155	3,543,345
NVIDIA Corp.(a)	431,265	8,625,300
Rubicon Technology Inc.(a)(b)	27,950	796,854
STMicroelectronics NV NYS(b)	92,167	1,094,944
Texas Instruments Inc.	548,864	19,501,138
Xilinx Inc.	293,909	10,245,668

		135,867,238
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—20.18%
Cirrus Logic Inc.(a)	82,359	1,363,865
Hittite Microwave Corp.(a)(b)	37,995	2,446,498
Linear Technology Corp.	275,645	9,592,446
Marvell Technology Group Ltd.(a)	534,599	8,248,862
NXP Semiconductors NV(a)	302,854	10,115,324
Power Integrations Inc.	34,876	1,406,898
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,132,316	15,286,266

		48,460,159
SEMICONDUCTOR EQUIPMENT—19.18%
Applied Materials Inc.	1,189,595	18,664,745
KLA-Tencor Corp.	200,174	8,787,639
Lam Research Corp.(a)(b)	150,119	7,252,249
MKS Instruments Inc.	62,773	1,781,498
Novellus Systems Inc.(a)	109,573	3,517,293
Teradyne Inc.(a)	220,407	3,548,553
Veeco Instruments Inc.(a)(b)	49,394	2,525,515

		46,077,492

TOTAL COMMON STOCKS
(Cost: $261,903,690)		240,086,747

SHORT-TERM INVESTMENTS—6.69%

MONEY MARKET FUNDS—6.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	14,458,309	14,458,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

April 30, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,493,324	1,493,324
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	120,667	120,667

		16,072,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,072,300)		16,072,300

TOTAL INVESTMENTS IN SECURITIES—106.64%
(Cost: $277,975,990)		256,159,047
Other Assets, Less Liabilities—(6.64)%		(15,960,632)

NET ASSETS—100.00%		$240,198,415

NYS	- New York Registered Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.96%

BUILDING MATERIALS—0.30%
Eagle Materials Inc.	50,659	$1,473,671
Martin Marietta Materials Inc.(a)	51,895	4,732,305
Texas Industries Inc.	31,895	1,345,012

		7,550,988
COAL—2.71%
Alpha Natural Resources Inc.(a)(b)	137,701	8,010,067
Arch Coal Inc.	185,580	6,365,394
CONSOL Energy Inc.	258,761	13,996,383
Massey Energy Co.	118,230	8,068,015
Patriot Coal Corp.(b)	92,071	2,318,348
Peabody Energy Corp.	309,360	20,671,435
Walter Energy Inc.	60,817	8,406,126

		67,835,768
ENGINEERING & CONSTRUCTION—0.25%
McDermott International Inc.(b)	266,675	6,157,526

		6,157,526
FOREST PRODUCTS & PAPER—1.30%
Domtar Corp.	46,878	4,360,592
International Paper Co.	502,925	15,530,324
MeadWestvaco Corp.	192,228	6,476,161
Rock-Tenn Co. Class A(a)	45,144	3,118,096
Temple-Inland Inc.	123,970	2,917,014

		32,402,187
GAS—0.17%
Southern Union Co.	142,129	4,249,657

		4,249,657
MANUFACTURING—0.16%
AptarGroup Inc.	76,780	4,027,111

		4,027,111
MINING—16.35%
Agnico-Eagle Mines Ltd.	193,136	13,438,403
Alcoa Inc.	1,214,894	20,653,198
Allied Nevada Gold Corp.(a)(b)	88,725	3,820,498
Barrick Gold Corp.	1,141,332	58,219,345
Cameco Corp.	450,510	13,281,035
Coeur d’Alene Mines Corp.(b)	102,332	3,244,948
Compass Minerals International Inc.	37,625	3,672,576
Eldorado Gold Corp.	626,839	11,646,669
Freeport-McMoRan Copper & Gold Inc.	1,081,837	59,533,490
Gammon Gold Inc.(b)	195,257	2,130,254
Goldcorp Inc.	912,517	50,945,824
Hecla Mining Co.(b)	319,836	3,009,657
IAMGOLD Corp.	428,260	8,886,395
Ivanhoe Mines Ltd.(a)(b)	343,675	9,031,779

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2011

Kinross Gold Corp.	1,296,276	20,533,012
Molycorp Inc.(a)(b)	33,014	2,419,926
New Gold Inc.(b)	455,448	5,101,018
Newmont Mining Corp.	563,644	33,035,175
NovaGold Resources Inc.(a)(b)	203,171	2,610,747
Pan American Silver Corp.	122,955	4,436,216
Royal Gold Inc.	61,654	3,759,661
Silver Standard Resources Inc.(a)(b)	91,521	3,179,439
Silver Wheaton Corp.	403,182	16,377,253
Silvercorp Metals Inc.	200,154	2,720,093
Stillwater Mining Co.(b)	65,560	1,495,424
Teck Resources Ltd. Class B	553,409	30,022,438
Thompson Creek Metals Co. Inc.(a)(b)	189,773	2,339,901
Titanium Metals Corp.(b)	103,271	2,068,518
Vulcan Materials Co.(a)	147,408	6,662,842
Yamana Gold Inc.	847,816	10,775,741

		409,051,475
OIL & GAS—60.19%
Anadarko Petroleum Corp.	567,187	44,773,742
Apache Corp.	437,482	58,346,974
Atlas Energy Inc. Escrow(c)	84	8
Atwood Oceanics Inc.(a)(b)	64,454	2,895,918
Berry Petroleum Co. Class A	53,406	2,837,461
Bill Barrett Corp.(a)(b)	53,715	2,241,527
Brigham Exploration Co.(a)(b)	133,360	4,471,561
Cabot Oil & Gas Corp.	119,078	6,701,710
Canadian Natural Resources Ltd.	1,250,103	58,704,837
Cenovus Energy Inc.	860,107	33,028,109
Chesapeake Energy Corp.	751,942	25,317,887
Chevron Corp.	1,831,941	200,487,623
Cimarex Energy Co.	97,780	10,813,490
Cobalt International Energy Inc.(b)	114,160	1,598,240
Comstock Resources Inc.(b)	54,658	1,752,335
Concho Resources Inc.(b)	117,791	12,585,968
ConocoPhillips	1,634,068	128,976,987
Continental Resources Inc.(b)	55,431	3,807,001
Denbury Resources Inc.(a)(b)	458,516	10,348,706
Devon Energy Corp.	488,022	44,410,002
Diamond Offshore Drilling Inc.	79,394	6,023,623
EnCana Corp.	841,323	28,201,147
EOG Resources Inc.	306,123	34,564,348
EQT Corp.	170,504	8,970,215
EXCO Resources Inc.	189,922	3,978,866
Exxon Mobil Corp.	2,173,058	191,229,104
Forest Oil Corp.(b)	129,618	4,654,582
Frontier Oil Corp.	121,173	3,385,574
Helmerich & Payne Inc.	121,523	8,061,836
Hess Corp.	343,411	29,519,609
Holly Corp.	50,660	2,933,214
Marathon Oil Corp.	811,784	43,868,807
Murphy Oil Corp.	220,358	17,073,338
Nabors Industries Ltd.(b)	327,134	10,023,386
Newfield Exploration Co.(b)	153,598	10,874,738
Nexen Inc.(a)	601,060	15,886,016
Noble Corp.(a)	288,513	12,408,944
Noble Energy Inc.	200,899	19,340,547
Oasis Petroleum Inc.(b)	48,645	1,494,861
Occidental Petroleum Corp.	929,077	106,184,210
Patterson-UTI Energy Inc.	175,959	5,474,084
Petrohawk Energy Corp.(b)	345,679	9,336,790

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2011

Pioneer Natural Resources Co.	133,176	13,614,582
Plains Exploration & Production Co.(b)	159,971	6,085,297
Precision Drilling Corp.(b)	314,419	4,760,304
Pride International Inc.(b)	202,380	8,886,506
QEP Resources Inc.	201,516	8,610,779
Quicksilver Resources Inc.(b)	138,775	2,060,809
Range Resources Corp.	183,498	10,358,462
Rosetta Resources Inc.(a)(b)	60,591	2,782,945
Rowan Companies Inc.(b)	144,271	6,016,101
SandRidge Energy Inc.(b)	412,616	5,099,934
SM Energy Co.	72,403	5,492,492
Southwestern Energy Co.(b)	397,387	17,429,394
Suncor Energy Inc.	1,794,538	82,620,529
Sunoco Inc.	137,758	5,876,756
Talisman Energy Inc.	1,165,276	28,083,152
Tesoro Corp.(b)	163,301	4,428,723
Transocean Ltd.(b)	364,593	26,524,141
Ultra Petroleum Corp.(b)	174,402	8,857,878
Unit Corp.(a)(b)	45,630	2,875,603
Valero Energy Corp.	650,324	18,404,169
Whiting Petroleum Corp.(a)(b)	135,043	9,385,488

		1,505,841,969
OIL & GAS SERVICES—14.31%
Baker Hughes Inc.	496,276	38,416,725
Cameron International Corp.(a)(b)	279,697	14,745,626
CARBO Ceramics Inc.	21,756	3,501,411
Complete Production Services Inc.(a)(b)	80,142	2,720,019
Core Laboratories NV	51,437	4,936,923
Dresser-Rand Group Inc.(a)(b)	91,819	4,824,170
Dril-Quip Inc.(a)(b)	39,463	3,021,287
Exterran Holdings Inc.(b)	72,370	1,571,153
FMC Technologies Inc.(a)(b)	274,730	12,769,450
Halliburton Co.	1,043,951	52,698,647
National Oilwell Varco Inc.	481,207	36,903,765
Oceaneering International Inc.(b)	61,767	5,399,671
Oil States International Inc.(a)(b)	58,015	4,815,825
RPC Inc.	47,475	1,284,199
Schlumberger Ltd.	1,555,598	139,614,921
SEACOR Holdings Inc.	24,549	2,426,178
Superior Energy Services Inc.(b)	90,396	3,473,014
Tidewater Inc.	58,947	3,507,936
Weatherford International Ltd.(b)	847,357	18,285,964
World Fuel Services Corp.	79,747	3,156,386

		358,073,270
PACKAGING & CONTAINERS—1.76%
Ball Corp.	193,296	7,211,874
Bemis Co. Inc.	122,036	3,824,608
Crown Holdings Inc.(a)(b)	177,369	6,633,601
Greif Inc. Class A	35,719	2,218,150
Owens-Illinois Inc.(b)	186,922	5,545,976
Packaging Corp. of America	117,274	3,345,827
Sealed Air Corp.	181,770	4,684,213
Silgan Holdings Inc.(a)	56,047	2,570,315

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2011

Smurfit-Stone Container Corp.(b)	106,698	4,105,739
Sonoco Products Co.	114,351	3,951,970

		44,092,273
PIPELINES—2.43%
El Paso Corp.	874,967	16,983,109
Spectra Energy Corp.	741,487	21,532,783
Williams Companies Inc. (The)	670,204	22,230,667

		60,746,559
TRANSPORTATION—0.03%
Overseas Shipholding Group Inc.	30,730	856,138

		856,138

TOTAL COMMON STOCKS
(Cost: $1,942,444,853)		2,500,884,921

SHORT-TERM INVESTMENTS—2.46%

MONEY MARKET FUNDS—2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%(d)(e)(f)	54,486,329	54,486,329
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%(d)(e)(f)	5,627,611	5,627,611
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(d)(e)	1,450,045	1,450,045

		61,563,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,563,985)		61,563,985

TOTAL INVESTMENTS IN SECURITIES—102.42%
(Cost: $2,004,008,838)		2,562,448,906
Other Assets, Less Liabilities—(2.42)%		(60,601,111)

NET ASSETS—100.00%		$2,501,847,795

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

COMMERCIAL SERVICES—3.96%
Alliance Data Systems Corp.(a)	8,760	$832,200
Convergys Corp.(a)(b)	20,976	304,152
CoreLogic Inc.(a)	17,896	329,465
Euronet Worldwide Inc.(a)(b)	8,674	162,638
Gartner Inc.(a)	12,499	536,332
Genpact Ltd.(a)	12,125	195,091
Lender Processing Services Inc.	15,222	447,983
MasterCard Inc. Class A	16,563	4,569,566
MAXIMUS Inc.	2,938	235,011
Monster Worldwide Inc.(a)	22,356	366,862
SAIC Inc.(a)	50,320	875,568
SuccessFactors Inc.(a)	13,011	451,091
TeleTech Holdings Inc.(a)	4,779	94,959
Visa Inc. Class A	83,054	6,488,179
Western Union Co.	110,803	2,354,564
Wright Express Corp.(a)(b)	6,586	370,989

		18,614,650
COMPUTERS—29.84%
Accenture PLC Class A	109,790	6,272,303
Apple Inc.(a)	117,289	40,843,548
Brocade Communications Systems Inc.(a)	80,755	504,719
CACI International Inc. Class A(a)	5,218	318,872
Cadence Design Systems Inc.(a)	45,996	477,438
Cognizant Technology Solutions Corp. Class A(a)	52,140	4,322,406
Computer Sciences Corp.	26,570	1,354,539
Dell Inc.(a)	287,819	4,464,073
Diebold Inc.	11,279	381,230
DST Systems Inc.	6,120	301,777
Electronics For Imaging Inc.(a)(b)	7,860	141,166
EMC Corp.(a)	354,492	10,046,303
FactSet Research Systems Inc.	7,940	868,715
Fortinet Inc.(a)	7,605	370,364
Hewlett-Packard Co.	372,637	15,043,356
iGATE Corp.	5,065	85,902
International Business Machines Corp.	208,977	35,647,297
Jack Henry & Associates Inc.	14,759	501,363
Lexmark International Inc. Class A(a)	13,475	434,569
Mentor Graphics Corp.(a)	18,714	276,032
MICROS Systems Inc.(a)	13,848	720,373
NCR Corp.(a)	27,428	543,349
NetApp Inc.(a)	63,022	3,275,884
RealD Inc.(a)	2,898	84,274
Research in Motion Ltd.(a)(b)	79,842	3,884,313
Riverbed Technology Inc.(a)(b)	25,853	908,474
SanDisk Corp.(a)	40,550	1,992,627
Seagate Technology PLC	77,599	1,367,294
Spansion Inc. Class A(a)	9,297	183,151
SRA International Inc. Class A(a)	7,389	228,985
STEC Inc.(a)(b)	8,788	183,845
Synaptics Inc.(a)(b)	5,822	165,461
Synopsys Inc.(a)	25,859	708,278
Syntel Inc.	2,197	120,132
Teradata Corp.(a)	28,815	1,611,335
Unisys Corp.(a)	6,263	185,886

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Western Digital Corp.(a)	39,688	1,579,582

		140,399,215

DISTRIBUTION & WHOLESALE—0.20%
Ingram Micro Inc. Class A(a)	27,300	511,329
Tech Data Corp.(a)	8,010	425,571

		936,900

ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
Littelfuse Inc.	3,863	240,317
Molex Inc.(b)	23,665	638,955
Power-One Inc.(a)(b)	18,288	151,059
SunPower Corp. Class A(a)(b)	16,770	365,083

		1,395,414

ELECTRONICS—2.78%
Amphenol Corp. Class A	30,141	1,685,183
Arrow Electronics Inc.(a)	19,668	896,664
Avnet Inc.(a)	26,157	950,022
AVX Corp.	8,084	131,850
Benchmark Electronics Inc.(a)	10,540	178,126
Celestica Inc.(a)	33,574	371,328
Coherent Inc.(a)	4,260	266,293
Cymer Inc.(a)(b)	5,165	248,488
Dolby Laboratories Inc. Class A(a)	9,022	451,641
FEI Co.(a)(b)	6,605	214,398
FLIR Systems Inc.	27,328	962,492
Itron Inc.(a)	6,943	377,908
Jabil Circuit Inc.	33,590	666,426
L-1 Identity Solutions Inc.(a)	15,924	186,789
National Instruments Corp.	15,259	462,958
Plexus Corp.(a)(b)	6,905	251,963
Rofin-Sinar Technologies Inc.(a)(b)	4,916	212,912
Sanmina-SCI Corp.(a)	13,766	161,338
TE Connectivity Ltd.	76,319	2,736,036
Trimble Navigation Ltd.(a)(b)	20,931	980,408
TTM Technologies Inc.(a)	7,481	143,037
Vishay Intertechnology Inc.(a)(b)	28,314	540,231

		13,076,491

ENERGY - ALTERNATE SOURCES—0.30%
First Solar Inc.(a)(b)	9,271	1,293,953
GT Solar International Inc.(a)	10,034	112,080

		1,406,033

HOME FURNISHINGS—0.04%
TiVo Inc.(a)	19,938	190,807

		190,807

INTERNET—14.13%
Akamai Technologies Inc.(a)(b)	32,062	1,104,215
Amazon.com Inc.(a)	61,057	11,997,701
Ancestry.com Inc.(a)	2,898	132,439
AOL Inc.(a)	18,346	373,891
Ariba Inc.(a)	13,915	483,825
Blue Coat Systems Inc.(a)	7,459	214,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Blue Nile Inc.(a)	2,505	142,785
DealerTrack Holdings Inc.(a)	7,049	158,321
Digital River Inc.(a)(b)	6,685	217,530
EarthLink Inc.	18,483	151,930
eBay Inc.(a)	195,809	6,735,830
Equinix Inc.(a)	7,881	793,301
Expedia Inc.	34,273	857,853
F5 Networks Inc.(a)	13,834	1,402,214
Google Inc. Class A(a)	42,975	23,382,698
GSI Commerce Inc.(a)	12,404	363,065
IAC/InterActiveCorp(a)	15,155	547,247
j2 Global Communications Inc.(a)(b)	7,874	231,968
Netflix Inc.(a)	7,521	1,749,911
NutriSystem Inc.	4,548	68,402
OpenTable Inc.(a)	2,643	294,139
Priceline.com Inc.(a)	8,424	4,608,012
Rackspace Hosting Inc.(a)	16,862	778,856
Sapient Corp.(a)	20,575	259,759
Symantec Corp.(a)	130,756	2,569,355
TIBCO Software Inc.(a)(b)	28,350	850,217
ValueClick Inc.(a)	13,954	233,730
VeriSign Inc.	29,715	1,098,266
WebMD Health Corp.(a)	8,621	498,897
Websense Inc.(a)(b)	6,957	179,421
Yahoo! Inc.(a)	224,326	3,981,787

		66,462,384

MACHINERY—0.15%
Cognex Corp.	7,060	220,837
Intermec Inc.(a)	8,252	94,733
Zebra Technologies Corp. Class A(a)	9,551	375,259

		690,829

MEDIA—0.03%
DG FastChannel Inc.(a)	4,114	150,531

		150,531

OFFICE & BUSINESS EQUIPMENT—0.51%
Xerox Corp.	239,750	2,419,078

		2,419,078

SEMICONDUCTORS—14.91%
Advanced Micro Devices Inc.(a)	98,620	897,442
Altera Corp.	54,815	2,669,491
Amkor Technology Inc.(a)(b)	23,308	156,164
Analog Devices Inc.	51,328	2,069,032
Applied Materials Inc.	226,035	3,546,489
Atmel Corp.(a)(b)	78,207	1,196,567
Broadcom Corp. Class A(a)	81,473	2,866,220
Cavium Networks Inc.(a)	7,727	364,869
Cirrus Logic Inc.(a)	11,583	191,815
Cree Inc.(a)(b)	18,737	763,345
Cypress Semiconductor Corp.(a)	29,749	647,338
Diodes Inc.(a)	6,216	212,712
Emulex Corp.(a)	15,072	146,048
Fairchild Semiconductor International Inc.(a)	21,644	453,875
Hittite Microwave Corp.(a)(b)	4,283	275,782
Integrated Device Technology Inc.(a)(b)	25,845	210,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Intel Corp.	940,425	21,808,456
International Rectifier Corp.(a)	11,964	413,476
Intersil Corp. Class A	21,434	316,580
IPG Photonics Corp.(a)	4,485	311,528
KLA-Tencor Corp.	28,647	1,257,603
Lam Research Corp.(a)	21,166	1,022,529
Linear Technology Corp.	38,865	1,352,502
LSI Corp.(a)	105,637	774,319
Marvell Technology Group Ltd.(a)	96,928	1,495,599
Maxim Integrated Products Inc.	50,792	1,388,653
MEMC Electronic Materials Inc.(a)	39,456	466,765
Micrel Inc.	8,652	110,832
Microchip Technology Inc.	32,279	1,324,730
Micron Technology Inc.(a)	146,867	1,658,128
Microsemi Corp.(a)(b)	14,691	346,708
MKS Instruments Inc.	8,863	251,532
National Semiconductor Corp.	41,311	996,421
NetLogic Microsystems Inc.(a)(b)	9,158	394,985
Novellus Systems Inc.(a)	15,462	496,330
NVIDIA Corp.(a)	99,544	1,990,880
OmniVision Technologies Inc.(a)	7,299	245,246
ON Semiconductor Corp.(a)	63,592	668,352
PMC-Sierra Inc.(a)	39,953	320,423
Power Integrations Inc.	4,923	198,594
QLogic Corp.(a)(b)	18,032	324,215
Rambus Inc.(a)	16,387	326,101
Rovi Corp.(a)	19,349	939,587
Semtech Corp.(a)	10,854	304,672
Silicon Laboratories Inc.(a)	7,545	328,811
Skyworks Solutions Inc.(a)	31,769	999,453
Teradyne Inc.(a)	31,753	511,223
Tessera Technologies Inc.(a)(b)	8,759	173,078
Texas Instruments Inc.	200,860	7,136,556
TriQuint Semiconductor Inc.(a)(b)	27,873	383,811
Varian Semiconductor Equipment Associates Inc.(a)	12,867	539,513
Veeco Instruments Inc.(a)(b)	6,958	355,763
Xilinx Inc.	44,725	1,559,114

		70,160,506

SOFTWARE—20.93%
Activision Blizzard Inc.	87,088	991,932
Acxiom Corp.(a)	13,689	199,312
Adobe Systems Inc.(a)	86,705	2,908,953
Advent Software Inc.(a)	5,560	151,399
ANSYS Inc.(a)	15,724	869,380
Aspen Technology Inc.(a)	10,743	161,038
Autodesk Inc.(a)	39,216	1,763,936
Automatic Data Processing Inc.	85,080	4,624,098
Avid Technology Inc.(a)	4,939	91,767
Blackbaud Inc.	7,623	210,852
Blackboard Inc.(a)(b)	5,940	285,773
BMC Software Inc.(a)	30,601	1,537,088
Broadridge Financial Solutions Inc.	21,467	498,893
CA Inc.	65,534	1,611,481
Citrix Systems Inc.(a)	32,140	2,710,688
CommVault Systems Inc.(a)	7,466	294,086
Compuware Corp.(a)	37,379	423,504
Concur Technologies Inc.(a)	7,998	462,844
Electronic Arts Inc.(a)	57,274	1,155,789
Fair Isaac Corp.	6,897	206,082
Fidelity National Information Services Inc.	45,611	1,509,724

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Fiserv Inc.(a)	25,025	1,534,283
Global Payments Inc.	13,667	727,631
Informatica Corp.(a)	18,087	1,013,053
Intuit Inc.(a)	46,653	2,592,041
JDA Software Group Inc.(a)(b)	7,231	236,960
Lawson Software Inc.(a)	22,984	254,433
ManTech International Corp. Class A(a)(b)	3,898	171,083
Microsoft Corp.	1,267,034	32,968,225
MicroStrategy Inc. Class A(a)(b)	1,406	198,668
NetSuite Inc.(a)(b)	2,902	100,438
Nuance Communications Inc.(a)	40,679	842,055
Open Text Corp.(a)	9,773	598,108
Oracle Corp.	666,651	24,032,768
Parametric Technology Corp.(a)	20,235	491,103
Paychex Inc.	55,259	1,807,522
Pegasystems Inc.	2,769	102,813
Progress Software Corp.(a)(b)	11,495	340,827
Quest Software Inc.(a)	10,828	278,929
Red Hat Inc.(a)	33,058	1,569,263
Salesforce.com Inc.(a)	20,260	2,808,036
SolarWinds Inc.(a)	5,833	141,334
Solera Holdings Inc.	12,070	663,850
SYNNEX Corp.(a)(b)	4,106	137,674
Take-Two Interactive Software Inc.(a)	14,664	237,263
Taleo Corp. Class A(a)	6,992	253,600
Total System Services Inc.	27,886	525,651
Ultimate Software Group Inc. (The)(a)	4,333	242,648
VeriFone Systems Inc.(a)	15,000	822,300
Verint Systems Inc.(a)	2,709	92,729

		98,453,907

TELECOMMUNICATIONS—11.87%
Acme Packet Inc.(a)	8,480	700,533
ADTRAN Inc.	11,057	456,322
Anixter International Inc.	4,858	365,030
ARRIS Group Inc.(a)(b)	20,799	249,588
Aruba Networks Inc.(a)	12,673	455,341
Atheros Communications Inc.(a)	12,241	549,131
Ciena Corp.(a)(b)	16,263	459,267
Cisco Systems Inc.	947,289	16,634,395
Comtech Telecommunications Corp.	4,718	133,519
Corning Inc.	268,332	5,618,872
EchoStar Corp. Class A(a)	6,444	238,943
Finisar Corp.(a)	15,349	431,153
Harris Corp.	21,985	1,168,063
Infinera Corp.(a)	5,401	42,236
InterDigital Inc.(b)	7,593	351,480
Ixia(a)(b)	8,108	132,485
JDS Uniphase Corp.(a)	38,414	800,548
Juniper Networks Inc.(a)(b)	91,642	3,512,638
LogMeIn Inc.(a)	2,835	122,103
Loral Space & Communications Inc.(a)(b)	1,776	124,142
Motorola Mobility Holdings Inc.(a)	50,410	1,313,685
Motorola Solutions Inc.(a)	57,684	2,646,542
NETGEAR Inc.(a)(b)	6,231	260,144
NeuStar Inc. Class A(a)	12,467	335,238
Plantronics Inc.	8,372	310,350
Polycom Inc.(a)	15,021	898,706
QUALCOMM Inc.	281,677	16,010,521
RF Micro Devices Inc.(a)	47,304	315,045
SAVVIS Inc.(a)	6,921	272,411

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2011

Sonus Networks Inc.(a)	47,175	185,869
Sycamore Networks Inc.	3,448	84,476
Tekelec(a)	11,702	97,712
Tellabs Inc.	62,117	305,616
ViaSat Inc.(a)	7,127	284,510

		55,866,614

TOTAL COMMON STOCKS
(Cost: $425,584,890)		470,223,359

SHORT-TERM INVESTMENTS—2.98%

MONEY MARKET FUNDS—2.98%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%(c)(d)(e)	12,129,346	12,129,346
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%(c)(d)(e)	1,252,777	1,252,777
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(c)(d)	618,979	618,979

		14,001,102

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,001,102)		14,001,102

TOTAL INVESTMENTS IN SECURITIES—102.93%
(Cost: $439,585,992)		484,224,461
Other Assets, Less Liabilities—(2.93)%		(13,773,561)

NET ASSETS—100.00%		$470,450,900

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.97%

BROADCAST SERVICES/PROGRAM—0.89%
DG FastChannel Inc.(a)	69,953	$2,559,581

		2,559,581
COMPUTER - INTEGRATED SYSTEMS—7.15%
Brocade Communications Systems Inc.(a)	1,374,898	8,593,113
Riverbed Technology Inc.(a)(b)	341,243	11,991,279

		20,584,392
COMPUTERS—6.29%
Research in Motion Ltd.(a)(b)	372,228	18,108,892

		18,108,892
INTERNET INFRASTRUCTURE SOFTWARE—3.04%
F5 Networks Inc.(a)	86,532	8,770,884

		8,770,884
INTERNET SECURITY—1.27%
Blue Coat Systems Inc.(a)	126,890	3,654,432

		3,654,432
NETWORKING PRODUCTS—27.69%
Acme Packet Inc.(a)	144,310	11,921,449
Cisco Systems Inc.	1,151,120	20,213,667
Infinera Corp.(a)	92,733	725,172
Ixia(a)(b)	138,250	2,259,005
Juniper Networks Inc.(a)	650,280	24,925,232
NETGEAR Inc.(a)(b)	106,173	4,432,723
Polycom Inc.(a)	255,679	15,297,275

		79,774,523
SATELLITE TELECOMMUNICATIONS—2.13%
EchoStar Corp. Class A(a)	109,383	4,055,921
Loral Space & Communications Inc.(a)	29,973	2,095,113

		6,151,034
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS—0.86%
Emulex Corp.(a)	255,372	2,474,555

		2,474,555
TELECOMMUNICATION EQUIPMENT—15.09%
ADTRAN Inc.	188,295	7,770,935
ARRIS Group Inc.(a)	353,374	4,240,488
Comtech Telecommunications Corp.	80,062	2,265,755
Harris Corp.	260,800	13,856,304
Plantronics Inc.	142,303	5,275,172
Sonus Networks Inc.(a)	806,013	3,175,691
Tekelec(a)	200,281	1,672,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2011

Tellabs Inc.	1,058,133	5,206,014

		43,462,705
TELECOMMUNICATION EQUIPMENT FIBER OPTICS—10.50%
Ciena Corp.(a)(b)	276,939	7,820,757
Finisar Corp.(a)	261,536	7,346,546
JDS Uniphase Corp.(a)	653,836	13,625,942
Sycamore Networks Inc.	59,093	1,447,779

		30,241,024
WIRELESS EQUIPMENT—25.06%
Aruba Networks Inc.(a)(b)	215,798	7,753,622
InterDigital Inc.(b)	129,295	5,985,066
Motorola Mobility Holdings Inc.(a)	341,857	8,908,793
Motorola Solutions Inc.(a)	391,199	17,948,210
QUALCOMM Inc.	470,746	26,757,203
ViaSat Inc.(a)(b)	121,433	4,847,605

		72,200,499

TOTAL COMMON STOCKS
(Cost: $300,258,251)		287,982,521

SHORT-TERM INVESTMENTS—12.84%

MONEY MARKET FUNDS—12.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	33,386,059	33,386,059
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	3,448,274	3,448,274
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	151,793	151,793

		36,986,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,986,126)		36,986,126

TOTAL INVESTMENTS IN SECURITIES—112.81%
(Cost: $337,244,377)		324,968,647
Other Assets, Less Liabilities—(12.81)%		(36,909,673)

NET ASSETS—100.00%		$288,058,974

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2011

Security	Shares	Value

COMMON STOCKS—99.94%

APPLICATIONS SOFTWARE—32.68%
Citrix Systems Inc.(a)	361,737	$30,508,899
Compuware Corp.(a)(b)	510,482	5,783,761
Intuit Inc.(a)	625,480	34,751,669
Microsoft Corp.	1,739,731	45,267,801
NetSuite Inc.(a)(b)	38,778	1,342,107
Nuance Communications Inc.(a)	554,112	11,470,118
Progress Software Corp.(a)(b)	156,574	4,642,419
Quest Software Inc.(a)	147,811	3,807,611
Red Hat Inc.(a)	450,289	21,375,219
Salesforce.com Inc.(a)	271,624	37,647,086
Verint Systems Inc.(a)	36,978	1,265,757

		197,862,447
AUDIO/VIDEO PRODUCTS—0.43%
TiVo Inc.(a)	273,156	2,614,103

		2,614,103
COMMUNICATIONS SOFTWARE—0.32%
SolarWinds Inc.(a)	79,449	1,925,049

		1,925,049
COMPUTER - INTEGRATED SYSTEMS—1.62%
MICROS Systems Inc.(a)	188,640	9,813,053

		9,813,053
COMPUTER DATA SECURITY—0.83%
Fortinet Inc.(a)	103,576	5,044,151

		5,044,151
COMPUTER SOFTWARE—0.47%
Blackbaud Inc.	103,839	2,872,187

		2,872,187
COMPUTER-AIDED DESIGN—7.39%
ANSYS Inc.(a)	214,170	11,841,459
Aspen Technology Inc.(a)	146,322	2,193,367
Autodesk Inc.(a)	534,156	24,026,337
Parametric Technology Corp.(a)	275,635	6,689,661

		44,750,824
DATA PROCESSING/MANAGEMENT—1.36%
CommVault Systems Inc.(a)(b)	101,727	4,007,026
Fair Isaac Corp.	93,476	2,793,063
Pegasystems Inc.	38,060	1,413,168

		8,213,257

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2011

E-SERVICES/CONSULTING—1.96%
FactSet Research Systems Inc.	108,154	11,833,129

		11,833,129
EDUCATIONAL SOFTWARE—0.64%
Blackboard Inc.(a)(b)	80,914	3,892,773

		3,892,773
ELECTRONIC COMPONENTS - SEMICONDUCTORS—2.11%
Rovi Corp.(a)(b)	263,544	12,797,697

		12,797,697
ELECTRONIC DESIGN AUTOMATION—3.29%
Cadence Design Systems Inc.(a)	626,520	6,503,278
Mentor Graphics Corp.(a)(b)	255,919	3,774,805
Synopsys Inc.(a)	352,220	9,647,306

		19,925,389
ELECTRONIC FORMS—6.44%
Adobe Systems Inc.(a)	1,162,456	39,000,399

		39,000,399
ENTERPRISE SOFTWARE/SERVICES—24.32%
Advent Software Inc.(a)	75,721	2,061,883
Ariba Inc.(a)	189,539	6,590,271
BMC Software Inc.(a)	416,826	20,937,170
CA Inc.	892,686	21,951,149
Concur Technologies Inc.(a)(b)	108,933	6,303,953
Informatica Corp.(a)	246,322	13,796,495
JDA Software Group Inc.(a)(b)	98,517	3,228,402
Lawson Software Inc.(a)	313,081	3,465,807
MicroStrategy Inc. Class A(a)(b)	19,159	2,707,167
Oracle Corp.	1,648,367	59,423,630
Taleo Corp. Class A(a)	95,227	3,453,883
Ultimate Software Group Inc. (The)(a)	59,028	3,305,568

		147,225,378
ENTERTAINMENT SOFTWARE—5.37%
Activision Blizzard Inc.	1,186,309	13,512,059
Electronic Arts Inc.(a)	780,150	15,743,427
Take-Two Interactive Software Inc.(a)(b)	199,582	3,229,237

		32,484,723
HUMAN RESOURCES—1.02%
SuccessFactors Inc.(a)	177,242	6,144,980

		6,144,980
INTERNET INFRASTRUCTURE SOFTWARE—2.32%
TIBCO Software Inc.(a)(b)	386,197	11,582,048
Websense Inc.(a)(b)	94,779	2,444,350

		14,026,398

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2011

INTERNET SECURITY—5.69%
Symantec Corp.(a)	1,753,053	34,447,491

		34,447,491
TRANSACTIONAL SOFTWARE—1.49%
Solera Holdings Inc.	164,401	9,042,055

		9,042,055
VIRTUAL REALITY PRODUCTS—0.19%
RealD Inc.(a)	39,588	1,151,219

		1,151,219

TOTAL COMMON STOCKS
(Cost: $537,799,566)		605,066,702

SHORT-TERM INVESTMENTS—5.55%

MONEY MARKET FUNDS—5.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(c)(d)(e)	25,660,097	25,660,097
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	2,650,299	2,650,299
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	5,299,396	5,299,396

		33,609,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,609,792)		33,609,792

TOTAL INVESTMENTS IN SECURITIES—105.49%
(Cost: $571,409,358)		638,676,494
Other Assets, Less Liabilities—(5.49)%		(33,222,525)

NET ASSETS—100.00%		$605,453,969

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.92%

DOMESTIC EQUITY—69.94%
iShares S&P 500 Index Fund(a)	221,500	$30,323,350
iShares S&P MidCap 400 Index Fund(a)	184,034	18,659,207
iShares S&P SmallCap 600 Index Fund(a)(b)	90,338	6,816,002

		55,798,559
INTERNATIONAL EQUITY—19.14%
iShares MSCI EAFE Index Fund(a)	201,842	12,808,893
iShares MSCI Emerging Markets Index Fund(a)	49,295	2,464,750

		15,273,643

DOMESTIC FIXED INCOME—10.84%
iShares Barclays Aggregate Bond Fund(a)	36,461	3,882,732
iShares Barclays TIPS Bond Fund(a)	28,793	3,200,630
iShares iBoxx $ High Yield Corporate Bond Fund(a)	16,845	1,564,058

		8,647,420

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $66,861,796)		79,719,622

SHORT-TERM INVESTMENTS—3.04%

MONEY MARKET FUNDS—3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	2,138,428	2,138,428
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(a)(c)(d)	220,867	220,867
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(c)	66,989	66,989

		2,426,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,426,284)		2,426,284

TOTAL INVESTMENTS IN SECURITIES—102.96%
(Cost: $69,288,080)		82,145,906
Other Assets, Less Liabilities—(2.96)%		(2,365,098)

NET ASSETS—100.00%		$79,780,808

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.90%

DOMESTIC FIXED INCOME—77.84%
iShares Barclays Aggregate Bond Fund(a)	124,344	$13,241,393
iShares Barclays Short Treasury Bond Fund(a)(b)	147,656	16,283,504
iShares Barclays TIPS Bond Fund(a)	83,461	9,277,525
iShares iBoxx $ High Yield Corporate Bond Fund(a)	28,723	2,666,930

		41,469,352
DOMESTIC EQUITY—18.30%
iShares S&P 500 Index Fund(a)	54,318	7,436,134
iShares S&P MidCap 400 Index Fund(a)	17,115	1,735,290
iShares S&P SmallCap 600 Index Fund(a)	7,703	581,191

		9,752,615
INTERNATIONAL EQUITY—3.76%
iShares MSCI EAFE Index Fund(a)	22,711	1,441,240
iShares MSCI Emerging Markets Index Fund(a)	11,207	560,350

		2,001,590

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $50,405,189)		53,223,557

SHORT-TERM INVESTMENTS—3.12%

MONEY MARKET FUNDS—3.12%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%(a)(c)(d)	1,458,146	1,458,146
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%(a)(c)(d)	150,604	150,604
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(a)(c)	55,735	55,735

		1,664,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,664,485)		1,664,485

TOTAL INVESTMENTS IN SECURITIES—103.02%
(Cost: $52,069,674)		54,888,042
Other Assets, Less Liabilities—(3.02)%		(1,611,111)

NET ASSETS—100.00%		$53,276,931

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.86%

DOMESTIC EQUITY—46.14%
iShares S&P 500 Index Fund(a)	232,372	$31,811,727
iShares S&P MidCap 400 Index Fund(a)	122,371	12,407,196
iShares S&P SmallCap 600 Index Fund(a)(b)	77,413	5,840,811

		50,059,734
DOMESTIC FIXED INCOME—39.13%
iShares Barclays Aggregate Bond Fund(a)	176,565	18,802,407
iShares Barclays Short Treasury Bond Fund(a)(b)	95,744	10,558,648
iShares Barclays TIPS Bond Fund(a)	88,820	9,873,231
iShares iBoxx $ High Yield Corporate Bond Fund(a)	34,641	3,216,417

		42,450,703
INTERNATIONAL EQUITY—14.59%
iShares MSCI EAFE Index Fund(a)	213,824	13,569,271
iShares MSCI Emerging Markets Index Fund(a)	45,059	2,252,950

		15,822,221

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $95,023,036)		108,332,658

SHORT-TERM INVESTMENTS—10.48%

MONEY MARKET FUNDS—10.48%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%(a)(c)(d)	10,162,471	10,162,471
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%(a)(c)(d)	1,049,629	1,049,629
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(a)(c)	160,938	160,938

		11,373,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,373,038)		11,373,038

TOTAL INVESTMENTS IN SECURITIES—110.34%
(Cost: $106,396,074)		119,705,696
Other Assets, Less Liabilities—(10.34)%		(11,218,618)

NET ASSETS—100.00%		$108,487,078

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.94%

DOMESTIC FIXED INCOME—61.74%
iShares Barclays Aggregate Bond Fund(a)	196,391	$20,913,678
iShares Barclays Short Treasury Bond Fund(a)(b)	207,690	22,904,053
iShares Barclays TIPS Bond Fund(a)	107,039	11,898,455
iShares iBoxx $ High Yield Corporate Bond Fund(a)	41,746	3,876,116

		59,592,302
DOMESTIC EQUITY—25.04%
iShares S&P 500 Index Fund(a)	130,372	17,847,927
iShares S&P MidCap 400 Index Fund(a)	41,466	4,204,238
iShares S&P SmallCap 600 Index Fund(a)	27,986	2,111,543

		24,163,708
INTERNATIONAL EQUITY—13.16%
iShares MSCI EAFE Index Fund(a)	168,102	10,667,753
iShares MSCI Emerging Markets Index Fund(a)	40,727	2,036,350

		12,704,103

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $88,763,276)		96,460,113

SHORT-TERM INVESTMENTS—13.53%

MONEY MARKET FUNDS—13.53%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.20%(a)(c)(d)	11,777,330	11,777,330
BlackRock Cash Funds: Prime, SL Agency Shares 0.21%(a)(c)(d)	1,216,420	1,216,420
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(a)(c)	66,149	66,149

		13,059,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,059,899)		13,059,899

TOTAL INVESTMENTS IN SECURITIES—113.47%
(Cost: $101,823,175)		109,520,012
Other Assets, Less Liabilities—(13.47)%		(12,998,361)

NET ASSETS—100.00%		$96,521,651

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS - 99.96%

DOMESTIC FIXED INCOME - 66.04%
iShares Barclays Aggregate Bond Fund(a)	25,920	$2,760,221
iShares Barclays Short Treasury Bond Fund(a)	7,042	776,592
iShares Barclays TIPS Bond Fund(a)	4,690	521,340

		4,058,153
DOMESTIC EQUITY—25.52%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,082	80,393
iShares S&P 500 Index Fund(a)	8,989	1,230,594
iShares S&P MidCap 400 Index Fund(a)	1,360	137,890
iShares S&P SmallCap 600 Index Fund(a)	1,581	119,286

		1,568,163
INTERNATIONAL EQUITY—8.40%
iShares MSCI EAFE Index Fund(a)	6,991	443,649
iShares MSCI Emerging Markets Index Fund(a)	1,448	72,400

		516,049

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,940,909)		6,142,365

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(a)(b)	4,207	4,207

		4,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,207)		4,207

TOTAL INVESTMENTS IN SECURITIES—100.03%
(Cost: $5,945,116)		6,146,572
Other Assets, Less Liabilities—(0.03)%		(1,637)

NET ASSETS—100.00%		$6,144,935

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.95%

DOMESTIC FIXED INCOME—53.57%
iShares Barclays Aggregate Bond Fund(a)	17,375	$1,850,264
iShares Barclays Short Treasury Bond Fund(a)	3,938	434,282
iShares Barclays TIPS Bond Fund(a)	2,774	308,358

		2,592,904
DOMESTIC EQUITY—35.03%
iShares Cohen & Steers Realty Majors Index Fund(a)	923	68,579
iShares S&P 500 Index Fund(a)	9,620	1,316,978
iShares S&P MidCap 400 Index Fund(a)	1,549	157,053
iShares S&P SmallCap 600 Index Fund(a)	2,031	153,239

		1,695,849
INTERNATIONAL EQUITY—11.35%
iShares MSCI EAFE Index Fund(a)	7,427	471,318
iShares MSCI Emerging Markets Index Fund(a)	1,563	78,150

		549,468

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,628,051)		4,838,221

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	2,714	2,714

		2,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,714)		2,714

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $4,630,765)		4,840,935
Other Assets, Less Liabilities—(0.01)%		(391)

NET ASSETS—100.00%		$4,840,544

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—43.34%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,076	$154,247
iShares S&P 500 Index Fund(a)	24,754	3,388,822
iShares S&P MidCap 400 Index Fund(a)	4,115	417,220
iShares S&P SmallCap 600 Index Fund(a)	5,718	431,423

		4,391,712
DOMESTIC FIXED INCOME—42.59%
iShares Barclays Aggregate Bond Fund(a)	30,496	3,247,519
iShares Barclays Short Treasury Bond Fund(a)	5,501	606,650
iShares Barclays TIPS Bond Fund(a)	4,152	461,537

		4,315,706
INTERNATIONAL EQUITY—14.03%
iShares MSCI EAFE Index Fund(a)	19,130	1,213,990
iShares MSCI Emerging Markets Index Fund(a)	4,169	208,450

		1,422,440

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,480,487)		10,129,858

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	18,111	18,111

		18,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,111)		18,111

TOTAL INVESTMENTS IN SECURITIES—100.14%
(Cost: $9,498,598)		10,147,969
Other Assets, Less Liabilities—(0.14)%		(14,123)

NET ASSETS—100.00%		$10,133,846

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—50.40%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,786	$281,300
iShares S&P 500 Index Fund(a)	49,056	6,715,766
iShares S&P MidCap 400 Index Fund(a)	8,319	843,463
iShares S&P SmallCap 600 Index Fund(a)	11,993	904,872

		8,745,401
DOMESTIC FIXED INCOME—33.11%
iShares Barclays Aggregate Bond Fund(a)	42,989	4,577,899
iShares Barclays Short Treasury Bond Fund(a)(b)	5,802	639,845
iShares Barclays TIPS Bond Fund(a)	4,740	526,898

		5,744,642
INTERNATIONAL EQUITY—16.45%
iShares MSCI EAFE Index Fund(a)	38,124	2,419,349
iShares MSCI Emerging Markets Index Fund(a)	8,688	434,400

		2,853,749

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $15,928,239)		17,343,792

SHORT-TERM INVESTMENTS—3.80%

MONEY MARKET FUNDS—3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	573,560	573,560
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(a)(c)(d)	59,240	59,240
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(c)	26,030	26,030

		658,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $658,830)		658,830

TOTAL INVESTMENTS IN SECURITIES—103.76%
(Cost: $16,587,069)		18,002,622
Other Assets, Less Liabilities—(3.76)%		(651,746)

NET ASSETS—100.00%		$17,350,876

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—56.23%
iShares Cohen & Steers Realty Majors Index Fund(a)	2,864	$212,795
iShares S&P 500 Index Fund(a)	38,963	5,334,035
iShares S&P MidCap 400 Index Fund(a)	6,701	679,414
iShares S&P SmallCap 600 Index Fund(a)	9,926	748,917

		6,975,161
DOMESTIC FIXED INCOME—25.15%
iShares Barclays Aggregate Bond Fund(a)	24,756	2,636,267
iShares Barclays Short Treasury Bond Fund(a)	2,339	257,945
iShares Barclays TIPS Bond Fund(a)	2,033	225,988

		3,120,200
INTERNATIONAL EQUITY—18.58%
iShares MSCI EAFE Index Fund(a)	30,546	1,938,449
iShares MSCI Emerging Markets Index Fund(a)	7,329	366,450

		2,304,899

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,149,838)		12,400,260

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	15,776	15,776

		15,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,776)		15,776

TOTAL INVESTMENTS IN SECURITIES—100.09%
(Cost: $11,165,614)		12,416,036
Other Assets, Less Liabilities—(0.09)%		(10,869)

NET ASSETS—100.00%		$12,405,167

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—60.80%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,056	$227,061
iShares S&P 500 Index Fund(a)	42,565	5,827,148
iShares S&P MidCap 400 Index Fund(a)	7,400	750,286
iShares S&P SmallCap 600 Index Fund(a)(b)	11,210	845,795

		7,650,290
INTERNATIONAL EQUITY—20.43%
iShares MSCI EAFE Index Fund(a)	33,756	2,142,156
iShares MSCI Emerging Markets Index Fund(a)	8,574	428,700

		2,570,856
DOMESTIC FIXED INCOME—18.73%
iShares Barclays Aggregate Bond Fund(a)	19,678	2,095,510
iShares Barclays Short Treasury Bond Fund(a)	1,326	146,231
iShares Barclays TIPS Bond Fund(a)	1,030	114,495

		2,356,236

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,147,138)		12,577,382

SHORT-TERM INVESTMENTS—5.24%

MONEY MARKET FUNDS—5.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.20%(a)(c)(d)	585,107	585,107
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(a)(c)(d)	60,433	60,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(c)	14,274	14,274

		659,814

TOTAL SHORT-TERM INVESTMENTS
(Cost: $659,814)		659,814

TOTAL INVESTMENTS IN SECURITIES—105.20%
(Cost: $11,806,952)		13,237,196
Other Assets, Less Liabilities—(5.20)%		(654,665)

NET ASSETS—100.00%		$12,582,531

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—64.12%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,837	$136,489
iShares S&P 500 Index Fund(a)	25,692	3,517,235
iShares S&P MidCap 400 Index Fund(a)	4,506	456,863
iShares S&P SmallCap 600 Index Fund(a)	6,966	525,585

		4,636,172
INTERNATIONAL EQUITY—22.00%
iShares MSCI EAFE Index Fund(a)	20,666	1,311,464
iShares MSCI Emerging Markets Index Fund(a)	5,586	279,300

		1,590,764
DOMESTIC FIXED INCOME—13.84%
iShares Barclays Aggregate Bond Fund(a)	8,555	911,022
iShares Barclays Short Treasury Bond Fund(a)	615	67,822
iShares Barclays TIPS Bond Fund(a)	197	21,899

		1,000,743

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $6,748,867)		7,227,679

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	6,959	6,959

		6,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,959)		6,959

TOTAL INVESTMENTS IN SECURITIES—100.06%
(Cost: $6,755,826)		7,234,638
Other Assets, Less Liabilities—(0.06)%		(4,123)

NET ASSETS—100.00%		$7,230,515

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

April 30, 2011

Security	Shares	Value

EXCHANGE-TRADED FUNDS—99.96%

DOMESTIC EQUITY—66.18%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,872	$287,690
iShares S&P 500 Index Fund(a)	53,428	7,314,293
iShares S&P MidCap 400 Index Fund(a)	9,441	957,223
iShares S&P SmallCap 600 Index Fund(a)	14,889	1,123,375

		9,682,581
INTERNATIONAL EQUITY—23.28%
iShares MSCI EAFE Index Fund(a)	43,724	2,774,725
iShares MSCI Emerging Markets Index Fund(a)	12,641	632,050

		3,406,775
DOMESTIC FIXED INCOME—10.50%
iShares Barclays Aggregate Bond Fund(a)	13,340	1,420,577
iShares Barclays Short Treasury Bond Fund(a)	1,044	115,132

		1,535,709

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $13,148,151)		14,625,065

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(b)	12,257	12,257

		12,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,257)		12,257

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $13,160,408)		14,637,322
Other Assets, Less Liabilities—(0.04)%		(6,374)

NET ASSETS—100.00%		$14,630,948

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares FTSE China 25 (formerly iShares FTSE/Xinhua China 25 Index Fund), iShares FTSE China (HK Listed), iShares FTSE Developed Small Cap ex-North America, iShares MSCI ACWI, iShares MSCI ACWI ex US, iShares MSCI ACWI ex US Consumer Discretionary Sector, iShares MSCI ACWI ex US Consumer Staples Sector, iShares MSCI ACWI ex US Energy Sector, iShares MSCI ACWI ex US Financials Sector, iShares MSCI ACWI ex US Health Care Sector, iShares MSCI ACWI ex US Industrials Sector, iShares MSCI ACWI ex US Information Technology Sector, iShares MSCI ACWI ex US Materials Sector, iShares MSCI ACWI ex US Telecommunication Services Sector, iShares MSCI ACWI ex US Utilities Sector, iShares MSCI All Country Asia ex Japan, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Small Cap, iShares MSCI EAFE Value, iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector, iShares MSCI Far East Financials Sector, iShares MSCI Kokusai, iShares NYSE 100, iShares NYSE Composite, iShares PHLX SOX Semiconductor Sector (formerly iShares S&P North American Technology-Semiconductors Index Fund), iShares S&P North American Natural Resources Sector, iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking and iShares S&P North American Technology-Software Index Funds, and the iShares S&P Aggressive Allocation, iShares S&P Conservative Allocation, iShares S&P Growth Allocation and iShares S&P Moderate Allocation Funds, and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund,” collectively, the “Funds”).

Each of the iShares S&P Allocation and iShares S&P Target Date funds is an exchange-traded fund (ETF) fund of funds that invests primarily in other iShares funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
FTSE China 25
Common Stocks	$8,136,224,618	$—	$—	$8,136,224,618
Short-Term Investments	194,143,520	—	—	194,143,520

	$8,330,368,138	$—	$—	$8,330,368,138

FTSE China (HK Listed)
Common Stocks	$58,149,894	$—	$—		$58,149,894
Short-Term Investments	2,668,165	—	—		2,668,165

	$60,818,059	$—	$—		$60,818,059

FTSE Developed Small Cap ex-North America
Common Stocks	$49,705,884	$—	$194,150		$49,900,034
Preferred Stocks	86,228	—	—		86,228
Rights	225	—	—		225
Short-Term Investments	1,346,193	—	—		1,346,193

	$51,138,530	$—	$194,150		$51,332,680

MSCI ACWI
Common Stocks	$1,847,722,813	$—	$36,204		$1,847,759,017
Preferred Stocks	27,458,308	—	—		27,458,308
Short-Term Investments	28,404,626	—	—		28,404,626

	$1,903,585,747	$—	$36,204		$1,903,621,951

MSCI ACWI ex US
Common Stocks	$938,335,260	$—	$18		$938,335,278
Preferred Stocks	22,835,954	—	—		22,835,954
Rights	38,728	—	—		38,728
Short-Term Investments	12,487,834	—	—		12,487,834

	$973,697,776	$—	$18		$973,697,794

MSCI ACWI ex US Consumer Discretionary Sector
Common Stocks	$6,557,909	$—	$—		$6,557,909
Preferred Stocks	235,693	—	—		235,693
Short-Term Investments	44,684	—	—		44,684

	$6,838,286	$—	$—		$6,838,286

MSCI ACWI ex US Consumer Staples Sector
Common Stocks	$3,161,928	$—	$—		$3,161,928
Preferred Stocks	105,675	—	—		105,675
Short-Term Investments	6,011	—	—		6,011

	$3,273,614	$—	$—		$3,273,614

MSCI ACWI ex US Energy Sector
Common Stocks	$6,706,155	$—	$—		$6,706,155
Preferred Stocks	248,514	—	—		248,514
Short-Term Investments	14,437	—	—		14,437

	$6,969,106	$—	$—		$6,969,106

MSCI ACWI ex US Financials Sector
Common Stocks	$2,598,715	$—	$0	(a)	$2,598,715
Preferred Stocks	26,103	—	—		26,103
Rights	126	—	—		126
Short-Term Investments	4,692	—	—		4,692

	$2,629,636	$—	$0	(a)	$2,629,636

MSCI ACWI ex US Health Care Sector
Common Stocks	$3,059,044	$—	$—		$3,059,044
Short-Term Investments	524	—	—		524

	$3,059,568	$—	$—		$3,059,568

MSCI ACWI ex US Industrials Sector
Common Stocks	$6,560,397	$—	$978	$6,561,375
Short-Term Investments	17,904	—	—	17,904

	$6,578,301	$—	$978	$6,579,279

MSCI ACWI ex US Information Technology Sector
Common Stocks	$6,095,608	$—	$—	$6,095,608
Short-Term Investments	14,917	—	—	14,917

	$6,110,525	$—	$—	$6,110,525

MSCI ACWI ex US Materials Sector
Common Stocks	$6,943,079	$—	$—	$6,943,079
Preferred Stocks	278,486	—	—	278,486
Short-Term Investments	16,912	—	—	16,912

	$7,238,477	$—	$—	$7,238,477

MSCI ACWI ex US Telecommunication Services Sector
Common Stocks	$6,146,734	$—	$—	$6,146,734
Preferred Stocks	149,226	—	—	149,226
Short-Term Investments	69,959	—	—	69,959

	$6,365,919	$—	$—	$6,365,919

MSCI ACWI ex US Utilities Sector
Common Stocks	$5,510,173	$—	$—	$5,510,173
Preferred Stocks	163,109	—	—	163,109
Short-Term Investments	33,890	—	—	33,890

	$5,707,172	$—	$—	$5,707,172

MSCI All Country Asia ex Japan
Common Stocks	$2,047,679,454	$—	$127,806	$2,047,807,260
Exchange-Traded Funds	105,145,869	—	—	105,145,869
Preferred Stocks	1,506,955	—	—	1,506,955
Short-Term Investments	169,774,792	—	—	169,774,792

	$2,324,107,070	$—	$127,806	$2,324,234,876

MSCI EAFE
Common Stocks	$40,909,914,462	$—	$1,018,419	$40,910,932,881
Preferred Stocks	249,562,724	—	—	249,562,724
Rights	404,804	—	—	404,804
Short-Term Investments	398,842,739	—	—	398,842,739

	$41,558,724,729	$—	$1,018,419	$41,559,743,148

MSCI EAFE Growth
Common Stocks	$1,480,095,539	$—	$72,651	$1,480,168,190
Preferred Stocks	12,238,520	—	—	12,238,520
Rights	4,293	—	—	4,293
Short-Term Investments	12,805,247	—	—	12,805,247

	$1,505,143,599	$—	$72,651	$1,505,216,250

MSCI EAFE Small Cap
Common Stocks	$1,671,700,880	$—	$2,256,143	$1,673,957,023
Preferred Stocks	244,050	—	5,368	249,418
Rights	28,767	—	46,736	75,503
Short-Term Investments	75,713,693	—	—	75,713,693

	$1,747,687,390	$—	$2,308,247	$1,749,995,637

MSCI EAFE Value
Common Stocks	$1,528,320,918	$—	$411	$1,528,321,329

Preferred Stocks	6,467,863	—	—		6,467,863
Rights	24,451	—	—		24,451
Short-Term Investments	18,122,525	—	—		18,122,525

	$1,552,935,757	$—	$411		$1,552,936,168

MSCI Emerging Markets Financials Sector
Common Stocks	$22,613,452	$—	$—		$22,613,452
Preferred Stocks	1,197,616	—	—		1,197,616
Short-Term Investments	790,338	—	—		790,338

	$24,601,406	$—	$—		$24,601,406

MSCI Emerging Markets Materials Sector
Common Stocks	$13,339,742	$—	$—		$13,339,742
Preferred Stocks	2,369,254	—	—		2,369,254
Short-Term Investments	413,110	—	—		413,110

	$16,122,106	$—	$—		$16,122,106

MSCI Europe Financials Sector
Common Stocks	$8,632,897	$—	$0	(a)	$8,632,897
Preferred Stocks	13,270	—	—		13,270
Rights	471	—	—		471
Short-Term Investments	18,667	—	—		18,667

	$8,665,305	$—	$0	(a)	$8,665,305

MSCI Far East Financials Sector
Common Stocks	$2,483,474	$—	$—		$2,483,474
Short-Term Investments	52,293	—	—		52,293

	$2,535,767	$—	$—		$2,535,767

MSCI Kokusai
Common Stocks	$633,250,451	$—	$7,850		$633,258,301
Preferred Stocks	1,929,943	—	—		1,929,943
Rights	4,635	—	—		4,635
Short-Term Investments	6,744,075	—	—		6,744,075

	$641,929,104	$—	$7,850		$641,936,954

NYSE 100
Common Stocks	$61,916,735	$—	$—		$61,916,735
Short-Term Investments	201,499	—	—		201,499

	$62,118,234	$—	$—		$62,118,234

NYSE Composite
Common Stocks	$98,935,498	$—	$17,928		$98,953,426
Preferred Stocks	24,317	—	—		24,317
Short-Term Investments	1,227,217	—	—		1,227,217

	$100,187,032	$—	$17,928		$100,204,960

PHLX SOX Semiconductor Sector
Common Stocks	$240,086,747	$—	$—		$240,086,747
Short-Term Investments	16,072,300	—	—		16,072,300

	$256,159,047	$—	$—		$256,159,047

S&P North American Natural Resources Sector
Common Stocks	$2,500,884,913	$—	$8		$2,500,884,921
Short-Term Investments	61,563,985	—	—		61,563,985

	$2,562,448,898	$—	$8		$2,562,448,906

S&P North American Technology Sector
Common Stocks	$470,223,359	$—	$—	$470,223,359
Short-Term Investments	14,001,102	—	—	14,001,102

	$484,224,461	$—	$—	$484,224,461

S&P North American Technology-Multimedia Networking
Common Stocks	$287,982,521	$—	$—	$287,982,521
Short-Term Investments	36,986,126	—	—	36,986,126

	$324,968,647	$—	$—	$324,968,647

S&P North American Technology-Software
Common Stocks	$605,066,702	$—	$—	$605,066,702
Short-Term Investments	33,609,792	—	—	33,609,792

	$638,676,494	$—	$—	$638,676,494

S&P Aggressive Allocation
Exchange-Traded Funds	$79,719,622	$—	$—	$79,719,622
Short-Term Investments	2,426,284	—	—	2,426,284

	$82,145,906	$—	$—	$82,145,906

S&P Conservative Allocation
Exchange-Traded Funds	$53,223,557	$—	$—	$53,223,557
Short-Term Investments	1,664,485	—	—	1,664,485

	$54,888,042	$—	$—	$54,888,042

S&P Growth Allocation
Exchange-Traded Funds	$108,332,658	$—	$—	$108,332,658
Short-Term Investments	11,373,038	—	—	11,373,038

	$119,705,696	$—	$—	$119,705,696

S&P Moderate Allocation
Exchange-Traded Funds	$96,460,113	$—	$—	$96,460,113
Short-Term Investments	13,059,899	—	—	13,059,899

	$109,520,012	$—	$—	$109,520,012

S&P Target Date Retirement Income
Exchange-Traded Funds	$6,142,365	$—	$—	$6,142,365
Short-Term Investments	4,207	—	—	4,207

	$6,146,572	$—	$—	$6,146,572

S&P Target Date 2010
Exchange-Traded Funds	$4,838,221	$—	$—	$4,838,221
Short-Term Investments	2,714	—	—	2,714

	$4,840,935	$—	$—	$4,840,935

S&P Target Date 2015
Exchange-Traded Funds	$10,129,858	$—	$—	$10,129,858
Short-Term Investments	18,111	—	—	18,111

	$10,147,969	$—	$—	$10,147,969

S&P Target Date 2020
Exchange-Traded Funds	$17,343,792	$—	$—	$17,343,792
Short-Term Investments	658,830	—	—	658,830

	$18,002,622	$—	$—	$18,002,622

S&P Target Date 2025
Exchange-Traded Funds	$12,400,260	$—	$—	$12,400,260
Short-Term Investments	15,776	—	—	15,776

	$12,416,036	$—	$—	$12,416,036

S&P Target Date 2030
Exchange-Traded Funds	$12,577,382	$—	$—	$12,577,382
Short-Term Investments	659,814	—	—	659,814

	$13,237,196	$—	$—	$13,237,196

S&P Target Date 2035
Exchange-Traded Funds	$7,227,679	$—	$—	$7,227,679
Short-Term Investments	6,959	—	—	6,959

	$7,234,638	$—	$—	$7,234,638

S&P Target Date 2040
Exchange-Traded Funds	$14,625,065	$—	$—	$14,625,065
Short-Term Investments	12,257	—	—	12,257

	$14,637,322	$—	$—	$14,637,322

(a)	Rounds to less than $1.

The following table provides the reconciliation of investments in which Level 3 Prices were used in determining fair value for the nine months ended April 30, 2011. A reconciliation is presented when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

iShares Index Fund	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)(a)		Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE China 25
Common Stocks	$350,583,779	$—	$—	$(350,583,779	)(b)	$—	$—
FTSE China (HK Listed)
Common Stocks	1,889,381	—	—	(1,889,381	)(b)	—	—
MSCI Emerging Markets Financials Sector
Common Stocks	41,434	—	—	(41,434	)(b)	—	—

(a)	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
(b)	Represents the transfer out of Ping An Insurance (Group) Co. of China Ltd. (“Ping An”) Class H shares from Level 3 to Level 1. At the request of Ping An, shares of its stock were suspended from trading on the Hong Kong Exchange for the period from June 30, 2010 to September 1, 2010 pending the announcement of its acquisition of Shenzhen Development Bank Co.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China 25	$8,093,829,888	$882,511,938	$(645,973,688)	$236,538,250
FTSE China (HK Listed)	51,539,129	11,660,164	(2,381,234)	9,278,930
FTSE Developed Small Cap ex-North America	46,852,540	8,919,680	(4,439,540)	4,480,140
MSCI ACWI	1,637,631,749	308,042,627	(42,052,425)	265,990,202
MSCI ACWI ex US	850,507,936	148,584,866	(25,395,008)	123,189,858
MSCI ACWI ex US Consumer Discretionary Sector	6,020,695	918,470	(100,879)	817,591
MSCI ACWI ex US Consumer Staples Sector	2,708,343	573,223	(7,952)	565,271
MSCI ACWI ex US Energy Sector	5,188,786	1,784,907	(4,587)	1,780,320
MSCI ACWI ex US Financials Sector	2,390,166	348,040	(108,570)	239,470
MSCI ACWI ex US Health Care Sector	2,551,812	533,086	(25,330)	507,756
MSCI ACWI ex US Industrials Sector	5,088,243	1,574,063	(83,027)	1,491,036
MSCI ACWI ex US Information Technology Sector	5,170,725	1,094,854	(155,054)	939,800
MSCI ACWI ex US Materials Sector	5,226,144	2,050,697	(38,364)	2,012,333
MSCI ACWI ex US Telecommunication Services Sector	5,221,384	1,191,083	(46,548)	1,144,535
MSCI ACWI ex US Utilities Sector	5,110,709	944,408	(347,945)	596,463
MSCI All Country Asia ex Japan	2,012,229,748	343,822,415	(31,817,287)	312,005,128
MSCI EAFE	38,521,532,017	7,946,971,465	(4,908,760,334)	3,038,211,131
MSCI EAFE Growth	1,240,414,381	327,400,862	(62,598,993)	264,801,869
MSCI EAFE Small Cap	1,457,154,987	359,185,401	(66,344,751)	292,840,650
MSCI EAFE Value	1,440,357,639	245,534,155	(132,955,626)	112,578,529
MSCI Emerging Markets Financials Sector	23,603,222	1,430,583	(432,399)	998,184
MSCI Emerging Markets Materials Sector	14,705,179	1,726,595	(309,668)	1,416,927
MSCI Europe Financials Sector	8,215,577	748,732	(299,004)	449,728
MSCI Far East Financials Sector	2,464,612	210,057	(138,902)	71,155
MSCI Kokusai	585,569,151	66,728,028	(10,360,225)	56,367,803
NYSE 100	64,266,721	6,176,415	(8,324,902)	(2,148,487)
NYSE Composite	107,365,492	11,307,810	(18,468,342)	(7,160,532)
PHLX SOX Semiconductor Sector	285,272,277	5,744,565	(34,857,795)	(29,113,230)
S&P North American Natural Resources Sector	2,080,547,448	596,501,793	(114,600,335)	481,901,458
S&P North American Technology Sector	447,184,885	82,145,947	(45,106,371)	37,039,576
S&P North American Technology-Multimedia Networking	340,809,372	15,932,891	(31,773,616)	(15,840,725)
S&P North American Technology-Software	577,992,597	91,863,289	(31,179,392)	60,683,897
S&P Aggressive Allocation	69,522,898	12,623,008	—	12,623,008
S&P Conservative Allocation	52,124,315	2,763,727	—	2,763,727
S&P Growth Allocation	106,741,146	12,964,550	—	12,964,550
S&P Moderate Allocation	101,987,169	7,532,843	—	7,532,843
S&P Target Date Retirement Income	5,950,177	212,007	(15,612)	196,395
S&P Target Date 2010	4,636,823	204,112	—	204,112
S&P Target Date 2015	9,504,634	643,335	—	643,335
S&P Target Date 2020	16,595,370	1,407,252	—	1,407,252
S&P Target Date 2025	11,172,992	1,243,044	—	1,243,044
S&P Target Date 2030	11,853,106	1,384,090	—	1,384,090
S&P Target Date 2035	6,787,395	447,243	—	447,243
S&P Target Date 2040	13,166,454	1,470,868	—	1,470,868

2. TRANSACTIONS WITH AFFILIATES

As of April 30, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the nine months ended April 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	—	5,985	(390)	5,595	$1,096,284	$12,615	$14,154
PNC Financial Services Group Inc. (The)	29,428	10,494	(2,970)	36,952	2,303,588	19,566	59,436

					$3,399,872	$32,181	$73,590

MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	—	1,996,602	(237,060)	1,759,542	$26,410,725	$452,885	$1,714,749
iShares MSCI South Korea Index Fund	—	721,730	(12,732)	708,998	48,899,592	—	2,513
iShares MSCI Taiwan Index Fund	—	1,893,471	(28,749)	1,864,722	29,835,552	—	13,995

					$105,145,869	$452,885	$1,731,257

MSCI Kokusai
BlackRock Inc.	525	976	(133)	1,368	$268,046	$3,088	$3,949
PNC Financial Services Group Inc. (The)	6,335	7,964	(1,267)	13,032	812,415	5,846	30,785

					$1,080,461	$8,934	$34,734

NYSE 100
BlackRock Inc.	478	—	(478)	—	$—	$478	$(28,931)
PNC Financial Services Group Inc. (The)	5,987	832	(1,924)	4,895	305,154	2,899	3,678

					$305,154	$3,377	$(25,253)

NYSE Composite
BlackRock Inc.	307	306	(94)	519	$101,693	$1,527	$1,582
PNC Financial Services Group Inc. (The)	3,691	42	(801)	2,932	182,781	1,676	2,751

					$284,474	$3,203	$4,333

S&P Aggressive Allocation
iShares Barclays Aggregate Bond Fund	20,503	16,796	(838)	36,461	$3,882,732	$75,218	$1,290
iShares Barclays TIPS Bond Fund	14,389	15,062	(658)	28,793	3,200,630	44,131	3,305
iShares iBoxx $ High Yield Corporate Bond Fund	—	17,212	(367)	16,845	1,564,058	26,940	37
iShares MSCI EAFE Index Fund	174,967	116,631	(89,756)	201,842	12,808,893	103,918	368,009
iShares MSCI Emerging Markets Index Fund	118,957	62,816	(132,478)	49,295	2,464,750	50,583	980,848
iShares S&P 500 Index Fund	115,207	111,368	(5,075)	221,500	30,323,350	282,577	234,317
iShares S&P MidCap 400 Index Fund	130,904	93,442	(40,312)	184,034	18,659,207	119,204	1,509,405

iShares S&P SmallCap 600 Index Fund	55,231	41,809	(6,702)	90,338	6,816,002	40,114	59,413
iShares S&P GSCI Commodity-Indexed Trust	—	61,285	(61,285)	—	—	—	(25,065)

					$79,719,622	$742,685	$3,131,559

S&P Conservative Allocation
iShares Barclays Aggregate Bond Fund	93,230	40,664	(9,550)	124,344	$13,241,393	$306,667	$26,899
iShares Barclays Short Treasury Bond Fund	115,105	49,500	(16,949)	147,656	16,283,504	10,671	(2,156)
iShares Barclays TIPS Bond Fund	67,821	28,741	(13,101)	83,461	9,277,525	155,144	29,255
iShares Cohen & Steers Realty Majors Index Fund	23,805	6,568	(30,373)	—	—	25,072	517,905
iShares iBoxx $ High Yield Corporate Bond Fund	—	28,723	—	28,723	2,666,930	45,101	—
iShares MSCI EAFE Index Fund	39,615	13,658	(30,562)	22,711	1,441,240	24,261	282,679
iShares MSCI Emerging Markets Index Fund	16,250	5,826	(10,869)	11,207	560,350	7,082	65,018
iShares S&P 500 Index Fund	41,306	17,921	(4,909)	54,318	7,436,134	85,594	198,194
iShares S&P GSCI Commodity-Indexed Trust	—	13,589	(13,589)	—	—	—	(6,174)
iShares S&P MidCap 400 Index Fund	16,519	6,615	(6,019)	17,115	1,735,290	13,552	216,525
iShares S&P SmallCap 600 Index Fund	7,302	2,942	(2,541)	7,703	581,191	4,689	56,087

					$53,223,557	$677,833	$1,384,232

S&P Growth Allocation
iShares Barclays Aggregate Bond Fund	110,365	75,394	(9,194)	176,565	$18,802,407	$397,344	$(28,796)
iShares Barclays Short Treasury Bond Fund	59,953	40,943	(5,152)	95,744	10,558,648	6,199	(1,854)
iShares Barclays TIPS Bond Fund	62,797	41,952	(15,929)	88,820	9,873,231	159,865	(40,400)
iShares Cohen & Steers Realty Majors Index Fund	12,022	6,646	(18,668)	—	—	13,085	292,274
iShares iBoxx $ High Yield Corporate Bond Fund	—	34,679	(38)	34,641	3,216,417	57,602	(13)
iShares MSCI EAFE Index Fund	197,607	126,642	(110,425)	213,824	13,569,271	126,868	1,442,305
iShares MSCI Emerging Markets Index Fund	30,322	20,433	(5,696)	45,059	2,252,950	13,906	(13,513)
iShares S&P 500 Index Fund	131,240	102,056	(924)	232,372	31,811,727	313,827	(1,966)
iShares S&P GSCI Commodity-Indexed Trust	—	57,090	(57,090)	—	—	—	(25,940)
iShares S&P MidCap 400 Index Fund	76,200	52,098	(5,927)	122,371	12,407,196	74,040	(4,513)
iShares S&P SmallCap 600 Index Fund	55,307	36,886	(14,780)	77,413	5,840,811	39,811	(13,955)

					$108,332,658	$1,202,547	$1,603,629

S&P Moderate Allocation
iShares Barclays Aggregate Bond Fund	124,894	81,937	(10,440)	196,391	$20,913,678	$443,207	$(27,179)
iShares Barclays Short Treasury Bond Fund	130,112	85,875	(8,297)	207,690	22,904,053	13,361	(2,498)
iShares Barclays TIPS Bond Fund	65,417	43,610	(1,988)	107,039	11,898,455	177,419	(6,723)
iShares Cohen & Steers Realty Majors Index Fund	22,960	9,088	(32,048)	—	—	26,116	431,155
iShares iBoxx $ High Yield Corporate Bond Fund	—	41,813	(67)	41,746	3,876,116	64,565	(39)
iShares MSCI EAFE Index Fund	141,051	83,649	(56,598)	168,102	10,667,753	92,829	784,324

iShares MSCI Emerging Markets Index Fund	43,430	23,928	(26,631)	40,727	2,036,350	20,418	227,196
iShares S&P 500 Index Fund	88,977	56,794	(15,399)	130,372	17,847,927	201,291	(1,734)
iShares S&P GSCI Commodity- Indexed Trust	—	47,863	(47,863)	—	—	—	(21,721)
iShares S&P MidCap 400 Index Fund	23,896	17,765	(195)	41,466	4,204,238	24,381	(60)
iShares S&P SmallCap 600 Index Fund	21,124	12,993	(6,131)	27,986	2,111,543	15,383	100,231

					$96,460,113	$1,078,970	$1,482,952

S&P Target Date Retirement Income
iShares Barclays Aggregate Bond Fund	29,845	20,992	(24,917)	25,920	$2,760,221	$73,848	$76,567
iShares Barclays Short Treasury Bond Fund	8,242	5,642	(6,842)	7,042	776,592	598	23
iShares Barclays TIPS Bond Fund	5,722	3,763	(4,795)	4,690	521,340	9,648	21,798
iShares Cohen & Steers Realty Majors Index Fund	1,536	983	(1,437)	1,082	80,393	1,852	12,717
iShares MSCI EAFE Index Fund	9,838	6,316	(9,163)	6,991	443,649	3,049	44,628
iShares MSCI Emerging Markets Index Fund	2,065	1,244	(1,861)	1,448	72,400	450	12,077
iShares S&P 500 Index Fund	12,737	7,920	(11,668)	8,989	1,230,594	19,768	101,107
iShares S&P MidCap 400 Index Fund	2,074	1,289	(2,003)	1,360	137,890	1,321	19,467
iShares S&P SmallCap 600 Index Fund	2,366	1,596	(2,381)	1,581	119,286	1,104	16,341

					$6,142,365	$111,638	$304,725

S&P Target Date 2010
iShares Barclays Aggregate Bond Fund	10,486	17,671	(10,782)	17,375	$1,850,264	$45,235	$11,802
iShares Barclays Short Treasury Bond Fund	2,416	4,070	(2,548)	3,938	434,282	296	39
iShares Barclays TIPS Bond Fund	1,774	2,834	(1,834)	2,774	308,358	5,440	4,645
iShares Cohen & Steers Realty Majors Index Fund	687	1,086	(850)	923	68,579	1,465	7,045
iShares MSCI EAFE Index Fund	5,478	8,544	(6,595)	7,427	471,318	4,315	44,261
iShares MSCI Emerging Markets Index Fund	1,169	1,750	(1,356)	1,563	78,150	646	8,262
iShares Russell 2000 Index Fund	1,412	—	(1,412)	—	—	—	(6,858)
iShares S&P 500 Index Fund	7,145	10,822	(8,347)	9,620	1,316,978	19,063	120,506
iShares S&P MidCap 400 Index Fund	1,237	1,851	(1,539)	1,549	157,053	1,381	21,781
iShares S&P SmallCap 600 Index Fund	—	4,128	(2,097)	2,031	153,239	1,401	30,479

					$4,838,221	$79,242	$241,962

S&P Target Date 2015
iShares Barclays Aggregate Bond Fund	17,920	23,095	(10,519)	30,496	$3,247,519	$77,511	$9,214
iShares Barclays Short Treasury Bond Fund	3,286	4,111	(1,896)	5,501	606,650	402	44
iShares Barclays TIPS Bond Fund	2,585	3,157	(1,590)	4,152	461,537	8,020	5,603
iShares Cohen & Steers Realty Majors Index Fund	1,503	1,635	(1,062)	2,076	154,247	3,064	11,773
iShares MSCI EAFE Index Fund	13,738	14,520	(9,128)	19,130	1,213,990	10,897	63,633

iShares MSCI Emerging Markets Index Fund	3,035	3,067	(1,933)	4,169	208,450	1,693	11,453
iShares Russell 2000 Index Fund	3,870	—	(3,870)	—	—	—	(18,796)
iShares S&P 500 Index Fund	17,901	18,248	(11,395)	24,754	3,388,822	42,422	168,444
iShares S&P MidCap 400 Index Fund	3,201	3,237	(2,323)	4,115	417,220	3,185	34,841
iShares S&P SmallCap 600 Index Fund	—	9,146	(3,428)	5,718	431,423	3,522	43,965

					$10,129,858	$150,716	$330,174

S&P Target Date 2020
iShares Barclays Aggregate Bond Fund	26,128	25,974	(9,113)	42,989	$4,577,899	$83,262	$19,220
iShares Barclays Short Treasury Bond Fund	3,585	3,436	(1,219)	5,802	639,845	330	32
iShares Barclays TIPS Bond Fund	3,053	2,835	(1,148)	4,740	526,898	7,218	5,203
iShares Cohen & Steers Realty Majors Index Fund	2,836	2,185	(1,235)	3,786	281,300	4,240	18,501
iShares MSCI EAFE Index Fund	28,318	21,137	(11,331)	38,124	2,419,349	12,911	95,119
iShares MSCI Emerging Markets Index Fund	6,541	4,760	(2,613)	8,688	434,400	2,119	16,054
iShares S&P 500 Index Fund	36,692	26,178	(13,814)	49,056	6,715,766	68,728	226,681
iShares S&P MidCap 400 Index Fund	6,694	4,656	(3,031)	8,319	843,463	5,128	41,830
iShares S&P SmallCap 600 Index Fund	9,472	7,200	(4,679)	11,993	904,872	5,503	39,214

					$17,343,792	$189,439	$461,854

S&P Target Date 2025
iShares Barclays Aggregate Bond Fund	15,059	15,460	(5,763)	24,756	$2,636,267	$61,175	$29,854
iShares Barclays Short Treasury Bond Fund	1,446	1,486	(593)	2,339	257,945	166	(6)
iShares Barclays TIPS Bond Fund	1,311	1,258	(536)	2,033	225,988	3,805	3,356
iShares Cohen & Steers Realty Majors Index Fund	2,147	1,925	(1,208)	2,864	212,795	4,172	17,886
iShares MSCI EAFE Index Fund	22,709	19,534	(11,697)	30,546	1,938,449	16,991	105,189
iShares MSCI Emerging Markets Index Fund	5,522	4,602	(2,795)	7,329	366,450	2,905	25,490
iShares S&P 500 Index Fund	29,168	24,122	(14,327)	38,963	5,334,035	70,333	321,527
iShares S&P MidCap 400 Index Fund	5,397	4,465	(3,161)	6,701	679,414	5,444	64,872
iShares S&P SmallCap 600 Index Fund	7,847	7,083	(5,004)	9,926	748,917	6,305	70,862

					$12,400,260	$171,296	$639,030

S&P Target Date 2030
iShares Barclays Aggregate Bond Fund	14,196	8,700	(3,218)	19,678	$2,095,510	$46,573	$1,749
iShares Barclays Short Treasury Bond Fund	972	566	(212)	1,326	146,231	91	1
iShares Barclays TIPS Bond Fund	788	446	(204)	1,030	114,495	1,865	218
iShares Cohen & Steers Realty Majors Index Fund	2,717	1,156	(817)	3,056	227,061	4,172	10,122
iShares MSCI EAFE Index Fund	29,761	11,294	(7,299)	33,756	2,142,156	15,960	74,516
iShares MSCI Emerging Markets Index Fund	7,662	2,860	(1,948)	8,574	428,700	2,889	9,605
iShares Russell 2000 Index Fund	9,315	—	(9,315)	—	—	—	(45,240)
iShares S&P 500 Index Fund	37,789	13,149	(8,373)	42,565	5,827,148	72,347	191,785

iShares S&P MidCap 400 Index Fund	7,069	2,465	(2,134)	7,400	750,286	5,606	34,999
iShares S&P SmallCap 600 Index Fund	—	14,798	(3,588)	11,210	845,795	6,497	53,808

					$12,577,382	$156,000	$331,563

S&P Target Date 2035
iShares Barclays Aggregate Bond Fund	3,570	8,719	(3,734)	8,555	$911,022	$16,621	$6,408
iShares Barclays Short Treasury Bond Fund	261	633	(279)	615	67,822	35	(1)
iShares Barclays TIPS Bond Fund	87	204	(94)	197	21,899	309	142
iShares Cohen & Steers Realty Majors Index Fund	948	2,005	(1,116)	1,837	136,489	2,072	12,906
iShares MSCI EAFE Index Fund	10,540	21,577	(11,451)	20,666	1,311,464	8,502	59,760
iShares MSCI Emerging Markets Index Fund	2,887	5,944	(3,245)	5,586	279,300	1,638	16,766
iShares Russell 2000 Index	3,349	—	(3,349)	—	—	—	(16,265)
iShares S&P 500 Index Fund	13,194	26,367	(13,869)	25,692	3,517,235	36,101	248,833
iShares S&P MidCap 400 Index Fund	2,488	4,863	(2,845)	4,506	456,863	2,843	53,741
iShares S&P SmallCap 600 Index Fund	—	11,546	(4,580)	6,966	525,585	3,399	70,281

					$7,227,679	$71,520	$452,571

S&P Target Date 2040
iShares Barclays Aggregate Bond Fund	9,682	7,963	(4,305)	13,340	$1,420,577	$29,090	$11,048
iShares Barclays Short Treasury Bond Fund	771	626	(353)	1,044	115,132	67	7
iShares Cohen & Steers Realty Majors Index Fund	3,464	2,279	(1,871)	3,872	287,690	4,805	29,108
iShares MSCI EAFE Index Fund	38,787	23,563	(18,626)	43,724	2,774,725	17,915	166,950
iShares MSCI Emerging Markets Index Fund	11,366	6,881	(5,606)	12,641	632,050	3,691	41,873
iShares S&P 500 Index Fund	47,724	27,772	(22,068)	53,428	7,314,293	83,006	428,536
iShares S&P MidCap 400 Index Fund	9,072	5,166	(4,797)	9,441	957,223	6,526	92,086
iShares S&P SmallCap 600 Index Fund	14,046	8,851	(8,008)	14,889	1,123,375	7,790	99,335

					$14,625,065	$152,890	$868,943

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of April 30, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 20, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 20, 2011